UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number         811-04416

                            PNC Funds

(Exact name of registrant as specified in charter)

One East Pratt Street – 5th Floor

                                 Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

John M. Loder, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

                                 Boston, Massachusetts 02199-3600

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-622-3863

Date of fiscal year end: May 31

Date of reporting period: November 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Semi-Annual Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT

November 30, 2013

(Unaudited)

PNC Target Date Funds

PNC Equity Funds

PNC Fixed Income Funds

PNC Tax Exempt
Bond Funds

PNC FUNDS

TARGET DATE FUNDS

Retirement Income Fund

Target 2020 Fund

Target 2030 Fund

Target 2040 Fund

Target 2050 Fund

EQUITY FUNDS

Balanced Allocation Fund

International Equity Fund

Large Cap Core Fund

(formerly Large Cap Core Equity Fund)

Large Cap Growth Fund

Large Cap Value Fund

Mid Cap Fund (formerly Mid Cap Value Fund)

Multi-Factor Small Cap Core Fund

Multi-Factor Small Cap Growth Fund

Multi-Factor Small Cap Value Fund

S&P 500 Index Fund

Small Cap Fund

FIXED INCOME FUNDS

Bond Fund

Government Mortgage Fund

High Yield Bond Fund

Intermediate Bond Fund

Limited Maturity Bond Fund

Total Return Advantage Fund

Ultra Short Bond Fund

TAX EXEMPT BOND FUNDS

Intermediate Tax Exempt Bond Fund

Maryland Tax Exempt Bond Fund

Michigan Intermediate Municipal Bond Fund

Ohio Intermediate Tax Exempt Bond Fund

Pennsylvania Intermediate Municipal Bond Fund

Tax Exempt Limited Maturity Bond Fund

OTHER PNC FUNDS

MONEY MARKET FUNDS

Government Money Market Fund

Money Market Fund

Ohio Municipal Money Market Fund

Pennsylvania Tax Exempt Money Market Fund

Tax Exempt Money Market Fund

Treasury Money Market Fund

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges and expenses of the PNC Target Date Funds, PNC Equity Funds, PNC Fixed Income Funds and PNC Tax Exempt Bond Funds (individually, a “Fund”, collectively, the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-622-FUND (3863) or downloading one at pncfunds.com. Please read it carefully before investing.

N O T F D I C I N S U R E D ● N O B A N K G U A R A N T E E ● M A Y L O S E V A L U E

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

PNC Capital Advisors, LLC (“PCA”), a subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and co-administrator to PNC Funds and receives fees for its services. PNC Funds are distributed by PNC Funds Distributor, LLC (the “Underwriter”), Three Canal Plaza, Suite 100, Portland, ME 04101. The Underwriter is not affiliated with PCA and is not a bank.

©2014 The PNC Financial Services Group, Inc. All rights reserved.

TABLE OF CONTENTS

A Message from the President			1
Abbreviations and Definitions for Schedules of Investments and Financial Statements			7
PNC Target Date Funds
Explanation of Expense Tables			8
	Financial Highlights	Schedule of Investments
Retirement Income Fund	9	14
Target 2020 Fund	10	16
Target 2030 Fund	11	18
Target 2040 Fund	12	20
Target 2050 Fund	13	22
Statements of Assets and Liabilities			25
Statements of Operations			27
Statements of Changes in Net Assets			29
PNC Equity Funds
Summary of Portfolio Holdings			31
Explanation of Expense Tables			33
	Financial Highlights	Schedule of Investments
Balanced Allocation Fund	35	46
International Equity Fund	36	55
Large Cap Core Fund	37	60
Large Cap Growth Fund	38	62
Large Cap Value Fund	39	64
Mid Cap Fund	40	66
Multi-Factor Small Cap Core Fund	41	68
Multi-Factor Small Cap Growth Fund	42	71
Multi-Factor Small Cap Value Fund	43	74
S&P 500 Index Fund	44	77
Small Cap Fund	45	83
Statements of Assets and Liabilities			85
Statements of Operations			91
Statements of Changes in Net Assets			95
PNC Fixed Income and Tax Exempt Bond Funds
Summary of Portfolio Holdings			99
Explanation of Expense Tables			102
	Financial Highlights	Schedule of Investments
Bond Fund	104	117
Government Mortgage Fund	105	122
High Yield Bond Fund	106	124
Intermediate Bond Fund	107	127
Limited Maturity Bond Fund	108	131
Total Return Advantage Fund	109	135
Ultra Short Bond Fund	110	141
Intermediate Tax Exempt Bond Fund	111	144
Maryland Tax Exempt Bond Fund	112	147
Michigan Intermediate Municipal Bond Fund	113	149
Ohio Intermediate Tax Exempt Bond Fund	114	151
Pennsylvania Intermediate Municipal Bond Fund	115	153
Tax Exempt Limited Maturity Bond Fund	116	155
Statements of Assets and Liabilities			159
Statements of Operations			167
Statements of Changes in Net Assets			171

Notes to Financial Statements			176
Trustees Review and Approval of Advisory and Sub-Advisory Agreements			202
Proxy Voting and Quarterly Schedules of Investments			204

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“U.S. GDP growth remained modest but notably improving...”

Commentary provided by PNC Capital Advisors, LLC as of November 30, 2013

* Past performance is no guarantee of future results.

Reference to Fund performance throughout assumes performance of Class I Shares.

Dear Shareholders:

We are pleased to present this semi-annual report for PNC Target Date Funds, PNC Equity Funds and PNC Fixed Income and Tax Exempt Bond Funds for the six months ended November 30, 2013.

The six months ended November 30, 2013 were rewarding ones for PNC Target Date Funds and PNC Equity Funds but challenging ones for most PNC Fixed Income and Tax Exempt Bond Funds, as investors generally elected to focus on positive news flow and thus favored less risk-averse assets, despite counter-balancing market forces. Highlights of the semi-annual period include the following:

•

Along with the broad equity markets, all 11 of the PNC Equity Funds generated positive absolute returns during the semi-annual period, with ten of the 11 posting double-digit gains. All five of the PNC Target Date Funds also enjoyed solid positive absolute returns during the semi-annual period. However, the broad taxable and tax-exempt fixed income markets posted modestly negative returns. Not surprisingly, ten of the 13 PNC Fixed Income and Tax Exempt Bond Funds similarly posted modestly negative returns, while three achieved modestly positive absolute returns.

•

Effective June 28, 2013, the name of PNC Mid Cap Value Fund changed to PNC Mid Cap Fund in conjunction with a change in strategy. As a result, the primary benchmark for PNC Mid Cap Fund changed from the Russell Midcap® Value Index to the Russell Midcap® Index.

•	Effective October 1, 2013, the name of PNC Large Cap Core Equity Fund changed to PNC Large Cap Core Fund. The primary benchmark and strategy did not change.

•

Effective October 31, 2013, GE Asset Management Inc. no longer served as a sub-adviser to a portion of the assets of PNC International Equity Fund. PNC Capital Advisors, LLC remains as investment adviser to the Fund, and Polaris Capital Management, LLC remains a sub-adviser to a portion of the assets of the Fund.

We believe that by offering the opportunity to diversify your investments among an array of retirement-oriented, equity, taxable and tax-exempt fixed income and money market mutual funds, PNC Capital Advisors, LLC may help you and your adviser fulfill your individual asset allocation objectives.

Before reviewing the financial statements and schedules of portfolio investments of your individual mutual fund investments, it may be useful to take a brief look at the major factors affecting the financial markets over the six months ended November 30, 2013.

Economic Review

Global Gross Domestic Product (“GDP”) growth in the advanced economies remained sluggish during the semi-annual period due in part to continued global de-levering and austerity. Emerging market economic growth decelerated, but still outpaced growth in the advanced economies. U.S. GDP growth remained modest but notably improving, supported by consumer spending, an improved housing market and the energy sector. Business investment also strengthened as the semi-annual period progressed, but government spending and net exports remained a drag on growth. From 1.8% in the first quarter of 2013, U.S. real GDP bounced to a growth rate of 2.5% in the second quarter of 2013 and then to 3.6% in the third quarter of 2013.

As the semi-annual period began in June 2013, economic data signaled that the U.S. economy

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remained on a moderate growth path, buoyed by the housing and labor markets. Such data drove widespread speculation that tapering by the Federal Reserve (the “Fed”) might begin sooner than expected. Fed Chair Bernanke had first hinted at monetary policy tightening in mid-May 2013. In June, he suggested the Fed might begin reducing its asset purchases via its quantitative easing program with an eye to ending the program mid-2014, depending on sufficient economic data improvement. In Europe, the region’s unemployment rate increased to 12.2%, the highest level on record. In Japan, export growth reached its highest level since late 2010.

During the third calendar quarter of 2013, the U.S. economy maintained its moderate growth, led by solid performance from the housing and auto segments. U.S. manufacturing rebounded after contracting in May 2013 to expand at its fastest pace in more than two years. Service sector activity expanded at its fastest pace in almost eight years. The seasonally adjusted annualized automobile sales rate reached 16 million in August, the highest since 2007. Home prices, as measured by the S&P/Case-Shiller Home Price Index, rose 12.4% year over year, the greatest advance since February 2006. At the same time, however, non-farm payrolls increased less than anticipated in both August and September. Unemployment declined to 7.3% due primarily to a decrease in the participation rate to the lowest level since 1978. Consumer confidence fell to a four-month low in September, as geopolitical uncertainties and the impending budget battle in the U.S. Congress remained concerns. In a surprise move in mid-September, the Fed decided to keep its level of asset purchases unchanged, citing an economy that was not expanding as fast as the Fed had hoped and fiscal constraints, such as sequestration spending cuts and the debt ceiling debate, as potential headwinds to growth. Fed Chair Bernanke emphasized that the Fed would await further evidence of a sustainable economic recovery before tapering. Internationally, most European economic data showed signs of stabilization, with both business and consumer confidence surveys improving. In Japan, that country’s Prime Minister’s “Abenomics” showed signs of success, with data releases including an uptick in core inflation and a decline in unemployment.

In October and November 2013, economic data releases were mixed. Manufacturing appeared to continue to be strong, with the Institute for Supply Management survey for September coming in at its highest level since April 2011. In October 2013, home prices, as measured by the S&P/Case-Shiller Home Prime Index, saw their largest advance in October 2013 since February 2006, and house building permits reached a five-year high. On the other hand, consumer confidence decreased following a 16-day partial U.S. government shutdown in October and fell to a seven-month low in November, causing concern about spending for the upcoming holiday shopping season. Services sector growth slowed, and September employment data proved to be below market forecasts though initial jobless claims in November subsequently indicated a labor market growing at a modest pace. At the end of October, the U.S. Congress approved a last-minute resolution to avert a potential U.S. default. Economic data from Europe improved, with better confidence levels, advancing retail sales, strong manufacturing and steady unemployment. China’s manufacturing expanded by the most in seven months, and its third quarter GDP grew 7.8% from a year earlier.

Equities

Most of the major U.S. equity indices generated solid double-digit returns during the six months ended November 30, 2013, as investor optimism trumped concerns through most of the semi-annual period.

As the semi-annual period began in June 2013, the U.S. equity market broke a streak of seven consecutive positive months, driven lower by Fed officials seeking to clarify what was meant by their May statements regarding potential tapering of the Fed’s quantitative easing program. The Fed’s June statement emphasized that its tapering schedule would depend on improving economic indicators. International equity markets also responded negatively to uncertainty about interpretation of the Fed’s intentions. However, following an initially dramatic response to the Fed’s announcement, global equity markets moved higher as the second quarter closed.

During the third quarter of 2013, the equity markets overall were solid but volatile. The U.S. equity market rebounded in July, retreated in August and then rallied strongly in September. The quarter began on a positive note in July after Fed Chair Bernanke emphasized the need for a continued “highly accommodative monetary policy,” helping to quash the tapering fears that dominated the markets in June. European equity markets similarly rallied back in July as the region reported economic growth in the second quarter of 2013, ending six consecutive quarters of economic contraction. Japanese equities moved higher, as Japan’s ruling party won a majority in its parliament’s upper house in July along with a mandate to push economic reforms, an outcome considered a victory for Shinzo Abe and his economic

P N C  F u n d s

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“For the semi-annual period as a whole, all U.S. equity segments advanced...” Commentary provided by PNC Capital Advisors, LLC as of November 30, 2013

program. However, U.S. equities suffered their worst month of the calendar year to date in August and international equity markets also struggled, weighed upon by uncertainty from worsening geopolitical situations in Egypt and Syria. In September, the global equity markets bounced back on rising consumer sentiment, despite high double-digit unemployment levels in Europe. Boosting consumer sentiment most was the Fed’s surprise decision in September to leave the pace of its monthly asset purchases unchanged at $85 billion. Further, after months of debate over the next Fed Chair, Larry Summers officially withdrew his name from consideration, which left current Fed Vice Chair Janet Yellen as the front-runner. The U.S. and Russia’s agreement on a plan for Syria to disarm its chemical weapons also supported the September rally. However, the third calendar quarter ended with challenges. Persistent gridlock in the U.S. Congress led to a partial shutdown of the U.S. government at the close of business on September 30, 2013 with an even more contentious debt ceiling debate looming for October.

Despite what turned out to be a 16-day partial shutdown of the U.S. government in October, U.S. equities reached what was then an all-time high during the month. Concerns regarding the government stoppage, a last-minute aversion of a U.S. default and weaker corporate revenues were more than offset by continued highly accommodative monetary policy, solid earnings results and an upward-trending housing market. Investors also responded favorably to the official nomination of Janet Yellen to become the next Fed Chair. Indeed, within the developed markets, U.S. equities outperformed their non-U.S. counterparts for the first time in three months. Still, European stocks rallied in October on generally solid economic data that lent credence to the idea of a sustainable recovery in the region. Japanese equities, however, were generally flat, as data showed Japan’s export growth had slowed.

In November, the U.S. equity market continued to surge, with the S&P 500® Index hitting a new all-time high on November 27, 2013 and the Dow Jones Industrial Average on the same day topping previous records set several times earlier in the same month. International developed market equities, including those of Europe and Japan, also produced positive returns, as global economic momentum continued to build and monetary policy continued to dominate investor sentiment. However, while developed equity markets rose on the back of an improving outlook for economic growth, emerging market equities did not maintain their strong momentum from September and October, posting flat returns in November as many of these countries faced economic challenges that may be exacerbated by Fed tapering when it does begin.

For the semi-annual period as a whole, all U.S. equity segments advanced, with small-cap stocks within the U.S. equity market gaining most, outpacing both their large-cap and mid-cap counterparts. Growth stocks outperformed value stocks across the capitalization spectrum. (All as measured by the Russell Investments indices.) Developed international equity markets overall, as measured by the MSCI EAFE® Index, performed broadly in line with U.S. stocks, as measured by the S&P 500® Index and the Russell 3000 Index. Emerging equity markets, as measured by the MSCI Emerging Markets Index, significantly lagged developed markets equities overall.

Fixed Income

Fixed income markets significantly lagged the equity markets during the semi-annual period, posting negative, albeit modestly so, returns, as measured by the Barclays U.S. Aggregate Bond Index.

In June 2013, fixed income investors focused on the U.S. economy and stronger than expected payrolls data, which reinforced expectations the Fed would start tapering its quantitative easing

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purchases before the end of the calendar year. Government bond yields rose, and non-U.S. Treasury sectors were volatile. Meanwhile, European economic data improved, with modest increases in the Eurozone Purchasing Managers indices (“PMI”) and accelerating expansion in the U.S. Japan’s economy responded positively to the policies of its government and central bank. In contrast, stress in Chinese money markets coincided with production data suggesting the country’s economy was slowing.

During the third calendar quarter, government bond yields continued to rise, as the Fed’s tilt toward a reduction in asset purchases continued to drive volatility in the global fixed income markets broadly and as debate over the successor to Fed Chair Bernanke introduced new concerns about future Fed policy. In Europe, economic data suggested the region had pulled itself out of an extended recessionary period. Elsewhere, China showed signs of modest growth in its industrial and export sectors. In Japan, the Prime Minister proceeded with the structural reforms outlined in his economic policy. In mid-September 2013, the Fed surprised most market participants by deciding to keep the level of its asset purchases unchanged for the time being. Those fixed income assets considered traditional safe havens and those considered riskier rallied in response. Most non-U.S.Treasury sectors, including commercial mortgage-backed securities, agency mortgage-backed securities, corporate bonds and asset-backed securities, posted positive returns for the quarter. U.S. Treasuries also posted positive returns but lagged in comparison. U.S. dollar-denominated emerging market debt rose during the quarter, while local currency-denominated emerging market debt declined due in part to depreciation against the U.S. dollar.

In October, the partial U.S. government shutdown and subsequent debt ceiling showdown pushed consensus estimates for initial Fed tapering into 2014, and non-U.S. Treasury sectors consequently rallied. Most government bond yields also declined during the month. In November, though, fixed income markets fell, as the yield on the 10-year U.S. Treasury and most other government bonds rose. U.S. high yield corporate bonds performed well on stronger economic data, but emerging market debt suffered as U.S. Fed tapering expectations were brought forward.

For the semi-annual period overall, two-year U.S. Treasury yields actually declined a modest 0.02% to 0.28%, while 10-year U.S. Treasury yields increased 0.62% to 2.75%, and long-term U.S. Treasury yields climbed 0.54% to 3.82%.

The tax-exempt bond market overall underperformed the taxable fixed income market during the semi-annual period. In June 2013, following mid-May comments by Fed Chair Bernanke, the tax-exempt bond market, along with the financial markets broadly, began anticipating the tapering of monetary policy stimulus. A stronger belief in brightening economic growth prospects perpetuated heavy municipal bond fund outflows that had begun earlier in 2013, causing significant selling pressure and, in turn, higher yields. July and August 2013 saw negative returns in the Barclays Municipal Bond Index due to sharply higher interest rates that resulted from confusion over Fed policy and heightened concerns about the fiscal health of Detroit and Puerto Rico. Municipal bond mutual fund redemptions hit record levels, further pressuring bond prices. September 2013 reversed course, with the tax-exempt bond market posting gains as market fears faded with the Fed’s unanticipated decision to delay tapering of its quantitative easing program and with slow issuance within the market. The broad fixed income market rally continued into October. The U.S. government shutdown and Puerto Rico’s debt were notable concerns, but neither seemed to materially impact the municipal bond market in October, as these concerns were offset by the positive impact of mid-month actions on both fronts. Also, there was lower net new supply and seemingly stabilizing mutual fund outflows in October, further supporting the decline in municipal bond yields. In November, like their taxable counterparts, municipal bonds lost ground.

Our View Ahead

Interestingly, the primary question dominating the financial markets at the end of November 2013 was the same one that dominated at the start of the semi-annual period — when might the Fed start tapering its quantitative easing policy? We continue to believe the answer is dependent on economic data.

In our view, economic growth will likely continue to be sluggish in the months ahead given ongoing fiscal restraints, but may accelerate due in part to increases in fixed investment spending. Key indicators, we believe, will be the pace of job growth and real disposable income. Growth in consumer credit could help sustain current rates of consumer spending, but it is unlikely to accelerate meaningfully without new job creation. Continued improvements in the housing market should also contribute to growth, but the level of activity has already

P N C  F u n d s

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“We believe the Fed will remain focused on employment growth...” Commentary provided by PNC Capital Advisors, LLC as of November 30, 2013

increased faster than some have expected. Indicators of business activity appear to be more constructive and could strengthen if business optimism improves further. Bloomberg’s consensus expectation for GDP growth in the fourth quarter of 2013 is 1.8% and for the year 2014 is 2.6%. Annual rates of core inflation are likely to rise, though we expect price increases will be unlikely to warrant change in monetary policies. We believe the Fed will remain focused on employment growth and will continue to keep short-term interest rates the same and anchored near zero for some time. Other factors that must be considered looking ahead are the U.S. fiscal debates, the impact of the headlines surrounding the roll-out of the Affordable Care Act in the U.S., the geopolitical risks that remain in the Middle East, the sustainability of economic growth in Europe, the pace of economic growth in the emerging markets, including China, and the success of the new Japanese economic policies.

Given this view, we believe short-duration fixed income yields are likely to remain anchored until the Fed communicates changes to the market. Longer-term interest rates are expected to remain within a consistent range, but may be volatile and dependent on the pace of economic growth and the sentiment around the Fed tapering asset purchases. On the equity side, we believe a boost to corporate earnings growth will require support from the global economy. Given the soaring equity indices in the last months of the semi-annual period, we remain cautious of a correction that may be driven by headline risks in the absence of company-specific data points. However, we view any weakness that may occur as likely to be relatively short-term and an opportunity to buy securities of companies with solid and improving fundamentals. Within the tax-exempt bond market, we believe supply/demand factors are likely to be supportive over the near term, although we believe such factors remain sensitive to news flow regarding fiscal policy negotiations, Detroit’s and Puerto Rico’s credit and Fed decisions.

We thank you for maintaining a long-term perspective as a basic tenet of your investment approach. We also commend you for being a part of the PNC Funds. We value your ongoing confidence in us and look forward to serving your investment needs in the years ahead.

Best Regards,

Kevin A. McCreadie

President, PNC Funds

President and Chief Investment Officer

PNC Capital Advisors, LLC

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to PNC Funds, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and PNC Capital Advisors, LLC undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of PNC Funds’ trading intent.

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P N C  F u n d s

A B B R E V I A T I O N S     A N D    D E F I N I T I O N S    F O R    S C H E D U L E S    O F    I N V E S T M E N T S A N D    F I N A N C I A L    S T A T E M E N T S

Schedules of Investments:

ADR — American Depositary Receipt

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

DE — Developed Equity

ETF — Exchange Traded Fund

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GDR — Global Depositary Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

LOC — Letter of Credit

LP — Limited Partnership

MTN — Medium Term Note

NATL-RE — National Public Finance Guarantee Corporation

PLC — Public Limited Company

PSF-GTD — Permanent School Fund - Guaranteed

Q-SBLF — Qualified State Bond Loan Fund

RADIAN — Radian Guaranty, Inc.

RB — Revenue Bond

REIT — Real Estate Investment Trust

RN — Revenue Note

SBPA — Standby Bond Purchase Agreement

STRB — Special Tax Revenue Bond

TAN — Tax Anticipation Note

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2013, and the date shown is the next reset or put date.

Financial Statements:

— Amounts designated as “ — “ are either zero or rounded to zero.

See Notes to Financial Statements.

P N C  T a r g e t  D a t e  F u n d s

E X P L A N A T I O N  O F  E X P E N S E  T A B L E S  ( U n a u d i t e d )

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), including contingent deferred sales charges, all of which are described in the Prospectus. If these transactional costs were included, your costs would be higher. The “Annualized Expense Ratio” reflects the actual expenses, net of fee waivers, where applicable, for the period (June 1, 2013 to November 30, 2013).

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) and shareholder services fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided below are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the six month period shown and held for the entire period (June 1, 2013 to November 30, 2013).

The Expense Table that appears in your Fund’s overview illustrates your Fund’s costs in two ways.

•

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of Fund under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 06/01/13	Ending Account Value 11/30/13	Annual- ized Expense Ratio(1)	Expenses Paid During Period(2)

Retirement Income Fund
Actual
Class I	$1,000.00	$1,029.00	0.11%	$0.55
Hypothetical(3)
Class I	1,000.00	1,024.52	0.11	0.55

Target 2020 Fund
Actual
Class I	$1,000.00	$1,044.98	0.11%	$0.56
Hypothetical(3)
Class I	1,000.00	1,024.52	0.11	0.55

Target 2030 Fund
Actual
Class I	$1,000.00	$1,070.15	0.11%	$0.57
Hypothetical(3)
Class I	1,000.00	1,024.52	0.11	0.56

	Beginning Account Value 06/01/13	Ending Account Value 11/30/13	Annual- ized Expense Ratio(1)	Expenses Paid During Period(2)

Target 2040 Fund
Actual
Class I	$1,000.00	$1,085.55	0.11%	$0.57
Hypothetical(3)
Class I	1,000.00	1,024.52	0.11	0.55

Target 2050 Fund
Actual
Class I	$1,000.00	$1,091.49	0.11%	$0.57
Hypothetical(3)
Class I	1,000.00	1,024.52	0.11	0.55

(1)	The “Annualized Expense Ratio” reflects the actual expenses net of fee waivers, where applicable, for the period (June 1, 2013 to November 30, 2013).

(2)

Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

(3)	Assumes annual return of 5% before expenses.

P N C T a r g e t D a t e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 3
a n d f o r t h e P e r i o d E n d e d M a y 3 1 , 2 0 1 3
u n l e s s o t h e r w i s e i n d i c a t e d

	Retirement Income Fund
	Class I
	2013 *	2013 (1)
Net Asset Value, Beginning of Period	$10.24	$10.00

Net Investment Income(2)(3)	0.07	0.10
Capital gain distributions received from affiliate(2)	–	0.04
Realized and Unrealized Gain (Loss) on Investments	0.23	0.24

Total from Investment Operations	0.30	0.38

Dividends from Net Investment Income	(0.07)	(0.14)

Total Distributions	(0.07)	(0.14)

Net Asset Value, End of Period	$10.47	$10.24

Total Return	2.90%	3.85%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,068	$1,038
Ratio of Expenses to Average Net Assets(4)	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.33%	1.54%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)(4)	10.25%	12.55%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers)	(8.81)%	(10.90)%
Portfolio Turnover Rate	4%	0%

*	For the six months ended November 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.
(1)	Commenced operations on October 1, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
(2)	Per share data calculated using average shares outstanding method.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Does not include expenses of the investment companies in which the Fund invests.

See Notes to Financial Statements.

	Target 2020 Fund
	Class I
	2013 *	2013 (1)
Net Asset Value, Beginning of Period	$10.45	$10.00

Net Investment Income(2)(3)	0.08	0.12
Capital gain distributions received from affiliate(2)	–	0.05
Realized and Unrealized Gain (Loss) on Investments	0.39	0.41

Total from Investment Operations	0.47	0.58

Dividends from Net Investment Income	–	(0.13)

Total Distributions	–	(0.13)

Net Asset Value, End of Period	$10.92	$10.45

Total Return	4.50%	5.89%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,106	$1,059
Ratio of Expenses to Average Net Assets(4)	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.43%	1.77%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)(4)	10.09%	12.47%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers)	(8.55)%	(10.59)%
Portfolio Turnover Rate	5%	0%

*	For the six months ended November 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.
(1)	Commenced operations on October 1, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
(2)	Per share data calculated using average shares outstanding method.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Does not include expenses of the investment companies in which the Fund invests.

See Notes to Financial Statements.

P N C T a r g e t D a t e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 3
a n d f o r t h e P e r i o d E n d e d M a y 3 1 , 2 0 1 3
u n l e s s o t h e r w i s e i n d i c a t e d

	Target 2030 Fund
	Class I
	2013 *	2013 (1)
Net Asset Value, Beginning of Period	$10.69	$10.00

Net Investment Income(2)(3)	0.07	0.11
Capital gain distributions received from affiliate(2)	–	0.03
Realized and Unrealized Gain (Loss) on Investments	0.68	0.66

Total from Investment Operations	0.75	0.80

Dividends from Net Investment Income	–	(0.11)

Total Distributions	–	(0.11)

Net Asset Value, End of Period	$11.44	$10.69

Total Return	7.02%	8.12%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,478	$1,205
Ratio of Expenses to Average Net Assets(4)	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.36%	1.55%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)(4)	8.75%	12.32%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers)	(7.28)%	(10.66)%
Portfolio Turnover Rate	1%	0%

*	For the six months ended November 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.
(1)	Commenced operations on October 1, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
(2)	Per share data calculated using average shares outstanding method.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Does not include expenses of the investment companies in which the Fund invests.

See Notes to Financial Statements.

	Target 2040 Fund
	Class I
	2013 *	2013 (1)
Net Asset Value, Beginning of Period	$10.87	$10.00

Net Investment Income(2)(3)	0.07	0.10
Capital gain distributions received from affiliate(2)	–	0.02
Realized and Unrealized Gain (Loss) on Investments	0.86	0.84

Total from Investment Operations	0.93	0.96

Dividends from Net Investment Income	–	(0.09)

Total Distributions	–	(0.09)

Net Asset Value, End of Period	$11.80	$10.87

Total Return	8.56%	9.74%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,192	$1,097
Ratio of Expenses to Average Net Assets(4)	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.19%	1.42%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)(4)	9.73%	12.34%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers)	(8.43)%	(10.81)%
Portfolio Turnover Rate	3%	0%

*	For the six months ended November 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.
(1)	Commenced operations on October 1, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
(2)	Per share data calculated using average shares outstanding method.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Does not include expenses of the investment companies in which the Fund invests.

See Notes to Financial Statements.

P N C T a r g e t D a t e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 3
a n d f o r t h e P e r i o d E n d e d M a y 3 1 , 2 0 1 3
u n l e s s o t h e r w i s e i n d i c a t e d

	Target 2050 Fund
	Class I
	2013 *	2013 (1)
Net Asset Value, Beginning of Period	$10.93	$10.00

Net Investment Income(2)(3)	0.06	0.10
Capital gain distributions received from affiliate(2)	–	0.01
Realized and Unrealized Gain (Loss) on Investments	0.94	0.91

Total from Investment Operations	1.00	1.02

Dividends from Net Investment Income	–	(0.09)

Total Distributions	–	(0.09)

Net Asset Value, End of Period	$11.93	$10.93

Total Return	9.15%	10.28%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,275	$1,164
Ratio of Expenses to Average Net Assets(4)	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.14%	1.38%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)(4)	9.71%	12.00%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers)	(8.46)%	(10.51)%
Portfolio Turnover Rate	3%	0%

*	For the six months ended November 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.
(1)	Commenced operations on October 1, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
(2)	Per share data calculated using average shares outstanding method.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Does not include expenses of the investment companies in which the Fund invests.

See Notes to Financial Statements.

P N C  R e t i r e m e n t  I n c o m e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 93.0%
Commodity Fund — 0.6%
PIMCO Commodity RealReturn Strategy Fund	1,224	$7

Domestic Equity Funds — 19.0%
PNC Large Cap Core Fund, Class I Shares†	11,905	167
PNC Small Cap Fund, Class I Shares*†	1,659	35

		202

Fixed Income Funds — 54.3%
Eaton Vance Floating-Rate Fund	1,292	12
PNC Bond Fund, Class I Shares†	22,755	236
PNC High Yield Bond Fund, Class I Shares†	2,913	24
PNC Limited Maturity Bond Fund, Class I Shares†	23,069	235
Vanguard Inflation-Protected Securities Fund	2,802	73

		580

International Equity Funds — 6.1%
PNC International Equity Fund, Class I Shares†	2,642	52
Vanguard Emerging Markets Stock Index Fund	376	13

		65

Money Market Fund — 10.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	110,122	110

Real Estate Fund — 2.7%
Vanguard REIT Index Fund	1,177	29

Total Mutual Funds (Cost $964)		993

	Number of Shares	Value (000)
EXCHANGE TRADED FUNDS — 7.8%
Commodity Fund — 1.3%
PowerShares DB Commodity Index Tracking Fund*	537	$14

Domestic Equity Funds — 6.1%
iShares Dow Jones Select Dividend Index Fund†	311	22
SPDR S&P Dividend ETF	299	22
WisdomTree LargeCap Dividend Fund	335	22

		66

International Equity Funds — 0.4%
iShares MSCI EAFE Small Cap Index Fund†	46	2
Vanguard FTSE All World ex-US Small-Cap ETF	20	2

		4

Total Exchange Traded Funds (Cost $72)		84

TOTAL INVESTMENTS — 100.8% (Cost $1,036)**		1,077

Other Assets & Liabilities – (0.8)%		(9)

TOTAL NET ASSETS — 100.0%		$1,068

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $1,036.

Gross unrealized appreciation (000)	$64
Gross unrealized depreciation (000)	(23)

Net unrealized appreciation (000)	$41

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.

The table below represents portfolio holdings as a percentage of total investments for the Fund.

Asset Allocation	%

Fixed Income Funds	53.9
Domestic Equity Funds	24.9
Money Market Funds	10.2
International Equity Funds	6.4
Real Estate Fund	2.7
Commodity Funds	1.9
100.0%

See Notes to Financial Statements.

P N C  R e t i r e m e n t  I n c o m e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Exchange Traded Funds	$84	$–	$–	$84

Mutual Funds	993	–	–	993

Total Assets - Investments in Securities	$1,077	$–	$–	$1,077

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2013.

See Notes to Financial Statements.

P N C  T a r g e t  2 0 2 0  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 91.7%
Commodity Fund — 0.9%
PIMCO Commodity RealReturn Strategy Fund	1,791	$10

Domestic Equity Funds — 27.4%
PNC Large Cap Core Fund, Class I Shares†	17,855	251
PNC Small Cap Fund, Class I Shares*†	2,468	52

		303

Fixed Income Funds — 42.1%
Eaton Vance Floating-Rate Fund	2,480	23
PNC Bond Fund, Class I Shares†	24,057	249
PNC High Yield Bond Fund, Class I Shares†	4,354	36
PNC Limited Maturity Bond Fund, Class I Shares†	8,119	83
Vanguard Inflation-Protected Securities Fund	2,857	75

		466

International Equity Funds — 12.0%
PNC International Equity Fund,
Class I Shares†	5,353	106
Vanguard Emerging Markets Stock Index Fund	792	26

		132

Money Market Fund — 5.4%
PNC Advantage Institutional Money Market
Fund, Institutional Shares†	59,851	60

Real Estate Fund — 3.9%
Vanguard REIT Index Fund	1,758	43

Total Mutual Funds (Cost $952)		1,014

	Number of Shares	Value (000)
EXCHANGE TRADED FUNDS — 9.1%
Commodity Fund — 1.8%
PowerShares DB Commodity Index
Tracking Fund*	786	$20

Domestic Equity Funds — 6.6%
iShares Dow Jones Select Dividend Index Fund†	346	24
SPDR S&P Dividend ETF	333	24
WisdomTree LargeCap Dividend Fund	376	25

		73

International Equity Funds — 0.7%
iShares MSCI EAFE Small Cap Index Fund†	82	4
Vanguard FTSE All World ex-US Small-Cap ETF	41	4

		8

Total Exchange Traded Funds (Cost $89)		101

TOTAL INVESTMENTS — 100.8% (Cost $1,041)**		1,115

Other Assets & Liabilities – (0.8)%		(9)

TOTAL NET ASSETS — 100.0%		$1,106

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $1,040.

Gross unrealized appreciation (000)	$99
Gross unrealized depreciation (000)	(24)

Net unrealized appreciation (000)	$75

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.

The table below represents portfolio holdings as a percentage of total investments for the Fund.

Asset Allocation	%

Fixed Income Funds	41.8
Domestic Equity Funds	33.7
International Equity Funds	12.5
Money Market Funds	5.4
Real Estate Fund	3.9
Commodity Funds	2.7
100.0%

See Notes to Financial Statements.

P N C  T a r g e t  2 0 2 0  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Exchange Traded Funds	$101	$–	$–	$101

Mutual Funds	1,014	–	–	1,014

Total Assets - Investments in Securities	$1,115	$–	$–	$1,115

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2013.

See Notes to Financial Statements.

P N C  T a r g e t  2 0 3 0  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 86.8%
Commodity Fund — 1.8%
PIMCO Commodity RealReturn Strategy Fund	4,792	$27

Domestic Equity Funds — 38.5%
PNC Large Cap Core Fund, Class I Shares†	33,432	470
PNC Small Cap Fund, Class I Shares*†	4,637	99

		569

Fixed Income Funds — 22.1%
Eaton Vance Floating-Rate Fund	2,843	26
PNC Bond Fund, Class I Shares†	23,635	245
PNC High Yield Bond Fund, Class I Shares†	4,764	39
Vanguard Inflation-Protected Securities Fund	622	16

		326

International Equity Funds — 16.9%
PNC International Equity Fund, Class I Shares†	9,649	191
Vanguard Emerging Markets Stock Index Fund	1,790	59

		250

Money Market Fund — 4.0%
PNC Advantage Institutional Money Market
Fund, Institutional Shares†	59,499	59

Real Estate Fund — 3.5%
Vanguard REIT Index Fund	2,117	52

Total Mutual Funds (Cost $1,157)		1,283

	Number of Shares	Value (000)
EXCHANGE TRADED FUNDS — 13.8%
Commodity Fund — 3.6%
PowerShares DB Commodity Index
Tracking Fund*	2,087	$53

Domestic Equity Funds — 7.9%
iShares Dow Jones Select Dividend Index Fund†	551	39
SPDR S&P Dividend ETF	529	39
WisdomTree LargeCap Dividend Fund	597	39

		117

International Equity Funds — 2.3%
iShares MSCI EAFE Small Cap Index Fund†	341	17
Vanguard FTSE All World ex-US Small-Cap ETF	166	17

		34

Total Exchange Traded Funds (Cost $183)		204

TOTAL INVESTMENTS — 100.6% (Cost $1,340)**		1,487

Other Assets & Liabilities – (0.6)%		(9)

TOTAL NET ASSETS — 100.0%		$1,478

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $1,339.

Gross unrealized appreciation (000)	$168
Gross unrealized depreciation (000)	(20)

Net unrealized appreciation (000)	$148

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.

The table below represents portfolio holdings as a percentage of total investments for the Fund.

Asset Allocation	%

Domestic Equity Funds	46.1
Fixed Income Funds	21.9
International Equity Funds	19.1
Commodity Funds	5.4
Money Market Funds	4.0
Real Estate Fund	3.5
100.0%

See Notes to Financial Statements.

P N C  T a r g e t  2 0 3 0  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 3  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Exchange Traded Funds	$204	$–	$–	$204

Mutual Funds	1,283	–	–	1,283

Total Assets - Investments in Securities	$1,487	$–	$–	$1,487

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2013.

See Notes to Financial Statements.

P N C   T a r g e t   2 0 4 0   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r  3 0,   2 0 1 3   ( U n a u d i t e d  )

	Number of Shares	Value (000)
MUTUAL FUNDS — 85.2%
Commodity Fund — 1.7%
PIMCO Commodity RealReturn Strategy Fund	3,627	$20

Domestic Equity Funds — 46.5%
PNC Large Cap Core Fund, Class I Shares†	32,331	454
PNC Small Cap Fund, Class I Shares*†	4,692	100

		554

Fixed Income Funds — 9.5%
Eaton Vance Floating-Rate Fund	993	9
PNC Bond Fund, Class I Shares†	8,227	85
PNC High Yield Bond Fund, Class I Shares†	1,690	14
Vanguard Inflation-Protected Securities Fund	214	6

		114

International Equity Funds — 20.8%
PNC International Equity Fund, Class I Shares†	9,645	190
Vanguard Emerging Markets Stock Index Fund	1,738	58

		248

Money Market Fund — 3.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	39,956	40

Real Estate Fund — 3.3%
Vanguard REIT Index Fund	1,586	39
Total Mutual Funds
(Cost $871)		1,015

	Number of Shares	Value (000)
EXCHANGE TRADED FUNDS — 15.5%
Commodity Fund — 3.4%
PowerShares DB Commodity Index Tracking Fund*	1,603	$41

Domestic Equity Funds — 9.3%
iShares Dow Jones Select Dividend Index Fund†	521	36
SPDR S&P Dividend ETF	506	37
WisdomTree LargeCap Dividend Fund	575	38

		111

International Equity Funds — 2.8%
iShares MSCI EAFE Small Cap Index Fund†	333	17
Vanguard FTSE All World ex-US Small-Cap ETF	159	16

		33
Total Exchange Traded Funds
(Cost $163)		185

TOTAL INVESTMENTS — 100.7%
(Cost $1,034)**		1,200

Other Assets & Liabilities – (0.7)%		(8)
TOTAL NET ASSETS — 100.0%		$1,192

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $1,034.

Gross unrealized appreciation (000)	$179
Gross unrealized depreciation (000)	(13)

Net unrealized appreciation (000)	$166

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.

The table below represents portfolio holdings as a percentage of total investments for the Fund.

Asset Allocation	%

Domestic Equity Funds	55.4
International Equity Funds	23.4
Fixed Income Funds	9.5
Commodity Funds	5.1
Money Market Fund	3.3
Real Estate Fund	3.3
100.0%

See Notes to Financial Statements.

P N C  T a r g e t   2 0 4 0   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 3  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Exchange Traded Funds	$185	$–	$–	$185

Mutual Funds	1,015	–	–	1,015

Total Assets - Investments in Securities	$1,200	$–	$–	$1,200

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2013.

See Notes to Financial Statements.

P N C  T a r g e t  2 0 5 0  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 3  ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 85.1%
Commodity Fund — 1.5%
PIMCO Commodity RealReturn Strategy Fund	3,438	$19

Domestic Equity Funds — 48.7%
PNC Large Cap Core Fund, Class I Shares†	36,239	509
PNC Small Cap Fund, Class I Shares*†	5,257	112

		621

Fixed Income Funds — 6.6%
Eaton Vance Floating-Rate Fund	740	7
PNC Bond Fund, Class I Shares†	6,134	63
PNC High Yield Bond Fund, Class I Shares†	1,258	10
Vanguard Inflation-Protected Securities Fund	159	4

		84

International Equity Funds — 21.8%
PNC International Equity Fund, Class I Shares†	10,796	213
Vanguard Emerging Markets Stock Index Fund	1,946	65

		278

Money Market Fund — 3.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	45,766	46

Real Estate Fund — 2.9%
Vanguard REIT Index Fund	1,502	37
Total Mutual Funds
(Cost $920)		1,085

	Number of Shares	Value (000)
EXCHANGE TRADED FUNDS — 15.8%
Commodity Fund — 3.1%
PowerShares DB Commodity Index Tracking Fund*	1,517	$39

Domestic Equity Funds — 9.7%
iShares Dow Jones Select Dividend Index Fund†	583	41
SPDR S&P Dividend ETF	564	41
WisdomTree LargeCap Dividend Fund	639	42

		124

International Equity Funds — 3.0%
iShares MSCI EAFE Small Cap Index Fund†	376	19
Vanguard FTSE All World ex-US Small-Cap ETF	182	19

		38
Total Exchange Traded Funds
(Cost $174)		201

TOTAL INVESTMENTS — 100.9%
(Cost $1,094)**		1,286

Other Assets & Liabilities – (0.9)%		(11)
TOTAL NET ASSETS — 100.0%		$1,275

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $1,093.

Gross unrealized appreciation (000)	$204
Gross unrealized depreciation (000)	(11)

Net unrealized appreciation (000)	$193

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.

The table below represents portfolio holdings as a percentage of total investments for the Fund.

Asset Allocation	%

Domestic Equity Funds	57.9
International Equity Funds	24.6
Fixed Income Funds	6.5
Commodity Funds	4.5
Money Market Fund	3.6
Real Estate Fund	2.9
100.0%

See Notes to Financial Statements.

P N C  T a r g e t  2 0 5 0  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 3  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange Traded Funds	$201	$–	$–	$201

Mutual Funds	1,085	–	–	1,085

Total Assets - Investments in Securities	$1,286	$–	$–	$1,286

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2013.

See Notes to Financial Statements.

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P N C  T a r g e t  D a t e  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0,  2 0 1 3  ( U n a u d i t e d )

	Retirement Income Fund	Target 2020 Fund	Target 2030 Fund

ASSETS
Investments in non-affiliates at value	$194	$250	$328
Investments in affiliates at value	883	865	1,159

Total Investments at value(1)	1,077	1,115	1,487

Dividends and interest receivable	1	–	–
Receivable from Adviser	8	9	9
Prepaid expenses	9	9	11

Total Assets	1,095	1,133	1,507

LIABILITIES
Administration fees payable	4	4	4
Custodian fees payable	3	3	3
Trustees’ fees payable	3	3	3
Other liabilities	17	17	19

Total Liabilities	27	27	29

TOTAL NET ASSETS	$1,068	$1,106	$1,478

Investments in non-affiliates at cost	$195	$252	$324
Investments in affiliates at cost	841	789	1,016

(1) Total Investments at cost	$1,036	$1,041	$1,340

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$1,020	$1,013	$1,317
Undistributed (Distributions in Excess of ) Net Investment Income	1	8	9
Accumulated Net Realized Gain (Loss) on Investments	6	11	5
Net Unrealized Appreciation/Depreciation on Investments	41	74	147

Total Net Assets	$1,068	$1,106	$1,478

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$1,068,247	$1,106,456	$1,478,168

Class I shares outstanding	102,060	101,331	129,160

Net Asset Value, Offering and Redemption Price Per Share	$10.47	$10.92	$11.44

See Notes to Financial Statements.

	Target 2040 Fund	Target 2050 Fund

ASSETS
Investments in non-affiliates at value	$264	$273
Investments in affiliates at value	936	1,013

Total Investments at value(1)	1,200	1,286

Receivable from Adviser	9	9
Prepaid expenses	10	10

Total Assets	1,219	1,305

LIABILITIES
Administration fees payable	4	4
Custodian fees payable	3	3
Trustees’ fees payable	3	3
Other liabilities	17	20

Total Liabilities	27	30

TOTAL NET ASSETS	$1,192	$1,275

Investments in non-affiliates at cost	$256	$261
Investments in affiliates at cost	778	833

(1) Total Investments at cost	$1,034	$1,094

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$1,009	$1,068
Undistributed (Distributions in Excess of ) Net Investment Income	7	7
Accumulated Net Realized Gain (Loss) on Investments	10	8
Net Unrealized Appreciation/Depreciation on Investments	166	192

Total Net Assets	$1,192	$1,275

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$1,191,686	$1,274,921

Class I shares outstanding	100,954	106,848

Net Asset Value, Offering and Redemption Price Per Share	$11.80	$11.93

See Notes to Financial Statements.

P N C  T a r g e t  D a t e  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  S i x  M o n t h s  E n d e d  N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

	Retirement Income Fund	Target 2020 Fund
Investment Income:
Dividends from unaffiliated investments	$ 3	$ 3
Dividends from affiliated investments(1)	5	5
Total Investment Income	8	8
Expenses:
Administration fees	18	18
Transfer agent fees	1	1
Custodian fees	7	7
Professional fees	14	14
Printing and shareholder reports	1	1
Registration and filing fees	7	6
Trustees’ fees	6	6
Miscellaneous	1	1
Total Expenses	55	54
Less:
Adviser expense reimbursement(1)	(54)	(54)
Net Expenses	1	–
Net Investment Income (Loss)	7	8
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on unaffiliated investments sold	2	–
Net realized gain (loss) on affiliated investments sold(1)	4	7
Net change in unrealized appreciation/depreciation on unaffiliated investments	(4)	(4)
Net change in unrealized appreciation/depreciation on affiliated investments	22	36
Net Gain (Loss) on Investments	24	39
Net Increase (Decrease) in Net Assets Resulting from Operations	$31	$47

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

Target 2030 Fund	Target 2040 Fund	Target 2050 Fund

$ 4	$ 1	$ 3
6	6	5
10	7	8

18	18	18
1	1	1
7	7	7
17	15	16
1	1	3
7	6	7
7	6	7
2	1	1
60	55	60

(58)	(54)	(58)
2	1	2
8	6	6

1	1	1
2	7	6
(1)	1	4
83	79	89
85	88	100
$93	$94	$106

See Notes to Financial Statements.

P N C    T a r g e t    D a t e    F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )  ( U n a u d i t e d )

	Retirement Income Fund		Target 2020 Fund
	For the Six Months Ended November 30, 2013	For the Period October 1, 2012**- May 31, 2013	For the Six Months Ended November 30, 2013	For the Period October 1, 2012**- May 31, 2013
Investment Activities:
Net investment income (loss)	$7	$11	$8	$12
Net realized gain (loss) on investments sold and Capital gain distributions received from affiliate	6	4	7	5
Net change in unrealized appreciation/depreciation on investments	18	23	32	42

Net increase (decrease) in net assets resulting from operations	31	38	47	59

Dividends to Shareholders:
Dividends from net investment income:
Class I	(7)	(14)	–	(13)

Total dividends	(7)	(14)	–	(13)

Share Transactions:
Proceeds from shares issued:
Class I	–	1,000	–	1,000
Reinvestment of dividends and distributions:
Class I	6	14	–	13

Total proceeds from shares issued and reinvested	6	1,014	–	1,013

Increase (decrease) in net assets from share transactions	6	1,014	–	1,013

Total increase (decrease) in net assets	30	1,038	47	1,059

Net Assets:
Beginning of period	1,038	–	1,059	–

End of period*	$1,068	$1,038	$1,106	$1,059

*Including undistributed (distributions in excess of )net investment income	$1	$1	$8	$–

**Commencement	of Operations

See Notes to Financial Statements.

Target 2030 Fund		Target 2040 Fund		Target 2050 Fund
For the Six Months Ended November 30, 2013	For the Period October 1, 2012**- May 31, 2013	For the Six Months Ended November 30, 2013	For the Period October 1, 2012**- May 31, 2013	For the Six Months Ended November 30, 2013	For the Period October 1, 2012**- May 31, 2013

$ 8	$ 11	$ 7	$ 9	$ 7	$ 10
3	3	8	2	7	1
82	65	80	86	93	99
93	79	95	97	107	110

–	(11)	–	(9)	–	(10)
–	(11)	–	(9)	–	(10)

180	1,126	–	1,000	4	1,055

–	11	–	9	–	9
180	1,137	–	1,009	4	1,064
180	1,137	–	1,009	4	1,064
273	1,205	95	1,097	111	1,164

1,205	–	1,097	–	1,164	–
$1,478	$1,205	$1,192	$1,097	$1,275	$1,164

$ 9	$ 1	$ 7	$ –	$ 7	$ –

See Notes to Financial Statements.

P N C   E q u i t y   F u n d s

S U M M A R Y   O F   P O R T F O L I O   H O L D I N G S

( U n a u d i t e d )

The tables below present portfolio holdings as a percentage of total investments before collateral for loaned securities for each of the PNC Equity Funds as of November 30, 2013.

Balanced Allocation Fund

Common Stocks	38.2%
U.S. Treasury Obligations	14.2
Exchange Traded Funds	12.7
Corporate Bonds	12.1
Foreign Common Stocks	10.0
U.S. Government Agency Mortgage-Backed Obligations	6.2
Money Market Fund	5.5
Commercial Mortgage-Backed Security	0.7
Asset Backed Securities	0.3
Transportation Revenue Bond	0.1
100.0%

International Equity Fund

United Kingdom	19.4%
Japan	13.6
Germany	10.8
Switzerland	6.7
Sweden	5.1
France	4.7
China	4.7
Ireland	4.6
Twenty other countries	24.7
Money Market Fund	5.7
100.0%

Large Cap Core Fund

Financials	17.4%
Information Technology	15.9
Consumer Discretionary	14.5
Healthcare	13.9
Industrials	12.7
Consumer Staples	9.9
Energy	9.2
Materials	2.7
Utilities	1.6
Telecommunication Services	1.4
Exchange Traded Fund	0.8
100.0%

Large Cap Growth Fund

Information Technology	23.9%
Consumer Discretionary	22.5
Industrials	14.5
Healthcare	14.2
Consumer Staples	11.0
Financials	6.3
Energy	4.0
Materials	2.7
Money Market Fund	0.9
100.0%

Large Cap Value Fund

Financials	29.6%
Healthcare	15.1
Energy	12.9
Industrials	11.8
Consumer Discretionary	9.2
Information Technology	8.7
Consumer Staples	5.0
Utilities	3.4
Materials	2.3
Telecommunication Services	1.7
Exchange Traded Fund	0.2
Money Market Fund	0.1
100.0%

Mid Cap Fund

Financials	29.9%
Industrials	23.0
Consumer Discretionary	16.4
Energy	12.3
Information Technology	8.3
Money Market Fund	4.5
Healthcare	3.6
Consumer Staples	2.0
100.0%

Multi-Factor Small Cap Core Fund

Financials	22.9%
Information Technology	18.5
Industrials	17.1
Healthcare	13.3
Consumer Discretionary	11.7
Materials	5.0
Energy	4.6
Consumer Staples	3.4
Utilities	2.0
Money Market Fund	0.9
Telecommunication Services	0.6
100.0%

Multi-Factor Small Cap Growth Fund

Information Technology	25.4%
Healthcare	18.4
Industrials	17.8
Consumer Discretionary	16.0
Financials	9.4
Energy	5.0
Materials	4.0
Consumer Staples	2.9
Exchange Traded Fund	0.6
Money Market Fund	0.5
100.0%

Multi-Factor Small Cap Value Fund

Financials	35.9%
Industrials	12.6
Consumer Discretionary	12.5
Information Technology	10.7
Energy	7.0
Healthcare	7.0
Utilities	5.3
Materials	4.3
Consumer Staples	2.2
Telecommunication Services	1.9
Money Market Fund	0.6
100.0%

S&P 500 Index Fund

Information Technology	17.5%
Financials	15.8
Healthcare	13.0
Consumer Discretionary	12.4
Industrials	10.6
Energy	10.1
Consumer Staples	9.9
Materials	3.3
Utilities	2.9
Telecommunication Services	2.3
Exchange Traded Fund	1.5
Money Market Fund	0.7
100.0%

Small Cap Fund

Financials	32.7%
Industrials	19.3
Consumer Discretionary	17.1
Information Technology	10.6
Healthcare	7.8
Money Market Fund	4.4
Energy	3.8
Consumer Staples	2.9
Materials	1.4
100.0%

P N C   E q u i t y   F u n d s

E X P L A N A T I O N   O F   E X P E N S E   T A B L E S

( U n a u d i t e d )

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), including contingent deferred sales charges, all of which is described in the Prospectus. If these transactional costs were included, your costs would be higher. The “Annualized Expense Ratio” reflects the actual expenses net of fee waivers, where applicable, for the period (June 1, 2013 to November 30, 2013).

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) and shareholder services fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided on the following pages are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2013 to November 30, 2013).

The Expense Table that appears in your Fund’s overview illustrates your Fund’s costs in two ways.

•

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of Fund under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 06/01/13	Ending Account Value 11/30/13	Annual- ized Expense Ratio(1)	Expenses Paid During Period(2)

Balanced Allocation Fund
Actual
Class I	$1,000.00	$1,073.31	1.00%	$5.20
Class A	1,000.00	1,072.42	1.29	6.70
Class C	1,000.00	1,068.56	2.00	10.37
Hypothetical(3)
Class I	1,000.00	1,020.05	1.00	5.06
Class A	1,000.00	1,018.61	1.29	6.52
Class C	1,000.00	1,015.04	2.00	10.10

International Equity Fund
Actual
Class I	$1,000.00	$1,153.03	1.11%	$5.99
Class A	1,000.00	1,151.19	1.41	7.61
Class C	1,000.00	1,146.96	2.11	11.33
Hypothetical(3)
Class I	1,000.00	1,019.51	1.11	5.61
Class A	1,000.00	1,017.99	1.41	7.14
Class C	1,000.00	1,014.51	2.11	10.64

	Beginning Account Value 06/01/13	Ending Account Value 11/30/13	Annual- ized Expense Ratio(1)	Expenses Paid During Period(2)

Large Cap Core Fund
Actual
Class I	$1,000.00	$1,101.82	0.94%	$4.95
Class A	1,000.00	1,099.97	1.22	6.43
Class C	1,000.00	1,096.09	1.94	10.20
Hypothetical(3)
Class I	1,000.00	1,020.36	0.94	4.76
Class A	1,000.00	1,018.95	1.22	6.18
Class C	1,000.00	1,015.34	1.94	9.81

Large Cap Growth Fund
Actual
Class I	$1,000.00	$1,120.48	0.98%	$5.21
Class A	1,000.00	1,118.38	1.28	6.80
Class C	1,000.00	1,114.69	1.98	10.50
Hypothetical(3)
Class I	1,000.00	1,020.16	0.98	4.96
Class A	1,000.00	1,018.65	1.28	6.48
Class C	1,000.00	1,015.14	1.98	10.00

(1) The “Annualized Expense Ratio” reflects the actual expenses net of fee waivers, where applicable, for the period (June 1, 2013 to November 30, 2013).

(2) Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

(3) Assumes annual return of 5% before expenses.

	Beginning Account Value 06/01/13	Ending Account Value 11/30/13	Annualized Expense Ratio(1)	Expenses Paid During Period(2)

Large Cap Value Fund
Actual
Class I	$1,000.00	$1,116.30	1.01%	$5.35
Class A	1,000.00	1,114.34	1.31	6.94
Class C	1,000.00	1,110.59	2.01	10.62
Hypothetical(3)
Class I	1,000.00	1,020.01	1.01	5.11
Class A	1,000.00	1,018.51	1.31	6.62
Class C	1,000.00	1,015.00	2.01	10.14

Mid Cap Fund
Actual
Class I	$1,000.00	$1,176.82	1.24%	$6.74
Class A	1,000.00	1,175.12	1.53	8.36
Class C	1,000.00	1,170.19	2.25	12.25
Hypothetical(3)
Class I	1,000.00	1,018.88	1.24	6.25
Class A	1,000.00	1,017.38	1.53	7.76
Class C	1,000.00	1,013.78	2.25	11.37

Multi-Factor Small Cap Core Fund
Actual
Class I	$1,000.00	$1,209.87	0.95%	$5.26
Class A	1,000.00	1,208.10	1.23	6.81
Hypothetical(3)
Class I	1,000.00	1,020.31	0.95	4.81
Class A	1,000.00	1,018.90	1.23	6.23

Multi-Factor Small Cap Growth Fund
Actual
Class I	$1,000.00	$1,202.93	0.95%	$5.25
Class A	1,000.00	1,200.52	1.23	6.78
Class C	1,000.00	1,196.63	1.95	10.75
Hypothetical(3)
Class I	1,000.00	1,020.30	0.95	4.82
Class A	1,000.00	1,018.91	1.23	6.22
Class C	1,000.00	1,015.28	1.95	9.86

	Beginning Account Value 06/01/13	Ending Account Value 11/30/13	Annualized Expense Ratio(1)	Expenses Paid During Period(2)

Multi-Factor Small Cap Value Fund
Actual
Class I	$1,000.00	$1,197.63	1.25%	$6.89
Class A	1,000.00	1,196.08	1.54	8.46
Class C	1,000.00	1,192.33	2.25	12.37
Hypothetical(3)
Class I	1,000.00	1,018.80	1.25	6.33
Class A	1,000.00	1,017.37	1.54	7.77
Class C	1,000.00	1,013.79	2.25	11.36

S&P 500 Index Fund
Actual
Class I	$1,000.00	$1,117.35	0.33%	$1.75
Class A	1,000.00	1,116.39	0.58	3.10
Class C	1,000.00	1,111.96	1.33	7.05
Hypothetical(3)
Class I	1,000.00	1,023.41	0.33	1.67
Class A	1,000.00	1,022.14	0.58	2.96
Class C	1,000.00	1,018.39	1.33	6.74

Small Cap Fund
Actual
Class I	$1,000.00	$1,188.73	0.99%	$5.43
Class A	1,000.00	1,187.32	1.29	7.08
Class C	1,000.00	1,182.93	1.99	10.91
Hypothetical(3)
Class I	1,000.00	1,020.10	0.99	5.01
Class A	1,000.00	1,018.59	1.29	6.54
Class C	1,000.00	1,015.07	1.99	10.07

(1) The “Annualized Expense Ratio” reflects the actual expenses net of fee waivers, where applicable, for the period (June 1, 2013 to November 30, 2013).

(2) Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

(3) Assumes annual return of 5% before expenses.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 3
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Balanced Allocation Fund
	Class I								Class A
	2013	*	2013	2012		2011	2010	2009	2013	*	2013	2012		2011	2010	2009
Net Asset Value, Beginning of Period	$12.02		$10.47	$10.74		$9.07	$8.24	$10.89	$12.04		$10.51	$10.77		$9.08	$8.26	$10.90

Net Investment Income(1)	0.09		0.15	0.17		0.14	0.15	0.20	0.07		0.12	0.15		0.12	0.12	0.18
Realized and Unrealized Gain (Loss) on Investments	0.78		1.56	(0.26)		1.67	0.83	(2.65)	0.80		1.54	(0.26)		1.68	0.83	(2.65)

Total from Investment Operations	0.87		1.71	(0.09)		1.81	0.98	(2.45)	0.87		1.66	(0.11)		1.80	0.95	(2.47)

Payment by Affiliate(1)	–		–	–	**(2)	–	–	–	–		–	–	**(2)	–	–	–

Contributions of Capital by Affiliate(1)	–	**(3)	–	–		–	–	–	–	**(3)	–	–		–	–	–

Dividends from Net Investment Income	(0.09)		(0.16)	(0.18)		(0.14)	(0.15)	(0.20)	(0.08)		(0.13)	(0.15)		(0.11)	(0.13)	(0.17)

Total Distributions	(0.09)		(0.16)	(0.18)		(0.14)	(0.15)	(0.20)	(0.08)		(0.13)	(0.15)		(0.11)	(0.13)	(0.17)

Net Asset Value, End of Period	$12.80		$12.02	$10.47		$10.74	$9.07	$8.24	$12.83		$12.04	$10.51		$10.77	$9.08	$8.26

Total Return†	7.33%		16.43%	(0.75	)%(2)	20.21%	11.92%	(22.58)%	7.24%		15.93%	(0.95	)%(2)	19.96%	11.52%	(22.68)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$55,772		$50,513	$45,922		$80,603	$81,917	$137,909	$10,404		$10,513	$10,439		$12,791	$13,487	$13,863
Ratio of Expenses to Average Net Assets	1.00%		1.00%	1.00%		1.02%	1.02%	1.02%	1.29%		1.29%	1.20	%(4)	1.31%	1.33%	1.27%
Ratio of Net Investment Income to Average Net Assets	1.41%		1.32%	1.64%		1.46%	1.72%	2.37%	1.13%		1.04%	1.41	%(4)	1.17%	1.33%	2.11%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.15%		1.19%	1.12%		1.07%	1.02%	1.02%	1.44%		1.48%	1.42%		1.36%	1.33%	1.27%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.26%		1.13%	1.52%		1.41%	1.72%	2.37%	0.98%		0.85%	1.19%		1.12%	1.33%	2.11%
Portfolio Turnover Rate	29%		62%	63%		76%	115%	93%	29%		62%	63%		76%	115%	93%

	Balanced Allocation Fund
	Class C
	2013	*	2013	2012		2011	2010	2009
Net Asset Value, Beginning of Period	$11.91		$10.41	$10.67		$9.00	$8.21	$10.84

Net Investment Income(1)	0.03		0.04	0.06		0.04	0.05	0.12
Realized and Unrealized Gain (Loss) on Investments	0.78		1.53	(0.25)		1.66	0.82	(2.64)

Total from Investment Operations	0.81		1.57	(0.19)		1.70	0.87	(2.52)

Payment by Affiliate(1)	–		–	–	**(2)	–	–	–

Contributions of Capital by Affiliate(1)	–	**(3)	–	–		–	–	–

Dividends from Net Investment Income	(0.03)		(0.07)	(0.07)		(0.03)	(0.08)	(0.11)

Total Distributions	(0.03)		(0.07)	(0.07)		(0.03)	(0.08)	(0.11)

Net Asset Value, End of Period	$12.69		$11.91	$10.41		$10.67	$9.00	$8.21

Total Return†	6.86%		15.18%	(1.73	)%(2)	18.97%	10.64%	(23.24)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$862		$839	$798		$895	$1,223	$1,182
Ratio of Expenses to Average Net Assets	2.00%		2.00%	2.00%		2.02%	2.05%	1.99%
Ratio of Net Investment Income to Average Net Assets	0.42%		0.32%	0.61%		0.46%	0.61%	1.41%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	2.15%		2.19%	2.13%		2.07%	2.05%	1.99%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.27%		0.13%	0.48%		0.41%	0.61%	1.41%
Portfolio Turnover Rate	29%		62%	63%		76%	115%	93%

*	For the six months ended November 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
**	Amount represents less than $0.005 per share.
(1)	Per share data calculated using average shares outstanding method.
(2)	During the year ended May 31, 2012, a payment was made by the Adviser to offset a trade error in the Fund. The payment, net of the trade error, had no impact on the total return of the Fund.
(3)

During the six months ended November 30, 2013, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliates’ financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 10 in Notes to Financial Statements.

(4)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.09% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

	International Equity Fund
	Class I								Class A
	2013	*	2013	2012		2011	2010	2009	2013	*	2013	2012		2011	2010	2009
Net Asset Value, Beginning of Period	$17.12		$12.99	$16.30		$12.14	$10.94	$17.94	$17.00		$12.90	$16.15		$12.03	$10.86	$17.78

Net Investment Income (Loss)(1)	–	**	0.22	0.18		0.16	0.14	0.14	(0.03)		0.17	0.14		0.11	0.09	0.11
Realized and Unrealized Gain (Loss) on Investments	2.62		4.04	(3.31)		4.13	1.07	(6.83)	2.60		4.02	(3.26)		4.09	1.08	(6.77)

Total from Investment Operations	2.62		4.26	(3.13)		4.29	1.21	(6.69)	2.57		4.19	(3.12)		4.20	1.17	(6.66)

Payment by Affiliate(1)	–		–	–	**(2)	–	–	–	–		–	–	**(2)	–	–	–

Contributions of Capital by Affiliate(1)	–	**(3)	–	–	**(4)	–	–	–	–	**(3)	–	–	**(4)	–	–	–

Dividends from Net Investment Income	–		(0.13)	(0.18)		(0.13)	(0.01)	(0.31)	–		(0.09)	(0.13)		(0.08)	–	(0.26)

Total Distributions	–		(0.13)	(0.18)		(0.13)	(0.01)	(0.31)	–		(0.09)	(0.13)		(0.08)	–	(0.26)

Net Asset Value, End of Period	$19.74		$17.12	$12.99		$16.30	$12.14	$10.94	$19.57		$17.00	$12.90		$16.15	$12.03	$10.86

Total Return†	15.30%		32.92%	(19.18	)%(2)(4)	35.41%	11.09%	(36.94)%	15.12%		32.52%	(19.30	)%(2)(4)	35.00%	10.77%	(37.15)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$468,579		$378,076	$301,919		$364,468	$311,574	$238,121	$9,621		$8,867	$7,757		$11,493	$10,498	$10,174
Ratio of Expenses to Average Net Assets	1.11%		1.21%	1.23%		1.23%	1.21%	1.28%	1.41%		1.51%	1.42	%(5)	1.53%	1.53%	1.53%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.01)%		1.45%	1.26%		1.13%	1.11%	1.21%	(0.30)%		1.12%	0.97	%(5)	0.79%	0.69%	0.94%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.19%		1.21%	1.23%		1.23%	1.21%	1.34%	1.49%		1.51%	1.53%		1.53%	1.53%	1.60%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(0.09)%		1.45%	1.26%		1.13%	1.11%	1.15%	(0.38)%		1.12%	0.86%		0.79%	0.69%	0.87%
Portfolio Turnover Rate	30%		34%	31%		38%	74%	37%	30%		34%	31%		38%	74%	37%

	International Equity Fund
	Class C
	2013	*	2013	2012		2011	2010	2009
Net Asset Value, Beginning of Period	$16.40		$12.46	$15.59		$11.63	$10.57	$17.14

Net Investment Income (Loss)(1)	(0.09)		0.05	0.03		0.02	0.02	0.01
Realized and Unrealized Gain (Loss) on Investments	2.50		3.89	(3.15)		3.94	1.04	(6.47)

Total from Investment Operations	2.41		3.94	(3.12)		3.96	1.06	(6.46)

Payment by Affiliate(1)	–		–	–	**(2)	–	–	–

Contributions of Capital by Affiliate(1)	–	**(3)	–	–	**(4)	–	–	–

Dividends from Net Investment Income	–		–	(0.01)		– **	–	(0.11)

Total Distributions	–		–	(0.01)		–	–	(0.11)

Net Asset Value, End of Period	$18.81		$16.40	$12.46		$15.59	$11.63	$10.57

Total Return†	14.77%		31.62%	(19.98	)%(2)(4)	34.05%	10.03%	(37.58)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$451		$350	$313		$451	$358	$314
Ratio of Expenses to Average Net Assets	2.11%		2.21%	2.23%		2.23%	2.22%	2.23%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.01)%		0.38%	0.19%		0.16%	0.15%	0.08%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	2.18%		2.21%	2.23%		2.23%	2.22%	2.31%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(1.08)%		0.38%	0.19%		0.16%	0.15%	0.00%
Portfolio Turnover Rate	30%		34%	31%		38%	74%	37%

*	For the six months ended November 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	During the year ended May 31, 2012, a payment was made by the Adviser to offset a trade error in the Fund. The payment, net of the trade error, had no impact on the total return of the Fund.
(3)

During the six months ended November 30, 2013, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliates’ financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 10 in Notes to Financial Statements.

(4)

During the year ended May 31, 2012, a payment was made by the Adviser to offset losses relating to a change in valuation methodology of an asset in the securities lending collateral account of the Acquired Funds prior to the Reorganization. The payment had no impact on the total return of the Fund.

(5)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.11% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 3
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Large Cap Core Fund
	Class I								Class A
	2013	*	2013	2012	2011	2010		2009	2013	*	2013	2012		2011	2010		2009
Net Asset Value, Beginning of Period	$12.82		$10.79	$10.96	$8.60	$7.30		$11.77	$12.56		$10.57	$10.73		$8.42	$7.19		$11.60

Net Investment Income (Loss)(1)	0.06		0.15	0.12	0.10	0.05		0.05	0.04		0.11	0.10		0.07	0.02		0.03
Realized and Unrealized Gain (Loss) on Investments	1.24		2.02	(0.17)	2.35	1.31		(4.35)	1.21		1.99	(0.17)		2.31	1.23		(4.29)

Total from Investment Operations	1.30		2.17	(0.05)	2.45	1.36		(4.30)	1.25		2.10	(0.07)		2.38	1.25		(4.26)

Contributions of Capital by Affiliate(1)	–	**(2)	–	–	–	–		–	–	**(2)	–	–		–	–		–

Dividends from Net Investment Income	(0.07)		(0.14)	(0.12)	(0.09)	(0.06)		(0.04)	(0.05)		(0.11)	(0.09)		(0.07)	(0.02)		(0.02)
Distributions from Net Realized Gains	–		–	–	–	–		(0.13)	–		–	–		–	–		(0.13)

Total Distributions	(0.07)		(0.14)	(0.12)	(0.09)	(0.06)		(0.17)	(0.05)		(0.11)	(0.09)		(0.07)	(0.02)		(0.15)

Net Asset Value, End of Period	$14.05		$12.82	$10.79	$10.96	$8.60		$7.30	$13.76		$12.56	$10.57		$10.73	$8.42		$7.19

Total Return†	10.18%		20.21%	(0.46)%	28.69%	18.68%		(36.46)%	10.00%		19.92%	(0.67)%		28.32%	17.45%		(36.63)%

Ratios/Supplemental Data
Net Assets End of Year (000)	$22,991		$26,530	$17,840	$14,431	$13,924		$121,950	$2,805		$2,705	$2,596		$3,466	$3,407		$3,343
Ratio of Expenses to Average Net Assets	0.94%		0.94%	0.94%	0.94%	0.84%		0.96%	1.22%		1.22%	1.13	%(3)	1.23%	1.29%		1.21%
Ratio of Net Investment Income to Average Net Assets	0.94%		1.25%	1.13%	1.05%	0.65%		0.59%	0.67%		0.95%	0.92	%(3)	0.76%	0.25%		0.34%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.12%		1.18%	1.26%	1.28%	1.05%		0.96%	1.41%		1.46%	1.55%		1.57%	1.64%		1.21%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	0.76%		1.01%	0.81%	0.71%	0.44%		0.59%	0.48%		0.71%	0.50%		0.42%	(0.09)%		0.34%
Portfolio Turnover Rate	33%		80%	60%	79%	383	%(4)	89%	33%		80%	60%		79%	383	%(4)	89%

	Large Cap Core Fund
	Class C
	2013	*	2013	2012	2011	2010		2009
Net Asset Value, Beginning of Period	$11.68		$9.84	$10.01	$7.86	$6.75		$10.95

Net Investment Income (Loss)(1)	–	**	0.02	0.01	0.01	(0.03)		(0.03)
Realized and Unrealized Gain (Loss) on Investments	1.12		1.85	(0.16)	2.16	1.14		(4.04)

Total from Investment Operations	1.12		1.87	(0.15)	2.17	1.11		(4.07)

Contributions of Capital by Affiliate(1)	–	**(2)	–	–	–	–	**	–

Dividends from Net Investment Income	(0.01)		(0.03)	(0.02)	(0.02)	–	**	–
Distributions from Net Realized Gains	–		–	–	–	–		(0.13)

Total Distributions	(0.01)		(0.03)	(0.02)	(0.02)	–		(0.13)

Net Asset Value, End of Period	$12.79		$11.68	$9.84	$10.01	$7.86		$6.75

Total Return†	9.61%		19.00%	(1.49)%	27.59%	16.48%		(37.05)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$142		$124	$128	$178	$149		$148
Ratio of Expenses to Average Net Assets	1.94%		1.94%	1.94%	1.94%	1.99%		1.92%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.04)%		0.22%	0.12%	0.06%	(0.45)%		(0.39)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	2.13%		2.18%	2.27%	2.28%	2.34%		1.92%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(0.23)%		(0.02)%	(0.21)%	(0.28)%	(0.79)%		(0.39)%
Portfolio Turnover Rate	33%		80%	60%	79%	383	%(4)	89%

*	For the six months ended November 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)

During the six months ended November 30, 2013, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliates’ financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 10 in Notes to Financial Statements.

(3)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.09% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

(4)	During the period ended May 31, 2010, the portfolio turnover rate increased as a result of significant shareholder redemptions during the period.

See Notes to Financial Statements.

	Large Cap Growth Fund
	Class I								Class A
	2013	*	2013	2012	2011	2010		2009	2013 *	2013	2012		2011	2010		2009
Net Asset Value, Beginning of Period	$20.42		$17.31	$17.24	$13.42	$11.57		$18.53	$20.02	$16.96	$16.88		$13.14	$11.35		$18.17

Net Investment Income (Loss)(1)	0.07		0.14	0.11	0.07	0.06		0.06	0.04	0.09	0.07		0.02	0.01		0.03
Realized and Unrealized Gain (Loss) on Investments	2.39		3.12	0.05	3.86	1.82		(6.96)	2.33	3.07	0.05		3.78	1.80		(6.83)

Total from Investment Operations	2.46		3.26	0.16	3.93	1.88		(6.90)	2.37	3.16	0.12		3.80	1.81		(6.80)

Contributions of Capital by Affiliate(1)	–	**(2)	–	–	–	–		–	–		–		–	–		–

Dividends from Net Investment Income	–		(0.15)	(0.09)	(0.11)	(0.03)		(0.06)	–	(0.10)	(0.04)		(0.06)	(0.02)		(0.02)

Total Distributions	–		(0.15)	(0.09)	(0.11)	(0.03)		(0.06)	–	(0.10)	(0.04)		(0.06)	(0.02)		(0.02)

Net Asset Value, End of Period	$22.88		$20.42	$17.31	$17.24	$13.42		$11.57	$22.39	$20.02	$16.96		$16.88	$13.14		$11.35

Total Return†	12.05%		18.96%	0.98%	29.32%	16.31%		(37.24)%	11.84%	18.68%	0.71%		28.96%	15.95%		(37.40)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$52,228		$56,042	$56,731	$80,188	$96,561		$178,605	$12,559	$12,045	$12,159		$15,282	$14,797		$14,664
Ratio of Expenses to Average Net Assets	0.98%		0.98%	0.98%	0.98%	0.95%		0.98%	1.28%	1.28%	1.17	%(3)	1.28%	1.28%		1.24%
Ratio of Net Investment Income to Average Net Assets	0.66%		0.77%	0.63%	0.44%	0.44%		0.46%	0.37%	0.47%	0.43	%(3)	0.13%	0.11%		0.24%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.10%		1.12%	1.09%	1.07%	0.99%		0.98%	1.40%	1.42%	1.39%		1.37%	1.33%		1.24%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.54%		0.63%	0.52%	0.35%	0.40%		0.46%	0.25%	0.33%	0.21%		0.04%	0.06%		0.24%
Portfolio Turnover Rate	39%		75%	61%	71%	165	%(4)	93%	39%	75%	61%		71%	165	%(4)	93%

	Large Cap Growth Fund
	Class C
	2013	*	2013	2012	2011	2010		2009
Net Asset Value, Beginning of Period	$18.31		$15.54	$15.55	$12.14	$10.55		$16.98

Net Investment Income (Loss)(1)	(0.03)		(0.04)	(0.06)	(0.08)	(0.07)		(0.06)
Realized and Unrealized Gain (Loss) on Investments	2.13		2.81	0.05	3.49	1.66		(6.37)

Total from Investment Operations	2.10		2.77	(0.01)	3.41	1.59		(6.43)

Contributions of Capital by Affiliate(1)	–	**(2)	–	–	–	–		–

Dividends from Net Investment Income	–		–	–	–	–		– **

Total Distributions	–		–	–	–	–		–

Net Asset Value, End of Period	$20.41		$18.31	$15.54	$15.55	$12.14		$10.55

Total Return†	11.47%		17.83%	(0.06)%	28.09%	15.07%		(37.85)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$271		$259	$216	$286	$242		$230
Ratio of Expenses to Average Net Assets	1.98%		1.98%	1.98%	1.98%	1.99%		1.94%
Ratio of Net Investment Loss to Average Net Assets	(0.33)%		(0.23)%	(0.38)%	(0.57)%	(0.59)%		(0.49)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	2.10%		2.12%	2.08%	2.07%	2.03%		1.94%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers)	(0.45)%		(0.37)%	(0.48)%	(0.66)%	(0.64)%		(0.49)%
Portfolio Turnover Rate	39%		75%	61%	71%	165	%(4)	93%

*	For the six months ended November 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.
(2)

During the six months ended November 30, 2013, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliates’ financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 10 in Notes to Financial Statements.

(3)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.11% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

(4)	During the period ended May 31, 2010, the portfolio turnover rate increased as a result of significant shareholder redemptions.

See Notes to Financial Statements.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 3
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Large Cap Value Fund
	Class I							Class A
	2013	*	2013	2012	2011	2010	2009	2013	*	2013	2012		2011	2010	2009
Net Asset Value, Beginning of Period	$16.93		$13.60	$14.22	$11.62	$10.72	$16.76	$16.88		$13.56	$14.16		$11.57	$10.68	$16.68

Net Investment Income(1)	0.09		0.21	0.21	0.17	0.18	0.27	0.06		0.17	0.18		0.13	0.14	0.23
Realized and Unrealized Gain (Loss) on Investments	1.87		3.34	(0.62)	2.61	0.92	(5.75)	1.87		3.32	(0.62)		2.60	0.92	(5.72)

Total from Investment Operations	1.96		3.55	(0.41)	2.78	1.10	(5.48)	1.93		3.49	(0.44)		2.73	1.06	(5.49)

Contributions of Capital by Affiliate(1)	–	**(2)	–	–	–	–	–	–	**(2)	–	–		–	–	–

Dividends from Net Investment Income	(0.10)		(0.22)	(0.21)	(0.18)	(0.20)	(0.27)	(0.07)		(0.17)	(0.16)		(0.14)	(0.17)	(0.22)
Distributions from Net Realized Gains	–		–	–	–	–	(0.29)	–		–	–		–	–	(0.29)

Total Distributions	(0.10)		(0.22)	(0.21)	(0.18)	(0.20)	(0.56)	(0.07)		(0.17)	(0.16)		(0.14)	(0.17)	(0.51)

Net Asset Value, End of Period	$18.79		$16.93	$13.60	$14.22	$11.62	$10.72	$18.74		$16.88	$13.56		$14.16	$11.57	$10.68

Total Return†	11.63%		26.31%	(2.86)%	24.18%	10.25%	(32.68)%	11.43%		25.94%	(3.03)%		23.81%	9.86%	(32.84)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$96,992		$91,849	$102,960	$152,015	$210,282	$292,811	$24,696		$23,691	$22,020		$28,623	$28,699	$30,435
Ratio of Expenses to Average Net Assets	1.01%		1.03%	0.99%	0.97%	0.93%	0.96%	1.31%		1.33%	1.18	%(3)	1.27%	1.25%	1.22%
Ratio of Net Investment Income to Average Net Assets	1.04%		1.40%	1.53%	1.32%	1.49%	2.20%	0.74%		1.10%	1.35	%(3)	1.03%	1.17%	1.98%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.02%		1.03%	0.99%	0.97%	0.93%	0.96%	1.32%		1.33%	1.29%		1.27%	1.25%	1.22%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.03%		1.40%	1.53%	1.32%	1.49%	2.20%	0.73%		1.10%	1.24%		1.03%	1.17%	1.98%
Portfolio Turnover Rate	24%		100%	23%	69%	52%	65%	24%		100%	23%		69%	52%	65%

	Large Cap Value Fund
	Class C
	2013	*	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$16.61		$13.34	$13.95	$11.39	$10.52	$16.43

Net Investment Income(1)	–	**	0.06	0.07	0.04	0.05	0.15
Realized and Unrealized Gain (Loss) on Investments	1.83		3.28	(0.61)	2.57	0.91	(5.64)

Total from Investment Operations	1.83		3.34	(0.54)	2.61	0.96	(5.49)

Contributions of Capital by Affiliate(1)	–	**(2)	–	–	–	–	–

Dividends from Net Investment Income	(0.01)		(0.07)	(0.07)	(0.05)	(0.09)	(0.13)
Distributions from Net Realized Gains	–		–	–	–	–	(0.29)

Total Distributions	(0.01)		(0.07)	(0.07)	(0.05)	(0.09)	(0.42)

Net Asset Value, End of Period	$18.43		16.61	13.34	13.95	$11.39	$10.52

Total Return†	11.06%		25.13%	(3.85)%	22.96%	9.11%	(33.31)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$139		$149	$126	$152	$218	$259
Ratio of Expenses to Average Net Assets	2.01%		2.03%	1.99%	1.96%	1.95%	1.92%
Ratio of Net Investment Income to Average Net Assets	0.02%		0.40%	0.54%	0.32%	0.46%	1.29%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	2.02%		2.03%	1.99%	1.96%	1.95%	1.92%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.01%		0.40%	0.54%	0.32%	0.46%	1.29%
Portfolio Turnover Rate	24%		100%	23%	69%	52%	65%

*	For the six months ended November 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
**	Amount represents less than $0.005 per share.
(1)	Per share data calculated using average shares outstanding method.
(2)

During the six months ended November 30, 2013, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliates’ financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 10 in Notes to Financial Statements.

(3)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.11% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

	Mid Cap Fund
	Class I						Class A
	2013 *	2013	2012	2011	2010	2009	2013 *	2013	2012		2011	2010	2009
Net Asset Value, Beginning of Period	$15.27	$12.10	$13.35	$10.80	$8.68	$13.48	$15.19	$12.03	$13.19		$10.67	$8.59	$13.30

Net Investment Income (Loss)(1)	(0.01)	0.08	0.08	0.06	0.07	0.12	(0.03)	0.06	0.07		0.03	0.04	0.09
Realized and Unrealized Gain (Loss) on Investments	2.70	3.32	(1.23)	2.64	2.07	(4.75)	2.68	3.29	(1.21)		2.60	2.04	(4.67)

Total from Investment Operations	2.69	3.40	(1.15)	2.70	2.14	(4.63)	2.65	3.35	(1.14)		2.63	2.08	(4.58)

Contributions of Capital by Affiliate(1)	0.01 (2)	–	–	–	–	–	0.01 (2)	–	–		–	–	–

Dividends from Net Investment Income	–	(0.23)	(0.10)	(0.15)	(0.02)	(0.17)	–	(0.19)	(0.02)		(0.11)	–	(0.13)

Total Distributions	–	(0.23)	(0.10)	(0.15)	(0.02)	(0.17)	–	(0.19)	(0.02)		(0.11)	–	(0.13)

Net Asset Value, End of Period	$17.97	$15.27	$12.10	$13.35	$10.80	$8.68	$17.85	$15.19	$12.03		$13.19	$10.67	$8.59

Total Return†	17.68%	28.51%	(8.61)%	25.12%	24.64%	(34.22)%	17.51%	28.14%	(8.63)%		24.72%	24.21%	(34.33)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$2,654	$3,952	$29,129	$72,744	$74,331	$96,510	$11,259	$10,290	$11,561		$36,945	$48,515	$46,524
Ratio of Expenses to Average Net Assets	1.24%	1.22%	1.06%	1.02%	1.01%	1.08%	1.53%	1.54%	1.14	%(3)	1.32%	1.32%	1.33%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.07)%	0.61%	0.67%	0.53%	0.72%	1.24%	(0.36)%	0.49%	0.58	%(3)	0.24%	0.38%	0.96%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.66%	1.31%	1.06%	1.02%	1.01%	1.21%	1.94%	1.79%	1.36%		1.32%	1.32%	1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(0.49)%	0.52%	0.67%	0.53%	0.72%	1.11%	(0.77)%	0.24%	0.36%		0.24%	0.38%	0.84%
Portfolio Turnover Rate	5%	86%	23%	32%	66%	73%	5%	86%	23%		32%	66%	73%

	Mid Cap Fund
	Class C
	2013 *	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$14.69	$11.61	$12.83	$10.36	$8.40	$13.06

Net Investment Income (Loss)(1)	(0.08)	(0.03)	(0.04)	(0.05)	(0.03)	0.02
Realized and Unrealized Gain (Loss) on Investments	2.57	3.18	(1.18)	2.52	1.99	(4.58)

Total from Investment Operations	2.49	3.15	(1.22)	2.47	1.96	(4.56)

Contributions of Capital by Affiliate(1)	0.01 (2)	–	–	–	–	–

Dividends from Net Investment Income	–	(0.07)	–	– **	–	(0.10)

Total Distributions	–	(0.07)	–	–	–	(0.10)

Net Asset Value, End of Period	$17.19	$14.69	$11.61	$12.83	$10.36	$8.40

Total Return†	17.02%	27.27%	(9.51)%	23.85%	23.33%	(34.82)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,128	$1,011	$1,509	$2,430	$3,794	$4,176
Ratio of Expenses to Average Net Assets	2.25%	2.25%	2.06%	2.02%	2.02%	2.04%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.07)%	(0.20)%	(0.34)%	(0.45)%	(0.33)%	0.27%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	2.66%	2.49%	2.06%	2.02%	2.02%	2.15%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(1.48)%	(0.44)%	(0.34)%	(0.45)%	(0.33)%	0.16%
Portfolio Turnover Rate	5%	86%	23%	32%	66%	73%

*	For the six months ended November 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.
(2)

During the six months ended November 30, 2013, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliates’ financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 10 in Notes to Financial Statements.

(3)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.22% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 3
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Multi-Factor Small Cap Core Fund
	Class I						Class A
	2013 *	2013	2012	2011	2010	2009	2013 *	2013	2012		2011	2010	2009
Net Asset Value, Beginning of Period	$15.39	$10.90	$11.62	$8.84	$7.03	$11.05	$15.33	$10.87	$11.59		$8.82	$7.00	$11.03

Net Investment Income (Loss)(1)	– **	0.19	0.05	0.04	0.05	0.04	(0.02)	0.22	0.02		0.01	0.03	0.02
Realized and Unrealized Gain (Loss) on Investments	3.23	4.41	(0.75)	2.90	1.90	(4.06)	3.21	4.34	(0.74)		2.89	1.89	(4.05)

Total from Investment Operations	3.23	4.60	(0.70)	2.94	1.95	(4.02)	3.19	4.56	(0.72)		2.90	1.92	(4.03)

Dividends from Net Investment Income	–	(0.11)	(0.02)	(0.16)	(0.14)	–	–	(0.10)	–		(0.13)	(0.10)	–

Total Distributions	–	(0.11)	(0.02)	(0.16)	(0.14)	–	–	(0.10)	–		(0.13)	(0.10)	–

Net Asset Value, End of Period	$18.62	$15.39	$10.90	$11.62	$8.84	$7.03	$18.52	$15.33	$10.87		$11.59	$8.82	$7.00

Total Return†	20.99%	42.43%	(6.00)%	33.42%	27.90%	(36.38)%	20.81%	42.11%	(6.21)%		33.02%	27.53%	(36.54)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$29,877	$20,430	$15,298	$15,286	$18,199	$22,531	$2,810	$2,662	$285		$254	$272	$235
Ratio of Expenses to Average Net Assets	0.95%	0.95%	0.95%	0.95%	0.93%	0.95%	1.23%	1.23%	1.16	%(2)	1.24%	1.24%	1.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.02%	1.49%	0.42%	0.40%	0.64%	0.47%	(0.22)%	1.65%	0.21	%(2)	0.05%	0.32%	0.22%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.36%	1.47%	1.42%	1.42%	1.33%	1.30%	1.64%	1.83%	1.70%		1.72%	1.65%	1.55%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(0.39)%	0.97%	(0.05)%	(0.07)%	0.24%	0.12%	(0.63)%	1.05%	(0.33)%		(0.43)%	(0.09)%	(0.13)%
Portfolio Turnover Rate	53%	76%	77%	90%	105%	186%	53%	76%	77%		90%	105%	186.00%

*	For the six months ended November 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.
(2)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

	Multi-Factor Small Cap Growth Fund
	Class I							Class A
	2013	*	2013	2012	2011	2010	2009	2013	*	2013	2012		2011	2010	2009
Net Asset Value, Beginning of Period	$15.67		$11.79	$12.73	$9.02	$7.21	$11.42	$15.46		$11.63	$12.59		$8.92	$7.15	$11.35

Net Investment Income (Loss)(1)	(0.01)		0.08	0.03	(0.02)	0.02	– **	(0.04)		0.04	–	**	(0.05)	–	(0.02)
Realized and Unrealized Gain (Loss) on Investments	3.19		3.88	(0.97)	3.78	1.79	(4.21)	3.14		3.83	(0.96)		3.75	1.77	(4.18)

Total from Investment Operations	3.18		3.96	(0.94)	3.76	1.81	(4.21)	3.10		3.87	(0.96)		3.70	1.77	(4.20)

Contributions of Capital by Affiliate(1)	–	**(2)	–	–	–	–	–	–	**(2)	–	–		–	–	–

Dividends from Net Investment Income	–		(0.08)	–	(0.02)	–	–	–		(0.04)	–		– **	–	–
Distributions from Net Realized Gains	–		–	–	(0.03)	–	–	–		–	–		(0.03)	–	–

Total Distributions	–		(0.08)	–	(0.05)	–	–	–		(0.04)	–		(0.03)	–	–

Net Asset Value, End of Period	$18.85		$15.67	$11.79	$12.73	$9.02	$7.21	$18.56		$15.46	$11.63		$12.59	$8.92	$7.15

Total Return†	20.29%		33.76%	(7.38)%	41.76%	25.10%	(36.87)%	20.05%		33.39%	(7.63)%		41.48%	24.76%	(37.00)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$11,868		$8,891	$9,674	$11,105	$10,010	$5,007	$22,074		$19,605	$16,875		$21,566	$17,484	$38
Ratio of Expenses to Average Net Assets	0.95%		0.95%	0.95%	0.95%	0.94%	0.95%	1.23%		1.23%	1.17	%(3)	1.23%	1.23%	1.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.17)%		0.58%	0.26%	(0.19)%	0.27%	0.02%	(0.45)%		0.31%	0.03	%(3)	(0.47)%	0.01%	(0.23)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.77%		1.89%	1.81%	1.92%	1.84%	1.86%	2.05%		2.17%	2.09%		2.20%	2.15%	2.10%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers)	(0.99)%		(0.36)%	(0.60)%	(1.16)%	(0.63)%	(0.89)%	(1.27)%		(0.63)%	(0.89)%		(1.44)%	(0.91)%	(1.13)%
Portfolio Turnover Rate	45%		60%	108%	92%	112%	128%	45%		60%	108%		92%	112%	128%

	Multi-Factor Small Cap Growth Fund
	Class C
	2013	*	2013	2012	2011	2010 (4)
Net Asset Value, Beginning of Period	$15.41		$11.64	$12.69	$9.06	$7.29

Net Investment Income (Loss)(1)	(0.10)		(0.05)	(0.09)	(0.13)	(0.06)
Realized and Unrealized Gain (Loss) on Investments	3.13		3.82	(0.96)	3.79	1.83

Total from Investment Operations	3.03		3.77	(1.05)	3.66	1.77

Contributions of Capital by Affiliate(1)	–	**(2)	–	–	–	–

Distributions from Net Realized Gains	–		–	–	(0.03)	–

Total Distributions	–		–	–	(0.03)	–

Net Asset Value, End of Period	$18.44		$15.41	$11.64	$12.69	$9.06

Total Return†	19.66%		32.39%	(8.27)%	40.39%	24.28%

Ratios/Supplemental Data
Net Assets End of Period (000)	$231		$159	$122	$135	$124
Ratio of Expenses to Average Net Assets	1.95%		1.95%	1.95%	1.95%	2.30%
Ratio of Net Investment Loss to Average Net Assets	(1.18)%		(0.41)%	(0.74)%	(1.19)%	(0.83)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	2.77%		2.89%	2.81%	2.91%	3.38%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers)	(2.00)%		(1.35)%	(1.60)%	(2.15)%	(1.91)%
Portfolio Turnover Rate	45%		60%	108%	92%	112%

*	For the six months ended November 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.
(2)

During the six months ended November 30, 2013, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliates’ financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 10 in Notes to Financial Statements.

(3)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.06% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

(4)	Class C Shares were first sold (excluding seed capital of $10) on July 27, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 3
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Multi-Factor Small Cap Value Fund
	Class I							Class A
	2013 *	2013	2012	2011	2010	2009		2013 *	2013	2012		2011	2010	2009
Net Asset Value, Beginning of Period	$16.09	$12.38	$13.89	$10.90	$8.51	$13.18		$14.84	$11.45	$12.83		$10.05	$7.87	$12.20

Net Investment Income (Loss)(1)	0.06	0.49	0.16	0.11	0.06	0.07		0.03	0.44	0.13		0.07	0.02	0.02
Realized and Unrealized Gain (Loss) on Investments	3.11	3.57	(1.54)	3.08	2.33	(4.61)		2.87	3.26	(1.42)		2.85	2.16	(4.24)

Total from Investment Operations	3.17	4.06	(1.38)	3.19	2.39	(4.54)		2.90	3.70	(1.29)		2.92	2.18	(4.22)

Contributions of Capital by Affiliate(1)	0.01 (2)	–	–	–	–	–		0.01 (2)	–	–		–	–	–

Dividends from Net Investment Income	–	(0.35)	(0.13)	(0.20)	–	(0.13	)(3)	–	(0.31)	(0.09)		(0.14)	–	(0.11	)(3)

Total Distributions	–	(0.35)	(0.13)	(0.20)	–	(0.13)		–	(0.31)	(0.09)		(0.14)	–	(0.11)

Net Asset Value, End of Period	$19.27	$16.09	$12.38	$13.89	$10.90	$8.51		$17.75	$14.84	$11.45		$12.83	$10.05	$7.87

Total Return†	19.76%	33.33%	(9.96)%	29.46%	28.09%	(34.41)%		19.61%	32.82%	(10.08)%		29.21%	27.70%	(34.57)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$10,525	$8,321	$9,623	$19,163	$19,528	$28,920		$15,039	$13,459	$12,704		$18,570	$18,739	$18,641
Ratio of Expenses to Average Net Assets	1.25%	1.25%	1.25%	1.25%	1.29%	1.34%		1.54%	1.54%	1.43	%(4)	1.54%	1.61%	1.64%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.70%	3.54%	1.24%	0.94%	0.59%	0.62%		0.43%	3.42%	1.08	%(4)	0.66%	0.23%	0.16%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.67%	1.77%	1.62%	1.61%	1.51%	1.34%		1.96%	2.06%	1.92%		1.90%	1.83%	1.64%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	0.28%	3.02%	0.87%	0.58%	0.37%	0.62%		0.01%	2.90%	0.59%		0.30%	0.02%	0.16%
Portfolio Turnover Rate	54%	108%	91%	77%	104%	81%		54%	108%	91%		77%	104%	81%

	Multi-Factor Small Cap Value Fund
	Class C
	2013 *	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$13.31	$10.29	$11.55	$9.02	$7.11	$11.02

Net Investment Income (Loss)(1)	(0.02)	0.32	0.03	(0.01)	(0.04)	(0.04)
Realized and Unrealized Gain (Loss) on Investments	2.57	2.92	(1.29)	2.56	1.95	(3.83)

Total from Investment Operations	2.55	3.24	(1.26)	2.55	1.91	(3.87)

Contributions of Capital by Affiliate(1)	0.01 (2)	–	–	–	–	–

Dividends from Net Investment Income	–	(0.22)	– **	(0.02)	–	(0.04	)(3)

Total Distributions	–	(0.22)	–	(0.02)	–	(0.04)

Net Asset Value, End of Period	$15.87	$13.31	$10.29	$11.55	$9.02	$7.11

Total Return†	19.23%	31.91%	(10.88)%	28.26%	26.86%	(35.08)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,364	$1,152	$1,004	$1,445	$1,586	$1,707
Ratio of Expenses to Average Net Assets	2.25%	2.25%	2.25%	2.25%	2.32%	2.34%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.28)%	2.79%	0.27%	(0.06)%	(0.46)%	(0.46)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	2.68%	2.77%	2.63%	2.61%	2.53%	2.34%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(0.71)%	2.27%	(0.11)%	(0.42)%	(0.67)%	(0.46)%
Portfolio Turnover Rate	54%	108%	91%	77%	104%	81%

*	For the six months ended November 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.
(2)

During the six months ended November 30, 2013, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliates’ financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 10 in Notes to Financial Statements.

(3)	Includes a tax return of capital of $(0.0475) each for Class I, Class A and Class C.
(4)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.11% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

	S&P 500 Index Fund
	Class I								Class A
	2013	*	2013	2012		2011	2010	2009	2013	*	2013	2012		2011	2010	2009
Net Asset Value, Beginning of Period	$13.01		$10.46	$10.71		$8.68	$7.30	$11.25	$12.95		$10.41	$10.67		$8.65	$7.27	$11.22

Net Investment Income(1)	0.12		0.22	0.19		0.16	0.14	0.18	0.10		0.19	0.16		0.13	0.12	0.16
Realized and Unrealized Gain (Loss) on Investments	1.40		2.55	(0.26)		2.03	1.38	(3.84)	1.40		2.54	(0.26)		2.02	1.38	(3.84)

Total from Investment Operations	1.52		2.77	(0.07)		2.19	1.52	(3.66)	1.50		2.73	(0.10)		2.15	1.50	(3.68)

Contributions of Capital by Affiliate(1)	–	**(2)	–	–	**(3)	–	–	–	–	**(2)	–	–	**(3)	–	–	–

Dividends from Net Investment Income	(0.12)		(0.22)	(0.18)		(0.16)	(0.14)	(0.18)	(0.10)		(0.19)	(0.16)		(0.13)	(0.12)	(0.16)
Distributions from Net Realized Gains	–		–	–		–	–	(0.11)	–		–	–		–	–	(0.11)

Total Distributions	(0.12)		(0.22)	(0.18)		(0.16)	(0.14)	(0.29)	(0.10)		(0.19)	(0.16)		(0.13)	(0.12)	(0.27)

Net Asset Value, End of Period	$14.41		$13.01	$10.46		$10.71	$8.68	$7.30	$14.35		$12.95	$10.41		$10.67	$8.65	$7.27

Total Return†	11.74%		26.78%	(0.55	)%(3)	25.51%	20.90%	(32.63)%	11.64%		26.50%	(0.91	)%(3)	25.16%	20.69%	(32.90)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$134,799		$97,902	$88,355		$94,945	$87,998	$87,431	$21,895		$23,632	$20,712		$22,919	$19,275	$17,535
Ratio of Expenses to Average Net Assets	0.33%		0.36%	0.35%		0.37%	0.36%	0.42%	0.58%		0.62%	0.61%		0.63%	0.62%	0.67%
Ratio of Net Investment Income to Average Net Assets	1.79%		1.90%	1.82%		1.67%	1.66%	2.20%	1.52%		1.65%	1.56%		1.41%	1.41%	1.95%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.33%		0.36%	0.35%		0.37%	0.36%	0.48%	0.58%		0.62%	0.61%		0.63%	0.62%	0.73%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.79%		1.90%	1.82%		1.67%	1.66%	2.12%	1.52%		1.65%	1.56%		1.41%	1.41%	1.89%
Portfolio Turnover Rate	5%		12%	9%		27%	17%	36%	5%		12%	9%		27%	17%	36%

	S&P 500 Index Fund
	Class C
	2013	*	2013	2012		2011	2010	2009
Net Asset Value, Beginning of Period	$12.86		$10.34	$10.60		$8.59	$7.23	$11.15

Net Investment Income(1)	0.05		0.11	0.08		0.06	0.06	0.10
Realized and Unrealized Gain (Loss) on Investments	1.38		2.53	(0.26)		2.02	1.37	(3.82)

Total from Investment Operations	1.43		2.64	(0.18)		2.08	1.43	(3.72)

Contributions of Capital by Affiliate(1)	–	**(2)	–	–	**(3)	–	–	–

Dividends from Net Investment Income	(0.06)		(0.12)	(0.08)		(0.07)	(0.07)	(0.09)
Distributions from Net Realized Gains	–		–	–		–	–	(0.11)

Total Distributions	(0.06)		(0.12)	(0.08)		(0.07)	(0.07)	(0.20)

Net Asset Value, End of Period	$14.23		$12.86	$10.34		$10.60	$8.59	$7.23

Total Return†	11.20%		25.66%	(1.66	)%(3)	24.29%	19.75%	(33.38)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$11,479		$6,496	$1,705		$1,837	$1,552	$1,132
Ratio of Expenses to Average Net Assets	1.33%		1.36%	1.35%		1.37%	1.36%	1.41%
Ratio of Net Investment Income to Average Net Assets	0.79%		0.90%	0.82%		0.67%	0.66%	1.21%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.33%		1.36%	1.35%		1.37%	1.36%	1.48%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.79%		0.90%	0.82%		0.67%	0.66%	1.15%
Portfolio Turnover Rate	5%		12%	9%		27%	17%	36%

*	For the six months ended November 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.
(2)

During the six months ended November 30, 2013, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliates’ financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 10 in Notes to Financial Statements.

(3)	During the year ended May 31, 2012, a payment was made by the Adviser to offset a trade error in the Fund. The payment, net of the trade error, had no impact on the total return of the Fund.

See Notes to Financial Statements.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 3
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Small Cap Fund
	Class I								Class A
	2013	*	2013	2012		2011	2010	2009	2013	*	2013	2012		2011	2010	2009
Net Asset Value, Beginning of Period	$17.91		$12.99	$12.85		$9.87	$7.52	$11.51	$17.51		$12.74	$12.62		$9.73	$7.44	$11.39

Net Investment Income (Loss)(1)	(0.02)		(0.06)	(0.06)		(0.02)	(0.02)	(0.01)	(0.05)		(0.10)	(0.09)		(0.05)	(0.05)	(0.03)
Realized and Unrealized Gain (Loss) on Investments	3.40		4.98	0.19		3.00	2.37	(3.97)	3.33		4.87	0.20		2.94	2.34	(3.92)

Total from Investment Operations	3.38		4.92	0.13		2.98	2.35	(3.98)	3.28		4.77	0.11		2.89	2.29	(3.95)

Contributions of Capital by Affiliate(1)	–	**(2)	–	0.01	(3)	–	–	–	–	**(2)	–	0.01	(3)	–	–	–

Dividends from Net Investment Income	–		–	–		–	–	(0.01)	–		–	–		–	–	–

Total Distributions	–		–	–		–	–	(0.01)	–		–	–		–	–	–

Net Asset Value, End of Period	$21.29		$17.91	$12.99		$12.85	$9.87	$7.52	$20.79		$17.51	$12.74		$12.62	$9.73	$7.44

Total Return†	18.87%		37.88%	1.09	%(3)	30.19%	31.25%	(34.57)%	18.73%		37.44%	0.95	%(3)	29.70%	30.78%	(34.68)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$299,706		$207,230	$151,860		$177,697	$182,881	$142,964	$46,918		$23,371	$2,210		$2,562	$2,205	$1,510
Ratio of Expenses to Average Net Assets	0.99%		1.19%	1.24%		1.22%	1.17%	1.21%	1.29%		1.46%	1.45	%(4)	1.52%	1.49%	1.46%
Ratio of Net Investment Loss to Average Net Assets	(0.25)%		(0.39)%	(0.51)%		(0.15)%	(0.27)%	(0.15)%	(0.53)%		(0.68)%	(0.74	)%(4)	(0.46)%	(0.59)%	(0.41)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.24%		1.28%	1.24%		1.22%	1.17%	1.21%	1.54%		1.61%	1.54%		1.52%	1.49%	1.46%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers)	(0.50)%		(0.48)%	(0.51)%		(0.15)%	(0.27)%	(0.15)%	(0.78)%		(0.83)%	(0.83)%		(0.46)%	(0.59)%	(0.41)%
Portfolio Turnover Rate	13%		27%	32%		47%	59%	83%	13%		27%	32%		47%	59%	83%

	Small Cap Fund
	Class C
	2013	*	2013	2012		2011	2010	2009
Net Asset Value, Beginning of Period	$16.40		$12.02	$12.00		$9.32	$7.17	$11.06

Net Investment Income (Loss)(1)	(0.11)		(0.20)	(0.18)		(0.12)	(0.11)	(0.09)
Realized and Unrealized Gain (Loss) on Investments	3.11		4.58	0.19		2.80	2.26	(3.80)

Total from Investment Operations	3.00		4.38	0.01		2.68	2.15	(3.89)

Contributions of Capital by Affiliate(1)	–	**(2)	–	0.01	(3)	–	–	–

Dividends from Net Investment Income	–		–	–		–	–	–
Distributions from Net Realized Gains	–		–	–		–	–	–

Total Distributions	–		–	–		–	–	–

Net Asset Value, End of Period	$19.40		$16.40	$12.02		$12.00	$9.32	$7.17

Total Return†	18.29%		36.44%	0.17	%(3)	28.76%	29.99%	(35.17)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$13,987		$5,576	$726		$645	$663	$525
Ratio of Expenses to Average Net Assets	1.99%		2.14%	2.25%		2.22%	2.19%	2.17%
Ratio of Net Investment Loss to Average Net Assets	(1.21)%		(1.37)%	(1.54)%		(1.18)%	(1.28)%	(1.11)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	2.24%		2.31%	2.25%		2.22%	2.19%	2.17%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers)	(1.46)%		(1.54)%	(1.54)%		(1.18)%	(1.28)%	(1.11)%
Portfolio Turnover Rate	13%		27%	32%		47%	59%	83%

*	For the six months ended November 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)

During the six months ended November 30, 2013, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliates’ financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 10 in Notes to Financial Statements.

(3)

During the year ended May 31, 2012, a payment was made by the Adviser to offset losses relating to a change in valuation methodology of an asset in the securities lending collateral account of the Acquired Funds prior to the Reorganization. Excluding this item, the total returns would have been 1.01%, 0.87%, and 0.08% for Class I, Class A, and Class C, respectively.

(4)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.09% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

P N C   B a l a n c e d   A l l o c a t i o n   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 3  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 38.0%
Consumer Discretionary — 6.2%
Aaron’s	5,190	$149
American Axle & Manufacturing Holdings*	8,680	174
Best Buy	3,880	157
CBS, Cl B	3,100	182
Comcast, Cl A	2,250	112
D.R. Horton	5,500	109
Dorman Products*	2,460	122
Foot Locker	8,540	332
Ford Motor	15,890	271
Hanesbrands	2,770	194
Hibbett Sports*#	1,970	127
Home Depot	3,760	303
HSN	2,250	129
Johnson Controls	2,080	105
L Brands	2,060	134
Las Vegas Sands	1,590	114
Madison Square Garden, Cl A*	2,500	141
McDonald’s	1,360	132
NIKE, Cl B	1,990	158
Outerwall*#	1,180	81
Penn National Gaming*	1,270	18
Polaris Industries	1,450	194
PVH	650	87
Starbucks	1,330	108
Walt Disney	1,510	107
Wolverine World Wide	2,580	85
Wyndham Worldwide	4,280	307

		4,132

Consumer Staples — 3.3%
Altria Group	8,150	302
Boston Beer, Cl A*#	430	105
Coca-Cola	4,270	172
Coca-Cola Enterprises	3,240	136
CVS Caremark	2,050	137
Hershey	1,260	122
J.M. Smucker	890	93
Kimberly-Clark	670	73
Nu Skin Enterprises, Cl A	910	116
PepsiCo	1,511	128
Procter & Gamble	6,285	529
Safeway	3,370	118
TreeHouse Foods*	1,030	72
Walgreen	1,890	112

		2,215

Energy — 3.2%
Atwood Oceanics*	1,180	62
Chevron	3,219	394
ConocoPhillips	3,820	278
Enterprise Products Partners LP#	1,570	99
EOG Resources	740	122
Exxon Mobil	2,895	271
Halliburton	2,070	109
Helmerich & Payne	3,120	240
Marathon Petroleum	880	73
Occidental Petroleum	2,320	220
Oceaneering International	1,220	94
Oil States International*	740	76
World Fuel Services	2,400	92

		2,130

	Number of Shares	Value (000)

Financials — 7.8%
Allstate	2,660	$144
American Express	1,640	141
AmTrust Financial Services#	5,676	237
Bank of the Ozarks	4,180	235
BB&T	5,960	207
Capital One Financial	4,100	294
Chubb	2,174	210
Credit Acceptance*	1,050	136
Discover Financial Services	3,659	195
Eagle Bancorp*	2,338	76
Encore Capital Group*	1,700	81
Extra Space Storage REIT	2,550	107
Fidelity National Financial, Cl A	4,840	141
First Cash Financial Services*	1,260	80
First Financial Holdings	1,230	81
First Niagara Financial Group	12,440	139
Franklin Resources	1,770	98
Gaming and Leisure Properties REIT*	1,270	59
Goldman Sachs Group	510	86
Home BancShares	2,870	104
JPMorgan Chase	8,528	488
M&T Bank#	1,170	135
MetLife	3,060	160
Plum Creek Timber REIT	2,690	118
Portfolio Recovery Associates*	4,140	242
RLI	1,530	154
U.S. Bancorp	5,190	203
Ventas REIT	2,630	149
ViewPoint Financial Group	4,860	123
Virtus Investment Partners*	1,010	210
Wells Fargo	7,479	329
World Acceptance*#	870	80

		5,242

Healthcare — 4.3%
Baxter International	2,120	145
Becton Dickinson	1,480	161
Biogen Idec*	410	119
Bio-Reference Labs*#	2,530	74
Celgene*	1,140	184
Cooper	1,170	154
Eli Lilly	2,790	140
Johnson & Johnson	2,857	271
McKesson	1,060	176
Merck	6,201	309
MWI Veterinary Supply*	900	164
Neogen*	2,130	108
Omnicare	2,360	135
PAREXEL International*	2,880	119
Pfizer	11,291	358
Questcor Pharmaceuticals#	1,770	103
St. Jude Medical	3,100	181

		2,901

Industrials — 5.6%
Actuant, Cl A	2,730	107
AO Smith	2,760	149
B/E Aerospace*	4,200	365
Boeing	2,810	377
Colfax*	3,220	187
Delta Air Lines	4,800	139
EnerSys	2,880	206

See Notes to Financial Statements.

P N C   B a l a n c e d   A l l o c a t i o n   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 3  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Esterline Technologies*	1,120	$99
General Dynamics	1,250	115
General Electric	19,850	529
Genesee & Wyoming, Cl A*	830	80
HEICO	1,792	102
Lockheed Martin	770	109
Manpowergroup	2,140	171
Regal-Beloit	970	71
Snap-On	1,400	149
Triumph Group	1,370	101
Union Pacific	850	138
United Parcel Service, Cl B	900	92
United Rentals*	2,510	173
United Technologies	2,510	278

		3,737

Information Technology — 5.9%
Apple	1,467	816
Avnet	1,270	51
CA	3,570	118
Cisco Systems	9,452	201
Corning	8,790	150
eBay*	4,200	212
Google, Cl A*	365	387
Intel	3,610	86
Jack Henry & Associates	1,990	113
Manhattan Associates*	760	91
Microsoft	3,842	146
Oracle	7,490	264
OSI Systems*	2,765	212
QUALCOMM	4,400	324
Tyler Technologies*	1,020	105
Visa, Cl A	1,020	208
Western Digital	2,360	177
WEX*	1,340	133
Yahoo!*	3,690	136

		3,930

Materials — 0.7%
Balchem	1,400	83
E.I. du Pont de Nemours	1,660	102
International Paper	2,240	104
PPG Industries	970	179

		468

Telecommunication Services — 0.3%
AT&T	3,797	134
Verizon Communications	1,760	87

		221

Utilities — 0.7%
National Fuel Gas	2,490	168
NextEra Energy	1,148	97
Pinnacle West Capital	2,740	146
Wisconsin Energy	2,330	98

		509

Total Common Stocks (Cost $19,209)		25,485

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 10.0%
Consumer Discretionary — 2.0%
ASOS PLC (United Kingdom)*	1,165	$111
Berkeley Group Holdings PLC (United Kingdom)	1,598	62
Bridgestone (Japan) (A)	1,500	55
Compass Group PLC (United Kingdom)	4,721	71
Dufry AG (Switzerland)*	281	47
Inditex SA (Spain)	235	38
LVMH Moet Hennessy Louis Vuitton SA (France)	267	50
Magna International (Canada)	2,070	168
Michael Kors Holdings (Hong Kong)*	2,454	200
Nokian Renkaat OYJ (Finland)	1,205	60
Rakuten (Japan) (A)	6,400	98
TAL Education Group, ADR (China)	2,480	49
Thomas Cook Group PLC (United Kingdom)	14,873	42
Toyota Motor, ADR (Japan)	1,564	196
WPP PLC, ADR (United Kingdom)	500	55

		1,302

Consumer Staples — 0.9%
Anheuser-Busch InBev NV, ADR (Belgium)	894	91
Associated British Foods PLC (United Kingdom)	1,154	43
Diageo PLC, ADR (United Kingdom)	409	52
Hengan International Group (China)	4,170	52
Koninklijke Ahold NV (Netherlands)	2,925	53
Magnit OJSC, GDR (Russia)	800	53
Nestle SA (Switzerland)	2,173	159
Puregold Price Club (Philippines)	48,000	46
Reckitt Benckiser Group PLC (United Kingdom)	656	53

		602

Energy — 0.4%
BG Group PLC (United Kingdom)	1,831	37
Ensco PLC, Cl A (United Kingdom)	2,720	161
Modec (Japan) (A)	1,900	56
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	352	37

		291

Financials — 1.1%
AIA Group (Hong Kong)	11,620	59
Deutsche Wohnen AG (Germany)	3,058	61
Equity Bank (Kenya)	18,359	8
FirstService (Canada)	1,600	67
Hargreaves Lansdown PLC (United Kingdom)	2,892	57
Invesco (Bermuda)	3,200	111
IRF European Finance Investments (United Kingdom)* (B) (C)	31,579	–
Mitsubishi Estate (Japan) (A)	3,000	83
Mitsubishi UFJ Financial Group, ADR (Japan)	11,880	77
Nomura Holdings (Japan) (A)	8,200	65
Swiss Re AG (Switzerland)	631	56
UBS AG (Switzerland)*	3,267	62
Vib Vermoegen AG (Germany)	2,169	35

		741

Healthcare — 1.8%
Abcam PLC (United Kingdom)	8,465	66
Bayer AG (Germany)	661	88
Coloplast A/S, Cl B (Denmark)	635	42
Elekta AB, Cl B (Sweden)	1,331	20
GlaxoSmithKline PLC, ADR (United Kingdom)	3,370	178
GN Store Nord A/S (Denmark)	1,567	37

See Notes to Financial Statements. 47

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Healthcare — continued
Jazz Pharmaceuticals PLC (Ireland)*	402	$47
Novo Nordisk A/S, ADR (Denmark)	671	120
Roche Holding AG (Switzerland)	509	142
Sawai Pharmaceutical (Japan) (A)	600	42
Shire PLC, ADR (Ireland)	1,940	263
Sonova Holding AG (Switzerland)	346	48
Teva Pharmaceutical Industries, ADR (Israel)	3,190	130

		1,223

Industrials — 0.9%
ABB, ADR (Switzerland)	3,088	79
Ashtead Group PLC (United Kingdom)	6,127	70
Eaton PLC (Ireland)	1,380	100
FANUC (Japan) (A)	304	51
Hexagon AB, Cl B (Sweden)	1,624	50
Koninklijke Philips NV (Netherlands)	1,401	50
Nabtesco (Japan) (A)	2,000	47
Rational AG (Germany)	132	42
SMC (Japan) (A)	300	72
Weir Group PLC (United Kingdom)	1,444	51

		612

Information Technology — 1.6%
Anritsu (Japan) (A)	3,000	36
ARM Holdings PLC, ADR (United Kingdom)	2,099	105
AVG Technologies NV (Netherlands)*	1,005	17
Axis Communications AB (Sweden)	1,744	65
Blinkx PLC (United Kingdom)*	18,463	60
Fleetmatics Group PLC (Ireland)*	688	27
Ingenico (France)	625	47
NQ Mobile, ADR (China)*#	5,663	74
NXP Semiconductor NV (Netherlands)*	2,280	97
Open Text (Canada)	1,130	97
Opera Software ASA (Norway)	3,768	46
Qihoo 360 Technology, ADR (China)*	1,687	137
SAP AG, ADR (Germany)#	309	26
Tencent Holdings (China)	2,415	139
Wirecard AG (Germany)	2,348	88

		1,061

Materials — 0.6%
Dangote Cement PLC (Nigeria)	23,559	29
First Quantum Minerals (Canada)	1,587	26
Lyondellbasell Industries NV, Cl A (Netherlands)	1,840	142
Methanex (Canada)	1,830	112
Randgold Resources, ADR (United Kingdom)#	445	32
Syngenta AG, ADR (Switzerland)	848	67

		408

Telecommunication Services — 0.6%
Rogers Communications, Cl B (Canada)	4,550	204
Softbank (Japan) (A)	1,500	122
Telenor ASA (Norway)	2,752	66

		392

Utilities — 0.1%
Red Electrica SA (Spain)	807	52

		52

Total Foreign Common Stocks
(Cost $5,131)		6,684

	Number of Shares	Value (000)
EXCHANGE TRADED FUNDS — 12.6%
iShares MSCI EAFE Value Index†#	82,236	$4,674
iShares MSCI Emerging Markets Index Fund†	55,111	2,334
iShares STOXX Europe 600 Banks DE†	3,170	84
SPDR S&P 500 ETF Trust	7,660	1,386

Total Exchange Traded Funds
(Cost $8,665)		8,478

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 0.3%
Automotive — 0.2%
Nissan Auto Lease Trust,
Series 2013-A, Cl A3
0.610%, 04/15/16	$110	110

Credit Cards — 0.1%
Citibank Credit Card Issuance Trust,
Series 2013-A3, Cl A3
1.110%, 07/23/18	105	106

Total Asset Backed Securities
(Cost $215)		216

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.7%
CS First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (D)	418	443

Total Commercial Mortgage-Backed Security
(Cost $414)		443

CORPORATE BONDS — 12.1%
Aerospace — 0.1%
Spirit Aerosystems
6.750%, 12/15/20	50	54

Automotive — 0.2%
BorgWarner
4.625%, 09/15/20	60	63
LKQ
4.750%, 05/15/23 144A	35	33
Titan International
6.875%, 10/01/20 144A	25	26

		122

Cable — 1.0%
21st Century Fox America
8.450%, 08/01/34	25	32
AMC Networks
7.750%, 07/15/21	40	45
Belo
8.000%, 11/15/16	50	52
7.750%, 06/01/27	50	53
Comcast
4.250%, 01/15/33	75	69
DIRECTV Holdings LLC
4.600%, 02/15/21	105	107
Historic TW
6.625%, 05/15/29	65	75

See Notes to Financial Statements.

P N C   B a l a n c e d   A l l o c a t i o n   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 3  ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Cable — continued
News America
6.650%, 11/15/37	$45	$52
Sinclair Television Group
6.375%, 11/01/21 144A	25	26
Time Warner Entertainment LP
8.375%, 03/15/23	55	64
Viacom
3.250%, 03/15/23	120	112

		687

Consumer Discretionary — 0.1%
Hasbro
6.300%, 09/15/17	50	57

Consumer Services — 0.7%
Avon Products
5.000%, 03/15/23	60	59
Block Financial LLC
5.500%, 11/01/22	65	67
Cedar Fair LP
5.250%, 03/15/21 144A	25	25
H&E Equipment Services
7.000%, 09/01/22	25	27
Live Nation Entertainment
7.000%, 09/01/20 144A	50	54
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	50	49
Royal Caribbean Cruises
11.875%, 07/15/15	27	32
7.500%, 10/15/27	26	28
Sotheby’s
5.250%, 10/01/22 144A	25	24
Speedway Motorsports
6.750%, 02/01/19	50	53
Wynn Las Vegas LLC
5.375%, 03/15/22	55	56

		474

Energy — 1.6%
Boardwalk Pipelines LP
3.375%, 02/01/23	75	69
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	50	54
Denbury Resources
8.250%, 02/15/20	50	55
El Paso Pipeline Partners Operating LLC
6.500%, 04/01/20	40	47
EQT
8.125%, 06/01/19	60	74
Kerr-McGee
7.875%, 09/15/31	60	76
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	85	100
Nexen Energy ULC
5.875%, 03/10/35	45	48
ONEOK Partners LP
6.125%, 02/01/41	15	16
Peabody Energy
7.875%, 11/01/26	50	51
Petrobras Global Finance BV
2.000%, 05/20/16	25	25

	Par (000)	Value (000)
Petrobras International Finance
3.875%, 01/27/16	$70	$72
Petroleos Mexicanos
6.000%, 03/05/20	40	44
Rowan
4.875%, 06/01/22	75	77
Samson Investment
10.500%, 02/15/20 144A	25	27
Tesoro
5.375%, 10/01/22	60	59
Transocean
6.375%, 12/15/21	50	56
Weatherford International
5.125%, 09/15/20	80	86
Williams Partners LP
4.125%, 11/15/20	45	46

		1,082

Financials — 2.4%
Abbey National Treasury Services PLC
3.050%, 08/23/18	40	41
Bank of America
5.625%, 07/01/20	185	212
Bank of New York Mellon
3.550%, 09/23/21	90	92
BBVA US Senior SA Unipersonal
3.250%, 05/16/14	100	101
Capital One Financial
3.500%, 06/15/23	88	84
Citigroup
5.500%, 09/13/25	55	58
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%, 01/19/17	70	74
Credit Suisse
5.400%, 01/14/20	80	89
General Electric Capital
5.300%, 02/11/21	45	50
General Electric Capital (MTN)
5.500%, 01/08/20	10	12
HSBC Holdings PLC
5.100%, 04/05/21	105	117
JPMorgan Chase
6.125%, 06/27/17	125	142
4.625%, 05/10/21	40	43
3.375%, 05/01/23	25	23
Morgan Stanley
4.750%, 03/22/17	100	110
4.875%, 11/01/22	65	67
Royal Bank of Canada
1.200%, 09/19/18	105	105
Santander US Debt SA Unipersonal
3.724%, 01/20/15 144A	100	101
Wachovia Capital Trust III
5.570%, 03/29/49(D)	60	56

		1,577

Food, Beverage & Tobacco — 0.2%
Constellation Brands
8.375%, 12/15/14	50	54
HJ Heinz Finance
6.750%, 03/15/32	40	41

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Food, Beverage & Tobacco — continued
TreeHouse Foods
7.750%, 03/01/18	$65	$68

		163

Healthcare — 0.4%
DaVita HealthCare Partners
5.750%, 08/15/22	50	51
Endo Health Solutions
7.000%, 07/15/19	40	43
GlaxoSmithKline Capital PLC
2.850%, 05/08/22	45	43
Johnson & Johnson
5.950%, 08/15/37	50	60
Life Technologies
5.000%, 01/15/21	75	81
Select Medical
6.375%, 06/01/21	25	24

		302

Industrials — 1.0%
Allegion US Holding
5.750%, 10/01/21 144A	25	26
Amphenol
4.000%, 02/01/22	50	49
Avnet
4.875%, 12/01/22	55	55
Ball
4.000%, 11/15/23	50	45
Caterpillar
3.900%, 05/27/21	115	121
CRH America
4.125%, 01/15/16	75	80
Erickson Air-Crane
8.250%, 05/01/20 144A	24	24
General Electric
4.125%, 10/09/42	50	46
Huntington Ingalls Industries
6.875%, 03/15/18	50	54
Interface
7.625%, 12/01/18	48	51
Pulte Group
7.875%, 06/15/32	60	62
USG
7.875%, 03/30/20 144A	25	28
Valmont Industries
6.625%, 04/20/20	40	45

		686

Insurance — 0.5%
Allstate
5.750%, 08/15/53 (D)	45	46
Aon
3.500%, 09/30/15	65	68
Berkshire Hathaway Finance
4.250%, 01/15/21	45	48
MetLife
6.400%, 12/15/66	65	67
Reinsurance Group of America
6.450%, 11/15/19	65	76

		305

	Par (000)	Value (000)

Materials — 0.8%
Allegheny Technologies
5.875%, 08/15/23	$60	$61
ArcelorMittal
6.750%, 02/25/22	25	27
7.500%, 10/15/39	30	29
Barrick Gold
4.100%, 05/01/23	50	45
Carpenter Technology
4.450%, 03/01/23	65	63
Clearwater Paper
7.125%, 11/01/18	50	54
Freeport-McMoRan Copper & Gold
3.550%, 03/01/22	95	89
International Paper
7.500%, 08/15/21	70	86
Newmont Mining
3.500%, 03/15/22	55	48
Reliance Steel & Aluminum
4.500%, 04/15/23	45	44

		546

Real Estate Investment Trusts — 0.6%
Digital Realty Trust LP
5.875%, 02/01/20	90	98
Felcor Lodging LP
5.625%, 03/01/23	25	24
Health Care REIT
5.250%, 01/15/22	70	75
ProLogis LP
6.875%, 03/15/20	10	12
4.250%, 08/15/23	75	75
Realty Income
5.750%, 01/15/21	90	101

		385

Retail — 0.5%
Advance Auto Parts
5.750%, 05/01/20	50	55
Darden Restaurants
3.350%, 11/01/22	70	61
Kroger
6.400%, 08/15/17	55	63
L Brands
8.500%, 06/15/19	20	24
Safeway
4.750%, 12/01/21#	55	56
Wal-Mart Stores
5.250%, 09/01/35	30	32
5.625%, 04/01/40	50	56

		347

Technology — 0.6%
Apple
2.400%, 05/03/23	80	72
Hewlett-Packard
4.375%, 09/15/21	105	106
KLA-Tencor
6.900%, 05/01/18	50	59
ManTech International
7.250%, 04/15/18	50	53

See Notes to Financial Statements.

P N C   B a l a n c e d   A l l o c a t i o n   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Technology — continued
VeriSign
4.625%, 05/01/23	$40	$38
Xerox
6.400%, 03/15/16	50	55

		383

Telecommunications — 0.4%
AT&T
6.300%, 01/15/38	30	32
GTE
6.940%, 04/15/28	85	98
SBA Telecommunications
5.750%, 07/15/20	25	26
Telefonica Emisiones SA Unipersonal
3.992%, 02/16/16	50	53
Verizon Communications
6.400%, 09/15/33	35	39

		248

Transportation — 0.2%
Florida East Coast Railway
8.125%, 02/01/17	40	42
Penske Truck Leasing LP
3.750%, 05/11/17 144A	40	42
PHI
8.625%, 10/15/18	65	70

		154

Utilities — 0.8%
Calpine
7.875%, 01/15/23 144A	60	66
DPL
6.500%, 10/15/16	45	49
Duke Energy
3.550%, 09/15/21	35	35
Duke Energy Carolinas LLC
4.000%, 09/30/42	50	45
Exelon Generation LLC
4.000%, 10/01/20	95	95
MidAmerican Energy Holdings
6.125%, 04/01/36	80	90
PPL Capital Funding
3.500%, 12/01/22	65	62
Puget Energy
6.000%, 09/01/21	50	55
Toledo Edison
7.250%, 05/01/20	17	21

		518

Total Corporate Bonds
(Cost $8,007)		8,090

MUNICIPAL BOND — 0.1%
Texas — 0.1%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	40	43

Total Municipal Bond
(Cost $48)		43

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 6.2%
Federal Home Loan Mortgage Corporation — 0.2%
3.500%, 06/01/42	$151	$152

Federal National Mortgage Association — 5.1%
5.500%, 07/01/33	6	6
5.500%, 05/01/35	39	43
5.000%, 08/01/40	245	267
4.500%, 06/01/40	278	300
4.500%, 10/01/40	76	81
4.500%, 01/01/41	168	180
4.500%, 04/01/41	229	245
4.000%, 03/01/26	48	51
4.000%, 12/01/40	133	139
4.000%, 01/01/41	180	189
4.000%, 02/01/41	159	166
4.000%, 02/01/42	160	167
4.000%, 07/01/42	212	222
3.500%, 01/01/26	130	138
3.500%, 03/01/41	150	151
3.500%, 06/01/42	186	188
3.500%, 10/01/42	200	201
3.500%, 11/01/42	178	179
3.500%, 02/01/43	145	146
3.000%, 06/01/27	177	183
3.000%, 11/01/42	193	187

		3,429

Government National Mortgage Association — 0.9%
6.500%, 09/15/28	4	5
4.500%, 08/15/39	135	145
4.000%, 09/15/41	138	146
4.000%, 10/20/43	110	116
3.500%, 07/15/42	73	75
3.500%, 12/20/42	91	92

		579

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $4,150)		4,160

U.S. TREASURY OBLIGATIONS — 14.1%
U.S. Treasury Bonds — 2.0%
4.500%, 02/15/36	740	839
3.750%, 08/15/41	495	494

		1,333

U.S. Treasury Notes — 12.1%
3.000%, 09/30/16	985	1,053
2.625%, 11/15/20	20	21
2.250%, 01/31/15	1,780	1,823
2.125%, 08/15/21	30	30
2.000%, 02/15/22	40	39
1.625%, 08/15/22	485	450
1.500%, 08/31/18	1,520	1,535
1.250%, 10/31/15	55	56
0.375%, 01/15/16	930	931
0.250%, 01/31/15	2,190	2,192

		8,130

Total U.S. Treasury Obligations
(Cost $9,612)		9,463

See Notes to Financial Statements.

	Number of Shares	Value (000)
MONEY MARKET FUND — 5.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	3,662,832	$3,663

Total Money Market Fund (Cost $3,663)		3,663

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 99.6% (Cost $59,114)		66,725

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 2.8%

Money Market Fund — 2.8%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,892,245	1,892

Total Short Term Investment Purchased with Collateral From Securities Loaned (Cost $1,892)‡		1,892

TOTAL INVESTMENTS — 102.4% (Cost $61,006)**		68,617

Other Assets & Liabilities – (2.4)%		(1,579)

TOTAL NET ASSETS — 100.0%		$67,038

* Non-income producing security

** Aggregate cost for Federal income tax purposes is (000) $62,494.

Gross unrealized appreciation (000)	$7,376
Gross unrealized depreciation (000)	(1,253)

Net unrealized appreciation (000)	$6,123

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 1,851 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open forward currency contracts.
(B)	Security fair valued using methods approved by the Board of Trustees.
(C)	Illiquid Security. Total value of illiquid securities is $0 (000) and represents 0.0% of net assets as of November 30, 2013.
(D)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2013.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $551 (000) and represents 0.8% of net assets as of November 30, 2013.

Forward Currency Contracts:

Settlement	Type	Contracts to Deliver (000)	In Exchange For (000)	Contracts at Value (000)	Unrealized Appreciation (000)

11/14	Sell*	JPY 45,000	$464	$440	$24

11/14	Sell*	JPY 14,700	150	144	6

			$614	$584	$30

*Counterparty is State Street Bank and Trust Company

JPY — Japanese Yen

Assets in the amount of $726,120 have been segregated on the Fund’s books and records.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

Nikkei 225®	1	$142	12/13/13	$14

		$142		$14

Cash in the amount of $6,457 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $156,366 have been segregated on the Fund’s books and records.

See Notes to Financial Statements.

P N C   B a l a n c e d   A l l o c a t i o n   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 3  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset Backed Securities	$–	$216	$–	$216

Commercial Mortgage-Backed Security	–	443	–	443

Common Stocks	25,485	–	–	25,485

Corporate Bonds	–	8,090	–	8,090

Exchange Traded Funds	8,478	–	–	8,478

Foreign Common Stocks:

Austria	–	37	–	37

Belgium	91	–	–	91

Bermuda	111	–	–	111

Canada	675	–	–	675

China	260	192	–	452

Denmark	120	79	–	199

Finland	–	60	–	60

France	–	97	–	97

Germany	60	280	–	340

Hong Kong	200	59	–	259

Ireland	437	–	–	437

Israel	130	–	–	130

Japan	273	727	–	1,000

Kenya	7	–	–	7

Netherlands	307	53	–	360

Nigeria	29	–	–	29

Norway	–	112	–	112

Philippines	–	46	–	46

Russia	53	–	–	53

Spain	–	89	–	89

Sweden	65	70	–	135

Switzerland	208	452	–	660

United Kingdom	649	656	–	1,305

Money Market Fund	3,663	–	–	3,663

Municipal Bond	–	43	–	43

Short Term Investment Purchased with Collateral From Securities Loaned	1,892	–	–	1,892

U.S. Government Agency Mortgage-Backed Obligations	–	4,160	–	4,160

U.S. Treasury Obligations	–	9,463	–	9,463

Total Assets - Investments in Securities	$43,193	$25,424	$–	$68,617

See Notes to Financial Statements.

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Other Financial Instruments

Forward Currency Contracts	$–	$30	$–	$ 30

Futures Contracts	14	–	–	14

Total Assets - Other Financial Instruments	$14	$30	$–	$ 44

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2013, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$1,892	$–	$1,892

Total Liabilities - Collateral Received for Loaned Securities	$–	$1,892	$–	$1,892

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2013.

See Notes to Financial Statements.

P N C  I n t e r n a t i o n a l  E q u i t y  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 3  ( U n a u d i t e d )

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 93.1%
Consumer Discretionary — 18.5%
ASOS PLC (United Kingdom)*	55,267	$5,241
Barratt Developments PLC (United Kingdom)	1,175,247	6,317
Bellway PLC (United Kingdom)	285,827	6,734
Berkeley Group Holdings PLC (United Kingdom)	73,588	2,831
Bridgestone (Japan) (A)	56,802	2,085
Christian Dior SA (France)#	25,000	4,870
Compass Group PLC (United Kingdom)	232,246	3,496
Dufry AG (Switzerland)*	13,537	2,285
Duni AB (Sweden)	417,000	5,134
Gtech SpA (Italy)	145,729	4,479
Inditex SA (Spain)	10,443	1,666
IPSOS (France)	52,172	2,172
LVMH Moet Hennessy Louis Vuitton SA (France)#	12,790	2,407
Michael Kors Holdings (Hong Kong)*	34,695	2,829
Nokian Renkaat OYJ (Finland)	47,193	2,333
Persimmon PLC (United Kingdom)	338,245	6,411
Rakuten (Japan) (A)	283,294	4,353
TAL Education Group, ADR (China)	116,465	2,294
Taylor Wimpey PLC (United Kingdom)	3,969,265	6,897
Thomas Cook Group PLC (United Kingdom)	705,451	2,002
Toyota Motor (Japan) (A)	142,900	8,924
WPP PLC, ADR (United Kingdom)#	23,653	2,620

		88,380

Consumer Staples — 9.2%
Anheuser-Busch InBev NV (Belgium)	38,095	3,883
Asahi Group Holdings (Japan)	164,900	4,520
Associated British Foods PLC (United Kingdom)	52,414	1,964
Diageo PLC, ADR (United Kingdom)	15,415	1,968
Greencore Group PLC (Ireland)	3,345,658	10,538
Hengan International Group (China)	190,688	2,401
Koninklijke Ahold NV (Netherlands)	110,146	2,004
Magnit OJSC, GDR (Russia)	42,500	2,800
MEIJI Holdings (Japan)	81,034	4,532
Nestle SA (Switzerland)	67,460	4,921
Puregold Price Club (Philippines)	2,154,200	2,074
Reckitt Benckiser Group PLC (United Kingdom)	29,809	2,391

		43,996

Energy — 4.2%
BG Group PLC (United Kingdom)	86,893	1,772
Etablissements Maurel et Prom (France)	281,900	4,310
Modec (Japan) (A)	87,000	2,556
Sasol (South Africa)	89,250	4,412
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	17,155	1,803
Thai Oil PCL (Thailand)	2,747,450	5,390

		20,243

Financials — 12.4%
AIA Group (Hong Kong)	540,003	2,734
Deutsche Wohnen AG (Germany)	136,264	2,736
DNB ASA (Norway)	270,244	4,772
Equity Bank (Kenya)	852,895	350
Hannover Rueckversicherung AG (Germany)	70,900	5,891
Hargreaves Lansdown PLC (United Kingdom)	136,520	2,704
Investor AB, Cl B (Sweden)	171,745	5,600
IRF European Finance Investments (United Kingdom)* (B) (C)	284,500	–
Mitsubishi Estate (Japan) (A)	196,000	5,447

	Number of Shares	Value (000)

Mitsubishi UFJ Financial Group (Japan) (A)	378,100	$2,442
Muenchener Rueckversicherungs AG (Germany)	22,000	4,804
Nomura Holdings (Japan) (A)	383,700	3,050
Standard Chartered PLC (United Kingdom)	273,255	6,463
Svenska Handelsbanken AB, Cl A (Sweden)	120,200	5,579
Swiss Re AG (Switzerland)	27,833	2,473
UBS AG (Switzerland)*	154,349	2,933
Vib Vermoegen AG (Germany)	99,202	1,584

		59,562

Healthcare — 9.6%
Abcam PLC (United Kingdom)	330,203	2,572
Bayer AG (Germany)	31,512	4,197
Coloplast A/S, Cl B (Denmark)	31,312	2,054
Elekta AB, Cl B (Sweden)	61,811	926
GN Store Nord A/S (Denmark)	75,083	1,789
Jazz Pharmaceuticals PLC (Ireland)*	18,407	2,152
Novartis AG (Switzerland)	58,666	4,638
Novo Nordisk A/S, ADR (Denmark)	28,740	5,137
Roche Holding AG (Switzerland)	23,969	6,686
Sawai Pharmaceutical (Japan) (A)	33,200	2,295
Shire PLC, ADR (Ireland)	16,748	2,275
Sonova Holding AG (Switzerland)	15,181	2,115
Teva Pharmaceutical Industries, ADR (Israel)	184,530	7,521
Transgene SA (France)*	128,505	1,577

		45,934

Industrials — 9.4%
ABB (Switzerland)	136,106	3,475
Ashtead Group PLC (United Kingdom)	288,122	3,273
BBA Aviation PLC (United Kingdom)	562,796	3,005
Caverion (Finland)*	132,938	1,568
FANUC (Japan) (A)	14,635	2,466
Hexagon AB, Cl B (Sweden)	78,748	2,416
Kone OYJ, Cl B (Finland)#	56,900	5,223
Konecranes OYJ (Finland)	135,382	4,738
Koninklijke Philips NV (Netherlands)	67,268	2,405
Loomis AB, Cl B (Sweden)	65,300	1,552
Nabtesco (Japan) (A)	90,400	2,108
Rational AG (Germany)	6,601	2,113
SMC (Japan) (A)	10,500	2,533
Trevi Finanziaria Industriale SpA (Italy)	479,905	4,182
Weir Group PLC (United Kingdom)	66,706	2,333
YIT OYJ (Finland)	132,938	1,701

		45,091

Information Technology — 11.9%
Anritsu (Japan) (A)	124,000	1,478
ARM Holdings PLC, ADR (United Kingdom)	97,901	4,885
AVG Technologies NV (Netherlands)*	61,644	1,065
Axis Communications AB (Sweden)#	81,715	3,064
Blinkx PLC (United Kingdom)*	855,851	2,796
Fleetmatics Group PLC (Ireland)*	31,910	1,235
Infosys, ADR (India)#	84,590	4,569
Ingenico (France)	29,185	2,179
NQ Mobile, ADR (China)*	337,826	4,412
Opera Software ASA (Norway)	177,817	2,165
Qihoo 360 Technology, ADR (China)*	80,274	6,544
Samsung Electronics (South Korea)	4,020	5,672
SAP AG, ADR (Germany)#	14,309	1,184
Taiwan Semiconductor Manufacturing, ADR (Taiwan)	17,239	306

See Notes to Financial Statements.

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Information Technology — continued
Tencent Holdings (China)	114,216	$6,598
Wincor Nixdorf AG (Germany)	67,358	4,603
Wirecard AG (Germany)	116,964	4,368

		57,123

Materials — 11.7%
BASF SE (Germany)	44,800	4,774
BHP Billiton PLC (United Kingdom)	33,699	1,022
BHP Billiton PLC, ADR (United Kingdom)	90,700	5,504
CRH PLC (Ireland)*	234,347	5,931
Dangote Cement PLC (Nigeria)	984,520	1,212
First Quantum Minerals (Canada)	75,909	1,266
Imerys SA (France)	60,052	4,849
Methanex (Canada)	108,200	6,645
Randgold Resources, ADR (United Kingdom)#	20,330	1,438
Rexam PLC (United Kingdom)	697,545	5,697
Showa Denko KK (Japan)	3,284,000	5,102
Solvay SA (Belgium)	35,450	5,395
Symrise AG (Germany)	105,130	4,651
Syngenta AG (Switzerland)	6,619	2,595

		56,081

Telecommunication Services — 5.0%
Deutsche Telekom AG (Germany)	358,400	5,682
Freenet AG (Germany)	176,219	4,989
KDDI (Japan)	83,800	5,276
Softbank (Japan) (A)	67,200	5,453
Telenor ASA (Norway)	103,488	2,484

		23,884

Utilities — 1.2%
Guangdong Investment (Hong Kong)	3,492,000	3,229
Red Electrica SA (Spain)	35,576	2,279

		5,508

Total Foreign Common Stocks (Cost $354,639)		445,802

EXCHANGE TRADED FUND — 0.7% iShares STOXX Europe 600 Banks DE†	126,890	3,373

Total Exchange Traded Fund (Cost $3,012)		3,373

MONEY MARKET FUND — 5.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (D)	27,053,868	27,054

Total Money Market Fund (Cost $27,054)		27,054

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 99.5% (Cost $384,705)		476,229

	Number of Shares	Value (000)
SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 5.4%
Money Market Fund — 5.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	25,862,749	$25,863

Total Short Term Investment Purchased with Collateral From Securities Loaned (Cost $25,863)‡		25,863

TOTAL INVESTMENTS — 104.9% (Cost $410,568)**		502,092

Other Assets & Liabilities – (4.9)%		(23,441)

TOTAL NET ASSETS — 100.0%		$478,651

* Non-income producing security

** Aggregate cost for Federal income tax purposes is (000) $439,764.

Gross unrealized appreciation (000)	$72,714
Gross unrealized depreciation (000)	(10,386)

Net unrealized appreciation (000)	$62,328

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 17,327 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open forward currency contracts.
(B)	Security fair valued using methods approved by the Board of Trustees.
(C)	Illiquid Security. Total value of illiquid securities is $0 (000) and represents 0.0% of net assets as of November 30, 2013.
(D)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.

Forward Currency Contracts:

Settlement Month	Type	Contracts to Deliver (000)	In Exchange For (000)	Contracts at Value (000)	Unrealized Appreciation (000)

11/14	Sell*	JPY 1,510,000	$15,588	$14,780	$ 808

11/14	Sell*	JPY 588,000	5,985	5,755	230

			$21,573	$20,535	$1,038

*Counterparty	is State Street Bank and Trust Company

JPY — Japanese Yen

Assets in the amount of $45,127,472 have been segregated on the Fund’s books and records.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

DAX Index Future	7	$2,001	12/20/13	$200

Nikkei 225®	70	10,002	12/13/13	1,005

		$12,003		$1,205

Cash in the amount of $619,677 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $13,206,539 have been segregated on the Fund’s books and records.

See Notes to Financial Statements.

P N C  I n t e r n a t i o n a l  E q u i t y  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 3  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange Traded Fund	$3,373	$–	$–	$3,373

Foreign Common Stocks:

Austria	–	1,803	–	1,803

Belgium	–	9,279	–	9,279

Canada	7,911	–	–	7,911

China	13,250	8,999	–	22,249

Denmark	5,137	3,843	–	8,980

Finland	1,568	13,994	–	15,562

France	1,577	20,788	–	22,365

Germany	2,767	48,808	–	51,575

Hong Kong	2,829	5,963	–	8,792

India	4,570	–	–	4,570

Ireland	16,200	5,931	–	22,131

Israel	7,521	–	–	7,521

Italy	–	8,661	–	8,661

Japan	–	64,621	–	64,621

Kenya	350	–	–	350

Netherlands	3,470	2,004	–	5,474

Nigeria	1,212	–	–	1,212

Norway	–	9,421	–	9,421

Philippines	–	2,074	–	2,074

Russia	2,800	–	–	2,800

South Africa	–	4,412	–	4,412

South Korea	–	5,672	–	5,672

Spain	–	3,944	–	3,944

Sweden	8,198	16,072	–	24,270

Switzerland	2,933	29,187	–	32,120

Taiwan	306	–	–	306

Thailand	–	5,390	–	5,390

United Kingdom	18,987	73,350	–	92,337

Money Market Fund	27,054	–	–	27,054

Short Term Investment Purchased with Collateral From Securities Loaned	25,863	–	–	25,863

Total Assets - Investments in Securities	$157,876	$344,216	$–	$502,092

See Notes to Financial Statements.

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Other Financial Instruments

Forward Currency Contracts	$–	$1,038	$–	$1,038

Futures Contracts	1,205	–	–	1,205

Total Assets - Other Financial Instruments	$1,205	$1,038	$–	$2,243

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2013, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$25,863	$–	$25,863

Total Liabilities - Collateral Received for Loaned Securities	$–	$25,863	$–	$25,863

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2013.

See Notes to Financial Statements.

P N C  I n t e r n a t i o n a l  E q u i t y  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 3  ( U n a u d i t e d )

At November 30, 2013, country diversification of the Fund was as follows:

Country Diversification	% of Net Assets	Value (000)

Foreign Common Stocks
United Kingdom	19.3%	$92,337
Japan	13.4	64,621
Germany	10.7	51,575
Switzerland	6.7	32,120
Sweden	5.1	24,270
China	4.7	22,249
France	4.7	22,365
Ireland	4.6	22,131
Finland	3.2	15,562
Norway	2.0	9,421
Belgium	1.9	9,279
Denmark	1.9	8,980
Hong Kong	1.8	8,792
Italy	1.8	8,661
Canada	1.7	7,911
Israel	1.6	7,521
South Korea	1.2	5,672
Netherlands	1.1	5,474
Thailand	1.1	5,391
India	1.0	4,570
South Africa	0.9	4,412
Spain	0.8	3,944
Russia	0.6	2,800
Philippines	0.4	2,074
Austria	0.4	1,803
Nigeria	0.3	1,212
Kenya	0.1	350
Taiwan	0.1	305

Total Foreign Common Stocks	93.1	445,802

Exchange Traded Fund	0.7	3,373

Affiliated Money Market Fund	5.7	27,054

Total Investments Before Collateral for Loaned Securities	99.5	476,229
Short Term Investment Purchased with Collateral for Loaned Securities	5.4	25,863

Total Investments	104.9	502,092

Other Assets and Liabilities	(4.9)	(23,441)

Net Assets	100.0%	$478,651

See Notes to Financial Statements.

P N C  L a r g e  C a p  C o r e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

	Number	Value
	of Shares	(000)
COMMON STOCKS — 98.3%
Consumer Discretionary — 14.4%
Best Buy	6,260	$254
CBS, Cl B	5,260	308
Comcast, Cl A	7,990	398
D.R. Horton	9,350	186
Ford Motor	24,740	423
Home Depot	4,020	324
Las Vegas Sands	3,530	253
NIKE, Cl B	4,080	323
Polaris Industries	2,520	336
PVH	2,360	316
Walt Disney	4,240	299
Wyndham Worldwide	4,420	317

		3,737

Consumer Staples — 9.8%
Altria Group	9,430	349
Coca-Cola	8,940	359
CVS Caremark	6,150	412
Hershey	4,660	452
J.M. Smucker	2,360	246
Procter & Gamble	8,614	725

		2,543

Energy — 9.1%
Chevron	2,930	359
ConocoPhillips	4,570	333
EOG Resources	1,890	312
Exxon Mobil	3,247	303
Halliburton	5,940	313
Helmerich & Payne	4,080	314
Schlumberger (Netherlands)	4,890	432

		2,366

Financials — 17.2%
American Express	4,213	362
Chubb	4,171	402
Citigroup	8,260	437
Discover Financial Services	5,430	289
Fifth Third Bancorp	17,550	357
Franklin Resources	6,120	339
Goldman Sachs Group	1,940	328
Invesco (Bermuda)	8,500	296
JPMorgan Chase	9,800	561
Lincoln National	5,390	277
Regions Financial	23,650	230
Wells Fargo	13,342	587

		4,465

Healthcare — 13.8%
Aetna	6,570	453
Allergan	2,710	263
Baxter International	4,050	277
Becton Dickinson	2,530	275
Celgene*	1,660	268
Cooper	2,360	311
Jazz Pharmaceuticals PLC (Ireland)*	2,640	309
Johnson & Johnson	5,939	562
McKesson	2,270	377
Shire PLC, ADR (Ireland)	3,571	485

		3,580

	Number	Value
	of Shares	(000)

Industrials — 12.6%
B/E Aerospace*	3,880	$337
Boeing	3,000	403
Canadian Pacific Railway (Canada)	1,670	257
Delta Air Lines	13,540	392
General Electric	26,414	704
Lockheed Martin	2,030	288
Manpowergroup	3,040	243
Union Pacific	1,615	262
United Technologies	3,380	375

		3,261

Information Technology — 15.8%
Apple	1,914	1,064
Avnet	4,150	114
Cisco Systems	12,240	260
eBay*	5,430	274
Google, Cl A*	549	582
Microsoft	6,310	241
NXP Semiconductor NV (Netherlands)*	3,090	158
Oracle	13,033	460
QUALCOMM	5,120	377
Visa, Cl A	1,290	262
Yahoo!*	8,300	307

		4,099

Materials — 2.6%
Methanex (Canada)	4,080	251
PPG Industries	2,310	425

		676

Telecommunication Services — 1.4%
Verizon Communications	7,430	369

Utilities — 1.6%
Wisconsin Energy	9,970	416

Total Common Stocks (Cost $21,549)		25,512

EXCHANGE TRADED FUND — 0.8%
SPDR S&P 500 ETF Trust	1,100	199

Total Exchange Traded Fund (Cost $195)		199

TOTAL INVESTMENTS — 99.1% (Cost $21,744)**		25,711

Other Assets & Liabilities – 0.9%		227

TOTAL NET ASSETS — 100.0%		$25,938

* Non-income producing security

** Aggregate cost for Federal income tax purposes is (000) $ 22,461.

Gross unrealized appreciation (000)	$3,367
Gross unrealized depreciation (000)	(117)

Net unrealized appreciation (000)	$3,250

See Notes to Financial Statements.

P N C  L a r g e  C a p  C o r e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$25,512	$–	$–	$25,512

Exchange Traded Fund	199	–	–	199

Total Assets - Investments in Securities	$25,711	$–	$–	$25,711

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2013.

See Notes to Financial Statements.

P N C   L a r g e   C a p   G r o w t h   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 98.6%
Consumer Discretionary — 22.4%
Best Buy	23,120	$937
CBS, Cl B	18,440	1,080
Comcast, Cl A	13,210	659
D.R. Horton	32,670	649
Foot Locker	27,380	1,065
Ford Motor	33,060	565
Hanesbrands	16,310	1,143
Home Depot	13,720	1,107
Las Vegas Sands	9,410	674
Magna International (Canada)	12,350	1,005
Michael Kors Holdings (Hong Kong)*	10,290	839
NIKE, Cl B	11,920	943
Polaris Industries	8,750	1,168
PVH	3,950	529
Starbucks	7,820	637
Walt Disney	9,000	635
Wyndham Worldwide	12,980	931

		14,566

Consumer Staples — 10.9%
Altria Group	49,730	1,839
Coca-Cola	15,302	615
Coca-Cola Enterprises	19,680	825
CVS Caremark	12,500	837
Hershey	7,500	727
J.M. Smucker	5,280	551
Nu Skin Enterprises, Cl A	5,470	699
Procter & Gamble	11,980	1,009

		7,102

Energy — 4.0%
EOG Resources	4,410	728
Halliburton	12,350	650
Helmerich & Payne	9,050	697
Oceaneering International	7,240	559

		2,634

Financials — 6.3%
Allstate	15,680	851
American Express	9,820	842
Capital One Financial	8,790	630
Extra Space Storage REIT	15,200	637
Franklin Resources	10,610	588
Goldman Sachs Group	3,130	529

		4,077

Healthcare — 14.1%
Becton Dickinson	8,880	964
Biogen Idec*	2,410	701
Celgene*	6,759	1,094
Cooper	7,140	941
Johnson & Johnson	6,920	655
McKesson	6,240	1,035
Omnicare	14,250	816
Questcor Pharmaceuticals#	10,590	614
Shire PLC, ADR (Ireland)	9,340	1,269
St. Jude Medical	18,420	1,076

		9,165

Industrials — 14.4%
AO Smith	16,530	895

Number of Shares		Value (000)

B/E Aerospace*	11,260	$980
Boeing	10,920	1,466
Delta Air Lines	28,190	817
Lockheed Martin	4,590	650
Manpowergroup	12,580	1,005
Snap-On	8,270	878
Union Pacific	4,950	802
United Rentals*	15,130	1,040
United Technologies	7,703	854

		9,387

Information Technology — 23.8%
Apple	5,958	3,313
Avnet	7,580	302
eBay*	25,490	1,288
Google, Cl A*	2,230	2,363
Jack Henry & Associates	11,810	671
Microsoft	22,550	860
NXP Semiconductor NV (Netherlands)*	13,620	579
Oracle	44,266	1,562
QUALCOMM	19,930	1,466
Visa, Cl A	6,005	1,222
Western Digital	14,010	1,051
Yahoo!*	21,950	812

		15,489

Materials — 2.7%
Methanex (Canada)	10,950	672
PPG Industries	5,780	1,064

		1,736

Total Common Stocks (Cost $50,140)		64,156

MONEY MARKET FUND — 1.0%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (A)	612,211	612

Total Money Market Fund (Cost $612)		612

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 99.6% (Cost $50,752)		64,768

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.9%

Money Market Fund — 0.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	617,973	618

Total Short Term Investment Purchased with Collateral From Securities Loaned (Cost $618)‡		618

TOTAL INVESTMENTS — 100.5% (Cost $51,370)**		65,386

Other Assets & Liabilities – (0.5)%		(328)

TOTAL NET ASSETS — 100.0%		$65,058

See Notes to Financial Statements.

P N C  L a r g e  C a p  G r o w t h  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

* Non-income producing security

** Aggregate cost for Federal income tax purposes is (000) $ 52,163.

Gross unrealized appreciation (000)	$13,485
Gross unrealized depreciation (000)	(262)

Net unrealized appreciation (000)	$13,223

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 608 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

S&P 500® Composite Index	6	$534	12/20/13	$7

Cash in the amount of $28,700 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $587,318 have been segregated on the Fund’s books and records.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Common Stocks	$64,156	$–	$–	$64,156
Money Market Fund	612	–	–	612
Short Term Investment Purchased with Collateral From Securities Loaned	618	–	–	618

Total Assets - Investments in Securities	$65,386	$–	$–	$65,386

Other Financial Instruments
Futures Contracts	$7	$–	$–	$7

Total Assets - Other Financial Instruments	$7	$–	$–	$7

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2013, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Liabilities:
Payable for collateral received for loaned securities	$–	$618	$–	$618

Total Liabilities - Collateral Received for Loaned Securities	$–	$618	$–	$618

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2013.

See Notes to Financial Statements.

P N C   L a r g e   C a p   V a l u e   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 3  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 99.7%
Consumer Discretionary — 9.2%
Comcast, Cl A	28,230	$1,408
D.R. Horton	46,810	930
Ford Motor	84,230	1,439
Magna International (Canada)	15,860	1,290
PVH	8,170	1,094
Walt Disney	22,010	1,553
Wyndham Worldwide	16,990	1,218
Wynn Resorts	13,860	2,299

		11,231

Consumer Staples — 5.0%
Coca-Cola Enterprises	31,670	1,328
CVS Caremark	32,840	2,199
Procter & Gamble	30,840	2,598

		6,125

Energy — 12.9%
Chevron	24,660	3,019
ConocoPhillips	36,030	2,623
Exxon Mobil	43,460	4,063
Halliburton	36,650	1,931
Helmerich & Payne	28,240	2,174
Whiting Petroleum*	31,740	1,917

		15,727

Financials — 29.6%
Allstate	24,590	1,334
Capital One Financial	24,390	1,747
Chubb	17,300	1,669
Citigroup	64,470	3,412
Discover Financial Services	44,707	2,383
Extra Space Storage REIT	22,100	926
Fifth Third Bancorp	84,930	1,726
Franklin Resources	27,630	1,530
Goldman Sachs Group	13,860	2,342
IntercontinentalExchange Group*	8,940	1,907
JPMorgan Chase	80,229	4,591
Lincoln National	49,920	2,562
MetLife	43,800	2,286
MSCI*	29,040	1,289
Regions Financial	239,170	2,327
Wells Fargo	91,638	4,034

		36,065

Healthcare — 15.1%
Aetna	30,500	2,101
Cooper	16,990	2,238
Jazz Pharmaceuticals PLC (Ireland)*	15,470	1,809
Johnson & Johnson	35,340	3,345
McKesson	9,300	1,543
Omnicare	33,440	1,915
Pfizer	59,840	1,899
Questcor Pharmaceuticals	23,280	1,351
St. Jude Medical	36,550	2,135

		18,336

Industrials — 11.8%
AO Smith	24,760	1,341
Boeing	15,020	2,016
Delta Air Lines	71,090	2,060
General Electric	137,810	3,674

	Number of Shares	Value (000)

Manpowergroup	18,600	$1,487
Union Pacific	7,600	1,232
United Rentals*	20,110	1,382
United Technologies	10,440	1,157

		14,349

Information Technology — 8.7%
Apple	4,710	2,619
Avnet	25,540	1,019
Cisco Systems	107,879	2,292
Intel	44,710	1,066
SanDisk*	5,630	384
Visa, Cl A	6,920	1,408
Yahoo!*	48,850	1,807

		10,595

Materials — 2.3%
Methanex (Canada)	26,490	1,627
PPG Industries	6,630	1,220

		2,847

Telecommunication Services — 1.7%
Rogers Communications, Cl B (Canada)	21,460	962
Verizon Communications	22,160	1,100

		2,062

Utilities — 3.4%
National Fuel Gas	28,590	1,929
Wisconsin Energy	51,860	2,166

		4,095

Total Common Stocks (Cost $101,798)		121,432

EXCHANGE TRADED FUND — 0.2%
iShares Russell 1000 Value Index Fund†	2,650	245

Total Exchange Traded Fund (Cost $227)		245

MONEY MARKET FUND — 0.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	100,646	101

Total Money Market Fund (Cost $101)		101

TOTAL INVESTMENTS — 100.0% (Cost $102,126)**		121,778

Other Assets & Liabilities – 0.0%		49

TOTAL NET ASSETS — 100.0%		$121,827

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $102,137.

Gross unrealized appreciation (000)	$20,222
Gross unrealized depreciation (000)	(581)

Net unrealized appreciation (000)	$19,641

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

P N C   L a r g e   C a p   V a l u e   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 3  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$121,432	$–	$–	$121,432

Exchange Traded Fund	245	–	–	245

Money Market Fund	101	–	–	101

Total Assets - Investments in Securities	$121,778	$–	$–	$121,778

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2013.

See Notes to Financial Statements.

P N C   M i d   C a p   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 3  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 95.4%
Consumer Discretionary — 16.3%
Aaron’s	15,504	$444
American Axle & Manufacturing Holdings*	29,089	582
CarMax*	6,091	307
Dollar Tree*	5,192	289
HSN	4,726	271
Madison Square Garden, Cl A*	4,456	251
Penn National Gaming*	4,797	69
Tractor Supply	3,368	247

		2,460

Consumer Staples — 2.0%
TreeHouse Foods*	4,297	301

Energy — 12.3%
Atwood Oceanics*	7,575	398
Ensco PLC, Cl A (United Kingdom)	7,592	449
National Oilwell Varco	3,694	301
Oil States International*	5,659	579
World Fuel Services	3,231	124

		1,851

Financials — 29.9%
Affiliated Managers Group*	1,433	287
AmTrust Financial Services#	9,799	410
Bank of the Ozarks	7,892	443
Credit Acceptance*	1,780	230
Discover Financial Services	7,755	413
Eagle Bancorp*	14,885	485
Encore Capital Group*	6,995	334
Gaming and Leisure Properties REIT*	4,797	221
Home BancShares	14,505	524
Portfolio Recovery Associates*	7,195	420
RLI	4,717	476
ViewPoint Financial Group	9,914	252

		4,495

Healthcare — 3.6%
Catamaran (Canada)*	5,487	250
MWI Veterinary Supply*	1,597	291

		541

Industrials — 23.0%
Actuant, Cl A	8,040	314
B/E Aerospace*	3,005	261
Colfax*	5,588	325
EnerSys	5,954	425
Esterline Technologies*	3,461	305
Genesee & Wyoming, Cl A*	1,413	136
Joy Global	4,030	228
Norfolk Southern	3,397	298
Parker Hannifin	2,563	302
Precision Castparts	942	243
Regal-Beloit	3,162	233
TransDigm Group*	861	135
Triumph Group	3,388	250

		3,455

Information Technology — 8.3%
OSI Systems*	7,009	538
Trimble Navigation*	12,332	393

Number of Shares		Value (000)

WEX*	3,231		$321

			1,252

Total Common Stocks (Cost $11,629)			14,355

MONEY MARKET FUND — 4.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	670,557		671

Total Money Market Fund (Cost $671)			671

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.9% (Cost $12,300)		15,026

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 2.8%

Money Market Fund — 2.8%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	414,555		415

Total Short Term Investment Purchased with Collateral From Securities Loaned (Cost $415)		415

TOTAL INVESTMENTS — 102.7% (Cost $12,715)**			15,441

Other Assets & Liabilities – (2.7)%			(400)

TOTAL NET ASSETS — 100.0%			$15,041

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $ 12,714.

Gross unrealized appreciation (000)	$2,806
Gross unrealized depreciation (000)	(79)

Net unrealized appreciation (000)	$2,727

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 406 (000).

See Notes to Financial Statements.

P N C   M i d   C a p   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 3  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$14,355	$–	$–	$14,355

Money Market Fund	671	–	–	671

Short Term Investment Purchased with Collateral From Securities Loaned	415	–	–	415

Total Assets - Investments in Securities	$15,441	$–	$–	$15,441

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2013, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$415	$–	$415

Total Liabilities - Collateral Received for Loaned Securities	$–	$415	$–	$415

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2013.

See Notes to Financial Statements.

P N C   M u l t i - F a c t o r   S m a l l   C a p   C o r e   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 3  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 99.0%
Consumer Discretionary — 11.7%
AFC Enterprises*	5,291	$231
AMC Networks, Cl A*	3,574	229
Ascent Capital Group, Cl A*	3,079	265
Buffalo Wild Wings*	1,553	233
Cheesecake Factory	7,342	358
Churchill Downs	3,663	329
Cooper Tire & Rubber	6,100	150
Destination Maternity	7,828	239
Domino’s Pizza	4,901	339
Drew Industries*	2,835	154
DSW, Cl A	3,826	172
G-III Apparel Group*	3,372	203
Interval Leisure Group	10,681	286
Pool	5,237	293
Standard Motor Products	9,857	342

		3,823

Consumer Staples — 3.4%
Inter Parfums	6,556	238
Prestige Brands Holdings*	13,984	493
Sanderson Farms	5,643	386

		1,117

Energy — 4.6%
Bonanza Creek Energy*	8,989	412
Bristow Group	2,094	168
Helix Energy Solutions Group*	6,551	145
Matrix Service*	11,735	261
REX American Resources*	5,943	195
RigNet*	7,217	307

		1,488

Financials — 22.9%
Allied World Assurance Company Holdings AG (Switzerland)	2,219	250
Altisource Portfolio Solutions SA (Luxembourg)*	1,296	209
Banco Macro SA, ADR (Argentina)*#	14,483	455
C&F Financial	4,989	268
Cardinal Financial	10,899	193
CNO Financial Group	30,088	509
CoreSite Realty REIT	9,142	296
Employers Holdings	7,018	229
Encore Capital Group*	7,535	359
Evercore Partners, Cl A	3,766	206
First Interstate Bancsystem	19,635	550
First Midwest Bancorp	15,354	282
Forestar Group*	8,634	167
Hilltop Holdings*	15,869	376
Home Loan Servicing Solutions (Cayman Islands)	10,858	253
LaSalle Hotel Properties REIT	9,795	307
New Residential Investment REIT	20,191	122
Pinnacle Financial Partners	14,174	461
Portfolio Recovery Associates*	8,089	472
Protective Life	5,989	287
PS Business Parks REIT	2,344	184
Union First Market Bankshares	9,786	253
Virtus Investment Partners*	1,659	345
World Acceptance*#	1,775	164
WSFS Financial	3,633	276

		7,473

	Number of Shares	Value (000)

Healthcare — 13.3%
Alere*	8,206	$269
Align Technology*	3,929	215
Anika Therapeutics*	5,689	195
Cantel Medical	9,312	348
Hanger*	8,351	324
ICON PLC (Ireland)*	6,142	234
Isis Pharmaceuticals*	4,940	191
Jazz Pharmaceuticals PLC (Ireland)*	2,822	330
Magellan Health Services*	3,939	241
Natus Medical*	15,393	355
Neogen*	7,478	380
Santarus*	13,953	449
Taro Pharmaceutical Industries (Israel)*	5,301	504
U.S. Physical Therapy	9,661	326

		4,361

Industrials — 17.1%
Aceto	22,234	479
Aircastle (Bermuda)	13,585	254
Alaska Air Group	2,591	202
Allegiant Travel*	1,989	220
Applied Industrial Technologies	4,742	229
Barrett Business Services	5,820	492
Consolidated Graphics*	7,532	485
Corporate Executive Board	2,811	207
Curtiss-Wright	6,998	369
DXP Enterprises*	4,545	445
HEICO	4,995	285
Hyster-Yale Materials Handling	3,529	294
ITT	8,838	361
Middleby*	1,867	412
Multi-Color	5,257	199
RPX*	8,077	134
UniFirst	3,023	309
US Airways Group*#	8,965	211

		5,587

Information Technology — 18.5%
3D Systems*#	3,648	274
Aspen Technology*	6,237	247
Blucora*	13,925	405
Bottomline Technologies*	5,849	202
CACI International, Cl A*	2,912	209
Constant Contact*	7,744	212
CoreLogic*	5,021	177
Dealertrack Technologies*	4,422	185
Electronics For Imaging*	5,611	222
FARO Technologies*	4,821	263
FEI	2,497	227
Finisar*	7,516	156
Guidewire Software*	3,794	181
Himax Technologies, ADR (Taiwan)#	41,860	419
Magnachip Semiconductor (South Korea)*	16,599	337
Measurement Specialties*	4,400	243
Netscout Systems*	5,903	180
Perficient*	9,477	205
Sanmina*	13,127	203
Shutterstock*	2,235	165
SS&C Technologies Holdings*	5,087	219
Tyler Technologies*	5,288	543
Ultimate Software Group*	1,213	190
VistaPrint NV (Netherlands)*	3,204	184

See Notes to Financial Statements.

P N C   M u l t i - F a c t o r   S m a l l   C a p   C o r e   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

Number of Shares		Value (000)
COMMON STOCKS — continued
Information Technology — continued
Zebra Technologies, Cl A*	4,020	$208

		6,056

Materials — 4.9%
KapStone Paper and Packaging*	7,967	424
Minerals Technologies	7,692	457
PolyOne	14,224	462
Schweitzer-Mauduit International	5,322	275

		1,618

Telecommunication Services — 0.6%
Cogent Communications Group	5,227	204

Utilities — 2.0%
American States Water	9,670	282
Otter Tail	7,790	230
Portland General Electric	4,448	133

		645

Total Common Stocks (Cost $22,144)		32,372

	Number of Shares	Value (000)

MONEY MARKET FUND — 0.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	295,805	$296

Total Money Market Fund (Cost $296)		296

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 99.9% (Cost $22,440)		32,668

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 4.7%
Money Market Fund — 4.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,535,870	1,536

Total Short Term Investment Purchased with Collateral From Securities Loaned (Cost $1,536)‡		1,536

TOTAL INVESTMENTS — 104.6% (Cost $23,976)**		34,204

Other Assets & Liabilities – (4.6)%		(1,517)

TOTAL NET ASSETS — 100.0%		$32,687

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $24,626.

Gross unrealized appreciation (000)	$9,666
Gross unrealized depreciation (000)	(88)

Net unrealized appreciation (000)	$9,578

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 1,487 (000).
‡	See Note 9 in Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$32,372	$–	$–	$32,372

Money Market Fund	296	–	–	296

Short Term Investment Purchased with Collateral From Securities Loaned	1,536	–	–	1,536

Total Assets - Investments in Securities	$34,204	$–	$–	$34,204

See Notes to Financial Statements.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2013, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Liabilities:
Payable for collateral received for loaned securities	$–	$1,536	$–	$1,536

Total Liabilities - Collateral Received for Loaned Securities	$–	$1,536	$–	$1,536

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2013.

See Notes to Financial Statements.

P N C   M u l t i - F a c t o r   S m a l l   C a p   G r o w t h   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 99.0%
Consumer Discretionary — 16.0%
Arctic Cat	4,126	$232
Brinker International	4,494	211
Churchill Downs	2,481	223
Cinemark Holdings	6,244	206
Cracker Barrel Old Country Store	5,141	558
Destination Maternity	6,915	211
Domino’s Pizza	6,674	461
DSW, Cl A	5,486	246
Gentherm*	12,903	312
Graham Holdings, Cl B	295	199
Grand Canyon Education*	6,773	309
Kirkland’s*	7,283	187
Krispy Kreme Doughnuts*	8,002	203
Movado Group	10,817	492
Nathan’s Famous*	5,867	309
Papa John’s International	5,054	429
Standard Motor Products	7,056	245
Sturm Ruger#	3,638	280
Universal Electronics*	4,352	165

		5,478

Consumer Staples — 2.9%
Cal-Maine Foods	2,648	145
Hain Celestial Group*	2,755	228
J&J Snack Foods	2,748	236
Prestige Brands Holdings*	11,063	390

		999

Energy — 5.0%
Bonanza Creek Energy*	7,168	329
Bristow Group	4,598	369
Dril-Quip*	1,449	157
EQT Midstream Partners LP	8,141	448
Geospace Technologies*	2,497	218
RigNet*	4,312	183

		1,704

Financials — 9.4%
Altisource Asset Management (Virgin Islands)*	326	241
Capital Bank Financial, Cl A*	20,734	484
Cathay General Bancorp	10,320	285
Employers Holdings	9,310	304
FBR*	5,869	165
First Interstate Bancsystem	15,413	431
Gain Capital Holdings	34,273	312
MarketAxess Holdings	9,324	656
Regional Management*	5,316	179
WisdomTree Investments*	10,729	164

		3,221

Healthcare — 18.5%
Align Technology*	7,026	384
Alkermes PLC (Ireland)*	4,801	194
Auxilium Pharmaceuticals*	18,121	370
Cantel Medical	16,024	598
Cubist Pharmaceuticals*	2,399	164
Cyberonics*	3,325	228
ICON PLC (Ireland)*	7,782	297
Insulet*	4,012	149
Isis Pharmaceuticals*	4,065	158
Lannett*	7,104	210

	Number of Shares	Value (000)

Ligand Pharmaceuticals, Cl B*	9,027	$503
MedAssets*	14,322	308
Medicines*	11,768	431
Medidata Solutions*	1,582	188
Molina Healthcare*	5,073	170
Omnicell*	12,750	309
PAREXEL International*	7,053	291
Salix Pharmaceuticals*	2,244	190
Santarus*	13,823	445
Taro Pharmaceutical Industries (Israel)*	4,526	430
Teleflex	1,540	151
US Physical Therapy	4,284	145

		6,313

Industrials — 17.8%
Alaska Air Group	2,433	189
AMERCO*	1,724	400
Barrett Business Services	4,500	380
Chart Industries*	2,532	246
Consolidated Graphics*	5,837	376
Corporate Executive Board	2,258	166
Dycom Industries*	13,205	374
G&K Services, Cl A	3,842	231
Hyster-Yale Materials Handling	4,847	404
ITT	8,627	352
John Bean Technologies	9,128	270
Middleby*	1,330	294
Mueller Industries	6,623	405
Park-Ohio Holdings*	6,818	290
PowerSecure International*	11,703	206
Roadrunner Transportation Systems*	9,515	261
Saia*	11,416	396
Teledyne Technologies*	5,414	502
Tennant	2,885	188
US Airways Group*#	6,360	149

		6,079

Information Technology — 25.4%
ACI Worldwide*	4,277	276
Ambarella (Cayman Islands)*	7,718	191
ARRIS Group*	16,124	331
ATMI*	9,318	285
Belden	3,223	226
CalAmp*	6,979	174
Cardtronics*	6,684	285
CoreLogic*	7,382	260
CoStar Group*	2,317	432
Electronics For Imaging*	12,824	508
Envestnet*	4,027	160
EPAM System*	7,433	264
Euronet Worldwide*	3,717	180
Jack Henry & Associates	3,050	173
Littelfuse	1,761	153
Magnachip Semiconductor (South Korea)*	13,942	283
Manhattan Associates*	2,073	249
MAXIMUS	10,674	486
Netscout Systems*	12,140	369
NeuStar, Cl A*	3,535	172
PDF Solutions*	14,794	343
Power Integrations	6,620	354
QIWI PLC, ADR (Cyprus)	5,910	276
Shutterstock*	3,826	283

See Notes to Financial Statements.

Number of Shares		Value (000)
COMMON STOCKS — continued
Information Technology — continued
Silicom (Israel)#	3,434	$153
Stamps.com*	5,531	255
Synaptics*#	6,494	328
Syntel*	6,191	547
Tyler Technologies*	2,890	297
Vantiv, Cl A*	5,542	168
WEX*	2,186	217

		8,678

Materials — 4.0%
H.B. Fuller	11,264	577
Minerals Technologies	6,284	373
Neenah Paper	6,388	268
Worthington Industries	3,419	144

		1,362

Total Common Stocks (Cost $23,303)		33,834

EXCHANGE TRADED FUND — 0.7%
iShares Russell 2000 Index Fund†#	1,927	219

Total Exchange Traded Fund (Cost $213)		219

MONEY MARKET FUND — 0.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	165,909	166

Total Money Market Fund (Cost $166)		166

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 100.2% (Cost $23,682)		34,219

	Number of Shares	Value (000)
SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 3.3%

Money Market Fund — 3.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,134,356	$1,134

Total Short Term Investment Purchased with Collateral From Securities Loaned (Cost $1,134)‡		1,134

TOTAL INVESTMENTS — 103.5% (Cost $24,816)**		35,353

Other Assets & Liabilities – (3.5)%		(1,180)

TOTAL NET ASSETS — 100.0%		$34,173

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $26,227.

Gross unrealized appreciation (000)	$9,265
Gross unrealized depreciation (000)	(139)

Net unrealized appreciation (000)	$9,126

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 960 (000).
‡	See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

P N C   M u l t i - F a c t o r   S m a l l   C a p   G r o w t h   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$33,834	$–	$–	$33,834

Exchange Traded Fund	219	–	–	219

Money Market Fund	166	–	–	166

Short Term Investment Purchased with Collateral From Securities Loaned	1,134	–	–	1,134

Total Assets - Investments in Securities	$35,353	$–	$–	$35,353

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2013, such liabilities are categorized within the valuation hierarchy as follows:
	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$1,134	$–	$1,134

Total Liabilities - Collateral Received for Loaned Securities	$–	$1,134	$–	$1,134

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2013.

See Notes to Financial Statements.

P N C   M u l t i - F a c t o r   S m a l l   C a p   V a l u e   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 99.5%
Consumer Discretionary — 12.6%
1-800-Flowers.com, Cl A*	19,550	$100
Big Lots*	5,699	218
Children’s Place Retail Stores*	6,618	364
Core-Mark Holding	7,748	572
Crocs*	6,293	87
Denny’s*	36,711	264
Iconix Brand Group*	4,884	194
Lifetime Brands	9,723	142
Lithia Motors, Cl A	2,854	189
Smith & Wesson Holding*#	18,643	220
Standard Motor Products	5,839	203
Steven Madden*	2,903	113
Tenneco*	4,666	268
Vail Resorts	3,238	245
VOXX International*	11,490	205

		3,384

Consumer Staples — 2.2%
Inter Parfums	3,170	116
Inventure Foods*	16,977	217
Susser Holdings*	3,953	253

		586

Energy — 7.0%
Delek US Holdings	13,519	409
Global Partners LP#	9,864	354
Green Plains Renewable Energy	12,374	214
L&L Energy*# (A)	23,225	39
Matrix Service*	14,003	311
NGL Energy Partners	10,450	339
REX American Resources*	6,689	219

		1,885

Financials — 35.9%
Allied World Assurance Company Holdings AG (Switzerland)	2,215	250
Altisource Asset Management (Virgin Islands)*	290	214
American Equity Investment Life Holding	10,623	252
Banco Latinoamericano de Comercio Exterior SA, Cl E (Panama)	4,038	109
Banner	6,331	275
BBCN Bancorp	7,159	120
C&F Financial	5,647	303
CapitalSource	7,410	104
Citizens & Northern	22,432	464
CNO Financial Group	9,316	158
Community Bank System	3,578	139
CoreSite Realty REIT	8,327	269
DFC Global*	15,769	158
Dime Community Bancshares	6,271	105
Doral Financial (Puerto Rico)*	5,803	109
Federated Investors, Cl B	6,814	186
First Commonwealth Financial	33,843	317
FirstMerit	9,544	219
Fulton Financial	14,519	190
Granite Real Estate Investment Trust REIT (Canada)	6,928	232
Heartland Financial USA	3,780	113
Home BancShares	3,022	109
Horace Mann Educators	5,835	179
Invesco Mortgage Capital REIT	26,727	404

	Number of Shares	Value (000)

Lakeland Financial	6,589	$253
LTC Properties REIT	2,902	112
MarketAxess Holdings	1,394	98
National Western Life Insurance, Cl A	931	199
New Residential Investment REIT	64,271	388
Newcastle Investment REIT	109,360	600
Noah Holdings, ADR (Cayman Islands)	5,246	105
Portfolio Recovery Associates*	2,465	144
Potlatch REIT	6,608	263
Prosperity Bancshares	2,072	133
Retail Properties of America REIT, Cl A	10,423	139
Rockville Financial	19,458	290
Symetra Financial	25,528	489
Tree.com*	3,444	104
Umpqua Holdings#	6,634	122
Universal Insurance Holdings*	32,942	409
Washington Banking	38,770	696
Xinyuan Real Estate, ADR (Cayman Islands)	26,551	147

		9,669

Healthcare — 7.0%
Addus HomeCare*	13,866	402
Alliance HealthCare Services*	6,192	179
Amsurg*	2,992	145
HealthStream*	2,735	92
Lannett*	10,192	301
Owens & Minor	6,402	244
Team Health Holdings*	10,933	511

		1,874

Industrials — 12.6%
AAR	3,866	121
Aegean Marine Petroleum Network (Marshall Islands)	10,206	109
AerCap Holdings NV (Netherlands)*	6,352	134
AO Smith	4,892	265
Barrett Business Services	1,398	118
Empresas ICA SAB de CV, ADR (Mexico)*#	39,940	303
Fly Leasing, ADR (Ireland)	19,877	307
Hawaiian Holdings*	12,727	116
Hexcel*	5,227	230
Huntington Ingalls Industries	3,432	282
Hyster-Yale Materials Handling	2,601	217
Lennox International	1,563	129
Park-Ohio Holdings*	5,166	220
Republic Airways Holdings*	11,041	124
SkyWest	7,578	128
UniFirst	1,814	185
US Airways Group*#	12,482	293
VSE	2,066	106

		3,387

Information Technology — 10.7%
Alliance Fiber Optic Products	6,898	102
CACI International, Cl A*	4,114	295
Clearfield*	6,055	108
Convergys	5,860	120
First Solar*	1,675	100
Globecomm Systems*	14,052	198
Hackett Group	18,265	114
Kulicke & Soffa Industries*	33,868	427
Magnachip Semiconductor (South Korea)*	9,180	186

See Notes to Financial Statements.

P N C   M u l t i - F a c t o r   S m a l l   C a p   V a l u e   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,   2 0 1 3  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
PMC - Sierra*	15,029	$90
Sanmina*	11,399	177
Silicon Motion Technology, ADR (Taiwan)#	8,176	122
SYNNEX*	5,919	392
Tessco Technologies	3,412	135
TriQuint Semiconductor*	29,066	229
TTM Technologies*	10,107	98

		2,893

Materials — 4.3%
AEP Industries*	3,247	168
American Pacific*	3,395	140
Handy & Harman*	20,065	492
Olympic Steel	3,368	95
Primero Mining (Canada)*	20,376	106
Worthington Industries	3,942	165

		1,166

Telecommunication Services — 1.9%
IDT, Cl B*	7,835	174
Straight Path Communications, Cl B*	3,918	31
Telecom Argentina SA, ADR (Argentina)*	14,716	294

		499

Utilities — 5.3%
Cleco	5,239	239
El Paso Electric	4,315	155
NorthWestern	5,750	253
Otter Tail	7,411	219
Piedmont Natural Gas#	8,259	274
Portland General Electric	10,047	300

		1,440

Total Common Stocks (Cost $22,015)		26,783

MONEY MARKET FUND — 0.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	166,917	167

Total Money Market Fund (Cost $167)		167

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 100.1% (Cost $22,182)		26,950

	Number of Shares	Value (000)
SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 4.3%
Money Market Fund — 4.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,156,247	$1,156

Total Short Term Investment Purchased with Collateral From Securities Loaned (Cost $1,156)‡		1,156

TOTAL INVESTMENTS — 104.4% (Cost $23,338)**		28,106

Other Assets & Liabilities – (4.4)%		(1,178)

TOTAL NET ASSETS — 100.0%		$26,928

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $24,143.

Gross unrealized appreciation (000)	$4,852
Gross unrealized depreciation (000)	(889)

Net unrealized appreciation (000)	$3,963

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 1,128 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	Security fair valued using methods approved by the Board of Trustees.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$26,744	$–	$39	$26,783

Money Market Fund	167	–	–	167

Short Term Investment Purchased with Collateral From Securities Loaned	1,156	–	–	1,156

Total Assets - Investments in Securities	$28,067	$–	$39	$28,106

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2013, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$1,156	$–	$1,156

Total Liabilities - Collateral Received for Loaned Securities	$–	$1,156	$–	$1,156

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2013.

See Notes to Financial Statements.

P N C   S & P   5 0 0   I n d e x   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 97.8%
Consumer Discretionary — 12.4%
Abercrombie & Fitch, Cl A	802	$28
Amazon.com*	3,723	1,466
AutoNation*	446	22
AutoZone*	357	165
Bed Bath & Beyond*	2,298	179
Best Buy	2,838	115
BorgWarner	1,070	115
Cablevision Systems, Cl A	2,164	36
CarMax*	2,369	119
Carnival (Panama)	4,803	174
CBS, Cl B	5,760	337
Chipotle Mexican Grill*	313	164
Coach	2,904	168
Comcast, Cl A	27,278	1,360
D.R. Horton	2,722	54
Darden Restaurants	1,297	69
Delphi Automotive PLC (Jersey)	2,865	168
DIRECTV*	5,208	344
Discovery Communications, Cl A*	2,296	200
Dollar General*	3,286	187
Dollar Tree*	2,426	135
Expedia	963	61
Family Dollar Stores	1,007	70
Ford Motor	40,433	691
Fossil Group*	522	66
GameStop, Cl A	1,388	67
Gannett	2,298	62
Gap	2,867	118
Garmin (Switzerland)#	1,113	54
General Motors*	9,523	369
Genuine Parts	1,566	130
Goodyear Tire & Rubber	2,444	54
Graham Holdings, Cl B	46	31
H&R Block	2,811	78
Harley-Davidson	2,255	151
Harman International Industries	698	57
Hasbro	1,176	63
Home Depot	14,316	1,155
International Game Technology	2,802	49
Interpublic Group	4,269	74
JC Penney*#	1,503	15
Johnson Controls	6,692	338
Kohl’s	2,188	121
L Brands	2,513	163
Leggett & Platt	1,393	42
Lennar, Cl A#	1,604	57
Lowe’s	10,511	499
Macy’s	4,208	224
Marriott International, Cl A	2,175	102
Mattel	3,466	160
McDonald’s	10,388	1,012
Michael Kors Holdings (Hong Kong)*	1,925	157
NetFlix*	615	225
Newell Rubbermaid	2,831	86
News, Cl A*	4,996	90
NIKE, Cl B	7,410	586
Nordstrom	1,580	98
Omnicom Group	2,717	194
O’Reilly Automotive*	1,146	143
PetSmart	1,144	85
priceline.com*	530	632

	Number of Shares	Value (000)

PulteGroup	3,231	$61
PVH	811	109
Ralph Lauren	657	115
Ross Stores	2,341	179
Scripps Networks Interactive, Cl A	948	71
Staples	6,653	103
Starbucks	7,613	620
Starwood Hotels & Resorts Worldwide	1,946	145
Target	6,429	411
Tiffany	1,299	116
Time Warner	9,336	614
Time Warner Cable	3,030	419
TJX	7,140	449
TripAdvisor*	1,143	101
Twenty-First Century Fox Cl A	20,634	691
Urban Outfitters*	1,193	47
VF	890	209
Viacom, Cl B	4,285	344
Walt Disney	17,612	1,242
Whirlpool	823	126
Wyndham Worldwide	1,465	105
Wynn Resorts	765	127
Yum! Brands	4,548	353

		20,791

Consumer Staples — 9.9%
Altria Group	20,775	768
Archer-Daniels-Midland	6,634	267
Avon Products	4,298	77
Beam	1,567	106
Brown-Forman, Cl B	1,532	115
Campbell Soup	1,845	71
Clorox	1,310	122
Coca-Cola	39,158	1,574
Coca-Cola Enterprises	2,523	106
Colgate-Palmolive	9,137	601
ConAgra Foods	4,183	138
Constellation Brands, Cl A*	1,740	123
Costco Wholesale	4,542	570
CVS Caremark	12,853	861
Dr Pepper Snapple Group	2,180	105
Estee Lauder, Cl A	2,614	196
General Mills	6,548	330
Hershey	1,568	152
Hormel Foods	1,399	63
J.M. Smucker	1,107	115
Kellogg	2,511	152
Kimberly-Clark	3,978	434
Kraft Foods Group	6,251	332
Kroger	5,234	219
Lorillard	4,029	207
McCormick	1,355	93
Mead Johnson Nutrition	2,089	177
Molson Coors Brewing, Cl B	1,607	85
Mondelez International, Cl A	17,816	597
Monster Beverage*	1,546	91
PepsiCo	15,978	1,349
Philip Morris International	16,561	1,417
Procter & Gamble	28,227	2,377
Reynolds American	3,459	174
Safeway	2,695	94
Sysco	6,057	204

See Notes to Financial Statements.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Consumer Staples — continued
Tyson Foods, Cl A	2,930	$93
Walgreen	8,813	522
Wal-Mart Stores	16,748	1,357
Whole Foods Market	3,796	215

		16,649

Energy — 10.1%
Anadarko Petroleum	5,141	457
Apache	4,069	372
Baker Hughes	4,465	254
Cabot Oil & Gas	4,372	151
Cameron International*	2,366	131
Chesapeake Energy	5,475	147
Chevron	19,973	2,445
ConocoPhillips	12,309	896
CONSOL Energy	2,333	83
Denbury Resources*	3,930	66
Devon Energy	3,830	232
Diamond Offshore Drilling	705	42
Ensco PLC, Cl A (United Kingdom)	2,362	140
EOG Resources	2,701	446
EQT	1,539	131
Exxon Mobil	45,456	4,249
FMC Technologies*	2,421	116
Halliburton	8,860	467
Helmerich & Payne	1,116	86
Hess	2,941	239
Kinder Morgan	6,380	227
Marathon Oil	7,222	260
Marathon Petroleum	3,320	275
Murphy Oil	1,993	129
Nabors Industries (Bermuda)	2,800	46
National Oilwell Varco	4,279	349
Newfield Exploration*	1,368	38
Noble Energy	3,618	254
Noble PLC (United Kingdom)	2,540	97
Occidental Petroleum	8,162	775
Peabody Energy	2,628	48
Phillips 66	6,331	441
Pioneer Natural Resources	1,395	248
QEP Resources	1,733	55
Range Resources	1,650	128
Rowan PLC, Cl A (United Kingdom)*	1,230	43
Schlumberger (Curacao)	13,559	1,199
Southwestern Energy*	3,521	136
Spectra Energy	6,638	223
Tesoro	1,382	81
Transocean (Switzerland)	3,550	179
Valero Energy	5,704	261
Williams	6,568	231
WPX Energy*	1,936	36

		16,909

Financials — 15.8%
ACE (Switzerland)	3,565	366
Aflac	4,791	318
Allstate	4,606	250
American Express	9,591	823
American International Group	15,372	765
American Tower REIT	3,985	310
Ameriprise Financial	2,009	218

	Number of Shares	Value (000)

Aon PLC (United Kingdom)	2,930	$239
Apartment Investment & Management, CL A REIT	1,209	30
Assurant	910	59
AvalonBay Communities REIT	1,147	136
Bank of America	111,306	1,761
BB&T	7,113	247
Berkshire Hathaway, Cl B*	18,220	2,123
BlackRock†	1,227	372
BNY Mellon	12,087	407
Boston Properties REIT	1,498	149
Capital One Financial	5,823	417
CBRE Group, Cl A*	3,122	76
Charles Schwab	12,649	310
Chubb	2,733	264
Cincinnati Financial	1,624	85
Citigroup	31,104	1,646
CME Group	3,197	262
Comerica	1,840	83
Discover Financial Services	4,978	265
E*TRADE Financial*	2,259	41
Equity Residential REIT	3,394	175
Fifth Third Bancorp	8,789	179
Franklin Resources	4,162	231
Genworth Financial, Cl A*	4,728	71
Goldman Sachs Group	4,265	721
Hartford Financial Services Group	4,659	166
HCP REIT	4,434	163
Health Care REIT	2,908	163
Host Hotels & Resorts REIT	7,046	130
Hudson City Bancorp	6,461	60
Huntington Bancshares	10,305	95
Invesco (Bermuda)	4,476	156
JPMorgan Chase	39,203	2,243
KeyCorp	9,025	115
Kimco Realty REIT	3,933	81
Legg Mason	1,109	43
Leucadia National	3,320	95
Lincoln National	2,686	138
Loews	3,039	144
M&T Bank#	1,233	142
Macerich REIT	1,412	80
Marsh & McLennan	5,342	254
McGraw-Hill Financial	2,825	211
MetLife	12,133	633
Moody’s	1,928	144
Morgan Stanley	14,510	454
NASDAQ OMX Group	1,186	47
Northern Trust	2,328	137
People’s United Financial	3,460	52
Plum Creek Timber REIT	1,622	71
PNC Financial Services Group†	5,307	408
Principal Financial Group	2,826	143
Progressive	5,958	166
ProLogis REIT	5,092	193
Prudential Financial	4,951	439
Public Storage REIT	1,419	217
Regions Financial	14,250	139
Simon Property Group REIT	3,175	476
SLM	4,427	118
State Street	4,551	330
SunTrust Banks	5,401	196

See Notes to Financial Statements.

P N C   S & P   5 0 0   I n d e x   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
T. Rowe Price Group	2,497	$201
Torchmark	990	75
Travelers	3,914	355
U.S. Bancorp	19,149	751
Unum Group	2,692	90
Ventas REIT	2,879	164
Vornado Realty Trust REIT	1,783	157
Wells Fargo	49,571	2,182
Weyerhaeuser REIT	5,918	178
XL Group PLC (Ireland)	3,195	102
Zions Bancorporation	1,584	46

		26,542

Healthcare — 13.0%
Abbott Laboratories	16,127	616
AbbVie	15,684	760
Actavis PLC (Ireland)*	1,842	300
Aetna	3,866	266
Agilent Technologies	3,374	181
Alexion Pharmaceuticals*	1,998	249
Allergan	3,037	295
AmerisourceBergen	2,272	160
Amgen	7,621	869
Baxter International	5,667	388
Becton Dickinson	1,902	206
Biogen Idec*	2,350	684
Boston Scientific*	14,443	167
Bristol-Myers Squibb	15,762	810
Cardinal Health	3,539	229
CareFusion*	2,188	87
Celgene*	4,324	699
Cerner*	2,913	167
Cigna	3,179	278
Covidien PLC (Ireland)	4,710	321
CR Bard	768	107
DaVita HealthCare Partners*	1,886	112
DENTSPLY International	1,445	69
Edwards Lifesciences*	1,168	77
Eli Lilly	10,298	517
Express Scripts Holding*	9,025	608
Forest Laboratories*	2,436	125
Gilead Sciences*	15,595	1,167
Hospira*	1,608	63
Humana	1,660	173
Intuitive Surgical*	414	156
Johnson & Johnson	28,949	2,740
Laboratory Corporation of America Holdings*	956	97
Life Technologies*	1,720	130
McKesson	2,300	382
Medtronic	10,142	581
Merck	30,276	1,509
Mylan*	4,323	191
Patterson	859	36
PerkinElmer	1,121	43
Perrigo#	973	152
Pfizer	68,222	2,165
Quest Diagnostics	1,559	95
Regeneron Pharmaceuticals*	804	236
St. Jude Medical	3,131	183
Stryker	2,862	213
Tenet Healthcare*	985	42

	Number of Shares	Value (000)

Thermo Fisher Scientific	3,566	$360
UnitedHealth Group	11,166	832
Varian Medical Systems*	1,104	86
Vertex Pharmaceuticals*	2,495	173
Waters*	880	88
WellPoint	3,370	313
Zimmer Holdings	1,750	160
Zoetis	5,110	159

		21,872

Industrials — 10.6%
3M	6,590	880
ADT	2,327	94
AMETEK	2,502	123
Boeing	6,781	910
C.H. Robinson Worldwide	1,691	99
Caterpillar	6,590	558
Cintas	1,108	62
CSX	10,532	287
Cummins	1,814	240
Danaher	6,202	464
Deere	3,991	336
Delta Air Lines	8,991	261
Dover	1,858	169
Dun & Bradstreet	489	57
Eaton PLC (Ireland)	4,916	357
Emerson Electric	7,273	487
Equifax	1,207	81
Expeditors International of Washington	2,151	93
Fastenal	2,740	128
FedEx	2,850	395
Flowserve	1,334	95
Fluor	1,672	130
General Dynamics	3,347	307
General Electric	103,428	2,757
Honeywell International	7,940	703
Illinois Tool Works	4,326	344
Ingersoll-Rand PLC (Ireland)	2,630	188
Iron Mountain	1,941	55
Jacobs Engineering Group*	1,260	75
Joy Global	1,081	61
Kansas City Southern	1,126	136
L-3 Communications Holdings	978	101
Lockheed Martin	2,679	380
Masco	3,252	73
Nielsen Holdings NV (Netherlands)	2,218	96
Norfolk Southern	3,261	286
Northrop Grumman	2,358	266
PACCAR	3,499	201
Pall	1,168	98
Parker Hannifin	1,517	179
Pentair (Switzerland)	2,166	153
Pitney Bowes	2,034	47
Precision Castparts	1,453	376
Quanta Services*	2,104	62
Raytheon	3,444	305
Republic Services	2,763	96
Robert Half International	1,402	54
Rockwell Automation	1,432	163
Rockwell Collins	1,528	111
Roper Industries	954	124
Ryder System	505	35

See Notes to Financial Statements.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Snap-On	563	$60
Southwest Airlines	7,770	144
Stanley Black & Decker	1,653	135
Stericycle*	877	103
Textron	2,801	93
Tyco International (Switzerland)	4,630	177
Union Pacific	4,661	755
United Parcel Service, Cl B	7,316	749
United Technologies	8,570	950
W.W. Grainger	639	165
Waste Management	4,744	217
Xylem	1,803	62

		17,748

Information Technology — 17.5%
Accenture PLC, Cl A (Ireland)	6,471	501
Adobe Systems*	4,491	255
Akamai Technologies*	1,790	80
Altera	3,211	104
Amphenol, Cl A	1,637	139
Analog Devices	2,948	142
Apple (A)	9,342	5,195
Applied Materials	12,719	220
Autodesk*	2,121	96
Automatic Data Processing	4,962	397
Broadcom, Cl A	5,201	139
CA	3,681	121
Cisco Systems	55,337	1,176
Citrix Systems*	1,932	115
Cognizant Technology Solutions, Cl A*	3,212	302
Computer Sciences	1,595	84
Corning	14,714	251
eBay*	11,941	603
Electronic Arts*	3,427	76
EMC	21,658	517
F5 Networks*	762	63
Fidelity National Information Services	2,999	152
First Solar*	603	36
Fiserv*	1,390	153
FLIR Systems	1,547	46
Google, Cl A*	2,889	3,061
Harris	1,141	74
Hewlett-Packard	20,791	569
Intel	51,005	1,216
International Business Machines	10,654	1,914
Intuit	2,941	218
Jabil Circuit	1,821	37
JDS Uniphase*	2,205	27
Juniper Networks*	5,356	109
KLA-Tencor	1,735	111
Lam Research*	1,673	87
Linear Technology	2,298	98
LSI	5,491	44
Mastercard, Cl A	1,052	800
Microchip Technology#	1,915	83
Micron Technology*	10,531	222
Microsoft	77,634	2,960
Molex	1,350	52
Motorola Solutions	2,378	157
NetApp	3,473	143
NVIDIA	6,268	98

	Number of Shares	Value (000)

Oracle	35,678	$1,259
Paychex	3,334	146
QUALCOMM	17,895	1,317
Red Hat*	1,991	93
Salesforce.com*	5,325	277
SanDisk	2,367	161
Seagate Technology PLC (Ireland)	3,010	148
Symantec	6,640	149
TE Connectivity (Switzerland)	4,244	224
Teradata*	1,677	76
Teradyne*	1,829	31
Texas Instruments	11,390	490
Total System Services	1,560	48
VeriSign*	1,610	92
Visa, Cl A	5,226	1,063
Western Digital	2,095	157
Western Union	4,995	83
Xerox	13,407	153
Xilinix	2,636	117
Yahoo!*	9,741	360

		29,487

Materials — 3.3%
Air Products & Chemicals	2,142	233
Airgas	715	78
Alcoa	10,433	100
Allegheny Technologies	1,027	34
Avery Dennison	1,037	51
Ball	1,565	78
Bemis	1,036	41
CF Industries Holdings	567	123
Cliffs Natural Resources#	1,794	45
Dow Chemical	12,367	483
E.I. du Pont de Nemours	9,571	588
Eastman Chemical	1,391	107
Ecolab	2,661	285
FMC	1,403	102
Freeport-McMoRan Copper & Gold	10,353	359
International Flavors & Fragrances	784	69
International Paper	4,742	221
LyondellBasell Industries NV, Cl A (Netherlands)	4,502	348
MeadWestvaco	1,690	59
Monsanto	5,396	612
Mosaic	3,657	175
Newmont Mining	4,972	124
Nucor	3,150	161
Owens-Illinois*	1,584	52
PPG Industries	1,434	264
Praxair	3,030	383
Sealed Air	1,875	60
Sherwin-Williams	875	160
Sigma-Aldrich	1,253	108
United States Steel	1,315	35
Vulcan Materials	1,295	73

		5,611

Telecommunication Services — 2.3%
AT&T	55,003	1,937
CenturyLink	6,288	193
Crown Castle International*	3,159	234
Frontier Communications#	10,555	49
Verizon Communications	29,174	1,448

See Notes to Financial Statements.

P N C  S & P  5 0 0  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 3  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Telecommunication Services — continued
Windstream Holdings#	5,970	$48

		3,909

Utilities — 2.9%
AES	6,665	97
AGL Resources	1,201	56
Ameren	2,513	90
American Electric Power	4,968	234
CenterPoint Energy	4,407	103
CMS Energy	2,625	70
Consolidated Edison	3,045	168
Dominion Resources	5,919	384
DTE Energy	1,768	118
Duke Energy	7,243	507
Edison International	3,373	156
Entergy	1,824	113
Exelon	8,873	239
FirstEnergy	4,335	141
Integrys Energy Group	811	44
NextEra Energy	4,285	362
NiSource	2,990	95
Northeast Utilities	3,150	129
NRG Energy	3,277	87
ONEOK	2,142	124
Pepco Holdings	2,393	46
PG&E	4,207	170
Pinnacle West Capital	1,162	62
PPL	6,151	189
Public Service Enterprise Group	5,228	171
SCANA	1,196	56
Sempra Energy	2,288	202
Southern	8,947	363
TECO Energy	2,282	39
Wisconsin Energy	2,442	102
Xcel Energy	5,090	143

		4,860

Total Common Stocks (Cost $91,140)		164,378

EXCHANGE TRADED FUND — 1.5%
SPDR S&P 500 ETF Trust (A)	14,268	2,583

Total Exchange Traded Fund (Cost $2,285)		2,583

	Number	Value
	of Shares	(000)
MONEY MARKET FUND — 0.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (A)	1,111,641	$1,112

Total Money Market Fund (Cost $1,112)		1,112

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 100.0% (Cost $94,537)		168,073

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.3%
Money Market Fund — 0.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	568,239	568

Total Short Term Investment Purchased with Collateral From Securities Loaned (Cost $568)‡		568

TOTAL INVESTMENTS — 100.3% (Cost $95,105)**		$168,641

Other Assets & Liabilities – (0.3)%		(468)

TOTAL NET ASSETS — 100.0%		$168,173

* Non-income producing security
** Aggregate cost for Federal income tax purposes is (000) $101,754.
Gross unrealized appreciation (000)	$67,242
Gross unrealized depreciation (000)	(355)

Net unrealized appreciation (000)	$66,887

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 500 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

S&P 500® Mini Composite Index	35	$2,992	12/20/13	$165

Cash in the amount of $143,500 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $3,291,491 have been segregated on the Fund’s books and records.

See Notes to Financial Statements.

A summary of inputs used to value the Fund’s investments as of November 30, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:
Common Stocks	$164,378	$–	$–	$164,378
Exchange Traded Fund	2,583	–	–	2,583
Money Market Fund	1,112	–	–	1,112
Short Term Investment Purchased with Collateral From Securities Loaned	568	–	–	568

Total Assets - Investments in Securities	$168,641	$–	$–	$168,641

Other Financial Instruments
Futures Contracts	$165	$–	$–	$165

Total Assets - Other Financial Instruments	$165	$–	$–	$165

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2013, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$568	$–	$568

Total Liabilities - Collateral Received for Loaned Securities	$–	$568	$–	$568

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2013.

See Notes to Financial Statements.

P N C  S m a l l  C a p  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 3  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 95.5%
Consumer Discretionary — 17.1%
Aaron’s	311,750	$8,928
American Axle & Manufacturing Holdings*	520,740	10,415
Dorman Products*	148,090	7,372
Hibbett Sports*#	118,020	7,620
HSN	134,700	7,732
Madison Square Garden, Cl A*	149,820	8,444
Outerwall*#	71,460	4,888
Penn National Gaming*	76,090	1,099
Wolverine World Wide	156,240	5,142

		61,640

Consumer Staples — 2.9%
Boston Beer, Cl A*#	25,360	6,208
TreeHouse Foods*	61,700	4,328

		10,536

Energy — 3.8%
Atwood Oceanics*	70,410	3,701
Oil States International*	44,190	4,523
World Fuel Services	143,890	5,525

		13,749

Financials — 32.7%
AmTrust Financial Services#	340,264	14,227
Bank of the Ozarks	251,070	14,098
Credit Acceptance*	62,630	8,089
Eagle Bancorp*	140,276	4,574
Encore Capital Group*	102,070	4,868
First Cash Financial Services*	75,720	4,814
First Financial Holdings	73,900	4,868
FirstService (Canada)	95,920	3,989
Gaming and Leisure Properties REIT*	76,070	3,508
Home BancShares	172,560	6,240
Portfolio Recovery Associates*	247,710	14,466
RLI	92,340	9,316
ViewPoint Financial Group	291,730	7,404
Virtus Investment Partners*	60,610	12,595
World Acceptance*#	52,560	4,852

		117,908

Healthcare — 7.7%
Bio-Reference Labs*#	152,086	4,441
MWI Veterinary Supply*	54,300	9,892
Neogen*	128,045	6,514
PAREXEL International*	172,950	7,129

		27,976

Industrials — 19.3%
Actuant, Cl A	164,230	6,418
B/E Aerospace*	140,660	12,237
Colfax*	193,350	11,230
EnerSys	172,810	12,330
Esterline Technologies*	67,480	5,939
Genesee & Wyoming, Cl A*	50,520	4,860
HEICO	107,161	6,117
Regal-Beloit	58,180	4,281
Triumph Group	82,170	6,076

		69,488

Number of Shares		Value (000)

Information Technology — 10.6%
Manhattan Associates*	45,500	$5,472
Open Text (Canada)	67,860	5,815
OSI Systems*	166,390	12,762
Tyler Technologies*	61,170	6,277
WEX*	80,720	8,012

		38,338

Materials — 1.4%
Balchem	84,215	4,981

Total Common Stocks (Cost $210,991)		344,616

MONEY MARKET FUND — 4.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (A)	15,756,311	15,756

Total Money Market Fund (Cost $15,756)		15,756

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 99.9% (Cost $226,747)		360,372

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 13.4%
Money Market Fund — 13.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	48,299,076	48,299

Total Short Term Investment Purchased with Collateral From Securities Loaned (Cost $48,299)‡		48,299

TOTAL INVESTMENTS — 113.3% (Cost $275,046)**		408,671

Other Assets & Liabilities – (13.3)%		(48,060)

TOTAL NET ASSETS — 100.0%		$360,611

* Non-income producing security
** Aggregate cost for Federal income tax purposes is (000) $ 304,550.
Gross unrealized appreciation (000)	$104,121
Gross unrealized depreciation (000)	–

Net unrealized appreciation (000)	$104,121

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 42,713 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.

See Notes to Financial Statements.

Futures Contracts:
Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

Russell Mini	10	$1,052	12/20/13	$90

Cash in the amount of $43,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $1,157,169 have been segregated on the Fund’s books and records.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$344,616	$–	$–	$344,616

Money Market Fund	15,756	–	–	15,756

Short Term Investment Purchased with Collateral From Securities Loaned	48,299	–	–	48,299

Total Assets - Investments in Securities	$408,671	$–	$–	$408,671

Other Financial Instruments

Futures Contracts	$90	$–	$–	$90

Total Assets - Other Financial Instruments	$90	$–	$–	$90

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2013, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Liabilities:

Payable for collateral received for loaned securities	$–	$48,299	$–	$48,299

Total Liabilities - Collateral Received for Loaned Securities	$–	$48,299	$–	$48,299

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2013.

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S    O F    A S S E T S    A N D    L I A B I L I T I E S    ( 0 0 0 )

N o v e m b e r  3 0,  2 0 1 3  ( U n a u d i t e d )

	Balanced Allocation Fund	International Equity Fund	Large Cap Core Fund	Large Cap Growth Fund
ASSETS
Investments in non-affiliates at value	$55,970	$445,802	$25,711	$64,156
Investments in affiliates at value	10,755	30,427	–	612
Short term investment in affiliates purchased with collateral from securities loaned at value	1,892	25,863	–	618

Total Investments at value(1)(2)	68,617	502,092	25,711	65,386

Initial margin held by broker for open futures contracts	6	620	–	29
Receivable for investments sold	409	–	786	1,797
Receivable for shares of beneficial interest issued	5	253	–	4
Variation margin receivable from broker for open futures contracts	3	190	–	–
Dividends and interest receivable	247	704	56	103
Foreign currency, at value(3)	1	73	–	–
Net unrealized appreciation on forward currency contracts	30	1,038	–	–
Prepaid expenses	18	38	19	12
Other assets	7	26	6	14

Total Assets	69,343	505,034	26,578	67,345

LIABILITIES
Cash overdraft	–	–	50	–
Payable for collateral received for loaned securities	1,892	25,863	–	618
Payable for shares of beneficial interest redeemed	5	22	–	5
Payable for investment securities purchased	306	–	553	1,556
Investment advisory fees payable	35	315	13	33
12b-1 fees payable
Class A	4	4	1	5
Class C	1	–	–	–
Shareholder servicing fees payable
Class A	2	2	1	3
Administration fees payable	5	31	2	4
Custodian fees payable	–	10	–	1
Transfer agent fees payable	8	14	3	17
Trustees’ deferred compensation payable	7	26	6	14
Trustees’ fees payable	1	8	1	1
Foreign tax payable	1	13	–	–
Other liabilities	38	75	10	30

Total Liabilities	2,305	26,383	640	2,287

TOTAL NET ASSETS	$67,038	$478,651	$25,938	$65,058

Investments in non-affiliates at cost	$47,858	$381,693	$21,744	$50,752
Investments in affiliates at cost	11,256	3,012	–	–
Short term investment in affiliates purchased with collateral from securities loaned at cost	1,892	25,863	–	618

(1) Total Investments at cost	$61,006	$410,568	$21,744	$51,370

(2) Includes securities on loan with a value of	$1,851	$17,327	$–	$608

(3) Foreign currency, at cost	$1	$71	$–	$–

See Notes to Financial Statements.

	Balanced Allocation Fund	International Equity Fund	Large Cap Core Fund	Large Cap Growth Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$64,004	$436,422	$54,907	$92,163
Undistributed (Distributions in Excess of ) Net Investment Income	82	5,864	44	320
Accumulated Net Realized Gain (Loss) on Investments and Futures	(4,703)	(57,398)	(32,980)	(41,448)
Net Unrealized Appreciation/Depreciation of Foreign Currency and Translation of Other Assets and Liabilities in Foreign Currency	30	1,034	–	–
Net Unrealized Appreciation/Depreciation on Investments and Futures	7,625	92,729	3,967	14,023

Total Net Assets	$67,038	$478,651	$25,938	$65,058

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$55,772,519	$468,579,189	$22,990,174	$52,228,324

Class I shares outstanding	4,356,410	23,736,796	1,636,463	2,283,115

Net Asset Value, Offering and Redemption Price Per Share	$12.80	$19.74	$14.05	$22.88

Net assets applicable to Class A	$10,403,731	$9,620,896	$2,805,190	$12,558,408

Class A shares outstanding	810,672	491,518	203,873	560,891

Net Asset Value and Redemption Price Per Share	$12.83	$19.57	$13.76	$22.39

Maximum Offering Price Per Share(4)	$13.47	$20.71	$14.56	$23.69

Maximum Sales Charge Per Share	4.75%	5.50%	5.50%	5.50%

Net assets applicable to Class C	$862,206	$451,405	$142,222	$271,389

Class C shares outstanding	67,954	24,000	11,118	13,298

Net Asset Value and Offering Price Per Share(5)	$12.69	$18.81	$12.79	$20.41

(4)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(5)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S    O F    A S S E T S    A N D    L I A B I L I T I E S    ( 0 0 0 )

N o v e m b e r  3 0,  2 0 1 3  ( U n a u d i t e d )

	Large Cap Value Fund	Mid Cap Fund	Multi-Factor Small Cap Core Fund	Multi-Factor Small Cap Growth Fund
ASSETS
Investments in non-affiliates at value	$121,432	$14,355	$32,372	$33,834
Investments in affiliates at value	346	671	296	385
Short term investment in affiliates purchased with collateral from securities loaned at value	–	415	1,536	1,134

Total Investments at value(1)(2)	121,778	15,441	34,204	35,353

Receivable for investments sold	464	13	–	–
Receivable for shares of beneficial interest issued	51	2	5	–
Dividends and interest receivable	305	22	30	22
Receivable from Custodian	–	–	1	–
Prepaid expenses	20	15	15	15
Other assets	21	8	2	3

Total Assets	122,639	15,501	34,257	35,393

LIABILITIES
Payable for collateral received for loaned securities	–	415	1,536	1,134
Payable for shares of beneficial interest redeemed	5	2	–	7
Payable for investment securities purchased	634	–	–	–
Investment advisory fees payable	71	4	17	7
12b-1 fees payable
Class A	10	3	1	5
Class C	–	1	–	–
Shareholder servicing fees payable
Class A	5	2	1	5
Administration fees payable	7	2	3	3
Custody fees payable	–	–	–	1
Transfer agent fees payable	20	8	–	22
Trustees’ deferred compensation payable	21	8	2	3
Trustees’ fees payable	2	–	–	1
Other liabilities	37	15	10	32

Total Liabilities	812	460	1,570	1,220

TOTAL NET ASSETS	$121,827	$15,041	$32,687	$34,173

Investments in non-affiliates at cost	$101,798	$11,629	$22,144	$23,303
Investments in affiliates at cost	328	671	296	379
Short term investment in affiliates purchased with collateral from securities loaned at cost	–	415	1,536	1,134

(1) Total Investments at cost	$102,126	$12,715	$23,976	$24,816

(2) Includes securities on loan with a value of	$–	$406	$1,487	$960

See Notes to Financial Statements.

	Large Cap Value Fund	Mid Cap Fund	Multi-Factor Small Cap Core Fund	Multi-Factor Small Cap Growth Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$202,522	$76,684	$27,764	$27,262
Undistributed (Distributions in Excess of ) Net Investment Income	249	(49)	116	(26)
Accumulated Net Realized Gain (Loss) on Investments and Futures	(100,596)	(64,320)	(5,421)	(3,600)
Net Unrealized Appreciation/Depreciation on Investments and Futures	19,652	2,726	10,228	10,537

Total Net Assets	$121,827	$15,041	$32,687	$34,173

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$96,991,616	$2,653,524	$29,876,741	$11,867,862

Class I shares outstanding	5,160,550	147,688	1,604,270	629,743

Net Asset Value, Offering and Redemption Price Per Share	$18.79	$17.97	$18.62	$18.85

Net assets applicable to Class A	$24,696,264	$11,259,414	$2,810,197	$22,074,087

Class A shares outstanding	1,318,156	630,812	151,746	1,189,099

Net Asset Value and Redemption Price Per Share	$18.74	$17.85	$18.52	$18.56

Maximum Offering Price Per Share(3)	$19.83	$18.89	$19.60	$19.64

Maximum Sales Charge Per Share	5.50%	5.50%	5.50%	5.50%

Net assets applicable to Class C	$139,314	$1,127,750	N/A	$230,835

Class C shares outstanding	7,558	65,587	N/A	12,518

Net Asset Value and Offering Price Per Share(4)	$18.43	$17.19	N/A	$18.44

(3)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(4)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C E q u i t y F u n d s

S T A T E M E N T S    O F    A S S E T S    A N D    L I A B I L I T I E S    ( 0 0 0 )

N o v e m b e r  3 0,  2 0 1 3  ( U n a u d i t e d )

	Multi-Factor Small Cap Value Fund	S&P 500 Index Fund	Small Cap Fund

ASSETS
Investments in non-affiliates at value	$26,783	$166,181	$344,616
Investments in affiliates at value	167	1,892	15,756
Short term investment in affiliates purchased with collateral from securities loaned at value	1,156	568	48,299

Total Investments at value(1)(2)	28,106	168,641	408,671

Initial margin held by broker for open futures contracts	–	143	43
Receivable for investments sold	–	–	1,578
Receivable for shares of beneficial interest issued	4	44	626
Variation margin receivable from broker for open futures contracts	–	–	1
Dividends and interest receivable	18	354	416
Receivable from Transfer agent	–	–	3
Prepaid expenses	15	29	29
Other assets	11	10	15

Total Assets	28,154	169,221	411,382

LIABILITIES
Payable for collateral received for loaned securities	1,156	568	48,299
Payable for shares of beneficial interest redeemed	1	387	112
Payable for investment securities purchased	–	–	2,009
Investment advisory fees payable	14	16	217
12b-1 fees payable
Class A	5	1	11
Class C	1	7	8
Shareholder servicing fees payable
Class A	3	5	9
Class C	–	2	3
Administration fees payable	2	9	18
Custody fees payable	–	11	–
Transfer agent fees payable	12	4	–
Trustees’ deferred compensation payable	11	10	15
Trustees’ fees payable	1	3	4
Other liabilities	20	25	66

Total Liabilities	1,226	1,048	50,771

TOTAL NET ASSETS	$26,928	$168,173	$360,611

Investments in non-affiliates at cost	$22,015	$92,903	$210,991
Investments in affiliates at cost	167	1,634	15,756
Short term investment in affiliates purchased with collateral from securities loaned at cost	1,156	568	48,299

(1) Total Investments at cost	$23,338	$95,105	$275,046

(2) Includes securities on loan with a value of	$1,128	$500	$42,713

See Notes to Financial Statements.

	Multi-Factor Small Cap Value Fund	S&P 500 Index Fund	Small Cap Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$76,205	$100,726	$224,594
Undistributed (Accumulated) Net Investment Income (Loss)	421	453	(966)
Accumulated Net Realized Gain (Loss) on Investments and Futures	(54,466)	(6,706)	3,268
Net Unrealized Appreciation/Depreciation on Investments and Futures	4,768	73,700	133,715

Total Net Assets	$26,928	$168,173	$360,611

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$10,525,086	$134,799,362	$299,705,522

Class I shares outstanding	546,093	9,353,509	14,076,668

Net Asset Value, Offering and Redemption Price Per Share	$19.27	$14.41	$21.29

Net assets applicable to Class A	$15,038,465	$21,894,995	$46,918,342

Class A shares outstanding	847,207	1,525,827	2,256,900

Net Asset Value and Redemption Price Per Share	$17.75	$14.35	$20.79

Maximum Offering Price Per Share(3)	$18.78	$14.72	$22.00

Maximum Sales Charge Per Share	5.50%	2.50%	5.50%

Net assets applicable to Class C	$1,364,001	$11,479,111	$13,987,278

Class C shares outstanding	85,938	806,852	721,079

Net Asset Value and Offering Price Per Share(4)	$15.87	$14.23	$19.40

(3)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(4)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S    O F    O P E R A T I O N S    ( 0 0 0 )

F o r  t h e  S i x  M o n t h s  E n d e d  N o v e m b e r  3 0,  2 0 1 3  ( U n a u d i t e d )

	Balanced Allocation Fund	International Equity Fund	Large Cap Core Fund

Investment Income:
Dividends from unaffiliated investments	$287	$2,293	$264
Dividends from affiliated investments(1)	121	61	–
Interest	304	–	–
Security lending income(2)	46	84	1
Less: foreign taxes withheld	(2)	(134)	–

Total Investment Income	756	2,304	265

Expenses:
Investment advisory fees	234	2,093	106
Administration fees	20	130	9
12b-1 fees:
Class A	2	2	–
Class C	3	1	–
Shareholder servicing fees:
Class A	13	11	3
Class C	1	1	–
Transfer agent fees	23	51	10
Custodian fees	9	65	3
Professional fees	11	43	6
Pricing service fees	25	20	2
Printing and shareholder reports	6	12	3
Registration and filing fees	21	26	17
Trustees’ fees	3	16	1
Miscellaneous	8	32	3

Total Expenses	379	2,503	163

Less:
Waiver of investment advisory fees(1)	(46)	(167)	(26)

Net Expenses	333	2,336	137

Net investment income (loss)	423	(32)	128

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on unaffiliated investments sold	1,920	19,672	2,296
Net realized gain (loss) on affiliated investments sold(1)	92	85	–
Net realized gain (loss) on futures	26	1,218	–
Net realized gain (loss) on foreign currency transactions	18	161	–
Net change in unrealized appreciation/depreciation on investments	1,940	37,839	269
Net change in unrealized appreciation/depreciation on futures	(5)	390	–
Net change in unrealized appreciation/depreciation on foreign currency translation	16	582	–

Net Gain (Loss) on Investments	4,007	59,947	2,565

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,430	$59,915	$2,693

(1)	See Note 3 in Notes to Financial Statements.
(2)	See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

Large Cap Growth Fund	Large Cap Value Fund	Mid Cap Fund	Multi-Factor Small Cap Core Fund	Multi-Factor Small Cap Growth Fund

$554	$1,207	$82	$133	$103
–	2	–	3	1
–	–	–	–	–
3	–	4	6	17
(1)	(5)	–	–	–

556	1,204	86	142	121

253	441	55	146	154
19	32	5	9	11

3	6	2	–	3
1	1	4	–	1

15	30	13	3	26
–	–	1	–	–
43	51	22	10	57
4	3	2	1	1
10	14	5	6	6
1	1	1	2	2
11	15	7	4	15
17	23	20	18	18
3	5	1	1	1
13	16	4	2	9

393	638	142	202	304

(42)	(8)	(30)	(60)	(127)

351	630	112	142	177

205	574	(26)	–	(56)

6,695	2,409	436	1,281	2,278
–	–	–	23	10
72	–	–	–	–
–	–	–	–	–
639	9,937	1,921	4,324	3,501
(3)	–	–	–	–

–	–	–	–	–

7,403	12,346	2,357	5,628	5,789

$7,608	$12,920	$2,331	$5,628	$5,733

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  S i x  M o n t h s  E n d e d  N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

	Multi-Factor Small Cap Value Fund	S&P 500 Index Fund	Small Cap Fund
Investment Income:
Dividends from unaffiliated investments	$235	$1,456	$820
Dividends from affiliated investments(1)	–	37	2
Security lending income(2)	7	1	258
Less: foreign taxes withheld	(1)	–	(8)

Total Investment Income	241	1,494	1,072

Expenses:
Investment advisory fees	123	83	1,439
Administration fees	8	38	76
12b-1 fees:
Class A	3	–	9
Class C	4	38	35
Shareholder servicing fees:
Class A	18	28	42
Class C	2	13	12
Transfer agent fees	30	21	106
Custodian fees	1	13	8
Professional fees	5	16	28
Pricing service fees	2	10	1
Printing and shareholder reports	8	6	39
Registration and filing fees	19	26	30
Trustees’ fees	1	5	11
Miscellaneous	7	16	43

Total Expenses	231	313	1,879

Less:
Waiver of investment advisory fees(1)	(52)	–	(356)

Net Expenses	179	313	1,523

Net Investment Income (Loss)	62	1,181	(451)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on unaffiliated investments sold	3,285	715	8,669
Net realized gain (loss) on affiliated investments sold(1)	4	1	–
Net realized gain (loss) on futures	–	130	145
Net change in unrealized appreciation/depreciation on investments	1,054	13,971	42,842
Net change in unrealized appreciation/depreciation on futures	–	102	42

Net Gain (Loss) on Investments	4,343	14,919	51,698

Net increase (Decrease) in Net Assets Resulting from Operations	$4,405	$16,100	$51,247

(1)	See Note 3 in Notes to Financial Statements.
(2)	See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

THIS PAGE INTENTIONALLY LEFT BLANK

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 ) ( U n a u d i t e d )

	Balanced Allocation Fund		International Equity Fund
	For the Six Months Ended November 30, 2013	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013	For the Year Ended May 31, 2013
Investment Activities:
Net investment income (loss)	$423	$751	$(32)	$5,081
Net realized gain (loss) on investments sold, futures and foreign currency transactions	2,056	3,390	21,136	(2,890)
Net change in unrealized appreciation/depreciation on investments, futures and foreign currency translation	1,951	4,875	38,811	97,049

Net increase (decrease) in net assets resulting from operations	4,430	9,016	59,915	99,240

Dividends to Shareholders
Dividends from net investment income:
Class I	(388)	(681)	–	(2,977)
Class A	(66)	(125)	–	(47)
Class C	(2)	(5)	–	–

Total dividends	(456)	(811)	–	(3,024)

Share Transactions:
Proceeds from shares issued:
Class I	4,981	2,290	50,843	28,336
Class A	91	567	209	188
Class C	17	62	81	1
Reinvestment of dividends and distributions:
Class I	375	659	–	1,664
Class A	59	114	–	43
Class C	2	5	–	–

Total proceeds from shares issued and reinvested	5,525	3,697	51,133	30,232

Value of shares redeemed:
Class I	(3,365)	(5,025)	(18,910)	(47,678)
Class A	(916)	(2,032)	(748)	(1,410)
Class C	(49)	(139)	(34)	(56)

Total value of shares redeemed	(4,330)	(7,196)	(19,692)	(49,144)

Increase (decrease) in net assets from share transactions	1,195	(3,499)	31,441	(18,912)

Contributions of capital by affiliate(1)	4	–	2	–

Total increase (decrease) in net assets	5,173	4,706	91,358	77,304

Net Assets:
Beginning of period	61,865	57,159	387,293	309,989

End of period*	$67,038	$61,865	$478,651	$387,293

*Including undistributed (distributions in excess of ) net investment income	$82	$115	$5,864	$5,896

(1)	See Note 10 in Notes to Financial Statements.

See Notes to Financial Statements.

Large Cap Core Fund		Large Cap Growth Fund		Large Cap Value Fund		Mid Cap Fund
For the Six Months Ended November 30, 2013	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013	For the Year Ended May 31, 2013

$128	$314	$205	$483	$574	$1,609	$(26)	$125

2,296	2,429	6,767	9,987	2,409	12,940	436	1,786

269	1,833	636	1,362	9,937	13,085	1,921	3,227

2,693	4,576	7,608	11,832	12,920	27,634	2,331	5,138

(132)	(270)	–	(471)	(527)	(1,416)	–	(77)
(11)	(25)	–	(63)	(100)	(263)	–	(139)
–	–	–	–	–	(1)	–	(6)

(143)	(295)	–	(534)	(627)	(1,680)	–	(222)

312	10,132	453	2,699	2,095	4,570	232	1,843
41	131	47	87	39	139	252	384
6	14	3	6	1	15	52	45

98	195	–	265	327	785	–	49
10	24	–	57	92	243	–	119
–	–	–	–	–	1	–	6

467	10,496	503	3,114	2,554	5,753	536	2,446

(6,237)	(5,441)	(10,485)	(12,936)	(7,059)	(37,413)	(1,974)	(29,381)
(202)	(503)	(897)	(2,233)	(1,626)	(3,689)	(1,019)	(4,110)
–	(38)	(18)	(3)	(25)	(22)	(98)	(817)

(6,439)	(5,982)	(11,400)	(15,172)	(8,710)	(41,124)	(3,091)	(34,308)

(5,972)	4,514	(10,897)	(12,058)	(6,156)	(35,371)	(2,555)	(31,862)

1	–	1	–	1	–	12	–

(3,421)	8,795	(3,288)	(760)	6,138	(9,417)	(212)	(26,946)

29,359	20,564	68,346	69,106	115,689	125,106	15,253	42,199

$25,938	$29,359	$65,058	$68,346	$121,827	$115,689	$15,041	$15,253

$44	$59	$320	$115	$249	$302	$(49)	$(23)

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 ) ( U n a u d i t e d )

	Multi-Factor Small Cap Core Fund		Multi-Factor Small Cap Growth Fund
	For the Six Months Ended November 30, 2013	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013	For the Year Ended May 31, 2013
Investment Activities:
Net investment income (loss)	$–	$273	$(56)	$108
Net realized gain (loss) on investments sold and futures	1,304	1,833	2,288	2,259
Net change in unrealized appreciation/depreciation on investments and futures	4,324	4,435	3,501	5,355

Net increase (decrease) in net assets resulting from operations	5,628	6,541	5,733	7,722

Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	–	(151)	–	(47)
Class A	–	(5)	–	(59)
Class C	–	–	–	–

Total dividends	–	(156)	–	(106)

Share Transactions:
Proceeds from shares issued:
Class I	7,742	514	1,473	953
Class A	1,872	2,185	68	200
Class C	–	–	49	7
Reinvestment of dividends and distributions:
Class I	–	151	–	44
Class A	–	5	–	56
Class C	–	–	–	–

Total proceeds from shares issued and reinvested	9,614	2,855	1,590	1,260

Value of shares redeemed:
Class I	(3,465)	(1,626)	(418)	(4,247)
Class A	(2,182)	(106)	(1,372)	(2,637)
Class C	–	–	(15)	(8)

Total value of shares redeemed	(5,647)	(1,732)	(1,805)	(6,892)

Increase (decrease) in net assets from share transactions	3,967	1,123	(215)	(5,632)

Contributions of capital by affiliate(1)	–	–	–	–

Total increase (decrease) in net assets	9,595	7,508	5,518	1,984

Net Assets:
Beginning of period	23,092	15,584	28,655	26,671

End of period*	$32,687	$23,092	$34,173	$28,655

*Including undistributed (distributions in excess of ) net investment income	$116	$116	$(26)	$30

(1)	See Note 10 in Notes to Financial Statements.

See Notes to Financial Statements.

Multi-Factor Small Cap Value Fund		S&P 500 Index Fund		Small Cap Fund
For the Six Months Ended November 30, 2013	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013	For the Year Ended May 31, 2013

$ 62	$778	$1,181	$2,100	$(451)	$(731)

3,289	2,865	846	3,022	8,814	3,325

1,054	2,787	14,073	22,093	42,884	55,901

4,405	6,430	16,100	27,215	51,247	58,495

–	(203)	(879)	(1,712)	–	–
–	(296)	(162)	(373)	–	–
–	(18)	(46)	(21)	–	–

–	(517)	(1,087)	(2,106)	–	–

1,754	995	31,441	9,957	77,151	50,595
1,494	1,134	2,755	5,010	25,056	20,281
48	100	4,008	4,767	7,079	4,414

–	162	737	1,414	–	–
–	285	155	359	–	–
–	17	45	20	–	–

3,296	2,693	39,141	21,527	109,286	75,290

(1,175)	(4,749)	(6,889)	(21,697)	(28,129)	(49,103)
(2,490)	(4,022)	(6,976)	(7,217)	(7,602)	(2,968)
(55)	(234)	(151)	(463)	(371)	(333)

(3,720)	(9,005)	(14,016)	(29,377)	(36,102)	(52,404)

(424)	(6,312)	25,125	(7,850)	73,184	22,886

15	–	5	–	3	–

3,996	(399)	40,143	17,259	124,434	81,381

22,932	23,331	128,030	110,771	236,177	154,796

$ 26,928	$22,932	$168,173	$128,030	$360,611	$236,177

$ 421	$359	$453	$359	$(966)	$(515)

See Notes to Financial Statements.

P N C  F i x e d  I n c o m e  a n d  T a x  E x e m p t  B o n d  F u n d s

S U M M A R Y  O F  P O R T F O L I O  H O L D I N G S

( U n a u d i t e d )

The tables below present portfolio holdings as a percentage of total investments before collateral for loaned securities for each of the PNC Fixed Income and Tax Exempt Bond Funds as of November 30, 2013.

Bond Fund

U.S. Treasury Notes	36.7%
Corporate Bonds	29.4
Federal National Mortgage Association	16.9
U.S. Treasury Bonds	6.0
Government National Mortgage Association	3.3
Commercial Mortgage-Backed Securities	2.2
Money Market Fund	2.1
Asset Backed Securities	1.7
Federal Home Loan Mortgage Corporation	1.4
Transportation Revenue Bond	0.3
100.0%

Limited Maturity Bond Fund

U.S. Treasury Notes	44.0%
Corporate Bonds	28.9
Asset Backed Securities	14.8
Federal National Mortgage Association	4.4
Collateralized Mortgage Obligations	4.3
Money Market Fund	1.7
Commercial Mortgage-Backed Security	1.0
Federal Home Loan Mortgage Corporation	0.9
100.0%

Government Mortgage Fund

Federal National Mortgage Association	69.9%
Government National Mortgage Association	15.3
Federal Home Loan Mortgage Corporation	10.6
U.S. Treasury Note	2.9
Money Market Fund	1.2
Collateralized Mortgage Obligation	0.1
100.0%

High Yield Bond Fund

Corporate Bonds	92.8%
Money Market Fund	6.2
Common Stocks	0.6
Warrants	0.2
Preferred Stocks	0.2
100.0%

Total Return Advantage Fund

Corporate Bonds	36.0%
U.S. Treasury Notes	35.3
Federal National Mortgage Association	14.2
U.S. Treasury Bonds	5.0
Money Market Fund	2.8
Government National Mortgage Association	2..2
Commercial Mortgage-Backed Securities	1.7
Federal Home Loan Mortgage Corporation	1.4
Asset Backed Securities	0.9
Trasportation Revenue Bonds	0.2
Preferred Stock	0.2
Common Stock	0.1
100.0%

Intermediate Bond Fund

U.S. Treasury Notes	55.8%
Corporate Bonds	37.9
Asset Backed Securities	3.2
Money Market Fund	2.5
Commercial Mortgage-Backed Security	0.6
Federal National Mortgage Association	0.0
Government National Mortgage Association	0.0
100.0%

Ultra Short Bond Fund

U.S. Treasury Notes	46.2%
Corporate Bonds	30.4
Asset Backed Securities	16.1
Collateralized Mortgage Obligations	5.8
Money Market Fund	1.5
Federal National Mortgage Association	0.0
100.0%

Intermediate Tax Exempt Bond Fund

General Obligations	28.2%
Hospital/Nursing Home Revenue Bonds	15.1
Education Revenue Bonds	10.4
Other Revenue Bonds	8.2
Refunding Bonds	7.8
Refunding Notes	7.8
Water/Sewer Revenue Bonds	6.5
Public Facilities Revenue Bonds	4.2
Utility Revenue Bonds	4.1
Transportation Revenue Bonds	3.5
Prerefunded & Escrowed to Maturity	2.2
Industrial/Development Revenue Bonds	2.0
100.0%

Maryland Tax Exempt Bond Fund

General Obligations	20.3%
Transportation Revenue Bonds	20.0
Hospital/Nursing Home Revenue Bonds	16.9
Public Facilities Revenue Bonds	11.8
Education Revenue Bonds	7.6
Prerefunded & Escrowed to Maturity	7.1
Refunding Bonds	6.3
Other Revenue Bonds	4.5
Refunding Notes	1.9
Water/Sewer Revenue Bonds	1.9
Anticipation Notes	1.7
100.0%

Michigan Intermediate Municipal Bond Fund

General Obligations	50.1%
Hospital/Nursing Home Revenue Bonds	17.4
Prerefunded & Escrowed to Maturity	6.0
Education Revenue Bonds	4.7
Refunding Bonds	4.6
Utility Revenue Bonds	4.6
Water/Sewer Revenue Bonds	4.6
Other Revenue Bonds	4.3
Public Facilities Revenue Bonds	3.7
100.0%

Ohio Intermediate Tax Exempt Bond Fund

General Obligations	29.4%
Hospital/Nursing Home Revenue Bonds	18.3
Water/Sewer Revenue Bonds	11.0
Education Revenue Bonds	9.9
Utility Revenue Bonds	7.5
Pollution Control Revenue Bonds	7.3
Transportation Revenue Bonds	5.4
Other Revenue Bonds	3.8
Industrial/Development Revenue Bonds	3.7
Public Facilities Revenue Bonds	2.7
Refunding Notes	0.8
Prerefunded & Escrowed to Maturity	0.2
100.0%

Pennsylvania Intermediate Bond Fund

Education Revenue Bonds	27.1%
General Obligations	23.3
Hospital/Nursing Home Revenue Bonds	14.1
Refunding Notes	10.1
Other Revenue Bonds	10.0
Transportation Revenue Bonds	6.3
Public Facilities Revenue Bonds	4.8
Water/Sewer Revenue Bonds	4.3
100.0%

Tax Exempt Limited Maturity Bond Fund

General Obligations	30.8%
Hospital/Nursing Home Revenue Bonds	15.0
Transportation Revenue Bonds	8.7
Other Revenue Bonds	7.6
Refunding Bonds	7.0
Education Revenue Bonds	6.3
Refunding Notes	5.6
Public Facilities Revenue Bonds	5.2
Utility Revenue Bonds	4.3
Water/Sewer Revenue Bonds	3.9
Industrial/Development Revenue Bonds	2.8
Prerefunded & Escrowed to Maturity	2.8
100.0%

P N C  F i x e d  I n c o m e  a n d  T a x  E x e m p t  B o n d  F u n d s

S U M M A R Y  O F  P O R T F O L I O  H O L D I N G S

( U n a u d i t e d )

At November 30, 2013, the following percentages of each Fund’s net assets were insured by bond insurers:

Bond Insurer	Intermediate Tax Exempt Bond	Maryland Tax Exempt Bond	Michigan Intermediate Municipal Bond	Ohio Intermediate Tax Exempt Bond	Pennsylvania Intermediate Municipal Bond	Tax Exempt Limited Maturity Bond
AGM	7.9%	2.8%	7.4%	–%	18.1%	3.5%

AGM Q-SBLF	–	–	0.2	–	–	–

AMBAC	3.5	1.3	7.4	3.5	–	6.6

FGIC	–	–	2.9	0.6	–	–

GNMA/FNMA/FHLMC	–	–	–	3.6	–	–

NATL-RE	2.0	4.8	3.9	14.2	2.9	2.3

NATL-RE FGIC	2.1	–	–	–	–	–

NATL-RE Q-SBLF	–	–	11.4	–	–	–

PSF-GTD	2.4	–	–	–	–	3.5

RADIAN	1.6	–	–	–	–	–

Total	19.5%	8.9%	33.2%	371.9%	21.0%	15.9%

The rating of long-term debt as a percentage of total value of investments on November 30, 2013, is as follows:

Standard & Poor’s/ Moody’s Ratings	Intermediate Tax Exempt Bond	Maryland Tax Exempt Bond	Michigan Intermediate Municipal Bond	Ohio Intermediate Tax Exempt Bond	Pennsylvania Intermediate Municipal Bond	Tax Exempt Limited Maturity Bond
AAA/Aaa	49.7%	39.3%	51.9%	36.0%	39.8%	38.8%

AA/Aa	24.4	19.7	33.7	24.1	39.0	30.9

A/A	15.6	33.4	9.3	30.9	7.4	24.8

BBB/Baa	3.9	–	3.4	4.8	13.8	4.2

NR	6.4	7.6	1.7	4.2	–	1.3

Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

Securities rated by only one agency are shown in that category. Securities rated by both agencies are categorized according to their lowest rating.

P N C  F i x e d  I n c o m e  F u n d s  a n d  T a x  E x e m p t  B o n d  F u n d s

E X P L A N A T I O N  O F  E X P E N S E  T A B L E S

( U n a u d i t e d )

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), including contingent deferred sales charges, all of which is described in the Prospectus. If these transactional costs were included, your costs would be higher. The “Annualized Expense Ratio” reflects the actual expenses net of fee waivers, where applicable, for the period (June 1, 2013 to November 30, 2013).

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) and shareholder services fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided on the following pages are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2013 to November 30, 2013).

The Expense Table that appears for your Fund below illustrates your Fund’s costs in two ways.

•

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 06/01/13	Ending Account Value 11/30/13	Annualized Expense Ratio(1)	Expenses Paid During Period(2)

Bond Fund
Actual
Class I	$1,000.00	$ 990.56	0.61%	$3.02
Class A	1,000.00	989.17	0.89	4.42
Class C	1,000.00	985.59	1.61	7.99
Hypothetical(3)
Class I	1,000.00	1,022.03	0.61	3.07
Class A	1,000.00	1,020.63	0.89	4.49
Class C	1,000.00	1,017.02	1.61	8.12

Government Mortgage Fund
Actual
Class I	$1,000.00	$ 996.48	0.71%	$3.53
Class A	1,000.00	993.97	0.99	4.92
Class C	1,000.00	990.43	1.71	8.53
Hypothetical(3)
Class I	1,000.00	1,021.53	0.71	3.58
Class A	1,000.00	1,020.13	0.99	4.99
Class C	1,000.00	1,016.50	1.71	8.64

High Yield Bond Fund
Actual
Class I	$1,000.00	$ 1,007.45	0.75%	$3.77
Class A	1,000.00	1,006.15	1.01	5.08
Hypothetical(3)
Class I	1,000.00	1,021.31	0.75	3.80
Class A	1,000.00	1,020.00	1.01	5.11

	Beginning Account Value 06/01/13	Ending Account Value 11/30/13	Annualized Expense Ratio(1)	Expenses Paid During Period(2)

Intermediate Bond Fund
Actual
Class I	$1,000.00	$ 997.45	0.54%	$2.68
Class A	1,000.00	994.29	0.81	4.07
Class C	1,000.00	991.64	1.54	7.67
Hypothetical(3)
Class I	1,000.00	1,022.39	0.54	2.71
Class A	1,000.00	1,020.99	0.81	4.12
Class C	1,000.00	1,017.36	1.54	7.77

Limited Maturity Bond Fund
Actual
Class I	$1,000.00	$ 1,003.68	0.48%	$2.42
Class A	1,000.00	1,002.31	0.76	3.82
Class C	1,000.00	1,001.04	1.02	5.10
Hypothetical(3)
Class I	1,000.00	1,022.66	0.48	2.44
Class A	1,000.00	1,021.25	0.76	3.86
Class C	1,000.00	1,019.97	1.02	5.15

Total Return Advantage Fund
Actual
Class I	$1,000.00	$ 993.68	0.56%	$2.79
Class A	1,000.00	992.31	0.84	4.19
Class C	1,000.00	987.86	1.56	7.76
Hypothetical(3)
Class I	1,000.00	1,022.27	0.56	2.83
Class A	1,000.00	1,020.87	0.84	4.25
Class C	1,000.00	1,017.26	1.56	7.87

(1)	The “Annualized Expense Ratio” reflects the actual expenses net of fee waivers, where applicable, for the period (June 1, 2013 to November 30, 2013).
(2)	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.
(3)	Assumes annual return of 5% before expenses.

P N C  F i x e d  I n c o m e  F u n d s  a n d  T a x  E x e m p t  B o n d  F u n d s

E X P L A N A T I O N  O F  E X P E N S E  T A B L E S

( U n a u d i t e d )

	Beginning Account Value 06/01/13	Ending Account Value 11/30/13	Annualized Expense Ratio(1)	Expenses Paid During Period(2)

Ultra Short Bond Fund
Actual
Class I	$1,000.00	$1,001.65	0.34%	$1.70
Class A	1,000.00	1,000.28	0.61	3.07
Hypothetical(3)
Class I	1,000.00	1,023.37	0.34	1.71
Class A	1,000.00	1,022.00	0.61	3.11

Intermediate Tax Exempt Bond Fund
Actual
Class I	$1,000.00	$987.23	0.53%	$2.64
Class A	1,000.00	985.75	0.81	4.04
Class C	1,000.00	982.00	1.53	7.62
Hypothetical(3)
Class I	1,000.00	1,022.41	0.53	2.69
Class A	1,000.00	1,021.00	0.81	4.11
Class C	1,000.00	1,017.38	1.53	7.75

Maryland Tax Exempt Bond Fund
Actual
Class I	$1,000.00	$977.66	0.53%	$2.63
Class A	1,000.00	976.28	0.81	4.01
Class C	1,000.00	972.85	1.51	7.48
Hypothetical(3)
Class I	1,000.00	1,022.41	0.53	2.69
Class A	1,000.00	1,021.01	0.81	4.10
Class C	1,000.00	1,017.48	1.51	7.65

Michigan Intermediate Municipal Bond Fund
Actual
Class I	$1,000.00	$983.68	0.76%	$3.77
Class A	1,000.00	982.35	1.03	5.10
Class C	1,000.00	978.83	1.76	8.72
Hypothetical(3)
Class I	1,000.00	1,021.27	0.76	3.84
Class A	1,000.00	1,019.92	1.03	5.20
Class C	1,000.00	1,016.25	1.76	8.89

	Beginning Account Value 06/01/13	Ending Account Value 11/30/13	Annualized Expense Ratio(1)	Expenses Paid During Period(2)

Ohio Intermediate Tax Exempt Bond Fund
Actual
Class I	$1,000.00	$987.29	0.57%	$2.83
Class A	1,000.00	986.73	0.85	4.22
Class C	1,000.00	983.09	1.57	7.80
Hypothetical(3)
Class I	1,000.00	1,022.22	0.57	2.88
Class A	1,000.00	1,020.82	0.85	4.30
Class C	1,000.00	1,017.21	1.57	7.93

Pennsylvania Intermediate Municipal Bond Fund
Actual
Class I	$1,000.00	$973.07	0.66%	$3.28
Class A	1,000.00	971.87	0.93	4.60
Class C	1,000.00	968.28	1.66	8.21
Hypothetical(3)
Class I	1,000.00	1,021.74	0.66	3.36
Class A	1,000.00	1,020.40	0.93	4.72
Class C	1,000.00	1,016.73	1.66	8.41

Tax Exempt Limited Maturity Bond Fund
Actual
Class I	$1,000.00	$998.46	0.53%	$2.66
Class A	1,000.00	996.37	0.83	4.14
Hypothetical(3)
Class I	1,000.00	1,022.41	0.53	2.69
Class A	1,000.00	1,020.92	0.83	4.19

(1)	The “Annualized Expense Ratio” reflects the actual expenses net of fee waivers, where applicable, for the period (June 1, 2013 to November 30, 2013).
(2)	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.
(3)	Assumes annual return of 5% before expenses.

P N C F i x e d I n c o m e F u n d s F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )

S e l e c t e d  P e r  S h a r e  D a t a  a n d  R a t i o s

F o r  t h e  S i x  M o n t h s  E n d e d  N o v e m b e r  3 0 ,  2 0 1 3 ,

a n d  f o r  t h e  Y e a r s  E n d e d  M a y  3 1 ,

u n l e s s  o t h e r w i s e  i n d i c a t e d

	Bond Fund
	Class I							Class A
	2013*		2013	2012	2011	2010	2009	2013*		2013	2012		2011	2010	2009
Net Asset Value, Beginning of Period	$10.55		$10.80	$10.53	$10.27	$9.80	$10.03	$10.57		$10.83	$10.55		$10.30	$9.82	$10.05

Net Investment Income(1)	0.10		0.20	0.30	0.35	0.40	0.47	0.09		0.18	0.28		0.32	0.37	0.45
Realized and Unrealized Gain (Loss) on Investments	(0.20)		(0.03)	0.29	0.27	0.49	(0.22)	(0.20)		(0.05)	0.30		0.26	0.50	(0.22)

Total from Investment Operations	(0.10)		0.17	0.59	0.62	0.89	0.25	(0.11)		0.13	0.58		0.58	0.87	0.23

Contributions of Capital by Affiliate(1)	–	**(2)	–	–	–	–	–	–	**(2)	–	–		–	–	–

Dividends from Net Investment Income	(0.10)		(0.23)	(0.32)	(0.36)	(0.42)	(0.48)	(0.09)		(0.20)	(0.30)		(0.33)	(0.39)	(0.46)
Distributions from Net Realized Gains	–		(0.19)	–	–	–	–	–		(0.19)	–		–	–	–

Total Distributions	(0.10)		(0.42)	(0.32)	(0.36)	(0.42)	(0.48)	(0.09)		(0.39)	(0.30)		(0.33)	(0.39)	(0.46)

Net Asset Value, End of Period	$10.35		$10.55	$10.80	$10.53	$10.27	$9.80	$10.37		$10.57	$10.83		$10.55	$10.30	$9.82

Total Return†	(0.94)%		1.56%	5.69%	6.09%	9.16%	2.69%	(1.08)%		1.18%	5.56%		5.69%	8.94%	9.16%

Ratios/Supplemental Data
Net Assets End of Period (000)	$197,436		$193,899	$182,239	$220,136	$234,920	$258,327	$3,713		$3,937	$4,449		$5,134	$5,609	$5,526
Ratio of Expenses to Average Net Assets	0.61%		0.60%	0.59%	0.59%	0.59%	0.61%	0.89%		0.88%	0.81	%(3)	0.87%	0.88%	0.86%
Ratio of Net Investment Income to Average Net Assets	1.92%		1.87%	2.87%	3.32%	3.98%	4.91%	1.64%		1.64%	2.66	%(3)	3.05%	3.68%	4.66%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.61%		0.60%	0.59%	0.59%	0.59%	0.65%	0.89%		0.88%	0.87%		0.87%	0.88%	0.90%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.92%		1.87%	2.87%	3.32%	3.98%	4.87%	1.64%		1.64%	2.60%		3.05%	3.68%	4.62%
Portfolio Turnover Rate(4)	95%		71%	58%	80%	52%	105%	95%		71%	58%		80%	52%	105%

	Bond Fund
	Class C
	2013	*	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.54		$10.80	$10.53	$10.27	$9.80	$10.03

Net Investment Income(1)	0.05		0.10	0.20	0.24	0.30	0.37
Realized and Unrealized Gain (Loss) on Investments	(0.20)		(0.05)	0.28	0.27	0.48	(0.21)

Total from Investment Operations	(0.15)		0.05	0.48	0.51	0.78	0.16

Contributions of Capital by Affiliate(1)	–	**(2)	–	–	–	–	–

Dividends from Net Investment Income	(0.05)		(0.12)	(0.21)	(0.25)	(0.31)	(0.39)
Distributions from Net Realized Gains	–		(0.19)	–	–	–	–

Total Distributions	(0.05)		(0.31)	(0.21)	(0.25)	(0.31)	(0.39)

Net Asset Value, End of Period	$10.34		$10.54	$10.80	$10.53	$10.27	$9.80

Total Return†	(1.44)%		0.46%	4.65%	5.04%	8.07%	1.70%

Ratios/Supplemental Data
Net Assets End of Period (000)	$256		$286	$308	$392	$445	$370
Ratio of Expenses to Average Net Assets	1.61%		1.60%	1.60%	1.59%	1.60%	1.58%
Ratio of Net Investment Income to Average Net Assets	0.92%		0.91%	1.91%	2.33%	2.94%	3.86%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.61%		1.60%	1.60%	1.59%	1.60%	1.61%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.92%		0.91%	1.91%	2.33%	2.94%	3.83%
Portfolio Turnover Rate(4)	95%		71%	58%	80%	52%	105%

*	For the six months ended November 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)

During the six months ended November 30, 2013, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliates’ financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 10 in Notes to Financial Statements.

(3)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.06% impact to Class A ratios. Exclud- ing this item, the expense ratio would have been higher and the income ratio would have been lower.

(4)

Due to its investment strategy, the Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 3
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Government Mortgage Fund
	Class I							Class A
	2013	*	2013	2012	2011	2010	2009	2013	*	2013	2012		2011	2010	2009
Net Asset Value, Beginning of Period	$9.35		$9.70	$9.67	$9.67	$9.51	$9.18	$9.35		$9.70	$9.66		$9.67	$9.51	$9.18

Net Investment Income(1)	0.14		0.24	0.34	0.39	0.41	0.44	0.12		0.22	0.32		0.36	0.38	0.41
Realized and Unrealized Gain (Loss) on Investments	(0.17)		(0.29)	0.07	0.02	0.18	0.35	(0.18)		(0.30)	0.07		0.01	0.19	0.35

Total from Investment Operations	(0.03)		(0.05)	0.41	0.41	0.59	0.79	(0.06)		(0.08)	0.39		0.37	0.57	0.76

Contributions of Capital by Affiliate(1)	–	**(2)	–	–	–	–	–	–	**(2)	–	–		–	–	–

Dividends from Net Investment Income	(0.14)		(0.30)	(0.38)	(0.41)	(0.43)	(0.46)	(0.12)		(0.27)	(0.35)		(0.38)	(0.41)	(0.43)

Total Distributions	(0.14)		(0.30)	(0.38)	(0.41)	(0.43)	(0.46)	(0.12)		(0.27)	(0.35)		(0.38)	(0.41)	(0.43)

Net Asset Value, End of Period	$9.18		$9.35	$9.70	$9.67	$9.67	$9.51	$9.17		$9.35	$9.70		$9.66	$9.67	$9.51

Total Return†	(0.35)%		(0.55)%	4.27%	4.30%	6.37%	8.80%	(0.60)%		(0.83)%	4.15%		3.91%	6.06%	8.54%

Ratios/Supplemental Data
Net Assets End of Period (000)	$59,458		$87,433	$88,197	$110,943	$133,539	$156,430	$11,159		$8,505	$11,882		$13,126	$16,443	$16,590
Ratio of Expenses to Average Net Assets	0.71%		0.66%	0.65%	0.63%	0.63%	0.63%	0.99%		0.94%	0.86	%(3)	0.91%	0.92%	0.88%
Ratio of Net Investment Income to Average Net Assets	2.96%		2.45%	3.55%	4.04%	4.33%	4.68%	2.67%		2.31%	3.33	%(3)	3.77%	4.01%	4.35%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.71%		0.66%	0.65%	0.63%	0.63%	0.68%	0.99%		0.94%	0.93%		0.91%	0.92%	0.92%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	2.96%		2.45%	3.55%	4.04%	4.33%	4.63%	2.67%		2.31%	3.26%		3.77%	4.01%	4.31%
Portfolio Turnover Rate(4)	2%		54%	29%	17%	15%	83%	2%		54%	29%		17%	15%	83%

	Government Mortgage Fund
	Class C
	2013	*	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$9.34		$9.68	$9.65	$9.65	$9.50	$9.17

Net Investment Income(1)	0.09		0.15	0.24	0.30	0.30	0.32
Realized and Unrealized Gain (Loss) on Investments	(0.18)		(0.29)	0.07	0.01	0.19	0.38

Total from Investment Operations	(0.09)		(0.14)	0.31	0.31	0.49	0.70

Contributions of Capital by Affiliate(1)	–	**(2)	–	–	–	–	–

Dividends from Net Investment Income	(0.09)		(0.20)	(0.28)	(0.31)	(0.34)	(0.37)

Total Distributions	(0.09)		(0.20)	(0.28)	(0.31)	(0.34)	(0.37)

Net Asset Value, End of Period	$9.16		$9.34	$9.68	$9.65	$9.65	$9.50

Total Return†	(0.96)%		(1.44)%	3.23%	3.27%	5.20%	7.75%

Ratios/Supplemental Data
Net Assets End of Period (000)	$2,046		$2,920	$3,906	$3,719	$4,704	$2,589
Ratio of Expenses to Average Net Assets	1.71%		1.66%	1.65%	1.63%	1.64%	1.59%
Ratio of Net Investment Income to Average Net Assets	1.98%		1.61%	2.49%	3.07%	3.17%	3.42%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.71%		1.66%	1.65%	1.63%	1.64%	1.63%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.98%		1.61%	2.49%	3.07%	3.17%	3.38%
Portfolio Turnover Rate(4)	2%		54%	29%	17%	15%	83%

*	For the six months ended November 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.
(2)

During the six months ended November 30, 2013, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliates’ financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 10 in Notes to Financial Statements.

(3)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

(4)

Due to its investment strategy, the Government Mortgage Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

	High Yield Bond Fund
	Class I						Class A
	2013 *	2013	2012	2011	2010	2009	2013 *	2013	2012		2011	2010	2009
Net Asset Value, Beginning of Period	$8.39	$8.04	$8.35	$9.15	$7.96	$9.93	$8.40	$8.05	$8.36		$9.16	$7.97	$9.94

Net Investment Income(1)	0.21	0.46	0.55	0.66	0.77	0.80	0.20	0.44	0.53		0.64	0.75	0.79
Realized and Unrealized Gain (Loss) on Investments	(0.15)	0.54	(0.13)	0.76	1.21	(1.97)	(0.15)	0.53	(0.13)		0.75	1.21	(1.98)

Total from Investment Operations	0.06	1.00	0.42	1.42	1.98	(1.17)	0.05	0.97	0.40		1.39	1.96	(1.19)

Dividends from Net Investment Income	(0.21)	(0.47)	(0.55)	(0.67)	(0.79)	(0.80)	(0.20)	(0.44)	(0.53)		(0.64)	(0.77)	(0.78)
Distributions from Net Realized Gains	–	(0.18)	(0.18)	(1.55)	–	–	–	(0.18)	(0.18)		(1.55)	–	–

Total Distributions	(0.21)	(0.65)	(0.73)	(2.22)	(0.79)	(0.80)	(0.20)	(0.62)	(0.71)		(2.19)	(0.77)	(0.78)

Net Asset Value, End of Period	$8.24	$8.39	$8.04	$8.35	$9.15	$7.96	$8.25	$8.40	$8.05		$8.36	$9.16	$7.97

Total Return†	0.75%	12.75%	5.45%	17.17%	25.47%	(11.05)%	0.62%	12.44%	5.19%		16.85%	25.12%	(11.25)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$29,701	$16,700	$9,123	$6,879	$8,797	$10,273	$504	$493	$471		$315	$311	$180
Ratio of Expenses to Average Net Assets	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	1.01%	1.01%	1.01	%(2)	1.01%	1.01%	1.00%
Ratio of Net Investment Income to Average Net Assets	5.07%	5.52%	6.80%	7.40%	8.61%	10.29%	4.83%	5.34%	6.57	%(2)	7.15%	8.33%	9.99%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.83%	1.09%	1.19%	1.41%	0.93%	1.33%	1.10%	1.34%	1.45%		1.71%	1.19%	1.59%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	4.99%	5.18%	6.36%	6.74%	8.43%	9.71%	4.74%	5.01%	6.13%		6.45%	8.15%	9.40%
Portfolio Turnover Rate	20%	35%	32%	91%	78%	100%	20%	35%	32%		91%	78%	100%

*	For the six months ended November 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which had no impact to Class A ratios.

See Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 3
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Intermediate Bond Fund
	Class I							Class A
	2013	*	2013	2012	2011	2010	2009	2013	*	2013	2012		2011	2010	2009
Net Asset Value, Beginning of Period	$11.26		$11.48	$11.38	$11.31	$10.85	$10.75	$11.28		$11.49	$11.40		$11.33	$10.87	$10.76

Net Investment Income(1)	0.07		0.18	0.27	0.30	0.35	0.45	0.06		0.15	0.25		0.27	0.32	0.43
Realized and Unrealized Gain (Loss) on Investments	(0.11)		0.04	0.23	0.28	0.46	0.10	(0.12)		0.05	0.22		0.28	0.46	0.11

Total from Investment Operations	(0.04)		0.22	0.50	0.58	0.81	0.55	(0.06)		0.20	0.47		0.55	0.78	0.54

Contributions of Capital by Affiliate(1)	–	**(2)	–	–	–	–	–	–	**(2)	–	–		–	–	–

Dividends from Net Investment Income	(0.07)		(0.19)	(0.28)	(0.31)	(0.35)	(0.45)	(0.06)		(0.16)	(0.26)		(0.28)	(0.32)	(0.43)
Distributions from Net Realized Gains	–		(0.25)	(0.12)	(0.20)	–	–	–		(0.25)	(0.12)		(0.20)	–	–

Total Distributions	(0.07)		(0.44)	(0.40)	(0.51)	(0.35)	(0.45)	(0.06)		(0.41)	(0.38)		(0.48)	(0.32)	(0.43)

Net Asset Value, End of Period	$11.15		$11.26	$11.48	$11.38	$11.31	$10.85	$11.16		$11.28	$11.49		$11.40	$11.33	$10.87

Total Return†	(0.26)%		1.93%	4.43%	5.25%	7.58%	5.35%	(0.57)%		1.73%	4.11%		4.95%	7.27%	5.19%

Ratios/Supplemental Data
Net Assets End of Period (000)	$337,982		$378,963	$397,082	$360,686	$334,915	$355,284	$4,900		$5,565	$6,298		$7,694	$9,258	$10,018
Ratio of Expenses to Average Net Assets	0.54%		0.53%	0.53%	0.53%	0.53%	0.56%	0.81%		0.81%	0.74	%(3)	0.81%	0.82%	0.81%
Ratio of Net Investment Income to Average Net Assets	1.27%		1.56%	2.37%	2.62%	3.15%	4.29%	1.00%		1.30%	2.18	%(3)	2.36%	2.87%	4.02%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.54%		0.53%	0.53%	0.53%	0.53%	0.61%	0.81%		0.81%	0.81%		0.81%	0.82%	0.86%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.27%		1.56%	2.37%	2.62%	3.15%	4.24%	1.00%		1.30%	2.11%		2.36%	2.87%	3.97%
Portfolio Turnover Rate(4)	33%		83%	48%	80%	56%	110%	33%		83%	48%		80%	56%	110%

	Intermediate Bond Fund
	Class C
	2013	*	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.31		$11.53	$11.43	$11.36	$10.90	$10.79

Net Investment Income(1)	0.02		0.06	0.16	0.19	0.24	0.34
Realized and Unrealized Gain (Loss) on Investments	(0.11)		0.04	0.23	0.28	0.46	0.12

Total from Investment Operations	(0.09)		0.10	0.39	0.47	0.70	0.46

Contributions of Capital by Affiliate(1)	–	**(2)	–	–	–	–	–

Dividends from Net Investment Income	(0.02)		(0.07)	(0.17)	(0.20)	(0.24)	(0.35)
Distributions from Net Realized Gains	–		(0.25)	(0.12)	(0.20)	–	–

Total Distributions	(0.02)		(0.32)	(0.29)	(0.40)	(0.24)	(0.35)

Net Asset Value, End of Period	$11.20		$11.31	$11.53	$11.43	$11.36	$10.90

Total Return†	(0.84)%		0.91%	3.38%	4.19%	6.48%	4.42%

Ratios/Supplemental Data
Net Assets End of Period (000)	$874		$1,322	$1,083	$1,316	$1,474	$970
Ratio of Expenses to Average Net Assets	1.54%		1.53%	1.53%	1.53%	1.54%	1.53%
Ratio of Net Investment Income to Average Net Assets	0.28%		0.52%	1.40%	1.64%	2.12%	3.24%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.54%		1.53%	1.53%	1.53%	1.54%	1.58%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.28%		0.52%	1.40%	1.64%	2.12%	3.19%
Portfolio Turnover Rate(4)	33%		83%	48%	80%	56%	110%

*	For the six months ended November 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.
(2)

During the six months ended November 30, 2013, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliates’ financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 10 in Notes to Financial Statements.

(3)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

(4)

Due to its investment strategy, the Intermediate Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

	Limited Maturity Bond Fund
	Class I								Class A
	2013	*	2013	2012		2011	2010	2009	2013	*	2013	2012		2011	2010	2009
Net Asset Value, Beginning of Period	$10.18		$10.19	$10.23		$10.20	$10.11	$9.96	$10.21		$10.22	$10.26		$10.23	$10.14	$9.99

Net Investment Income(1)	0.03		0.06	0.11		0.16	0.25	0.38	0.01		0.03	0.09		0.14	0.22	0.34
Realized and Unrealized Gain (Loss) on Investments	0.01		0.01	(0.02)		0.05	0.10	0.14	0.01		0.01	(0.02)		0.05	0.10	0.16

Total from Investment Operations	0.04		0.07	0.09		0.21	0.35	0.52	0.02		0.04	0.07		0.19	0.32	0.50

Contributions of Capital by Affiliate(1)	–	**(2)	–	–	**(3)	–	–	–	–	**(2)	–	–	**(3)	–	–	–

Dividends from Net Investment Income	(0.03)		(0.08)	(0.13)		(0.18)	(0.26)	(0.37)	(0.01)		(0.05)	(0.11)		(0.16)	(0.23)	(0.35)

Total Distributions	(0.03)		(0.08)	(0.13)		(0.18)	(0.26)	(0.37)	(0.01)		(0.05)	(0.11)		(0.16)	(0.23)	(0.35)

Net Asset Value, End of Period	$10.19		$10.18	$10.19		$10.23	$10.20	$10.11	$10.22		$10.21	$10.22		$10.26	$10.23	$10.14

Total Return†	0.37%		0.72%	0.88	%(3)	2.11%	3.50%	5.38%	0.23%		0.44%	0.67	%(3)	1.82%	3.20%	5.11%

Ratios/Supplemental Data
Net Assets End of Period (000)	$322,812		$323,255	$337,295		$314,884	$269,482	$140,015	$3,527		$3,924	$5,116		$7,356	$10,153	$6,842
Ratio of Expenses to Average Net Assets	0.48%		0.49%	0.48%		0.50%	0.50%	0.53%	0.76%		0.77%	0.69	%(4)	0.78%	0.79%	0.79%
Ratio of Net Investment Income to Average Net Assets	0.54%		0.54%	1.06%		1.57%	2.44%	3.78%	0.26%		0.32%	0.93	%(4)	1.37%	2.19%	3.45%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.48%		0.49%	0.48%		0.50%	0.50%	0.57%	0.76%		0.77%	0.76%		0.78%	0.79%	0.81%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.54%		0.54%	1.06%		1.57%	2.44%	3.74%	0.26%		0.32%	0.86%		1.37%	2.19%	3.43%
Portfolio Turnover Rate(5)	35%		53%	77%		54%	83%	86%	35%		53%	77%		54%	83%	86%

	Limited Maturity Bond Fund
	Class C
	2013	*	2013	2012		2011	2010	2009
Net Asset Value, Beginning of Period	$10.21		$10.22	$10.26		$10.23	$10.14	$9.98

Net Investment Income (Loss)(1)	–	**	(0.02)	0.01		0.07	0.14	0.26
Realized and Unrealized Gain (Loss) on Investments	0.01		0.01	(0.02)		0.04	0.11	0.18

Total from Investment Operations	0.01		(0.01)	(0.01)		0.11	0.25	0.44

Contributions of Capital by Affiliate(1)	–	**(2)	–	–	**(3)	–	–	–

Dividends from Net Investment Income	–	**	– **	(0.03)		(0.08)	(0.16)	(0.28)

Total Distributions	–		–	(0.03)		(0.08)	(0.16)	(0.28)

Net Asset Value, End of Period	$10.22		$10.21	$10.22		$10.26	$10.23	$10.14

Total Return†	0.10%		(0.09)%	(0.12	)%(3)	1.10%	2.46%	4.45%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,466		$1,709	$2,326		$3,217	$5,208	$1,630
Ratio of Expenses to Average Net Assets	1.02%		1.30%	1.48%		1.50%	1.51%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.01%		(0.21)%	0.11%		0.68%	1.42%	2.64%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.48%		1.49%	1.48%		1.50%	1.51%	1.52%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(0.45)%		(0.40)%	0.11%		0.68%	1.42%	2.62%
Portfolio Turnover Rate(5)	35%		53%	77%		54%	83%	86%

*	For the six months ended November 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.
(2)

During the six months ended November 30, 2013, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliates’ financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 10 in Notes to Financial Statements.

(3)

During the year ended May 31, 2012, a payment was made by the Adviser to offset losses relating to a change in valuation methodology of an asset in the securities lending collateral account of the Acquired Funds prior to the Reorganization. The payment had no impact on the total return of the Fund.

(4)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

(5)

Due to its investment strategy, the Limited Maturity Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 3 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Total Return Advantage Fund(1)
	Class I								Class A
	2013	*	2013	2012		2011	2010	2009	2013	*	2013	2012		2011	2010	2009
Net Asset Value, Beginning of Period	$10.91		$10.88	$10.64		$10.36	$9.85	$9.55	$10.91		$10.89	$10.65		$10.36	$9.86	$9.55

Net Investment Income(2)	0.13		0.27	0.37		0.39	0.43	0.45	0.12		0.24	0.35		0.36	0.39	0.41
Realized and Unrealized Gain (Loss) on Investments	(0.20)		0.05	0.25		0.30	0.52	0.31	(0.20)		0.04	0.25		0.31	0.50	0.32

Total from Investment Operations	(0.07)		0.32	0.62		0.69	0.95	0.76	(0.08)		0.28	0.60		0.67	0.89	0.73

Payment by Affiliate(2)	–		–	–		–	0.01 (3)	–	–		–	–		–	0.01 (3)	–

Contributions of Capital by Affiliate(2)	–	**(4)	–	–	**(5)	–	–	–	–	**(4)	–	–	**(5)	–	–	–

Dividends from Net Investment Income	(0.13)		(0.29)	(0.38)		(0.41)	(0.44)	(0.46)	(0.12)		(0.26)	(0.36)		(0.38)	(0.39)	(0.42)
Distributions from Net Realized Gains	–		–	–		–	(0.01)	–	–		–	–		–	(0.01)	–

Total Distributions	(0.13)		(0.29)	(0.38)		(0.41)	(0.45)	(0.46)	(0.12)		(0.26)	(0.36)		(0.38)	(0.40)	(0.42)

Net Asset Value, End of Period	$10.71		$10.91	$10.88		$10.64	$10.36	$9.85	$10.71		$10.91	$10.89		$10.65	$10.36	$9.86

Total Return†	(0.63)%		2.96%	5.92	%(5)	6.72%	9.90%	8.24%	(0.77)%		2.58%	5.70	%(5)	6.53%	9.32%	7.81%

Ratios/Supplemental Data
Net Assets End of Period (000)	$252,552		$266,378	$263,356		$247,780	$217,946	$113,202	$4,879		$5,439	$5,969		$7,038	$9,213	$482
Ratio of Expenses to Average Net Assets	0.56%		0.56%	0.56%		0.58%	0.53%	0.53%	0.84%		0.84%	0.76	%(6)	0.86%	0.83%	1.03%
Ratio of Net Investment Income to Average Net Assets	2.44%		2.43%	3.42%		3.71%	4.19%	4.80%	2.16%		2.17%	3.23	%(6)	3.43%	3.79%	4.30%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.56%		0.56%	0.56%		0.58%	0.62%	0.68%	0.84%		0.84%	0.84%		0.86%	0.85%	1.18%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	2.44%		2.43%	3.42%		3.71%	4.10%	4.65%	2.16%		2.17%	3.15%		3.43%	3.77%	4.15%
Portfolio Turnover Rate(7)	39%		71%	44%		76%	60%	106%	39%		71%	44%		76%	60%	106%

	Total Return Advantage Fund(1)
	Class C
	2013	*	2013	2012		2011	2010	2009
Net Asset Value, Beginning of Period	$10.94		$10.91	$10.67		$10.38	$9.86	$9.56

Net Investment Income(2)	0.08		0.14	0.26		0.28	0.33	0.36
Realized and Unrealized Gain (Loss) on Investments	(0.21)		0.07	0.25		0.31	0.53	0.31

Total from Investment Operations	(0.13)		0.21	0.51		0.59	0.86	0.67

Payment by Affiliate(2)	–		–	–		–	0.01 (3)	–

Contributions of Capital by Affiliate(2)	–	**(4)	–	–	**(5)	–	–	–

Dividends from Net Investment Income	(0.08)		(0.18)	(0.27)		(0.30)	(0.34)	(0.37)
Distributions from Net Realized Gains	–		–	–		–	(0.01)	–

Total Distributions	(0.08)		(0.18)	(0.27)		(0.30)	(0.35)	(0.37)

Net Asset Value, End of Period	$10.73		$10.94	$10.91		$10.67	$10.38	$9.86

Total Return†	(1.21)%		1.94%	4.87	%(5)	5.76%	8.87%	7.18%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,058		$965	$616		$472	$331	$162
Ratio of Expenses to Average Net Assets	1.56%		1.56%	1.55%		1.58%	1.53%	1.53%
Ratio of Net Investment Income to Average Net Assets	1.44%		1.31%	2.41%		2.69%	3.19%	3.80%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.56%		1.56%	1.55%		1.58%	1.62%	1.68%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.44%		1.31%	2.41%		2.69%	3.10%	3.65%
Portfolio Turnover Rate(7)	39%		71%	44%		76%	60%	106%

*	For the six months ended November 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.

(1)

On February 1, 2010, PNC Total Return Bond Fund was reorganized into the Allegiant Total Return Advantage Fund. The activity in the table presented above is for the accounting survivor, PNC Total Return Bond Fund, for periods prior to the date of the reorganization and for the combined fund thereafter. The net asset values and other per share information presented above for periods prior to the reorganization have been restated to reflect the share conversion ratios of 1.00659296, 1.00644841, and 1.00485957 for Class I, Class A and Class C shares, respectively. See Note 1 in Notes to Financial Statements.

(2)	Per share data calculated using average shares outstanding method.
(3)	See Note 9 in Notes to Financial Statements.
(4)

During the six months ended November 30, 2013, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliates’ financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 10 in Notes to Financial Statements.

(5)

During the year ended May 31, 2012, a payment was made by the Adviser to offset losses relating to a change in valuation methodology of an asset in the securities lending collateral account of the Acquired Funds prior to the Reorganization. The payment had no impact on the total return of the Fund.

(6)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.08% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

(7)

Due to its investment strategy, the Total Return Advantage Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

	Ultra Short Bond Fund
	Class I						Class A
	2013 *	2013	2012	2011	2010	2009	2013 *	2013	2012		2011	2010	2009
Net Asset Value, Beginning of Period	$9.97	$9.98	$10.01	$10.05	$10.07	$10.00	$9.98	$9.99	$10.03		$10.06	$10.08	$10.02

Net Investment Income(1)	0.02	0.02	0.02	0.06	0.13	0.31	– **	– **	0.01		0.06	0.11	0.23
Realized and Unrealized Gain (Loss) on Investments	–	0.02	0.01	0.01	0.02	0.09	–	0.01	(0.01)		(0.01)	0.02	0.14

Total from Investment Operations	0.02	0.04	0.03	0.07	0.15	0.40	–	0.01	–		0.05	0.13	0.37

Dividends from Net Investment Income	(0.02)	(0.05)	(0.06)	(0.11)	(0.17)	(0.33)	– **	(0.02)	(0.04)		(0.08)	(0.15)	(0.31)

Total Distributions	(0.02)	(0.05)	(0.06)	(0.11)	(0.17)	(0.33)	–	(0.02)	(0.04)		(0.08)	(0.15)	(0.31)

Net Asset Value, End of Period	$9.97	$9.97	$9.98	$10.01	$10.05	$10.07	$9.98	$9.98	$9.99		$10.03	$10.06	$10.08

Total Return†	0.17%	0.39%	0.26%	0.71%	1.54%	4.12%	0.03%	0.11%	(0.01)%		0.54%	1.25%	3.74%

Ratios/Supplemental Data
Net Assets End of Period (000)	$452,133	$404,709	$541,798	$515,482	$339,187	$91,445	$2,854	$3,735	$5,733		$8,233	$21,663	$11,846
Ratio of Expenses to Average Net Assets	0.34%	0.34%	0.34%	0.35%	0.39%	0.40%	0.61%	0.62%	0.50	%(2)	0.64%	0.67%	0.66%
Ratio of Net Investment Income to Average Net Assets	0.33%	0.23%	0.19%	0.59%	1.25%	3.14%	0.06%	(0.03)%	0.14	%(2)	0.62%	1.12%	2.29%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.34%	0.34%	0.34%	0.35%	0.39%	0.47%	0.61%	0.62%	0.62%		0.64%	0.67%	0.67%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.33%	0.23%	0.19%	0.59%	1.25%	3.07%	0.06%	(0.03)%	0.02%		0.62%	1.12%	2.28%
Portfolio Turnover Rate(3)	44%	93%	102%	68%	71%	101%	44%	93%	102%		68%	71%	101%

*	For the six months ended November 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.
(2)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.12% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

(3)

Due to its investment strategy, the Ultra Short Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 3,
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Intermediate Tax Exempt Bond Fund(1)
	Class I							Class A
	2013	*	2013	2012	2011	2010	2009	2013	*	2013	2012		2011	2010	2009
Net Asset Value, Beginning of Period	$10.10		$10.25	$9.76	$9.81	$9.69	$9.55	$10.06		$10.21	$9.72		$9.84	$9.71	$9.57

Net Investment Income(2)	0.13		0.25	0.26	0.25	0.27	0.29	0.12		0.23	0.23		0.22	0.24	0.24
Realized and Unrealized Gain (Loss) on Investments	(0.26)		(0.07)	0.56	0.15	0.27	0.18	(0.26)		(0.07)	0.56		0.08	0.27	0.18

Total from Investment Operations	(0.13)		0.18	0.82	0.40	0.54	0.47	(0.14)		0.16	0.79		0.30	0.51	0.42

Contributions of Capital by Affiliate(2)	–	**(3)	–	–	–	–	–	–	**(3)	–	–		–	–	–

Dividends from Net Investment Income	(0.13)		(0.25)	(0.26)	(0.25)	(0.28)	(0.29)	(0.12)		(0.23)	(0.23)		(0.22)	(0.24)	(0.24)
Distributions from Net Realized Gains	–		(0.08)	(0.07)	(0.20)	(0.14)	(0.04)	–		(0.08)	(0.07)		(0.20)	(0.14)	(0.04)

Total Distributions	(0.13)		(0.33)	(0.33)	(0.45)	(0.42)	(0.33)	(0.12)		(0.31)	(0.30)		(0.42)	(0.38)	(0.28)

Net Asset Value, End of Period	$9.84		$10.10	$10.25	$9.76	$9.81	$9.69	$9.80		$10.06	$10.21		$9.72	$9.84	$9.71

Total Return†	(1.28)%		1.84%	8.49%	4.18%	5.72%	5.02%	(1.43)%		1.55%	8.28%		3.16%	5.32%	4.49%

Ratios/Supplemental Data
Net Assets End of Period (000)	$91,885		$127,046	$137,504	$132,330	$141,189	$89,520	$3,959		$3,092	$4,039		$5,270	$4,958	$640
Ratio of Expenses to Average Net Assets	0.53%		0.53%	0.53%	0.53%	0.53%	0.53%	0.81%		0.81%	0.75	%(4)	0.81%	0.85%	1.03%
Ratio of Net Investment Income to Average Net Assets	2.64%		2.48%	2.56%	2.57%	2.81%	3.00%	2.36%		2.21%	2.35	%(4)	2.29%	2.41%	2.50%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.58%		0.56%	0.55%	0.56%	0.70%	0.83%	0.86%		0.84%	0.83%		0.84%	0.93%	1.33%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	2.59%		2.45%	2.54%	2.54%	2.64%	2.70%	2.31%		2.18%	2.27%		2.26%	2.33%	2.20%
Portfolio Turnover Rate	11%		35%	19%	37%	111%	64%	11%		35%	19%		37%	111%	64%

	Intermediate Tax Exempt Bond Fund(1)
	Class C
	2013	*	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$9.97		$10.12	$9.63	$9.77	$9.63	$9.50

Net Investment Income(2)	0.08		0.15	0.15	0.15	0.16	0.19
Realized and Unrealized Gain (Loss) on Investments	(0.26)		(0.07)	0.56	0.06	0.30	0.16

Total from Investment Operations	(0.18)		0.08	0.71	0.21	0.46	0.35

Contributions of Capital by Affiliate(2)	–	**(3)	–	–	–	–	–

Dividends from Net Investment Income	(0.08)		(0.15)	(0.15)	(0.15)	(0.18)	(0.18)
Distributions from Net Realized Gains	–		(0.08)	(0.07)	(0.20)	(0.14)	(0.04)

Total Distributions	(0.08)		(0.23)	(0.22)	(0.35)	(0.32)	(0.22)

Net Asset Value, End of Period	$9.71		$9.97	$10.12	$9.63	$9.77	$9.63

Total Return†	(1.80)%		0.82%	7.49%	2.21%	4.87%	3.75%

Ratios/Supplemental Data
Net Assets End of Period (000)	$390		$521	$495	$293	$169	$7
Ratio of Expenses to Average Net Assets	1.53%		1.53%	1.53%	1.52%	1.50%	1.53%
Ratio of Net Investment Income to Average Net Assets	1.65%		1.48%	1.55%	1.56%	1.65%	2.00%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.58%		1.56%	1.54%	1.55%	1.56%	1.83%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.60%		1.45%	1.54%	1.53%	1.59%	1.70%
Portfolio Turnover Rate	11%		35%	19%	37%	111%	64%

*	For the six months ended November 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.

(1)

On February 1, 2010, PNC National Tax-Exempt Bond Fund was reorganized into the Allegiant Intermediate Tax Exempt Bond Fund. The activity in the table presented above is for the accounting survivor, PNC National Tax-Exempt Bond Fund, for periods prior to the date of the reorganization and for the combined fund thereafter. The net asset values and other per share information presented above for periods prior to the reorganization have been restated to reflect the share conversion ratios of 0.99731521, 0.99686595, and 1.00306218 for Class I, Class A and Class C shares, respectively. See Note 1 in Notes to Financial Statements.

(2)	Per share data calculated using average shares outstanding method.
(3)

During the six months ended November 30, 2013, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliates’ financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 10 in Notes to Financial Statements.

(4)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.06% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

	Maryland Tax Exempt Bond Fund
	Class I							Class A
	2013	*	2013	2012	2011	2010	2009	2013	*	2013	2012		2011	2010	2009
Net Asset Value, Beginning of Period	$11.41		$11.65	$11.27	$11.25	$11.05	$10.82	$11.41		$11.65	$11.27		$11.24	$11.05	$10.82

Net Investment Income(1)	0.15		0.31	0.32	0.32	0.31	0.35	0.14		0.28	0.29		0.29	0.26	0.29
Realized and Unrealized Gain (Loss) on Investments	(0.41)		(0.15)	0.48	0.02	0.20	0.23	(0.41)		(0.15)	0.48		0.03	0.19	0.23

Total from Investment Operations	(0.26)		0.16	0.80	0.34	0.51	0.58	(0.27)		0.13	0.77		0.32	0.45	0.52

Contributions of Capital by Affiliate(1)	–	**(2)	–	–	–	–	–	–	**(2)	–	–		–	–	–

Dividends from Net Investment Income	(0.15)		(0.31)	(0.32)	(0.32)	(0.31)	(0.35)	(0.14)		(0.28)	(0.29)		(0.29)	(0.26)	(0.29)
Distributions from Net Realized Gains	–		(0.09)	(0.10)	–	–	–	–		(0.09)	(0.10)		–	–	–

Total Distributions	(0.15)		(0.40)	(0.42)	(0.32)	(0.31)	(0.35)	(0.14)		(0.37)	(0.39)		(0.29)	(0.26)	(0.29)

Net Asset Value, End of Period	$11.00		$11.41	$11.65	$11.27	$11.25	$11.05	$11.00		$11.41	$11.65		$11.27	$11.24	$11.05

Total Return†	(2.23)%		1.35%	7.23%	3.08%	4.65%	5.46%	(2.37)%		1.06%	6.96%		2.88%	4.11%	4.94%

Ratios/Supplemental Data
Net Assets End of Period (000)	$60,773		$66,494	$73,197	$71,256	$78,154	$67,455	$648		$677	$832		$725	$635	$614
Ratio of Expenses to Average Net Assets	0.53%		0.53%	0.53%	0.53%	0.52%	0.53%	0.81%		0.81%	0.78	%(3)	0.81%	0.95%	1.03%
Ratio of Net Investment Income to Average Net Assets	2.79%		2.68%	2.79%	2.86%	2.75%	3.21%	2.51%		2.39%	2.54	%(3)	2.57%	2.32%	2.71%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.56%		0.56%	0.55%	0.56%	0.75%	0.93%	0.84%		0.84%	0.83%		0.84%	1.19%	1.43%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	2.76%		2.65%	2.77%	2.83%	2.52%	2.81%	2.48%		2.36%	2.49%		2.54%	2.08%	2.31%
Portfolio Turnover Rate	0%		14%	21%	19%	43%	29%	0%		14%	21%		19%	43%	29%

	Maryland Tax Exempt Bond Fund
	Class C
	2013	*	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.40		$11.65	$11.27	$11.25	$11.05	$10.83

Net Investment Income(1)	0.10		0.19	0.20	0.21	0.20	0.24
Realized and Unrealized Gain (Loss) on Investments	(0.41)		(0.16)	0.48	0.02	0.20	0.22

Total from Investment Operations	(0.31)		0.03	0.68	0.23	0.40	0.46

Contributions of Capital by Affiliate(1)	–	**(2)	–	–	–	–	–

Dividends from Net Investment Income	(0.10)		(0.19)	(0.20)	(0.21)	(0.20)	(0.24)
Distributions from Net Realized Gains	–		(0.09)	(0.10)	–	–	–

Total Distributions	(0.10)		(0.28)	(0.30)	(0.21)	(0.20)	(0.24)

Net Asset Value, End of Period	$10.99		$11.40	$11.65	$11.27	$11.25	$11.05

Total Return†	(2.72)%		0.23%	6.08%	2.07%	3.61%	4.29%

Ratios/Supplemental Data
Net Assets End of Period (000)	$53		$54	$1	$1	$12	$12
Ratio of Expenses to Average Net Assets	1.51%		1.50%	1.51%	1.48%	1.52%	1.53%
Ratio of Net Investment Income to Average Net Assets	1.81%		1.65%	1.71%	1.88%	1.75%	2.21%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.54%		1.54%	1.51%	1.50%	1.76%	1.93%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.78%		1.61%	1.71%	1.86%	1.51%	1.81%
Portfolio Turnover Rate	0%		14%	21%	19%	43%	29%

*	For the six months ended November 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.
(2)

During the six months ended November 30, 2013, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliates’ financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 10 in Notes to Financial Statements.

(3)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.03% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 3,
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Michigan Intermediate Municipal Bond Fund
	Class I							Class A
	2013	*	2013	2012	2011	2010	2009	2013	*	2013	2012		2011	2010	2009
Net Asset Value, Beginning of Period	$9.61		$9.85	$9.71	$9.98	$9.96	$10.07	$9.61		$9.85	$9.71		$9.98	$9.96	$10.06

Net Investment Income(1)	0.13		0.24	0.28	0.32	0.36	0.38	0.12		0.21	0.26		0.30	0.33	0.36
Realized and Unrealized Gain (Loss) on Investments	(0.29)		(0.13)	0.49	0.05	0.11	– **	(0.29)		(0.13)	0.49		0.04	0.11	0.01

Total from Investment Operations	(0.16)		0.11	0.77	0.37	0.47	0.38	(0.17)		0.08	0.75		0.34	0.44	0.37

Contributions of Capital by Affiliate(1)	–	**(2)	–	–	–	–	–	–	**(2)	–	–		–	–	–

Dividends from Net Investment Income	(0.13)		(0.24)	(0.28)	(0.32)	(0.36)	(0.38)	(0.12)		(0.21)	(0.26)		(0.29)	(0.33)	(0.36)
Distributions from Net Realized Gains	–		(0.11)	(0.35)	(0.32)	(0.08)	(0.11)	–		(0.11)	(0.35)		(0.32)	(0.08)	(0.11)

Total Distributions	(0.13)		(0.35)	(0.63)	(0.64)	(0.45)	(0.49)	(0.12)		(0.32)	(0.61)		(0.61)	(0.42)	(0.47)

Net Asset Value, End of Period	$9.32		$9.61	$9.85	$9.71	$9.98	$9.96	$9.32		$9.61	$9.85		$9.71	$9.98	$9.96

Total Return†	(1.63)%		1.09%	8.16%	3.85%	4.78%	3.92%	(1.77)%		0.82%	7.92%		3.58%	4.49%	3.76%

Ratios/Supplemental Data
Net Assets End of Period (000)	$8,825		$12,052	$12,722	$15,019	$21,843	$26,883	$5,405		$5,770	$6,248		$7,572	$10,817	$10,808
Ratio of Expenses to Average Net Assets	0.76%		0.76%	0.69%	0.66%	0.62%	0.62%	1.03%		1.03%	0.92	%(3)	0.93%	0.89%	0.88%
Ratio of Net Investment Income to Average Net Assets	2.87%		2.43%	2.83%	3.26%	3.63%	3.86%	2.59%		2.16%	2.61	%(3)	3.00%	3.35%	3.60%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.76%		0.76%	0.69%	0.66%	0.62%	0.68%	1.03%		1.03%	0.96%		0.93%	0.89%	0.93%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	2.87%		2.43%	2.83%	3.26%	3.63%	3.80%	2.59%		2.16%	2.57%		3.00%	3.35%	3.55%
Portfolio Turnover Rate	5%		16%	35%	22%	16%	6%	5%		16%	35%		22%	16%	6%

	Michigan Intermediate Municipal Bond Fund
	Class C
	2013	*	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$9.63		$9.87	$9.73	$10.00	$9.98	$10.09

Net Investment Income(1)	0.09		0.13	0.18	0.22	0.26	0.29
Realized and Unrealized Gain (Loss) on Investments	(0.29)		(0.12)	0.49	0.05	0.11	– **

Total from Investment Operations	(0.20)		0.01	0.67	0.27	0.37	0.29

Contributions of Capital by Affiliate(1)	–	**(2)	–	–	–	–	–

Dividends from Net Investment Income	(0.09)		(0.14)	(0.18)	(0.22)	(0.26)	(0.29)
Distributions from Net Realized Gains	–		(0.11)	(0.35)	(0.32)	(0.08)	(0.11)

Total Distributions	(0.09)		(0.25)	(0.53)	(0.54)	(0.35)	(0.40)

Net Asset Value, End of Period	$9.34		$9.63	$9.87	$9.73	$10.00	$9.98

Total Return†	(2.12)%		0.08%	7.07%	2.83%	3.73%	2.89%

Ratios/Supplemental Data
Net Assets End of Period (000)	$117		$120	$90	$71	$73	$82
Ratio of Expenses to Average Net Assets	1.76%		1.76%	1.69%	1.66%	1.62%	1.61%
Ratio of Net Investment Income to Average Net Assets	1.85%		1.37%	1.81%	2.26%	2.62%	2.84%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.76%		1.76%	1.69%	1.66%	1.62%	1.66%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.85%		1.37%	1.81%	2.26%	2.62%	2.79%
Portfolio Turnover Rate	5%		16%	35%	22%	16%	6%

*	For the six months ended November 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.
(2)

During the six months ended November 30, 2013, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliates’ financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 10 in Notes to Financial Statements.

(3)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.05% impact to Class A ratios. Exclud- ing this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

	Ohio Intermediate Tax Exempt Bond Fund
	Class I							Class A
	2013	*	2013	2012	2011	2010	2009	2013	*	2013	2012		2011	2010	2009
Net Asset Value, Beginning of Period	$11.39		$11.70	$11.34	$11.40	$11.28	$11.09	$11.35		$11.66	$11.31		$11.36	$11.25	$11.05

Net Investment Income(1)	0.16		0.34	0.35	0.36	0.38	0.40	0.15		0.31	0.33		0.33	0.35	0.37
Realized and Unrealized Gain (Loss) on Investments	(0.31)		(0.17)	0.57	0.07	0.17	0.19	(0.30)		(0.17)	0.56		0.08	0.16	0.20

Total from Investment Operations	(0.15)		0.17	0.92	0.43	0.55	0.59	(0.15)		0.14	0.89		0.41	0.51	0.57

Contributions of Capital by Affiliate(1)	–	**(2)	–	–	–	–	–	–	**(2)	–	–		–	–	–

Dividends from Net Investment Income	(0.16)		(0.34)	(0.35)	(0.36)	(0.38)	(0.40)	(0.15)		(0.31)	(0.33)		(0.33)	(0.35)	(0.37)
Distributions from Net Realized Gains	–		(0.14)	(0.21)	(0.13)	(0.05)	–	–		(0.14)	(0.21)		(0.13)	(0.05)	–

Total Distributions	(0.16)		(0.48)	(0.56)	(0.49)	(0.43)	(0.40)	(0.15)		(0.45)	(0.54)		(0.46)	(0.40)	(0.37)

Net Asset Value, End of Period	$11.08		$11.39	$11.70	$11.34	$11.40	$11.28	$11.05		$11.35	$11.66		$11.31	$11.36	$11.25

Total Return†	(1.27)%		1.47%	8.29%	3.85%	5.00%	5.43%	(1.33)%		1.18%	7.98%		3.66%	4.61%	5.27%

Ratios/Supplemental Data
Net Assets End of Period (000)	$61,171		$76,086	$82,881	$86,010	$96,103	$100,947	$5,886		$6,567	$7,843		$9,887	$11,660	$12,439
Ratio of Expenses to Average Net Assets	0.57%		0.56%	0.55%	0.55%	0.54%	0.57%	0.85%		0.84%	0.76	%(3)	0.83%	0.83%	0.82%
Ratio of Net Investment Income to Average Net Assets	2.96%		2.93%	3.03%	3.17%	3.37%	3.60%	2.68%		2.65%	2.83	%(3)	2.89%	3.08%	3.34%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.57%		0.56%	0.55%	0.55%	0.54%	0.62%	0.85%		0.84%	0.83%		0.83%	0.83%	0.87%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	2.96%		2.93%	3.03%	3.17%	3.37%	3.55%	2.68%		2.65%	2.76%		2.89%	3.08%	3.29%
Portfolio Turnover Rate	5%		15%	14%	14%	33%	11%	5%		15%	14%		14%	33%	11%

	Ohio Intermediate Tax Exempt Bond Fund
	Class C
	2013	*	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.32		$11.63	$11.28	$11.35	$11.23	$11.04

Net Investment Income(1)	0.11		0.22	0.23	0.24	0.26	0.29
Realized and Unrealized Gain (Loss) on Investments	(0.30)		(0.17)	0.56	0.06	0.18	0.19

Total from Investment Operations	(0.19)		0.05	0.79	0.30	0.44	0.48

Contributions of Capital by Affiliate(1)	–	**(2)	–	–	–	–	–

Dividends from Net Investment Income	(0.11)		(0.22)	(0.23)	(0.24)	(0.26)	(0.29)
Distributions from Net Realized Gains	–		(0.14)	(0.21)	(0.13)	(0.05)	–

Total Distributions	(0.11)		(0.36)	(0.44)	(0.37)	(0.32)	(0.29)

Net Asset Value, End of Period	$11.02		$11.32	$11.63	$11.28	$11.35	$11.23

Total Return†	(1.69)%		0.45%	7.16%	2.73%	3.96%	4.43%

Ratios/Supplemental Data
Net Assets End of Period (000)	$445		$620	$692	$1,009	$976	$635
Ratio of Expenses to Average Net Assets	1.57%		1.56%	1.55%	1.55%	1.55%	1.54%
Ratio of Net Investment Income to Average Net Assets	1.96%		1.94%	2.04%	2.17%	2.34%	2.62%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.57%		1.56%	1.55%	1.55%	1.55%	1.59%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.96%		1.94%	2.04%	2.17%	2.34%	2.57%
Portfolio Turnover Rate	5%		15%	14%	14%	33%	11%

*	For the six months ended November 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.
(2)

During the six months ended November 30, 2013, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliates’ financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 10 in Notes to Financial Statements.

(3)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 3
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Pennsylvania Intermediate Municipal Bond Fund
	Class I							Class A
	2013	*	2013	2012	2011	2010	2009	2013	*	2013	2012		2011	2010	2009
Net Asset Value, Beginning of Period	$10.40		$10.65	$10.32	$10.67	$10.50	$10.40	$10.42		$10.67	$10.34		$10.69	$10.52	$10.42

Net Investment Income(1)	0.14		0.28	0.30	0.31	0.32	0.34	0.13		0.25	0.28		0.28	0.29	0.32
Realized and Unrealized Gain (Loss) on Investments	(0.42)		(0.15)	0.50	0.06	0.22	0.18	(0.42)		(0.15)	0.50		0.06	0.22	0.18
Total from Investment Operations	(0.28)		0.13	0.80	0.37	0.54	0.52	(0.29)		0.10	0.78		0.34	0.51	0.50

Contributions of Capital by Affiliate(1)	–	**(2)	–	–	–	–	–	–	**(2)	–	–		–	–	–

Dividends from Net Investment Income	(0.14)		(0.28)	(0.30)	(0.31)	(0.32)	(0.34)	(0.13)		(0.25)	(0.28)		(0.28)	(0.29)	(0.32)
Distributions from Net Realized Gains	–		(0.10)	(0.17)	(0.41)	(0.05)	(0.08)	–		(0.10)	(0.17)		(0.41)	(0.05)	(0.08)

Total Distributions	(0.14)		(0.38)	(0.47)	(0.72)	(0.37)	(0.42)	(0.13)		(0.35)	(0.45)		(0.69)	(0.34)	(0.40)

Net Asset Value, End of Period	$9.98		$10.40	$10.65	$10.32	$10.67	$10.50	$10.00		$10.42	$10.67		$10.34	$10.69	$10.52

Total Return†	(2.69)%		1.19%	7.91%	3.71%	5.26%	5.18%	(2.81)%		0.92%	7.65%		3.43%	4.97%	4.92%

Ratios/Supplemental Data
Net Assets End of Period (000)	$16,654		$22,931	$27,933	$26,114	$28,931	$32,304	$2,118		$2,732	$3,089		$3,061	$3,932	$2,738
Ratio of Expenses to Average Net Assets	0.66%		0.64%	0.61%	0.61%	0.59%	0.60%	0.93%		0.91%	0.85	%(3)	0.88%	0.87%	0.85%
Ratio of Net Investment Income to Average Net Assets	2.81%		2.62%	2.85%	2.96%	3.03%	3.32%	2.54%		2.35%	2.62	%(3)	2.69%	2.71%	3.06%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.66%		0.64%	0.61%	0.61%	0.59%	0.65%	0.93%		0.91%	0.88%		0.88%	0.87%	0.90%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	2.81%		2.62%	2.85%	2.96%	3.03%	3.27%	2.54%		2.35%	2.59%		2.69%	2.71%	3.01%
Portfolio Turnover Rate	7%		20%	21%	14%	55%	17%	7%		20%	21%		14%	55%	17%

	Pennsylvania Intermediate Municipal Bond Fund
	Class C
	2013	*	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.41		$10.66	$10.34	$10.69	$10.51	$10.41

Net Investment Income(1)	0.09		0.17	0.20	0.20	0.21	0.23
Realized and Unrealized Gain (Loss) on Investments	(0.42)		(0.15)	0.49	0.07	0.23	0.19

Total from Investment Operations	(0.33)		0.02	0.69	0.27	0.44	0.42

Contributions of Capital by Affiliate(1)	–	**(2)	–	–	–	–	–

Dividends from Net Investment Income	(0.09)		(0.17)	(0.20)	(0.21)	(0.21)	(0.24)
Distributions from Net Realized Gains	–		(0.10)	(0.17)	(0.41)	(0.05)	(0.08)

Total Distributions	(0.09)		(0.27)	(0.37)	(0.62)	(0.26)	(0.32)

Net Asset Value, End of Period	$9.99		$10.41	$10.66	$10.34	$10.69	$10.51

Total Return†	(3.17)%		0.19%	6.73%	2.69%	4.30%	4.15%

Ratios/Supplemental Data
Net Assets End of Period (000)	$711		$790	$1,037	$1,015	$1,954	$1,768
Ratio of Expenses to Average Net Assets	1.66%		1.64%	1.61%	1.61%	1.60%	1.58%
Ratio of Net Investment Income to Average Net Assets	1.81%		1.62%	1.86%	1.93%	2.02%	2.24%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.66%		1.64%	1.61%	1.61%	1.60%	1.61%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.81%		1.62%	1.86%	1.93%	2.02%	2.21%
Portfolio Turnover Rate	7%		20%	21%	14%	55%	17%

*	For the six months ended November 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.
(2)

During the six months ended November 30, 2013, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliates’ financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 10 in Notes to Financial Statements.

(3)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.03% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

	Tax Exempt Limited Maturity Bond Fund
	Class I							Class A
	2013	*	2013	2012	2011	2010	2009	2013	*	2013	2012		2011	2010	2009
Net Asset Value, Beginning of Period	$10.52		$10.64	$10.44	$10.39	$10.26	$10.07	$10.53		$10.64	$10.45		$10.39	$10.27	$10.07

Net Investment Income(1)	0.07		0.17	0.19	0.20	0.23	0.27	0.06		0.14	0.17		0.17	0.18	0.22
Realized and Unrealized Gain (Loss) on Investments	(0.09)		(0.10)	0.20	0.05	0.13	0.19	(0.10)		(0.09)	0.19		0.06	0.12	0.20

Total from Investment Operations	(0.02)		0.07	0.39	0.25	0.36	0.46	(0.04)		0.05	0.36		0.23	0.30	0.42

Contributions of Capital by Affiliate(1)	–	**(2)	–	–	–	–	–	–	**(2)	–	–		–	–	–

Dividends from Net Investment Income	(0.07)		(0.17)	(0.19)	(0.20)	(0.23)	(0.27)	(0.06)		(0.14)	(0.17)		(0.17)	(0.18)	(0.22)
Distributions from Net Realized Gains	–		(0.02)	–	–	–	–	–		(0.02)	–		–	–	–

Total Distributions	(0.07)		(0.19)	(0.19)	(0.20)	(0.23)	(0.27)	(0.06)		(0.16)	(0.17)		(0.17)	(0.18)	(0.22)

Net Asset Value, End of Period	$10.43		$10.52	$10.64	$10.44	$10.39	$10.26	$10.43		$10.53	$10.64		$10.45	$10.39	$10.27

Total Return†	(0.15)%		0.67%	3.78%	2.40%	3.53%	4.61%	(0.36)%		0.49%	3.45%		2.21%	2.98%	4.20%

Ratios/Supplemental Data
Net Assets End of Period (000)	$151,480		$145,668	$140,442	$128,926	$119,047	$75,564	$468		$541	$526		$522	$815	$927
Ratio of Expenses to Average Net Assets	0.53%		0.53%	0.53%	0.53%	0.52%	0.53%	0.81%		0.81%	0.76	%(3)	0.81%	0.96%	1.03%
Ratio of Net Investment Income to Average Net Assets	1.41%		1.60%	1.81%	1.89%	2.21%	2.63%	1.16%		1.32%	1.59	%(3)	1.61%	1.77%	2.13%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.54%		0.55%	0.53%	0.55%	0.71%	0.87%	0.82%		0.83%	0.82%		0.83%	1.16%	1.37%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.40%		1.58%	1.81%	1.87%	2.02%	2.29%	1.15%		1.30%	1.53%		1.59%	1.57%	1.79%
Portfolio Turnover Rate	25%		51%	19%	43%	79%	77%	25%		51%	19%		43%	79%	77%

*	For the six months ended November 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.
(2)

During the six months ended November 30, 2013, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliates’ financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 10 in Notes to Financial Statements.

(3)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.05% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

P N C  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 3  ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 1.7%
Automotive — 0.8%
BMW Vehicle Lease Trust,
Series 2013-1, Cl A3
0.540%, 09/21/15	$250	$250
Nissan Auto Lease Trust,
Series 2013-A, Cl A3
0.610%, 04/15/16	300	300
Volkswagen Auto Lease Trust,
Series 2013-A, Cl A3
0.840%, 07/20/16	1,000	1,003

		1,553

Credit Cards — 0.7%
GE Capital Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	1,435	1,425

Utilities — 0.2%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	250	252
JCP&L Transition Funding LLC,
Series 2002-A, Cl A3
5.810%, 12/05/15	111	111

		363

Total Asset Backed Securities (Cost $3,347)		3,341

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.2%
Credit Suisse First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (A)	3,220	3,418
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C10, Cl A4
4.748%, 02/15/41	15	15
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Cl A3
5.679%, 10/15/48	935	941
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Cl A2
5.421%, 04/15/47	16	16

Total Commercial Mortgage-Backed Securities (Cost $4,214)		4,390

CORPORATE BONDS — 29.3%
Automotive — 0.5%
BorgWarner
4.625%, 09/15/20	430	454
Johnson Controls
5.000%, 03/30/20	475	519

		973

Cable — 2.0%
21st Century Fox America
8.450%, 08/01/34	515	670
Comcast
4.250%, 01/15/33	405	375
DIRECTV Holdings LLC
4.600%, 02/15/21	925	947

	Par (000)	Value (000)

Discovery Communications LLC
3.300%, 05/15/22	$460	$441
Historic TW
6.625%, 05/15/29	566	652
Thomson Reuters
4.300%, 11/23/23	200	200
Viacom
4.250%, 09/01/23	35	35
3.250%, 03/15/23	810	756

		4,076

Consumer Discretionary — 0.5%
Carnival
3.950%, 10/15/20	310	312
Hasbro
6.300%, 09/15/17	554	634
Whirlpool (MTN)
3.700%, 03/01/23	150	145

		1,091

Energy — 3.4%
Boardwalk Pipelines LP
3.375%, 02/01/23	573	524
BP Capital Markets PLC
3.245%, 05/06/22	520	509
Burlington Resources Finance
7.200%, 08/15/31	450	584
EQT
8.125%, 06/01/19	585	719
Kerr-McGee
7.875%, 09/15/31	360	458
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	632	740
NexenEnergyULC
5.875%, 03/10/35	403	431
ONEOK Partners LP
6.125%, 02/01/41	195	205
Petrobras Global Finance BV
2.000%, 05/20/16	240	240
Petrobras International Finance
3.875%, 01/27/16	705	729
Petroleos Mexicanos
6.000%, 03/05/20	385	426
Weatherford International
5.125%, 09/15/20	790	845
Williams Partners LP
4.125%, 11/15/20	425	437

		6,847

Financials — 7.2%
Abbey National Treasury Services PLC
3.050%, 08/23/18	160	166
Bank of America
5.625%, 07/01/20	1,000	1,144
Bank of America (MTN)
3.300%, 01/11/23	250	237
Bank of New York Mellon
3.550%, 09/23/21	210	215
Bank of Nova Scotia
1.375%, 12/18/17	625	619
BBVA US Senior SA Unipersonal
3.250%, 05/16/14	450	454

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Capital One Financial
6.150%, 09/01/16	$15	$17
3.500%, 06/15/23	858	815
Citigroup
5.500%, 09/13/25	315	333
5.300%, 01/07/16	365	396
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.950%, 11/09/22	450	436
Credit Suisse
5.400%, 01/14/20	175	194
Fifth Third Bancorp
4.300%, 01/16/24	465	461
FordMotorCreditLLC
6.625%, 08/15/17	400	467
General Electric Capital
5.300%, 02/11/21	260	289
HSBC Bank USA NA
4.875%, 08/24/20	350	380
HSBC Holdings PLC
5.100%, 04/05/21	520	577
JPMorgan Chase
6.125%, 06/27/17	695	792
4.625%, 05/10/21	545	587
3.375%, 05/01/23	235	218
Korea Development Bank
1.000%, 01/22/16	500	496
Merrill Lynch
6.050%, 05/16/16	425	471
Morgan Stanley
4.875%, 11/01/22	585	601
4.750%, 03/22/17	545	599
Nordea Bank AB
4.875%, 05/13/21 144A	575	601
Royal Bank of Canada
1.200%, 09/19/18	1,005	1,005
Santander US Debt SA Unipersonal
3.724%, 01/20/15 144A	600	608
Wachovia Capital Trust III
5.570%, 03/29/49(A)	550	512
Westpac Banking
2.250%, 07/30/18	735	747

		14,437

Food, Beverage & Tobacco — 0.6%
Diageo Capital PLC
2.625%, 04/29/23	755	693
PepsiCo
2.750%, 03/01/23	500	464

		1,157

Healthcare — 0.9%
Johnson & Johnson
5.950%, 08/15/37	463	558
Life Technologies
5.000%, 01/15/21	450	484
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/21	735	720

		1,762

	Par (000)	Value (000)

Industrials — 1.6%
Amphenol
4.000%, 02/01/22	$735	$723
Arrow Electronics
4.500%, 03/01/23	105	103
Avnet
5.875%, 06/15/20	350	372
Caterpillar
3.900%, 05/27/21	945	992
CRH America
4.125%, 01/15/16	610	647
General Electric
4.125%, 10/09/42	500	457

		3,294

Insurance — 1.7%
Assurant
2.500%, 03/15/18	500	496
Berkshire Hathaway
3.750%, 08/15/21	575	598
Berkshire Hathaway Finance
4.250%, 01/15/21	430	461
MetLife
6.400%, 12/15/66	520	533
Reinsurance Group of America
6.450%, 11/15/19	625	732
XLIT
2.300%, 12/15/18	510	510

		3,330

Materials — 2.0%
Allegheny Technologies
5.875%, 08/15/23	435	443
ArcelorMittal
7.500%, 10/15/39	435	424
Freeport-McMoRan Copper & Gold
3.550%, 03/01/22	985	918
Fresnillo PLC
5.500%, 11/13/23 144A	500	491
Goldcorp
2.125%, 03/15/18	670	658
International Paper
7.500%, 08/15/21	560	691
Newmont Mining
3.500%, 03/15/22	555	480

		4,105

Metals & Mining — 0.4%
BHP Billiton Finance USA
5.000%, 09/30/43	280	283
Rio Tinto Finance USA PLC
2.250%, 12/14/18	615	618

		901

Real Estate Investment Trusts — 1.9%
American Campus Communities Operating Partnership LP
3.750%, 04/15/23	465	439
Digital Realty Trust LP
5.875%, 02/01/20	845	921
Health Care REIT
5.250%, 01/15/22	570	614

See Notes to Financial Statements.

P N C  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 3  ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Real Estate Investment Trusts — continued
ProLogis LP
6.875%, 03/15/20	$617	$730
4.250%, 08/15/23	340	340
Realty Income
5.750%, 01/15/21	410	458
3.250%, 10/15/22	275	254

		3,756

Retail — 1.4%
Advance Auto Parts
5.750%, 05/01/20	270	296
4.500%, 01/15/22	75	76
Darden Restaurants
3.350%, 11/01/22	635	549
Kroger
6.400%, 08/15/17	10	11
3.850%, 08/01/23	200	197
3.400%, 04/15/22	440	426
Safeway
4.750%, 12/01/21#	460	467
Wal-Mart Stores
5.250%, 09/01/35	800	861

		2,883

Sovereign Agency — 0.0%
Province of Ontario Canada
0.950%, 05/26/15	35	35

Technology — 1.9%
Apple
2.400%, 05/03/23	735	666
Autodesk
1.950%, 12/15/17	500	497
Hewlett-Packard
4.375%, 09/15/21	975	981
KLA-Tencor
6.900%, 05/01/18	502	590
Oracle
3.625%, 07/15/23	500	497
Xerox
6.400%, 03/15/16	499	554

		3,785

Telecommunications — 1.2%
America Movil SAB de CV
5.000%, 03/30/20	430	467
AT&T
6.300%, 01/15/38	280	303
GTE
6.940%, 04/15/28	830	952
Telefonica Emisiones SA Unipersonal
3.992%, 02/16/16	260	274
Verizon Communications
6.400%, 09/15/33	325	363

		2,359

Transportation — 0.4%
ERAC USA Finance LLC
5.625%, 03/15/42 144A	200	203
Kansas City Southern de Mexico SA de CV
0.937%, 10/28/16 (A) 144A	300	300

	Par (000)	Value (000)

Penske Truck Leasing LP
3.750%, 05/11/17 144A	$300	$317

		820

Utilities — 1.7%
Duke Energy
3.550%, 09/15/21	390	395
Duke Energy Carolinas LLC
4.000%, 09/30/42	470	424
Exelon Generation LLC
4.000%, 10/01/20	767	767
MidAmerican Energy Holdings
6.125%, 04/01/36	425	481
NextEra Energy Capital Holdings
4.500%, 06/01/21	410	428
PPL Capital Funding
3.500%, 12/01/22	545	519
Puget Sound Energy
5.757%, 10/01/39	372	421
Toledo Edison
7.250%, 05/01/20	26	31

		3,466

Total Corporate Bonds (Cost $58,689)		59,077

MUNICIPAL BOND — 0.3%
Texas — 0.3%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	555	603

Total Municipal Bond (Cost $568)		603

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 21.5%
Federal Home Loan Mortgage Corporation — 1.4%
9.500%, 10/01/20	25	27
8.500%, 09/01/16	1	1
8.000%, 07/01/25	30	34
7.500%, 09/01/30	–	–
6.000%, 09/01/19	9	10
5.500%, 06/01/33	–	–
4.500%, 07/01/40	1,035	1,104
3.500%, 06/01/42	1,567	1,579
2.558%, 01/01/36 (A)	8	8
2.540%, 12/01/36 (A)	8	9

		2,772

Federal National Mortgage Association — 16.8%
9.000%, 11/01/24	53	63
8.000%, 03/01/31	1	1
6.000%, 09/01/37	4	4
6.000%, 09/01/38	1,305	1,455
5.500%, 12/01/33	1,216	1,336
5.500%, 05/01/35	361	395
5.500%, 03/01/36	34	37
5.000%, 08/01/37	6	7
5.000%, 03/01/40	1,525	1,667
4.500%, 02/01/39	12	13
4.500%, 10/01/39	4,114	4,392

See Notes to Financial Statements.

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
4.500%, 07/01/40	$44	$47
4.500%, 04/01/41	679	726
4.000%, 03/01/26	827	880
4.000%, 09/01/39	25	26
4.000%, 11/01/40	1,759	1,836
4.000%, 01/01/41	1,222	1,279
4.000%, 02/01/41	1,240	1,294
4.000%, 11/01/41	43	45
4.000%, 12/01/41	1,110	1,158
4.000%, 02/01/42	963	1,006
4.000%, 07/01/42	1,402	1,464
3.500%, 09/01/26	1,526	1,608
3.500%, 03/01/41	1,703	1,719
3.500%, 06/01/42	1,904	1,922
3.500%, 08/01/42	46	47
3.500%, 10/01/42	1,846	1,863
3.500%, 11/01/42	1,403	1,416
3.500%, 02/01/43	1,883	1,901
3.000%, 06/01/27	816	842
3.000%, 10/01/27	721	744
3.000%, 11/01/27	867	895
3.000%, 11/01/42	1,821	1,759
2.113%, 08/01/35 (A)	7	7
0.500%, 05/27/15	50	50

		33,904

Government National Mortgage Association — 3.3%
8.500%, 11/15/21	27	27
8.500%, 07/15/22	5	6
8.250%, 04/20/17	1	2
8.000%, 01/15/30	178	206
6.500%, 06/15/32	54	62
6.000%, 01/15/32	1	1
4.500%, 07/15/39	906	975
4.500%, 10/20/43	948	1,024
4.000%, 09/15/41	1,396	1,481
4.000%, 10/20/43	958	1,012
3.500%, 07/15/42	22	22
3.500%, 12/20/42	1,720	1,759

		6,577

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $43,076)		43,253

U.S. TREASURY OBLIGATIONS — 42.4%
U.S. Treasury Bonds — 5.9%
4.500%, 02/15/36	6,266	7,110
3.750%, 08/15/41	4,900	4,887

		11,997

U.S. Treasury Notes — 36.5%
3.000%, 09/30/16	4,470	4,780
2.625%, 01/31/18	1,305	1,388
2.625%, 11/15/20	2,770	2,873

	Par (000)	Value (000)

2.250%, 01/31/15	$18,110	$18,546
1.625%, 08/15/22	3,205	2,976
1.500%, 08/31/18	8,605	8,692
1.250%, 10/31/15	6,525	6,646
0.375%, 01/15/16	8,520	8,531
0.250%, 09/15/14	2,500	2,502
0.250%, 01/31/15	16,520	16,533

		73,467

Total U.S. Treasury Obligations (Cost $85,892)		85,464

	Number of Shares
MONEY MARKET FUND — 2.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	4,241,427	4,241

Total Money Market Fund (Cost $4,241)		4,241

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 99.5% (Cost $200,027)		200,369

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.2%

Money Market Fund — 0.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	481,823	482

Total Short Term Investment Purchased with Collateral From Securities Loaned (Cost $482)‡		482

TOTAL INVESTMENTS — 99.7% (Cost $200,509)*		200,851

Other Assets & Liabilities – 0.3%		554

TOTAL NET ASSETS — 100.0%		$201,405

* Aggregate cost for Federal income tax purposes is (000) $201,382.

Gross unrealized appreciation (000)	$1,897
Gross unrealized depreciation (000)	(2,428)

Net unrealized depreciation (000)	$(531)

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 462 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2013.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $2,520 (000) and represents 1.3% of net assets as of November 30, 2013.

See Notes to Financial Statements.

P N C  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 3  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset Backed Securities	$–	$3,341	$–	$3,341

Commercial Mortgage-Backed Securities	–	4,390	–	4,390

Corporate Bonds	–	59,077	–	59,077

Money Market Fund	4,241	–	–	4,241

Municipal Bond	–	603	–	603

Short Term Investment Purchasedwith Collateral From Securities Loaned	482	–	–	482

U.S. Government Agency Mortgage- Backed Obligations	–	43,253	–	43,253

U.S. Treasury Obligations	–	85,464	–	85,464

Total Assets - Investments in Securities	$4,723	$196,128	$–	$200,851

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2013, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$482	$–	$482

Total Liabilities - Collateral Receivedfor Loaned Securities	$–	$482	$–	$482

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2013.

See Notes to Financial Statements.

P N C  G o v e r n m e n t  M o r t a g e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 3  ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 95.7%
Federal Home Loan Mortgage Corporation — 10.5%
9.000%, 04/01/16 to 09/01/20	$23	$24
8.500%, 11/01/18 to 01/01/22	25	27
8.000%, 02/01/17 to 03/01/22	19	20
7.000%, 05/01/31	19	21
6.000%, 10/01/32	193	215
5.500%, 03/01/28	114	127
4.500%, 03/01/40 to 07/01/40	2,620	2,812
4.000%, 09/01/40 to 01/01/41	1,150	1,197
3.500%, 06/01/42 to 12/01/42	2,678	2,698
3.000%, 04/01/43	535	515

		7,656

Federal National Mortgage Association — 69.9%
10.000%, 06/01/21	5	5
9.000%, 02/01/17 to 10/01/19	5	5
8.500%, 11/01/21 to 09/01/23	10	12
8.000%, 02/01/23 to 03/01/23	5	6
7.500%, 09/01/22 to 07/01/31	119	142
7.000%, 12/01/15 to 09/01/31	60	64
6.500%, 04/01/16 to 02/01/38	1,749	1,950
6.000%, 11/01/35 to 01/01/37	2,098	2,332
5.500%, 09/01/17 to 01/01/35	3,208	3,514
5.000%, 10/01/35 to 10/01/39	2,615	2,856
4.500%, 06/01/20 to 08/01/40	8,405	9,021
4.000%, 07/01/25 to 03/01/42	8,411	8,795
3.500%, 08/01/26 to 01/01/43	13,353	13,586
3.000%, 04/01/27 to 12/01/42	6,928	6,879
2.500%, 03/01/28	1,605	1,604

		50,771

Government National Mortgage Association — 15.3%
14.000%, 07/15/14 to 02/15/15	1	1
13.500%, 07/15/14 to 01/20/15	5	5
13.000%, 08/15/14 to 06/15/15	4	4
12.500%, 12/15/13 to 11/20/15	10	10
12.000%, 03/15/14 to 08/15/15	15	15
11.500%, 08/15/14	0	0
9.250%, 12/20/16 to 05/15/21	24	24
9.000%, 04/15/16 to 11/15/24	107	115
8.750%, 12/15/16	21	21
8.500%, 02/15/17 to 09/15/24	98	105
8.000%, 04/15/17 to 05/20/30	242	278
7.500%, 09/20/15 to 09/20/30	360	392
7.000%, 09/20/15 to 06/15/32	652	742
6.500%, 07/15/28 to 09/15/31	81	91
5.000%, 10/15/39	1,543	1,687
4.500%, 03/15/39 to 08/15/39	2,630	2,842
4.000%, 09/15/39 to 10/15/41	2,788	2,952
3.500%, 07/15/42 to 01/20/43	1,815	1,856

		11,140

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $68,762)		69,567

	Par (000)	Value (000)
U.S. TREASURY OBLIGATION — 2.9%
U.S. Treasury Note — 2.9%
0.375%, 02/15/16	$2,135	$2,137

Total U.S. Treasury Obligation (Cost $2,136)		2,137

COLLATERALIZED MORTGAGE OBLIGATION — 0.1%
Freddie Mac, Series 1273, Cl Z
7.500%, 05/15/22	30	34

Total Collateralized Mortgage Obligation (Cost $30)		34

	Number of Shares
MONEY MARKET FUND — 1.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	880,046	880

Total Money Market Fund (Cost $880)		880

TOTAL INVESTMENTS — 99.9% (Cost $71,808)*		72,618

Other Assets & Liabilities – 0.1%		45

TOTAL NET ASSETS — 100.0%		$72,663

* Aggregate cost for Federal income tax purposes is (000) $71,809.

Gross unrealized appreciation (000)	$2,213
Gross unrealized depreciation (000)	(1,404)

Net unrealized appreciation (000)	$809

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

P N C  G o v e r n m e n t  M o r t g a g e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 3  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Collateralized Mortgage Obligation	$–	$34	$–	$34

Money Market Fund	880	–	–	880

U.S. Government Agency Mortgage- Backed Obligations	–	69,567	–	69,567

U.S. Treasury Obligation	–	2,137	–	2,137

Total Assets - Investments in Securities	$880	$71,738	$–	$72,618

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2013.

See Notes to Financial Statements.

P N C  H i g h  Y i e l d  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — 91.5%
Aerospace — 1.2%
Spirit Aerosystems
6.750%, 12/15/20	$325	$349

Automotive — 1.6%
General Motors Escrow Bond
8.375%, 12/31/49 (A) (B) (C)	405	–
LKQ
4.750%, 05/15/23 144A	250	235
Titan International
6.875%, 10/01/20 144A	250	258

		493

Cable — 8.5%
AMC Networks
7.750%, 07/15/21	409	460
Belo
8.000%, 11/15/16	150	156
7.750%, 06/01/27	450	475
DISH DBS
7.750%, 05/31/15	100	109
Sinclair Television Group
6.375%, 11/01/21 144A	400	411
6.125%, 10/01/22	100	101
Time Warner Entertainment LP
8.375%, 03/15/23	730	844

		2,556

Consumer Services — 12.5%
Block Financial LLC
5.500%, 11/01/22	250	259
Carnival PLC
7.875%, 06/01/27	58	70
Cedar Fair LP
5.250%, 03/15/21 144A	275	269
H&E Equipment Services
7.000%, 09/01/22	208	227
Live Nation Entertainment
7.000%, 09/01/20 144A	300	324
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	455	449
Regal Cinemas
8.625%, 07/15/19	225	242
Regal Entertainment Group
5.750%, 06/15/23	125	123
Royal Caribbean Cruises
11.875%, 07/15/15	95	111
7.500%, 10/15/27	557	595
SIWF Merger Sub
6.250%, 06/01/21 144A	250	251
Sotheby’s
5.250%, 10/01/22 144A	450	427
Speedway Motorsports
6.750%, 02/01/19	158	168
Vail Resorts
6.500%, 05/01/19	250	265

		3,780

Energy — 8.3%
Chesapeake Energy
9.500%, 02/15/15	200	218

	Par (000)	Value (000)

Cloud Peak Energy Resources LLC
8.500%, 12/15/19	$100	$108
Denbury Resources
8.250%, 02/15/20	300	331
Peabody Energy
6.500%, 09/15/20	125	132
7.875%, 11/01/26	500	510
Plains Exploration & Production
6.875%, 02/15/23	300	332
Samson Investment
10.500%, 02/15/20 144A	325	352
Tesoro
5.375%, 10/01/22	545	538

		2,521

Financials — 6.8%
Bank of America
8.000%, 12/29/49 (D)	392	435
Barclays Bank PLC
7.625%, 11/21/22	440	463
BBVA US Senior SA Unipersonal
4.664%, 10/09/15	200	211
JPMorgan Chase
7.900%, 04/29/49 (D)	650	719
Wells Fargo
7.980%, 03/29/49 (D)	200	224

		2,052

Food, Beverage & Tobacco — 3.5%
Constellation Brands
6.000%, 05/01/22	100	107
HJ Heinz Finance
6.750%, 03/15/32	600	620
Post Holdings
6.750%, 12/01/21 144A	225	229
TreeHouse Foods
7.750%, 03/01/18	100	105

		1,061

Health Care Services — 1.6%
DaVita HealthCare Partners
5.750%, 08/15/22	475	484

Healthcare — 7.1%
Endo Health Solutions
7.000%, 07/15/19	390	421
HCA
8.500%, 04/15/19	462	494
7.875%, 02/15/20	200	216
Hospira
5.800%, 08/12/23	400	420
Select Medical
6.375%, 06/01/21	350	336
Tenet Healthcare
6.000%, 10/01/20 144A	250	261

		2,148

Industrials — 14.1%
Allegion US Holding
5.750%, 10/01/21 144A	250	259
Bombardier
7.750%, 03/15/20 144A	250	284

See Notes to Financial Statements.

P N C  H i g h  Y i e l d  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Industrials — continued
Clean Harbors
5.125%, 06/01/21	$100	$100
Darling International
8.500%, 12/15/18	100	110
Erickson Air-Crane
8.250%, 05/01/20 144A	436	444
Howard Hughes
6.875%, 10/01/21 144A	250	259
Huntington Ingalls Industries
6.875%, 03/15/18	200	216
Interface
7.625%, 12/01/18	63	68
K Hovnanian Enterprises
7.250%, 10/15/20 144A	550	582
Masco
7.750%, 08/01/29	362	400
Owens-Illinois
7.800%, 05/15/18	100	116
Pulte Group
7.875%, 06/15/32	823	848
USG
8.375%, 10/15/18 144A	275	300
7.875%, 03/30/20 144A	150	166
5.875%, 11/01/21 144A	100	104

		4,256

Materials — 12.7%
Allegheny Technologies
5.875%, 08/15/23	500	509
APERAM
7.750%, 04/01/18 144A	50	51
ArcelorMittal
10.350%, 06/01/19	375	473
Barrick Gold
4.100%, 05/01/23	525	473
Chemtura
5.750%, 07/15/21	550	557
Clearwater Paper
7.125%, 11/01/18	175	188
4.500%, 02/01/23	300	271
Eldorado Gold
6.125%, 12/15/20 144A	360	353
Fresnillo PLC
5.500%, 11/13/23 144A	300	295
Sealed Air
5.250%, 04/01/23 144A	150	146
Silgan Holdings
5.500%, 02/01/22 144A	525	521

		3,837

Real Estate Investment Trusts — 1.9%
Felcor Lodging LP
5.625%, 03/01/23	325	317
RHP Hotel Properties LP
5.000%, 04/15/21	265	260

		577

Retail — 1.5%
L Brands
8.500%, 06/15/19	375	451

	Par (000)	Value (000)

Technology — 2.4%
Activision Blizzard
6.125%, 09/15/23 144A	$250	$262
ManTech International
7.250%, 04/15/18	175	185
NCR
4.625%, 02/15/21	75	73
VeriSign
4.625%, 05/01/23	200	191

		711

Telecommunications — 2.0%
Crown Castle International
5.250%, 01/15/23	300	296
SBA Telecommunications
5.750%, 07/15/20	300	313

		609

Transportation — 3.7%
Florida East Coast Railway
8.125%, 02/01/17	625	654
PHI
8.625%, 10/15/18	435	467

		1,121

Utilities — 2.1%
Calpine
7.875%, 01/15/23 144A	570	624

Total Corporate Bonds (Cost $27,268)		27,630

	Number of Shares
COMMON STOCKS — 0.6%
Automotive — 0.3%
General Motors*	1,645	64
Motors Liquidation GUC Trust*	413	19

		83

Consumer Discretionary — 0.3%
Houghton Mifflin Harcourt* (B)	6,325	110

Total Common Stocks (Cost $174)		193

PREFERRED STOCKS — 0.2%
Financial Conduits — 0.2%
Fannie Mae*	3,000	24
Freddie Mac*	3,000	25

Total Preferred Stocks (Cost $149)		49

WARRANTS — 0.2%
Automotive — 0.2%
General Motors, Cl A*	1,496	43
General Motors, Cl B*	1,496	32

Total Warrants (Cost $114)		75

See Notes to Financial Statements.

	Number of Shares	Value (000)
MONEY MARKET FUND — 6.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,836,775	$1,837

Total Money Market Fund (Cost $1,837)		1,837

TOTAL INVESTMENTS — 98.6% (Cost $29,542)**		29,784

Other Assets & Liabilities – 1.4%		421

TOTAL NET ASSETS — 100.0%		$30,205

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $29,543.

Gross unrealized appreciation (000)	$604
Gross unrealized depreciation (000)	(363)

Net unrealized appreciation (000)	$241

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	Security fair valued using methods approved by the Board of Trustees.
(B)	Illiquid Security. Total value of illiquid securities is $110 (000) and represents 0.4% of net assets as of November 30, 2013.
(C)	Security in default.
(D)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2013.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $8,116 (000) and represents 26.9% of net assets as of November 30, 2013.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$83	$110	$–	$193

Corporate Bonds	–	27,630	–	27,630

Money Market Fund	1,837	–	–	1,837

Preferred Stocks	49	–	–	49

Warrants	75	–	–	75

Total Assets - Investments in Securities	$2,044	$27,740	$–	$29,784

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2013.

See Notes to Financial Statements.

P N C  I n t e r m e d i a t e  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 3.2%
Automotive — 1.4%
Honda Auto Receivables Owner Trust,
Series 2013-3, Cl A3
0.770%, 05/15/17	$590	$593
Hyundai Auto Receivables Trust,
Series 2013-B, Cl A3
0.710%, 05/16/16	1,450	1,453
Nissan Auto Lease Trust,
Series 2013-A, Cl A3
0.610%, 04/15/16	1,030	1,030
Volkswagen Auto Lease Trust,
Series 2011-A, Cl A3
1.200%, 10/20/14	9	9
Volkswagen Auto Loan Enhanced Trust,
Series 2013-1, Cl A3
0.560%, 08/21/17	1,665	1,667

		4,752

Credit Cards — 1.6%
Citibank Credit Card Issuance Trust,
Series 2013-A3, Cl A3
1.110%, 07/23/18	1,405	1,415
Discover Card Execution Note Trust,
Series 2013-A2, Cl A2
0.690%, 08/15/18	1,540	1,540
GE Capital Credit Card Master Note Trust,
Series 2012-2, Cl A
2.220%, 01/15/22	850	858
GE Capital Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	1,825	1,812

		5,625

Equipment — 0.0%
John Deere Owner Trust,
Series 2012-A, Cl A3
0.750%, 03/15/16	38	38

Utilities — 0.2%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	640	645

Total Asset Backed Securities (Cost $11,042)		11,060

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.6%
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Cl A3
5.679%, 10/15/48	2,026	2,039

Total Commercial Mortgage-Backed Security (Cost $2,184)		2,039

CORPORATE BONDS — 37.7%
Automotive — 0.4%
BorgWarner
4.625%, 09/15/20	1,323	1,395

	Par (000)	Value (000)

Cable — 1.5%
21st Century Fox America
3.000%, 09/15/22	$1,000	$946
DIRECTV Holdings LLC
4.600%, 02/15/21	1,825	1,868
Discovery Communications LLC
3.300%, 05/15/22	690	661
Thomson Reuters
4.300%, 11/23/23	355	356
Viacom
3.250%, 03/15/23	1,375	1,283

		5,114

Consumer Discretionary — 0.6%
Carnival
3.950%, 10/15/20	555	558
Hasbro
6.300%, 09/15/17	1,306	1,495

		2,053

Consumer Staples — 0.4%
Procter & Gamble
0.158%, 02/06/14 (A)	1,360	1,360

Energy — 3.5%
Anadarko Petroleum
8.700%, 03/15/19	1,055	1,377
Boardwalk Pipelines LP
3.375%, 02/01/23	1,205	1,103
BP Capital Markets PLC
1.375%, 05/10/18	300	295
3.245%, 05/06/22	1,065	1,043
EQT
8.125%, 06/01/19	1,115	1,371
Kinder Morgan Energy Partners LP
5.800%, 03/01/21	600	671
4.150%, 03/01/22	840	843
Petrobras Global Finance BV
2.000%, 05/20/16	255	256
Petrobras International Finance
3.875%, 01/27/16	1,440	1,488
Petroleos Mexicanos
6.000%, 03/05/20	795	879
Weatherford International
5.125%, 09/15/20	1,135	1,214
Williams Partners LP
5.250%, 03/15/20	1,260	1,374
4.125%, 11/15/20	20	21

		11,935

Financials — 11.3%
Abbey National Treasury Services PLC
3.050%, 08/23/18	540	561
American Express
1.550%, 05/22/18	640	631
American Express Credit
0.774%, 07/29/16 (A)	1,050	1,055
American Honda Finance
0.744%, 10/07/16 (A)	1,250	1,254
Bank of America
5.625%, 07/01/20	1,485	1,698
Bank of America (MTN)
3.300%, 01/11/23	540	511

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Bank of Montreal (MTN)
0.726%, 09/11/15(A)	$2,245	$2,253
Bank of New York Mellon
3.550%, 09/23/21	1,675	1,714
Bank of Nova Scotia
1.375%, 12/18/17	770	762
BB&T (MTN)
2.150%, 03/22/17	730	744
6.850%, 04/30/19	10	12
BBVA US Senior SA Unipersonal
3.250%, 05/16/14	1,160	1,170
BNP Paribas SA (MTN)
2.700%, 08/20/18	700	717
Canadian Imperial Bank of Commerce
0.766%, 07/18/16 (A)	665	668
Capital One Financial
3.500%, 06/15/23	1,745	1,658
Citigroup
4.875%, 05/07/15	1,826	1,922
5.300%, 01/07/16	885	961
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.950%, 11/09/22	1,150	1,113
Credit Suisse
5.400%, 01/14/20	1,525	1,690
Fifth Third Bancorp
4.300%, 01/16/24	540	536
General Electric Capital
5.300%, 02/11/21	990	1,101
General Electric Capital (MTN)
5.500%, 01/08/20	670	775
HSBC Bank USA NA
4.875%, 08/24/20	1,615	1,753
JPMorgan Chase
6.125%, 06/27/17	816	930
4.625%, 05/10/21	835	899
3.375%, 05/01/23	1,150	1,069
Korea Development Bank
1.000%, 01/22/16	1,000	991
Merrill Lynch
6.050%, 05/16/16	1,150	1,273
Morgan Stanley
4.750%, 03/22/17	1,000	1,099
4.875%, 11/01/22	1,235	1,268
Royal Bank of Canada
1.200%, 09/19/18	1,505	1,505
Royal Bank of Canada (MTN)
1.150%, 03/13/15	10	10
Svenska Handelsbanken AB
3.125%, 07/12/16	660	694
US Bancorp (MTN)
2.950%, 07/15/22	1,300	1,222
Wells Fargo
5.625%, 12/11/17	655	759
3.450%, 02/13/23	660	623
Westpac Banking
2.250%, 07/30/18	1,305	1,326

		38,927

Food, Beverage & Tobacco — 1.5%
Anheuser-Busch InBev Worldwide
5.000%, 04/15/20	1,000	1,128

	Par (000)	Value (000)

Coca-Cola
0.204%, 03/14/14 (A)	$795	$795
ConAgra Foods
7.000%, 04/15/19	1,185	1,432
Diageo Capital PLC
2.625%, 04/29/23	1,180	1,083
Mondelez International
5.375%, 02/10/20	495	559

		4,997

Healthcare — 2.8%
Amgen
3.875%, 11/15/21	1,210	1,238
GlaxoSmithKline Capital PLC
2.850%, 05/08/22	840	805
Johnson & Johnson
0.331%, 05/15/14 (A)	2,365	2,367
Life Technologies
5.000%, 01/15/21	850	914
Mead Johnson Nutrition
3.500%, 11/01/14	1,350	1,383
Medtronic
1.375%, 04/01/18	605	597
Quest Diagnostics
1.100%, 03/24/14 (A)	1,322	1,324
UnitedHealth Group
1.400%, 10/15/17	955	954

		9,582

Industrials — 0.9%
CRH America
4.125%, 01/15/16	1,195	1,268
Koninklijke Philips Electronics NV
3.750%, 03/15/22	850	858
Republic Services
5.000%, 03/01/20	850	931

		3,057

Insurance — 2.1%
ACE INA Holdings
2.600%, 11/23/15	490	508
Aon
3.500%, 09/30/15	1,270	1,330
Assurant
2.500%, 03/15/18	775	769
Berkshire Hathaway
3.750%, 08/15/21	1,870	1,944
MetLife
4.368%, 09/15/23	625	648
Reinsurance Group of America
6.450%, 11/15/19	955	1,119
XLIT
2.300%, 12/15/18	790	790

		7,108

Materials — 1.7%
Allegheny Technologies
5.875%, 08/15/23	665	677
Freeport-McMoRan Copper & Gold
3.550%, 03/01/22	1,320	1,231
Fresnillo PLC
5.500%, 11/13/23 144A	700	688

See Notes to Financial Statements.

P N C  I n t e r m e d i a t e  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 3  ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Materials — continued
Goldcorp
2.125%, 03/15/18	$1,215	$1,193
International Paper
7.500%, 08/15/21	905	1,117
Newmont Mining
3.500%, 03/15/22	1,015	877

		5,783

Real Estate Investment Trusts — 1.8%
American Campus Communities Operating Partnership LP
3.750%, 04/15/23	1,000	943
Digital Realty Trust LP
5.875%, 02/01/20	1,345	1,466
Health Care REIT
4.950%, 01/15/21	1,160	1,239
ProLogis LP
6.875%, 03/15/20	730	864
4.250%, 08/15/23	815	815
Realty Income
3.250%, 10/15/22	1,115	1,030

		6,357

Retail — 1.6%
Advance Auto Parts
4.500%, 01/15/22	590	596
Darden Restaurants
3.350%, 11/01/22	1,250	1,081
Lowe’s
4.625%, 04/15/20	10	11
Safeway
3.950%, 08/15/20	1,250	1,255
Target
0.416%, 07/18/14 (A)	1,513	1,515
Yum! Brands
3.750%, 11/01/21	1,165	1,166

		5,624

Sovereign Agency — 0.0%
Province of Ontario Canada
0.950%, 05/26/15	20	20

Technology — 3.0%
Amphenol
4.750%, 11/15/14	750	778
4.000%, 02/01/22	810	797
Apple
2.400%, 05/03/23	1,455	1,318
Autodesk
1.950%, 12/15/17	1,145	1,139
EMC
2.650%, 06/01/20	980	969
Google
3.625%, 05/19/21	15	16
Hewlett-Packard
4.375%, 09/15/21	1,870	1,882
Intel
1.350%, 12/15/17	1,000	998
3.300%, 10/01/21	40	40
KLA-Tencor
6.900%, 05/01/18	1,185	1,394

Par (000)		Value (000)

Xerox
6.400%, 03/15/16	$760	$843
4.500%, 05/15/21	265	271

		10,445

Telecommunications — 2.5%
America Movil SAB de CV
5.000%, 03/30/20	1,485	1,615
AT&T
4.450%, 05/15/21	1,750	1,836
Corning
4.250%, 08/15/20	1,185	1,274
Telefonica Emisiones SA Unipersonal
3.992%, 02/16/16	505	531
Verizon Communications
4.600%, 04/01/21	1,625	1,722
Vodafone Group PLC
1.500%, 02/19/18	1,545	1,518

		8,496

Transportation — 0.7%
Burlington Northern Santa Fe LLC
3.050%, 09/01/22	640	605
ERAC USA Finance LLC
2.800%, 11/01/18 144A	250	256
Kansas City Southern de Mexico SA de CV
0.937%, 10/28/16 (A) 144A	900	900
Penske Truck Leasing LP
3.750%, 05/11/17 144A	775	818

		2,579

Utilities — 1.4%
Exelon Generation LLC
4.000%, 10/01/20	2,205	2,205
Metropolitan Edison
7.700%, 01/15/19	900	1,099
PPL Capital Funding
3.500%, 12/01/22	1,505	1,433
Toledo Edison
7.250%, 05/01/20	1	1
Wisconsin Electric Power
6.000%, 04/01/14	20	20

		4,758

Total Corporate Bonds (Cost $129,097)		129,590

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 0.0%
Federal National Mortgage Association — 0.0%
4.500%, 08/01/41	17	18

Government National Mortgage Association — 0.0%
5.500%, 05/15/17	8	8

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $26)		26

U.S. TREASURY OBLIGATIONS — 55.5%
U.S. Treasury Notes — 55.5%
3.000%, 09/30/16	28,527	30,506

See Notes to Financial Statements.

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — continued
U.S. Treasury Notes — continued
2.625%, 11/15/20	$12,661	$13,132
2.500%, 08/15/23	2,610	2,560
2.375%, 08/31/14	34,403	34,969
2.250%, 01/31/15	16,690	17,092
2.125%, 08/15/21	12,830	12,697
1.625%, 08/15/22	2,300	2,135
1.500%, 08/31/18	17,230	17,405
1.250%, 08/31/15	5,265	5,356
1.250%, 10/31/15	13,305	13,552
1.250%, 01/31/19	345	342
1.000%, 03/31/17	2,830	2,856
0.375%, 01/15/16	25,960	25,992
0.250%, 09/15/14	12,215	12,225

Total U.S. Treasury Obligations (Cost $190,885)		190,819

	Number of Shares
MONEY MARKET FUND — 2.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	8,724,111	8,724

Total Money Market Fund (Cost $8,724)		8,724

Value (000)

TOTAL INVESTMENTS — 99.6% (Cost $341,958)*	$342,258

Other Assets & Liabilities – 0.4%	1,498

TOTAL NET ASSETS — 100.0%	$343,756

*	Aggregate cost for Federal income tax purposes is (000) $342,504.

Gross unrealized appreciation (000)	$2,587
Gross unrealized depreciation (000)	(2,833)

Net unrealized depreciation (000)	$(246)

† Affiliated Holding. See Note 3 in Notes to Financial Statements.

(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2013.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $2,662 (000) and represents 0.8% of net assets as of November 30, 2013.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Asset Backed Securities	$–	$11,060	$–	$11,060
Commercial Mortgage-Backed Security	–	2,039	–	2,039
Corporate Bonds	–	129,590	–	129,590
Money Market Fund	8,724	–	–	8,724
U.S. Government Agency Mortgage- Backed Obligations	–	26	–	26
U.S. Treasury Obligations	–	190,819	–	190,819

Total Assets - Investments in Securities	$8,724	$333,534	$–	$342,258

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2013.

See Notes to Financial Statements.

P N C  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 3  ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 14.8%
Automotive — 8.1%
Bank of America Auto Trust,
Series 2012-1, Cl A3
0.780%, 06/15/16	$1,263	$1,267
BMW Vehicle Owner Trust,
Series 2011-A, Cl A3
0.760%, 08/25/15	1,196	1,197
BMW Vehicle Owner Trust,
Series 2013-A, Cl A3
0.670%, 11/27/17	1,765	1,768
Ford Credit Auto Lease Trust,
Series 2013-A, Cl A3
0.600%, 03/15/16	2,180	2,181
Honda Auto Receivables Owner Trust,
Series 2013-2, Cl A3
0.530%, 02/16/17	1,485	1,486
Honda Auto Receivables Owner Trust,
Series 2013-3, Cl A3
0.770%, 05/15/17	1,380	1,387
Hyundai Auto Receivables Trust,
Series 2010-B, Cl A4
1.630%, 03/15/17	3,750	3,787
Hyundai Auto Receivables Trust,
Series 2011-A, Cl A3
1.160%, 04/15/15	130	130
Mercedes-Benz Auto Receivables Trust,
Series 2011-I, Cl A3
0.850%, 03/16/15	334	334
Nissan Auto Lease Trust,
Series 2013-A, Cl A3
0.610%, 04/15/16	1,575	1,576
Nissan Auto Receivables Owner Trust,
Series 2011-B, Cl A3
0.950%, 02/16/16	1,414	1,419
Nissan Auto Receivables Owner Trust,
Series 2013-B, Cl A3
0.840%, 11/15/17	1,670	1,681
Toyota Auto Receivables Owner Trust,
Series 2011-B, Cl A3
0.680%, 06/15/15	3,305	3,309
Volkswagen Auto Loan Enhanced Trust,
Series 2011-1, Cl A4
1.980%, 09/20/17	4,805	4,868
World Omni Auto Receivables Trust,
Series 2011-A, Cl A3
1.110%, 05/15/15	168	168

		26,558

Credit Cards — 4.1%
Chase Issuance Trust,
Series 2012-A3, Cl A3
0.790%, 06/15/17	5,860	5,886
Citibank Credit Card Issuance Trust,
Series 2013-A3, Cl A3
1.110%, 07/23/18	4,470	4,503
GE Capital Credit Card Master Note Trust,
Series 2012-1, Cl A
1.030%, 01/15/18	2,945	2,955

		13,344

Par (000)		Value (000)

Equipment — 1.5%
John Deere Owner Trust,
Series 2011-A, Cl A3
1.290%, 01/15/16	$217	$217
John Deere Owner Trust,
Series 2013-A, Cl A3
0.600%, 03/15/17	4,590	4,596

		4,813

Mortgage Related — 0.0%
GE Mortgage Services LLC,
Series 1999-HE1, Cl A7
6.265%, 04/25/29	12	12

Utilities — 1.1%
CenterPoint Energy Transition Bond LLC,
Series 2012-1 Cl A1
0.901%, 04/15/18	3,615	3,622
Entergy Texas Restoration Funding LLC,
Series 2009-A, Cl A1
2.120%, 02/01/16	148	149

		3,771

Total Asset Backed Securities (Cost $48,397)		48,498

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.2%
Fannie Mae, Series 2003-86, Cl PY
4.500%, 09/25/18	1,893	2,011
Fannie Mae, Series 2003-97, Cl DG
5.000%, 10/25/18	1,520	1,626
Fannie Mae, Series 2011-29, Cl PE
3.500%, 09/25/36	1,330	1,366
Freddie Mac, Series 2682, Cl LC
4.500%, 07/15/32	1,185	1,230
Freddie Mac, Series 2828, Cl JE
4.500%, 07/15/19	1,924	2,051
Freddie Mac, Series 3535, Cl CA
4.000%, 05/15/24	637	671
Freddie Mac, Series 3564, Cl JA
4.000%, 01/15/18	1,952	2,053
Freddie Mac, Series 3786, Cl GN
4.000%, 08/15/35	2,059	2,160
Ginnie Mae, Series 2010-30, Cl NG
3.000%, 04/16/33	759	775

Total Collateralized Mortgage Obligations (Cost $13,976)		13,943

COMMERCIAL MORTGAGE-BACKED SECURITY — 1.0%
Freddie Mac Multi-Family Structured Pass Thru
Certificates, Series K501, Cl A1
1.337%, 06/25/16	3,135	3,172

Total Commercial Mortgage-Backed Security (Cost $3,132)		3,172

CORPORATE BONDS — 28.8%
Automotive — 1.7%
Daimler Finance North America LLC
1.250%, 01/11/16 144A	1,400	1,406
Toyota Motor Credit (MTN)
2.050%, 01/12/17	2,710	2,783

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Automotive — continued
Volkswagen International Finance NV
1.150%, 11/20/15 144A	$1,300	$1,310

		5,499

Cable — 1.8%
DIRECTV Holdings LLC
3.125%, 02/15/16	1,225	1,278
NBCUniversal Media LLC
3.650%, 04/30/15	1,700	1,774
Thomson Reuters
0.875%, 05/23/16	1,420	1,422
Viacom
6.250%, 04/30/16	1,465	1,636

		6,110

Consumer Discretionary — 0.6%
Carnival
1.200%, 02/05/16	1,860	1,858

Energy — 1.5%
BP Capital Markets PLC
3.875%, 03/10/15	1,175	1,226
0.700%, 11/06/15	1,040	1,044
Kinder Morgan Energy Partners LP
5.625%, 02/15/15	1,000	1,056
Marathon Oil
0.900%, 11/01/15	1,700	1,702

		5,028

Financials — 14.3%
American Express Credit
1.300%, 07/29/16	800	807
American Honda Finance
1.125%, 10/07/16	695	699
Bank of America
1.500%, 10/09/15	1,685	1,702
Bank of America NA
1.125%, 11/14/16	1,000	1,002
Capital One Financial
1.000%, 11/06/15	2,705	2,705
Caterpillar Financial Services (MTN)
1.350%, 09/06/16	900	910
Citigroup
6.010%, 01/15/15	1,515	1,601
1.250%, 01/15/16	990	994
Commonwealth Bank of Australia
2.125%, 03/17/14 144A	950	955
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.125%, 10/13/15	2,470	2,538
Credit Suisse USA
5.125%, 08/15/15	2,950	3,174
General Electric Capital
2.900%, 01/09/17	3,400	3,567
Goldman Sachs Group
3.300%, 05/03/15	1,658	1,714
HSBC Bank USA NA
4.625%, 04/01/14	2,158	2,187
HSBC USA
2.375%, 02/13/15	1,235	1,262
JPMorgan Chase
1.125%, 02/26/16	1,145	1,150
3.150%, 07/05/16	2,130	2,237

	Par (000)	Value (000)

Morgan Stanley
4.100%, 01/26/15	$900	$933
1.750%, 02/25/16	685	695
National Australia Bank NY
0.900%, 01/20/16	800	802
1.300%, 07/25/16	1,200	1,214
National Australia Bank NY (MTN)
2.000%, 03/09/15	1,000	1,020
Nordea Bank AB
2.250%, 03/20/15 144A	500	511
0.875%, 05/13/16 144A	2,000	2,008
Royal Bank of Canada
1.125%, 07/22/16	3,400	3,421
Union Bank NA
1.500%, 09/26/16	450	457
Wells Fargo (MTN)
2.100%, 05/08/17	1,540	1,585
Wells Fargo (STEP)
3.676%, 06/15/16	1,735	1,856
Westpac Banking
0.950%, 01/12/16	3,250	3,269

		46,975

Food, Beverage & Tobacco — 0.9%
Anheuser-Busch
5.600%, 03/01/17	1,200	1,357
Kraft Foods Group
1.625%, 06/04/15	900	913
Nabisco
7.550%, 06/15/15	633	697

		2,967

Healthcare — 0.5%
Teva Pharmaceutical Finance II BV
3.000%, 06/15/15	1,600	1,653

Industrials — 0.6%
Eaton
0.950%, 11/02/15	1,000	1,004
Enterprise Products Operating LLC
1.250%, 08/13/15	950	958

		1,962

Insurance — 1.4%
Berkshire Hathaway
1.900%, 01/31/17	2,700	2,762
Prudential Financial (MTN)
3.875%, 01/14/15	1,788	1,852

		4,614

Materials — 0.7%
Barrick Gold
1.750%, 05/30/14	1,300	1,309
Rio Tinto Finance USA PLC
1.375%, 06/17/16	925	932

		2,241

Retail — 0.7%
Kroger
2.200%, 01/15/17	965	984

See Notes to Financial Statements.

P N C  L i m i t e d  M a t u r i t y   B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

Par (000)		Value (000)
CORPORATE BONDS — continued
Retail — continued
Walgreen
1.000%, 03/13/15	$1,255	$1,262

		2,246

Technology — 0.9%
Hewlett-Packard
2.350%, 03/15/15	900	916
Johnson Controls
5.500%, 01/15/16	1,785	1,953

		2,869

Telecommunications — 2.0%
AT&T
2.400%, 08/15/16	2,700	2,790
Verizon Communications
0.700%, 11/02/15	1,200	1,197
2.500%, 09/15/16	700	727
Vodafone Group PLC
0.900%, 02/19/16	1,750	1,758

		6,472

Utilities — 1.2%
Exelon Generation LLC
5.350%, 01/15/14	1,720	1,729
NextEra Energy Capital Holdings
1.200%, 06/01/15	1,725	1,739
Xcel Energy
0.750%, 05/09/16	550	548

		4,016

Total Corporate Bonds (Cost $93,820)		94,510

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 5.4%
Federal Home Loan Mortgage Corporation — 1.0%
6.000%, 05/01/21	372	398
5.500%, 03/01/22	331	362
5.500%, 04/01/22	428	466
4.500%, 02/01/19	324	344
4.500%, 05/01/19	1,020	1,080
2.442%, 03/01/36 (A)	392	414

		3,064

Federal National Mortgage Association — 4.4%
6.000%, 09/01/16	83	87
5.500%, 09/01/17	233	248
5.500%, 10/01/17	91	97
5.500%, 11/01/18	253	269
5.000%, 06/01/18	234	250
5.000%, 12/01/21	376	401
4.500%, 04/01/14	7	8
4.500%, 06/01/21	1,040	1,108
4.000%, 08/01/21	547	587
3.500%, 06/01/20	1,511	1,597
3.500%, 11/01/20	1,466	1,549
3.000%, 01/01/22	2,230	2,320
3.000%, 06/01/22	3,078	3,202
2.656%, 04/01/35 (A)	567	603
2.431%, 12/01/34 (A)	248	262
2.425%, 01/01/36 (A)	538	569

	Par (000)	Value (000)

2.415%, 11/01/32 (A)	$46	$46
2.341%, 07/01/34 (A)	361	389
2.270%, 09/01/36 (A)	463	493
2.233%, 08/01/33 (A)	375	401

		14,486

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $17,002)		17,550

U.S. TREASURY OBLIGATIONS — 43.8%
U.S. Treasury Notes — 43.8%
2.250%, 01/31/15	32,005	32,775
2.125%, 11/30/14	15,190	15,485
0.500%, 08/15/14	9,820	9,844
0.375%, 04/15/15	21,340	21,392
0.375%, 02/15/16	16,600	16,614
0.250%, 08/15/15	19,750	19,750
0.250%, 12/15/15	14,645	14,631
0.250%, 05/15/16	13,185	13,139

Total U.S. Treasury Obligations (Cost $143,396)		143,630

	Number of Shares
MONEY MARKET FUND — 1.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	5,456,913	5,457

Total Money Market Fund (Cost $5,457)		5,457

TOTAL INVESTMENTS — 99.7% (Cost $325,180)*		326,760

Other Assets & Liabilities – 0.3%		1,045

TOTAL NET ASSETS — 100.0%		$327,805

* Aggregate cost for Federal income tax purposes is (000) $325,190.

Gross unrealized appreciation (000)	$1,736
Gross unrealized depreciation (000)	(166)

Net unrealized appreciation (000)	$1,570

† Affiliated Holding. See Note 3 in Notes to Financial Statements.

(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2013.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $6,190 (000) and represents 1.9% of net assets as of November 30, 2013.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Asset Backed Securities	$–	$48,498	$–	$48,498
Collateralized Mortgage Obligations	–	13,943	–	13,943
Commercial Mortgage-Backed Security	–	3,172	–	3,172
Corporate Bonds	–	94,510	–	94,510
Money Market Fund	5,457	–	–	5,457
U.S. Government Agency Mortgage- Backed Obligations	–	17,550	–	17,550
U.S. Treasury Obligations	–	143,630	–	143,630

Total Assets - Investments in Securities	$5,457	$321,303	$–	$326,760

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2013.

See Notes to Financial Statements.

P N C  T o t a l  R e t u r n   A d v a n t a g e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

Par (000)		Value (000)
ASSET BACKED SECURITIES — 0.9%
Credit Cards — 0.4%
GE Capital Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	$865	$859

Utilities — 0.5%
Atlantic City Electric Transition Funding LLC,
Series 2002-1, Cl A4
5.550%, 10/20/23	1,175	1,361

Total Asset Backed Securities (Cost $2,051)		2,220

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.6%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Cl ASB
5.278%, 12/11/49	1,194	1,232
Credit Suisse First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (A)	1,959	2,079
Morgan Stanley Capital I,
Series 2007-HQ11, Cl A31
5.439%, 02/12/44	230	233
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C10, Cl A4
4.748%, 02/15/41	32	32
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Cl A3
5.679%, 10/15/48	65	66
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Cl A2
5.421%, 04/15/47	640	641

Total Commercial Mortgage-Backed Securities (Cost $3,909)		4,283

CORPORATE BONDS — 35.8%
Aerospace — 0.3%
Spirit Aerosystems
6.750%, 12/15/20	620	665

Automotive — 0.4%
BorgWarner
4.625%, 09/15/20	610	643
LKQ
4.750%, 05/15/23 144A	225	212
Titan International
6.875%, 10/01/20 144A	275	284

		1,139

Cable — 3.3%
21st Century Fox America
8.450%, 08/01/34	1,000	1,301
AMC Networks
7.750%, 07/15/21	313	352
Belo
8.000%, 11/15/16	460	480
7.750%, 06/01/27	730	770
Comcast
4.250%, 01/15/33	1,165	1,078
DIRECTV Holdings LLC
4.600%, 02/15/21	1,295	1,326

	Par (000)	Value (000)

Historic TW
6.625%, 05/15/29	$775	$892
Sinclair Television Group
6.125%, 10/01/22	400	405
Time Warner Entertainment LP
8.375%, 03/15/23	647	748
Viacom
3.250%, 03/15/23	1,205	1,124

		8,476

Consumer Discretionary — 0.4%
Hasbro
6.300%, 09/15/17	810	927

Consumer Services — 2.5%
Avon Products
5.000%, 03/15/23	670	659
Block Financial LLC
5.500%, 11/01/22	760	786
Cedar Fair LP
9.125%, 08/01/18	485	529
5.250%, 03/15/21 144A	375	368
H&E Equipment Services
7.000%, 09/01/22	175	191
Live Nation Entertainment
7.000%, 09/01/20 144A	550	594
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	775	765
Regal Entertainment Group
5.750%, 06/15/23	100	98
Royal Caribbean Cruises
11.875%, 07/15/15	436	508
7.500%, 10/15/27	294	314
Sotheby’s
5.250%, 10/01/22 144A	272	258
Speedway Motorsports
6.750%, 02/01/19	180	191
Vail Resorts
6.500%, 05/01/19	325	345
Wynn Las Vegas LLC
5.375%, 03/15/22	705	717

		6,323

Energy — 5.5%
Boardwalk Pipelines LP
3.375%, 02/01/23	925	846
Burlington Resources
8.200%, 03/15/25	150	200
Burlington Resources Finance
7.200%, 08/15/31	375	487
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	200	216
Denbury Resources
8.250%, 02/15/20	678	748
El Paso Pipeline Partners Operating LLC
6.500%, 04/01/20	655	760
EQT
8.125%, 06/01/19	895	1,101
Kerr-McGee
7.875%, 09/15/31	615	782
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	1,100	1,288

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — continued
Nexen Energy ULC
5.875%, 03/10/35	$525	$562
ONEOK Partners LP
6.125%, 02/01/41	375	393
Peabody Energy
7.875%, 11/01/26	665	678
6.500%, 09/15/20	150	158
Petrobras Global Finance BV
2.000%, 05/20/16	295	296
Petrobras International Finance
3.875%, 01/27/16	1,040	1,075
Petroleos Mexicanos
6.000%, 03/05/20	515	570
Rowan
4.875%, 06/01/22	620	635
Samson Investment
10.500%, 02/15/20 144A	450	487
Tesoro
5.375%, 10/01/22	655	647
Transocean
6.375%, 12/15/21	635	713
Weatherford International
5.125%, 09/15/20	995	1,064
Williams Partners LP
4.125%, 11/15/20	516	530

		14,236

Financials — 7.2%
Bank of America
5.625%, 07/01/20	1,495	1,710
Bank of New York Mellon
3.550%, 09/23/21	195	200
Barclays Bank PLC
7.625%, 11/21/22	460	484
BBVA US Senior SA Unipersonal
4.664%, 10/09/15	400	421
Capital One Financial
3.500%, 06/15/23	1,347	1,280
Citigroup
5.500%, 09/13/25	550	582
5.300%, 01/07/16	875	950
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.950%, 11/09/22	750	726
3.375%, 01/19/17	325	346
Credit Suisse
5.400%, 01/14/20	670	742
FordMotorCreditLLC
6.625%, 08/15/17	570	666
General Electric Capital
5.300%, 02/11/21	505	562
HSBC Bank USA NA
4.875%, 08/24/20	1,175	1,276
JPMorgan Chase
7.900%, 04/29/49(A)	150	166
6.125%, 06/27/17	935	1,066
4.625%, 05/10/21	695	748
3.375%, 05/01/23	305	283
Merrill Lynch
6.050%, 05/16/16	610	675
Morgan Stanley
4.875%, 11/01/22	795	816

	Par (000)	Value (000)

4.750%, 03/22/17	$1,065	$1,171
Nordea Bank AB
4.875%, 05/13/21 144A	625	653
Private Export Funding
2.250%, 12/15/17	10	10
Royal Bank of Canada
1.200%, 09/19/18	1,200	1,200
Santander US Debt SA Unipersonal
3.724%, 01/20/15 144A	1,000	1,014
Wachovia Capital Trust III
5.570%, 03/29/49(A)	800	744
Wells Fargo
7.980%, 03/29/49(A)	125	140
5.625%, 12/11/17	5	6

		18,637

Food, Beverage & Tobacco — 0.5%
HJ Heinz Finance
6.750%, 03/15/32	570	589
TreeHouse Foods
7.750%, 03/01/18	600	631

		1,220

Healthcare — 1.2%
DaVita HealthCare Partners
5.750%, 08/15/22	656	669
Endo Health Solutions
7.000%, 07/15/19	500	540
Hospira
5.800%, 08/12/23	200	210
Johnson & Johnson
5.950%, 08/15/37	611	736
Life Technologies
5.000%, 01/15/21	600	645
Select Medical
6.375%, 06/01/21	340	326

		3,126

Industrials — 2.5%
Allegion US Holding
5.750%, 10/01/21 144A	275	285
Amphenol
4.000%, 02/01/22	305	300
Avnet
5.875%, 06/15/20	265	282
4.875%, 12/01/22	580	581
Ball
4.000%, 11/15/23	750	673
CRH America
4.125%, 01/15/16	790	838
Erickson Air-Crane
8.250%, 05/01/20 144A	380	387
General Electric
4.125%, 10/09/42	885	810
Interface
7.625%, 12/01/18	113	121
Masco
7.750%, 08/01/29	400	442
Pulte Group
7.875%, 06/15/32	643	662
USG
7.875%, 03/30/20 144A	310	344

See Notes to Financial Statements.

P N C  T o t a l  R e t u r n  A d v a n t a g e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Industrials — continued
Valmont Industries
6.625%, 04/20/20	$642	$727

		6,452

Insurance — 1.2%
Allstate
5.750%, 08/15/53(A)	595	604
Aon
3.500%, 09/30/15	620	649
MetLife
6.400%, 12/15/66	720	738
Reinsurance Group of America
6.450%, 11/15/19	825	967

		2,958

Materials — 2.6%
Allegheny Technologies
5.875%, 08/15/23	675	687
APERAM
7.750%, 04/01/18 144A	450	465
ArcelorMittal
7.500%, 10/15/39	515	502
6.750%, 02/25/22	175	190
Barrick Gold
4.100%, 05/01/23	550	496
Carpenter Technology
4.450%, 03/01/23	830	806
Clearwater Paper
7.125%, 11/01/18	485	521
Freeport-McMoRan Copper & Gold
3.550%, 03/01/22	920	858
Fresnillo PLC
5.500%, 11/13/23 144A	725	712
Newmont Mining
3.500%, 03/15/22	725	627
Reliance Steel & Aluminum
4.500%, 04/15/23	570	559
Sealed Air
5.250%, 04/01/23 144A	350	340

		6,763

Real Estate Investment Trusts — 1.7%
Digital Realty Trust LP
5.875%, 02/01/20	915	998
Felcor Lodging LP
5.625%, 03/01/23	400	390
Health Care REIT
5.250%, 01/15/22	795	856
ProLogis LP
6.875%, 03/15/20	660	781
4.250%, 08/15/23	285	285
Realty Income
5.750%, 01/15/21	905	1,011

		4,321

Retail — 1.1%
Advance Auto Parts
5.750%, 05/01/20	545	597
Darden Restaurants
3.350%, 11/01/22	865	748

	Par (000)	Value (000)

L Brands
8.500%, 06/15/19	$270	$325
Safeway
4.750%, 12/01/21#	630	640
3.950%, 08/15/20	10	10
Target
3.875%, 07/15/20	10	11
Wal-Mart Stores
5.625%, 04/01/40	515	581

		2,912

Technology — 1.7%
Apple
2.400%, 05/03/23	500	453
Hewlett-Packard
4.375%, 09/15/21	1,380	1,389
KLA-Tencor
6.900%, 05/01/18	615	723
ManTech International
7.250%, 04/15/18	600	633
NCR
4.625%, 02/15/21	150	146
VeriSign
4.625%, 05/01/23	475	455
Xerox
6.400%, 03/15/16	635	704

		4,503

Telecommunications — 1.5%
America Movil SAB de CV
5.000%, 03/30/20	630	685
AT&T
6.300%, 01/15/38	360	389
GTE
6.940%, 04/15/28	1,110	1,274
SBA Telecommunications
5.750%, 07/15/20	425	443
Telefonica Emisiones SA Unipersonal
3.992%, 02/16/16	675	711
Verizon Communications
6.400%, 09/15/33	425	474

		3,976

Transportation — 1.0%
ERAC USA Finance LLC
5.625%, 03/15/42 144A	800	812
Florida East Coast Railway
8.125%, 02/01/17	619	648
Penske Truck Leasing LP
3.750%, 05/11/17 144A	460	485
PHI
8.625%, 10/15/18	665	715

		2,660

Utilities — 1.2%
Calpine
7.875%, 01/15/23 144A	755	827
DPL
6.500%, 10/15/16	470	508
Exelon Generation LLC
4.000%, 10/01/20	1,130	1,130

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Utilities — continued
MidAmerican Energy Holdings
6.125%, 04/01/36	$5	$6
PPL Capital Funding
3.500%, 12/01/22	475	452
Puget Sound Energy
5.757%, 10/01/39	250	282
Toledo Edison
7.250%, 05/01/20	7	8

		3,213

Total Corporate Bonds (Cost $90,865)		92,507

MUNICIPAL BOND — 0.2%
Texas — 0.2%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	600	652

Total Municipal Bond (Cost $636)		652

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 17.7%
Federal Home Loan Mortgage Corporation — 1.4%
8.000%, 10/01/29	2	2
7.500%, 03/01/27	2	2
7.500%, 09/01/30	1	1
7.000%, 11/01/30	1	1
6.000%, 12/01/35	757	840
5.500%, 09/01/37	100	109
5.500%, 01/01/38	4	4
3.500%, 06/01/42	2,220	2,237
2.442%, 03/01/36 (A)	455	480

		3,676

Federal National Mortgage Association — 14.1%
8.000%, 08/01/27	21	24
8.000%, 09/01/27	4	4
7.500%, 08/01/26	2	2
7.500%, 10/01/27	10	12
7.500%, 01/01/31	2	2
7.500%, 04/01/31	3	4
7.500%, 08/01/31	6	7
7.000%, 04/01/27	3	3
7.000%, 11/01/27	8	9
7.000%, 03/01/29	5	5
7.000%, 04/01/29	2	3
7.000%, 08/01/32	1	2
5.500%, 05/01/33	4	5
5.500%, 04/01/34	467	512
5.500%, 03/01/36	14	15
5.500%, 07/01/37	24	26
5.000%, 07/01/33	33	35
5.000%, 08/01/37	29	32
5.000%, 03/01/40	537	587
5.000%, 08/01/40	1,438	1,571
4.500%, 02/01/39	577	616
4.500%, 06/01/39	845	911
4.500%, 05/01/40	2,962	3,178
4.500%, 07/01/40	12	13

	Par (000)	Value (000)

4.500%, 02/01/41	$230	$246
4.500%, 04/01/41	743	794
4.000%, 10/01/25	710	756
4.000%, 11/01/40	2,437	2,545
4.000%, 01/01/41	58	60
4.000%, 02/01/41	3,333	3,479
4.000%, 12/01/41	67	70
4.000%, 02/01/42	2,133	2,227
4.000%, 07/01/42	2,124	2,218
3.500%, 02/01/26	1,199	1,265
3.500%, 11/01/26	486	513
3.500%, 03/01/41	2,364	2,386
3.500%, 06/01/42	3,456	3,489
3.500%, 10/01/42	1,814	1,831
3.500%, 11/01/42	2,266	2,288
3.000%, 06/01/27	1,123	1,159
3.000%, 10/01/27	1,041	1,075
3.000%, 11/01/42	2,482	2,397

		36,376

Government National Mortgage Association — 2.2%
10.000%, 05/15/19	2	2
9.000%, 11/15/16	3	3
9.000%, 11/15/19	2	3
9.000%, 06/15/21	23	24
9.000%, 08/15/21	7	7
9.000%, 09/15/21	14	14
8.500%, 08/15/27	15	15
8.000%, 09/15/27	7	7
7.500%, 10/15/29	23	24
7.500%, 12/15/29	2	2
7.000%, 02/15/17	25	25
7.000%, 05/20/24	2	2
7.000%, 10/15/25	3	4
7.000%, 04/15/26	1	1
7.000%, 01/15/27	3	3
7.000%, 09/15/27	2	2
7.000%, 10/15/27	39	42
7.000%, 12/15/27	2	2
7.000%, 04/15/29	2	2
6.500%, 02/15/26	2	2
6.500%, 07/15/28	4	4
6.500%, 06/15/32	1	1
6.000%, 02/15/32	3	4
6.000%, 08/15/33	1	1
4.500%, 08/15/39	1,132	1,217
4.000%, 09/15/41	2,023	2,147
3.500%, 07/15/42	2,070	2,114

		5,674

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $46,003)		45,726

U.S. TREASURY OBLIGATIONS — 40.0%
U.S. Treasury Bonds — 5.0%
4.500%, 02/15/36	6,660	7,557
3.750%, 08/15/41	5,365	5,351

		12,908

U.S. Treasury Notes — 35.0%
3.000%, 09/30/16	4,020	4,299
2.625%, 11/15/20	795	825

See Notes to Financial Statements.

P N C  T o t a l  R e t u r n  A d v a n t a g e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — continued
U.S. Treasury Notes — continued
2.375%, 08/31/14	$8,290	$8,426
2.250%, 01/31/15	17,540	17,962
2.125%, 08/15/21	1,015	1,004
2.000%, 02/15/22	615	596
1.625%, 08/15/22	6,875	6,383
1.500%, 08/31/18	15,600	15,759
1.250%, 10/31/15	2,620	2,669
0.375%, 01/15/16	9,415	9,427
0.250%, 09/15/14	6,715	6,720
0.250%, 01/31/15	16,475	16,488

		90,558

Total U.S. Treasury Obligations (Cost $104,891)		103,466

	Number of Shares
COMMON STOCK — 0.1%
Consumer Discretionary — 0.1%
Houghton Mifflin Harcourt* (B)	14,758	256

Total Common Stock (Cost $166)		256

PREFERRED STOCK — 0.2%
Financial Conduits — 0.2%
Freddie Mac*	52,400	437

Total Preferred Stock (Cost $1,285)		437

MONEY MARKET FUND — 2.8%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	7,130,645	7,131

Total Money Market Fund (Cost $7,131)		7,131

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 99.3% (Cost $256,937)		256,678

Number of Shares		Value (000)
SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.3%
Money Market Fund — 0.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	661,122	$661

Total Short Term Investment Purchased with Collateral From Securities Loaned (Cost $661)‡		661

TOTAL INVESTMENTS — 99.6% (Cost $257,598)**		257,339

Other Assets & Liabilities – 0.4%		1,150

TOTAL NET ASSETS — 100.0%		$258,489

* Non-income producing security

** Aggregate cost for Federal income tax purposes is (000) $259,445.

Gross unrealized appreciation (000)	$2,537
Gross unrealized depreciation (000)	(4,643)

Net unrealized depreciation (000)	$(2,106)

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 634 (000).

‡ See Note 9 in Notes to Financial Statements.

(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2013.
(B)	Illiquid Security. Total value of illiquid securities is $256 (000) and represents 0.1% of net assets as of November 30, 2013.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $9,293 (000) and represents 3.6% of net assets as of November 30, 2013.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset Backed Securities	$–	$2,220	$–	$2,220

Commercial Mortgage-Backed Securities	–	4,283	–	4,283

Common Stock	–	256	–	256

Corporate Bonds	–	92,507	–	92,507

Money Market Fund	7,131	–	–	7,131

Municipal Bond	–	652	–	652

Preferred Stock	437	–	–	437

Short Term Investment Purchased with Collateral From Securities

Loaned	661	–	–	661

U.S. Government Agency Mortgage-Backed Obligations	–	45,726	–	45,726

U.S. Treasury Obligations	–	103,466	–	103,466

Total Assets - Investments in Securities	$8,229	$249,110	$–	$257,339

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2013, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$661	$–	$661

Total Liabilities - Collateral Received for Loaned Securities	$–	$661	$–	$661

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2013.

See Notes to Financial Statements.

P N C  U l t r a  S h o r t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

	Par	Value
	(000)	(000)
ASSET BACKED SECURITIES — 16.1%
Automotive — 10.0%
BMW Vehicle Owner Trust,
Series 2013-A, Cl A2
0.410%, 02/25/16	$3,715	$3,716
Ford Credit Auto Lease Trust,
Series 2013-A, Cl A3
0.600%, 03/15/16	4,859	4,861
Honda Auto Receivables Owner Trust,
Series 2013-2, Cl A3
0.530%, 02/16/17	5,980	5,983
Hyundai Auto Receivables Trust,
Series 2010-B, Cl A4
1.630%, 03/15/17	7,610	7,686
Hyundai Auto Receivables Trust,
Series 2011-A, Cl A3
1.160%, 04/15/15	246	246
Mercedes-Benz Auto Lease Trust,
Series 2012-A, Cl A3
0.880%, 11/17/14	4,750	4,753
Nissan Auto Lease Trust,
Series 2011-B, Cl A3
0.920%, 02/16/15	1,358	1,358
Nissan Auto Receivables Owner Trust,
Series 2013-B, Cl A2
0.520%, 04/15/16	3,250	3,254
Toyota Auto Receivables Owner Trust,
Series 2013-A, Cl A2
0.370%, 09/15/15	4,605	4,606
Volkswagen Auto Loan Enhanced Trust,
Series 2011-1, Cl A4
1.980%, 09/20/17	7,500	7,599
World Omni Automobile Lease Securitization
Trust, Series 2012-A, Cl A2
0.710%, 01/15/15	1,557	1,558

		45,620

Credit Cards — 5.4%
American Express Credit Account Master Trust,
Series 2012-2, Cl A
0.680%, 03/15/18	6,775	6,796
Chase Issuance Trust,
Series 2012-A3, Cl A3
0.790%, 06/15/17	6,275	6,303
Citibank Credit Card Issuance Trust,
Series 2003-A7, Cl A7
4.150%, 07/07/17	5,000	5,289
GE Capital Credit Card Master Note Trust,
Series 2012-1, Cl A
1.030%, 01/15/18	6,200	6,222

		24,610

Equipment — 0.7%
John Deere Owner Trust, Series 2013-A, Cl A2
0.410%, 09/15/15	3,110	3,110

Total Asset Backed Securities (Cost $73,361)		73,340

	Par	Value
	(000)	(000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.8%
Banc of America Mortgage Securities
Series 2003-A, Cl 1A1
2.872%, 02/25/33 (A)	$8	$8
Fannie Mae, Series 2002-47, Cl PE
5.500%, 08/25/17	780	820
Fannie Mae, Series 2002-55, Cl GC
5.500%, 09/25/17	486	515
Fannie Mae, Series 2003-120, Cl BY
4.000%, 12/25/18	3,399	3,587
Fannie Mae, Series 2003-15, Cl CB
5.000%, 03/25/18	4,203	4,460
Fannie Mae, Series 2003-24, Cl BC
5.000%, 04/25/18	574	611
Fannie Mae, Series 2003-74, Cl PG
4.500%, 08/25/18	3,133	3,315
Fannie Mae, Series 2004-33, Cl MW
4.500%, 01/25/30	575	588
Fannie Mae, Series 2008-18, Cl ND
4.000%, 05/25/20	1,627	1,707
Fannie Mae, Series 2008-51, Cl CD
4.500%, 11/25/22	2,668	2,747
Freddie Mac, Series 2144, Cl ME
4.500%, 04/15/14	41	41
Freddie Mac, Series 2677, Cl LE
4.500%, 09/15/18	3,123	3,320
Freddie Mac, Series 2748, Cl LG
4.500%, 02/15/19	2,478	2,631
Freddie Mac, Series 2877, Cl GP
4.000%, 11/15/18	89	90
Freddie Mac, Series 2929, Cl BD
4.250%, 06/15/19	616	626
Freddie Mac, Series 2945, Cl HE
4.500%, 02/15/19	688	693
Ginnie Mae, Series 2010-57, Cl PJ
3.000%, 06/20/33	795	802

Total Collateralized Mortgage Obligations (Cost $26,648)		26,561

CORPORATE BONDS — 30.3%
Automotive — 1.0%
Daimler Finance North America LLC
0.843%, 01/09/15 (A) 144A	850	853
Volkswagen International Finance NV
1.000%, 03/21/14 (A) 144A	3,500	3,507

		4,360

Commercial Services — 0.6%
Viacom
4.375%, 09/15/14	2,500	2,572

Consumer Services — 1.4%
Anheuser-Busch InBev Worldwide
4.125%, 01/15/15	2,250	2,341
Capital One Financial
2.150%, 03/23/15	3,750	3,816

		6,157

Energy — 1.5%
BP Capital Markets PLC
3.875%, 03/10/15	3,160	3,296

See Notes to Financial Statements.

	Par	Value
	(000)	(000)
CORPORATE BONDS — continued
Energy — continued
ConocoPhillips
4.600%, 01/15/15	$2,328	$2,436
Enterprise Products Operating LLC
3.700%, 06/01/15	1,275	1,330

		7,062

Financials — 16.9%
American Express Credit (MTN)
1.750%, 06/12/15	2,500	2,544
Australia & New Zealand Banking Group
0.438%, 05/07/15 (A) 144A	3,000	3,003
Bank of America
4.500%, 04/01/15	5,000	5,242
Bank of Nova Scotia
1.850%, 01/12/15	5,000	5,080
Barclays Bank PLC
2.375%, 01/13/14	3,600	3,609
Citigroup
2.650%, 03/02/15	5,000	5,108
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.125%, 10/13/15	5,000	5,139
Credit Suisse USA
5.125%, 01/15/14	2,900	2,916
5.125%, 08/15/15	2,100	2,259
General Electric Capital
1.625%, 07/02/15	5,000	5,078
Goldman Sachs Group
3.300%, 05/03/15	3,750	3,876
HSBC Bank USA NA
4.625%, 04/01/14	4,545	4,607
JPMorgan Chase
5.125%, 09/15/14	2,170	2,245
3.700%, 01/20/15	2,830	2,926
Morgan Stanley (MTN)
4.100%, 01/26/15	3,750	3,887
Royal Bank of Canada (MTN)
0.550%, 05/01/15	5,000	5,012
Toronto-Dominion Bank (MTN)
0.418%, 05/01/15(A)	4,150	4,149
Wells Fargo
1.500%, 07/01/15	100	101
Wells Fargo (MTN)
1.250%, 02/13/15	4,899	4,941
Westpac Banking
4.200%, 02/27/15	4,999	5,229

		76,951

Food, Beverage & Tobacco — 1.3%
Bottling Group LLC
6.950%, 03/15/14	3,160	3,219
Nabisco
7.550%, 06/15/15	2,500	2,753

		5,972

Industrials — 0.4%
Eaton
5.950%, 03/20/14	1,750	1,779

Insurance — 0.7%
Prudential Financial (MTN)
3.875%, 01/14/15	3,125	3,236

	Par	Value
	(000)	(000)

Materials — 0.9%
Barrick Gold
1.750%, 05/30/14	$2,330	$2,346
Rio Tinto Finance USA PLC
0.802%, 06/19/15 (A)	1,850	1,851

		4,197

Retail — 0.8%
Kroger
7.500%, 01/15/14	1,100	1,109
Walgreen
1.000%, 03/13/15	2,500	2,513

		3,622

Technology — 1.0%
Hewlett-Packard
2.350%, 03/15/15	2,500	2,544
Thermo Fisher Scientific
2.050%, 02/21/14	2,170	2,176

		4,720

Telecommunications — 2.1%
AT&T
0.875%, 02/13/15	3,750	3,759
Verizon Communications
0.700%, 11/02/15	3,750	3,740
Vodafone Group PLC
4.150%, 06/10/14	2,100	2,139

		9,638

Transportation — 0.6%
Burlington Northern Santa Fe LLC
7.000%, 02/01/14	2,570	2,597

Utilities — 1.1%
Exelon Generation LLC
5.350%, 01/15/14	2,100	2,112
MidAmerican Energy Holdings
5.000%, 02/15/14	360	363
NextEra Energy Capital Holdings
1.611%, 06/01/14	1,350	1,357
1.200%, 06/01/15	1,150	1,159

		4,991

Total Corporate Bonds (Cost $137,557)		137,854

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATION — 0.0%
Federal National Mortgage Association — 0.0%
5.500%, 12/01/13	1	1

Total U.S. Government Agency Mortgage-Backed Obligation (Cost $1)		1

U.S. TREASURY OBLIGATIONS — 46.1%
U.S. Treasury Notes — 46.1%
2.250%, 01/31/15	20,310	20,799
2.125%, 11/30/14	37,620	38,350
1.000%, 05/15/14	23,175	23,266
0.625%, 07/15/14	40,605	40,727
0.500%, 08/15/14	40,390	40,488

See Notes to Financial Statements.

P N C  U l t r a  S h o r t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — continued
U.S. Treasury Notes —
0.375%, 11/15/14	$9,300	$9,319
0.250%, 10/31/14	36,690	36,726

Total U.S. Treasury Obligations (Cost $209,649)		209,675

	Number of Shares
MONEY MARKET FUND — 1.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	6,773,087	6,773

Total Money Market Fund (Cost $6,773)		6,773

TOTAL INVESTMENTS — 99.8% (Cost $453,989)*		454,204

Other Assets & Liabilities – 0.2%		783

TOTAL NET ASSETS — 100.0%		$454,987

*	Aggregate cost for Federal income tax purposes is (000) $453,989.

Gross unrealized appreciation (000)	$395
Gross unrealized depreciation (000)	(180)

Net unrealized appreciation (000)	$215

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2013.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $7,363 (000) and represents 1.6% of net assets as of November 30, 2013.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset Backed Securities	$–	$73,340	$–	$73,340

Collateralized Mortgage Obligations	–	26,561	–	26,561

Corporate Bonds	–	137,854	–	137,854

Money Market Fund	6,773	–	–	6,773

U.S. Government Agency Mortgage-Backed Obligation	–	1	–	1

U.S. Treasury Obligations	–	209,675	–	209,675

Total Assets - Investments in Securities	$6,773	$447,431	$–	$454,204

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2013.

See Notes to Financial Statements.

P N C  I n t e r m e d i a t e  T a x  E x e m p t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 3  ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — 97.8%
Arizona — 2.3%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/16	$1,000	$1,096
5.000%, 07/01/17	1,000	1,110

		2,206

California — 11.9%
California Educational Facilities Authority,
University of Southern California (RB) Series C
5.250%, 10/01/24	2,100	2,556
California Public Works Board, Various Capital
Project (RB) Series A
5.000%, 04/01/23	1,000	1,120
California State (GO)
5.000%, 10/01/16	1,500	1,687
California State Department of Water Resources,
Power Supply (RB)
5.000%, 05/01/20	1,405	1,631
Golden State Tobacco Securitization (RB) Series A
5.000%, 06/01/18	2,000	2,271
Los Angeles Unified School District,
Election 2004 (GO) Series H (AGM)
5.000%, 07/01/25	2,025	2,206

		11,471

Colorado — 1.9%
Colorado Water Resources & Power Development
Authority (RB) Series A-2
5.500%, 09/01/21	1,500	1,827

Delaware — 1.4%
Delaware State (GO) Series 2009C
5.000%, 10/01/24	1,125	1,354

Florida — 8.1%
Citizens Property Insurance (RB) Series A-1
5.000%, 06/01/16	2,000	2,200
5.000%, 06/01/21	1,400	1,580
Florida State Department of
Transportation (RB)
5.000%, 07/01/18	1,850	2,105
University of North Florida Financing
Corporation, Housing Project
(RB) (NATL-RE)
5.000%, 11/01/18	1,720	1,894

		7,779

Illinois — 9.1%
Chicago (RB) Series A
5.000%, 01/01/25	1,515	1,631
Illinois State (GO)
5.500%, 07/01/26	1,125	1,185
5.250%, 07/01/28	1,535	1,549
Illinois State (RB)
5.000%, 06/15/17	1,000	1,136
Will County Forest Preservation District (GO)
5.000%, 12/15/20	2,775	3,251

		8,752

	Par (000)	Value (000)

Indiana — 4.8%
Ball State University (RB) Series P
5.000%, 07/01/26	$1,000	$1,087
Ball State University, Housing and
Dining System (RB)
5.000%, 07/01/26	1,250	1,384
Indiana Finance Authority, Beacon Health System
Obligated Group (RB) Series A
5.000%, 08/15/25	2,000	2,207

		4,678

Kansas — 1.3%
Olathe, Olathe Medical Center (RB) Series A
5.000%, 09/01/26	1,190	1,261

Louisiana — 2.9%
Louisiana Public Facilities Authority, Ochsner
Clinic Foundation Project (RB)
5.250%, 05/15/23	2,655	2,823

Massachusetts — 4.4%
Massachusetts Development Finance Agency,
Tufts Medical Center (RB) Series I
6.250%, 01/01/27	1,000	1,117
Massachusetts Water Resources Authority (RB)
Series B (AGM)
5.250%, 08/01/23	1,125	1,350
Massachusetts Water Resources Authority (RB)
Series J (AGM)
5.500%, 08/01/21	1,455	1,768

		4,235

Michigan — 5.9%
Michigan Building Authority, Facilities Program
(RB) Series 1-A
5.000%, 10/15/23	1,000	1,116
Michigan Finance Authority, Unemployment
Obligation Assessment (RB)
5.000%, 07/01/20	2,000	2,313
Michigan State Hospital Finance Authority,
Edward W. Sparrow Hospital Association (RB)
5.000%, 11/15/18	1,000	1,104
Michigan State, Environmental
Program (GO) Series A
5.000%, 05/01/17	1,000	1,137

		5,670

Missouri — 3.2%
Cape Girardeau County Industrial Development
Authority, St. Francis Medical Center (RB)
Series A
5.000%, 06/01/26	1,705	1,831
5.000%, 06/01/27	1,145	1,219

		3,050

Nevada — 7.2%
Clark County School District (GO) Series C
5.000%, 06/15/17	3,000	3,405
Clark County, Park and Regional Justice Center
(GO) Series B (AMBAC)
5.000%, 11/01/24	1,100	1,166

See Notes to Financial Statements.

P N C  I n t e r m e d i a t e  T a x  E x e m p t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 3  ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Nevada — continued
Nevada State (GO) Series D
5.000%, 06/01/18	$2,000	$2,327

		6,898

New York—7.0%
Monroe County (GO)
5.000%, 06/01/16	3,000	3,266
New York Local Government Assistance
Corporation (RB) Series 2008B-C/D
5.000%, 04/01/20	3,000	3,484

		6,750

North Carolina — 3.6%
North Carolina Eastern Municipal Power Agency
(RB) Series A
5.000%, 01/01/23	2,000	2,249
North Carolina Medical Care Commission,
Mission Health Combined Group (RB)
5.000%, 10/01/22	1,120	1,225

		3,474

Ohio — 2.5%
Ohio State Higher Education (GO) Series C
5.000%, 08/01/20	1,000	1,186
Ohio State Water Development Authority, Fresh
Water Project (RB)
5.500%, 06/01/21	1,000	1,218

		2,404

Pennsylvania — 13.8%
Allegheny County Higher Education Building
Authority, Chatham University (RB) Series A
5.000%, 09/01/24	1,000	1,047
Allegheny County Hospital Development
Authority, University of Pittsburgh Medical
Center Project (RB) Series A
5.000%, 09/01/18	1,000	1,160
Central Bucks School District, Prerefunded (GO)
(NATL-RE FGIC) (ETM)
5.000%, 05/15/22	1,715	2,056
Monroeville Finance Authority (RB)
5.000%, 02/15/26	775	833
5.000%, 02/15/27	1,275	1,364
Pennsylvania Higher Educational Facilities
Authority, Elizabethtown College Project (RB)
Series FF2 (RADIAN)
5.000%, 12/15/16	1,425	1,497
Philadelphia Hospitals and Higher Education
Facilities Authority, Jefferson Health System
(RB) Series B
5.000%, 05/15/17	2,740	3,085
Philadelphia School District (GO)
Series B (AGM)
5.000%, 06/01/17	1,015	1,132
Pittsburgh (GO) Series C (AGM)
5.250%, 09/01/18	1,000	1,099

		13,273

	Par (000)	Value (000)
Texas — 4.8%
Dallas-Fort Worth International Airport (RB)
Series G
5.000%, 11/01/26	$1,125	$1,186
Spring Branch Independent School
District (GO) (PSF-GTD)
5.000%, 02/01/17	2,000	2,267
Texas Tech University (RB) Twelfth Series
5.000%, 02/15/19	1,000	1,167

		4,620

Guam—1.7%
Guam (RB) Series A
5.000%, 01/01/25	1,500	1,626

Total Municipal Bonds (Cost $91,158)		94,151

TOTAL INVESTMENTS — 97.8% (Cost $91,158)*		94,151

Other Assets & Liabilities – 2.2%		2,082

TOTAL NET ASSETS — 100.0%		$96,234

* Aggregate cost for Federal income tax purposes is (000) $91,158.

Gross unrealized appreciation (000)	$4,156
Gross unrealized depreciation (000)	(1,163)

Net unrealized appreciation (000)	$2,993

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Bonds	$–	$94,151	$–	$94,151

Total Assets - Investments in Securities	$–	$94,151	$–	$94,151

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2013.

See Notes to Financial Statements.

P N C  M a r y l a n d  T a x  E x e m p t  B o n d   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — 95.1%
District of Columbia — 1.8%
Washington Metropolitan Area Transit Authority
(RB) Series A
5.250%, 07/01/24	$1,000	$1,124

Maryland — 85.4%
Annapolis (GO)
5.000%, 08/01/23	1,000	1,162
Anne Arundel County (GO)
5.000%, 03/01/16	325	326
Anne Arundel County, National
Business Park Project (TAN)
5.125%, 07/01/22	1,000	1,020
Baltimore County, Catholic Health Initiatives
Project, Prerefunded 09/01/16 @ 100 (RB)
Series A
5.000%, 09/01/16	500	562
Baltimore, Prerefunded 10/15/15 @ 100 (GO)
Series A (AMBAC)
5.000%, 10/15/15	715	777
Baltimore, Wastewater Projects
(RB) Series A (NATL-RE)
5.000%, 07/01/22	1,000	1,132
Charles County Consolidated Public
Improvement (GO)
5.000%, 03/01/18	1,000	1,158
5.000%, 07/15/19	1,335	1,577
Frederick County, Urbana Community
Development Authority (STRB) Series A
5.000%, 07/01/24	3,020	3,197
Howard County (GO) Series B
5.000%, 08/15/22	2,000	2,354
Maryland Community Development
Administration (RB) Series B (NATL-RE)
5.150%, 06/01/22	25	25
5.125%, 06/01/17	45	45
Maryland Department of Transportation (RB)
5.000%, 02/15/21	2,500	2,805
Maryland Department of Transportation (RB)
Second Issue
5.000%, 09/01/22	2,000	2,256
Maryland Economic Development Corporation,
University of Maryland, College Park
Project (RB)
5.000%, 07/01/15	1,665	1,782
Maryland Health & Higher Educational Facilities
Authority, Carroll Hospital Center (RB)
5.000%, 07/01/36	975	985
Maryland Health & Higher Educational Facilities
Authority, College of Notre Dame
(RB) (ETM) (NATL-RE)
5.300%, 10/01/18	460	524
Maryland Health & Higher Educational Facilities
Authority, Goucher College (RB) Series A
5.000%, 07/01/25	1,160	1,265
Maryland Health & Higher Educational Facilities
Authority, Johns Hopkins Health System (RB)
5.000%, 07/01/27	2,200	2,378

	Par (000)	Value (000)
Maryland Health & Higher Educational Facilities
Authority, Johns Hopkins Health System (RB)
Series A
5.000%, 05/15/26	$1,500	$1,622
Maryland Health & Higher Educational Facilities
Authority, Lifebridge Health (RB) (AGM)
5.000%, 07/01/19	1,000	1,105
Maryland Health & Higher Educational Facilities
Authority, MedStar Health (RB) Series A
5.000%, 08/15/26	3,000	3,212
Maryland Health & Higher Educational Facilities
Authority, Peninsula Regional Medical Center
Issue (RB) Series 2006
5.000%, 07/01/17	1,550	1,710
Maryland Industrial Development Financing
Authority, American Center for Physics
Headquarters Facility (RB)
5.250%, 12/15/14	500	502
Maryland Stadium Authority (RB)
5.000%, 06/15/21	1,280	1,497
Maryland State, Prerefunded 08/01/16 @ 100
(GO) Second Series
5.000%, 08/01/16	1,450	1,625
Maryland Transportation Authority (RB)
5.250%, 03/01/19	2,235	2,653
Maryland Transportation Authority,
Transportation Facilities Project (RB)
5.000%, 07/01/19	1,500	1,727
Maryland Water Quality Financing
Administration (RB) Series A
5.000%, 03/01/24	1,175	1,295
Montgomery County Revenue Authority,
Department of Liquor Control (RB) Series A
5.000%, 04/01/18	1,000	1,145
5.000%, 04/01/21	1,075	1,250
Montgomery County, Consolidated Public
Improvement (GO) Series A
5.000%, 08/01/18	1,500	1,763
Prince George’s County (GO) Series B
5.000%, 07/15/20	900	1,016
5.000%, 07/15/23	1,550	1,719
Prince George’s County Industrial Development
Authority, Upper Marlboro Justice Center
Project (RB) Series A (NATL-RE)
5.000%, 06/30/17	500	501
5.000%, 06/30/19	710	712
University System of Maryland, Auxiliary
Facility and Tuition Project (RB) Series A
5.000%, 04/01/18	1,200	1,397
Washington Suburban Sanitation
Commission (GO)
5.000%, 06/01/19	680	714

		52,495

Guam—4.3%
Guam (RB) Series A
5.000%, 01/01/27	2,500	2,637

See Notes to Financial Statements.

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Puerto Rico — 3.6%
Puerto Rico Public Finance Corporation (RB)
Series E (ETM) (AGM)
6.000%, 08/01/26	$510	$638
Puerto Rico Sales Tax Financing Corporation
(RB) First Sub-Series A
5.000%, 08/01/24	1,750	1,572

		2,210

Total Municipal Bonds (Cost $57,163)		58,466

TOTAL INVESTMENTS — 95.1% (Cost $57,163)*		58,466

Other Assets & Liabilities – 4.9%		3,008

TOTAL NET ASSETS — 100.0%		$61,474

* Aggregate cost for Federal income tax purposes is (000) $57,159.

Gross unrealized appreciation (000)	$2,273
Gross unrealized depreciation (000)	(966)

Net unrealized appreciation (000)	$1,307

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Bonds	$–	$58,466	$–	$58,466

Total Assets - Investments in Securities	$–	$58,466	$–	$58,466

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2013.

See Notes to Financial Statements.

P N C  M i c h i g a n  I n t e r m e d i a t e  M u n i c i p a l  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — 85.2%
Michigan — 72.0%
Caledonia Community Schools (GO)
(NATL-RE Q-SBLF)
5.000%, 05/01/21	$500	$527
Ingham County Building Authority
(RB) (NATL- RE)
5.000%, 07/01/16	500	530
Kent County (GO)
5.000%, 01/01/18	500	569
Lake Saint Claire Clean Water Initiative (GO)
5.000%, 10/01/21	645	732
Lansing Building Authority
(RB) (AMBAC)
5.000%, 06/01/19	500	531
Michigan Building Authority, Facilities Program
(RB) Series 1-A
5.000%, 10/15/23	500	558
Michigan Municipal Bond Authority,
Clean Water Pooled Project (RB)
5.000%, 10/01/22	500	568
Michigan Public Power Agency, Combustion
Turbine No. 1 Project (RB) Series A (AGM)
5.000%, 01/01/20	505	558
Michigan State Hospital Finance Authority,
Ascension Health (RB)
5.000%, 11/15/18	350	404
Michigan State Hospital Finance Authority,
Henry Ford Health System (RB)
5.500%, 11/15/17	500	568
Michigan State Hospital Finance Authority,
McLaren Health Care (RB) Series A
5.000%, 06/01/17	250	283
Michigan State Hospital Finance Authority,
Trinity Health Credit Group (RB) Series A
5.000%, 12/01/26	820	870
Michigan State Hospital Finance Authority,
Trinity Health Credit Group,
Prerefunded 12/01/16 @ 100 (RB) Series A
5.000%, 12/01/16	180	203
Michigan State Hospital Finance Authority
(RB) Series P (NATL-RE) (ETM)
5.375%, 08/15/14	25	26
Michigan State University (RB) Series A
5.000%, 08/15/25	500	570
Michigan State, Environmental Program
(GO) Series A
6.000%, 11/01/24	1,000	1,170
Northwestern Michigan College
(GO) (AMBAC)
5.000%, 04/01/18	500	525
Thornapple Kellogg School District
(GO) (NATL-RE Q-SBLF)
5.000%, 05/01/18	500	561
Troy City School District
(GO) (NATL-RE Q-SBLF)
5.000%, 05/01/17	500	549
West Branch - Rose City Area Schools
(GO) (AGM Q-SBLF)
5.000%, 05/01/19	30	31

		10,333

	Par (000)	Value (000)
Guam—3.7%
Guam (RB) Series A
5.000%, 01/01/27	$500	$527

Puerto Rico — 9.5%
Puerto Rico Public Finance Corporation (RB)
Series E (ETM) (AGM)
6.000%, 08/01/26	400	500
Puerto Rico Public Improvement (GO)
Series A (FGIC)
5.500%, 07/01/19	500	418
Puerto Rico Sales Tax Financing Corporation
(RB) First Sub-Series A
5.000%, 08/01/24	500	449

		1,367

Total Municipal Bonds (Cost $12,048)		12,227

TOTAL INVESTMENTS — 85.2% (Cost $12,048)*		12,227

Other Assets & Liabilities – 14.8%		2,120

TOTAL NET ASSETS — 100.0%		$14,347

* Aggregate cost for Federal income tax purposes is (000) $12,042.

Gross unrealized appreciation (000)	$452
Gross unrealized depreciation (000)	(267)

Net unrealized appreciation (000)	$185

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Bonds	$–	$12,227	$–	$12,227

Total Assets - Investments in Securities	$–	$12,227	$–	$12,227

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2013.

See Notes to Financial Statements.

P N C  O h i o  I n t e r m e d i a t e  T a x  E x e m p t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 3  ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — 96.8%
Ohio — 89.8%
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series B
5.000%, 09/01/21	$2,680	$3,022
American Municipal Power, AMP Fremont Energy Center Project (RB)
5.000%, 02/15/25	2,500	2,713
American Municipal Power, Hydroelectric Projects (RB) Series C
5.000%, 02/15/22	2,000	2,201
Butler County Hospital Facilities, UC Health Project (RB)
5.500%, 11/01/22	2,500	2,705
Centerville Capital Facilities (GO) (NATL-RE)
5.650%, 12/01/18	5	5
Cleveland Department of Public Utilities Division of Water (RB) Series N (NATL-RE)
5.000%, 01/01/18	1,990	2,147
Columbus (GO) Series A
5.000%, 07/01/27	2,000	2,223
Cuyahoga County (GO)
5.650%, 05/15/18	600	665
Cuyahoga County (GO) Series A
5.000%, 12/01/20	2,205	2,563
Franklin County (GO)
5.000%, 12/01/16	950	1,035
Franklin County Hospital Facilities, OhioHealth Corporation (RB)
5.000%, 05/15/28	1,150	1,225
Hamilton City School District (GO) (NATL-RE)
5.000%, 12/01/18	2,100	2,216
Hamilton County Sewer System (RB) Series B (NATL-RE)
5.000%, 12/01/17	1,325	1,436
Hilliard (GO) (NATL-RE)
5.000%, 12/01/21	240	255
Lucas County, ProMedica Healthcare Obligated Group (RB) Series D
5.000%, 11/15/21	2,005	2,279
Mad River Local School District (GO) (NATL-RE)
5.750%, 12/01/14	510	529
Ohio Housing Finance Agency (RB) Series 2 (GNMA, FNMA, FHLMC)
5.000%, 11/01/19	2,095	2,412
Ohio State Higher Educational Facility Commission (GO)
5.000%, 08/01/19	1,800	2,161
Ohio State Higher Educational Facility Commission, Case Western Reserve University Project (RB) Series C
5.000%, 12/01/17	595	688
Ohio State Higher Educational Facility Commission, Kenyon College Project (RB) (VRDN)
5.050%, 01/01/14	2,250	2,513
Ohio State Highway Capital Improvements (GO) Series Q
5.000%, 05/01/23	1,000	1,167
4.000%, 05/01/17	2,050	2,272

	Par (000)	Value (000)

Ohio State Hospital Facility, Cleveland Clinic Health System (RB) Series B
5.000%, 01/01/17	$500	$559
5.000%, 01/01/23	2,000	2,183
Ohio State Turnpike Commission (RB) Series A
5.000%, 02/15/18	1,000	1,151
5.000%, 02/15/19	1,000	1,154
Ohio State Turnpike Commission (RB) Series A (NATL-RE)
5.500%, 02/15/18	1,000	1,172
Ohio State University (RB) Series A
5.000%, 12/01/17	900	1,047
Ohio State University (RB) Series D
5.000%, 12/01/25	1,935	2,246
Ohio State University (RB) Series D (ETM)
5.000%, 12/01/25	85	102
Ohio State Water Development Authority, Fresh Water Project (RB) Series B
5.250%, 12/01/23	1,000	1,204
5.000%, 12/01/20	2,015	2,395
Ohio State Water Development Authority, Water Pollution Control Project (RB) Series A
5.000%, 12/01/17	1,000	1,162
5.000%, 06/01/20	3,055	3,617
Southwest Licking Local School District (GO) (NATL-RE)
5.750%, 12/01/16	400	448
West Chester Township (GO) (AMBAC)
5.750%, 12/01/15	2,145	2,356
Wyoming City School District (GO) Series B (NATL-RE)
5.750%, 12/01/16	800	916
5.750%, 12/01/17	400	470

		60,614

Guam — 3.7%
Guam (RB) Series A
5.000%, 01/01/26	2,350	2,506

Puerto Rico — 3.3%
Puerto Rico Public Improvement (GO) Series A (FGIC)
5.500%, 07/01/19	500	418
Puerto Rico Sales Tax Financing Corporation (RB) First Sub-Series A
5.000%, 08/01/24	2,000	1,796

		2,214

Total Municipal Bonds (Cost $62,640)		65,334
TOTAL INVESTMENTS — 96.8%
(Cost $62,640)*		65,334
Other Assets & Liabilities – 3.2%		2,168
TOTAL NET ASSETS — 100.0%		$67,502

See Notes to Financial Statements.

*	Aggregate cost for Federal income tax purposes is (000) $ 62,641.

Gross unrealized appreciation (000)	$3,429
Gross unrealized depreciation (000)	(736)

Net unrealized appreciation (000)	$2,693

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Bonds	$–	$65,334	$–	$65,334

Total Assets - Investments in Securities	$–	$65,334	$–	$65,334

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2013.

See Notes to Financial Statements.

P N C  P e n n s y l v a n i a  I n t e r m e d i a t e  M u n i c i p a l  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 3  ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — 96.6%
Pennsylvania — 88.6%
Allegheny County Higher Education Building Authority, Chatham University (RB) Series A
5.000%, 09/01/25	$1,015	$1,057
Allegheny County Higher Education Building Authority, Duquesne University (RB)
5.000%, 03/01/16	675	732
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center Project (RB) Series A
5.000%, 05/15/22	1,375	1,533
Allegheny County Port Authority, Transportation (RB)
5.000%, 03/01/26	750	796
Bucks (GO)
5.125%, 05/01/22	505	574
Central Dauphin School District (GO) (AGM)
5.000%, 12/01/20	1,000	1,016
Commonwealth of Pennsylvania (GO) First Series
5.000%, 06/01/27	500	556
Dauphin (GO)
5.000%, 11/15/20	750	843
East Stroudsburg Area School District (GO) Series A (NATL-RE FGIC)
5.750%, 09/01/16	500	562
Hempfield Township Municipal Authority (RB) (AGM)
5.000%, 09/01/16	750	801
Montgomery County Higher Education & Health Authority, Arcadia University (RB)
5.250%, 04/01/23	750	785
Pennsylvania Economic Development Financing Authority (RB) Series B
5.000%, 07/01/22	1,000	1,100
Pennsylvania Higher Educational Facilities Authority, La Salle University (RB)
5.000%, 05/01/29	750	763
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health Systems (RB)
5.250%, 08/15/25	750	834
Pennsylvania Intergovernmental Cooperation Authority, City of Philadelphia Funding Program (STRB)
5.000%, 06/15/18	1,050	1,215
Pennsylvania Turnpike Commission (RB) Series A (AGM)
5.250%, 07/15/22	750	865
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series B (SBPA - Wells Fargo Bank) (VRDN)
0.050%, 12/02/13	300	300
Philadelphia Parking Authority, Airport Parking (RB)
5.000%, 09/01/19	285	318
Pittsburgh Public Schools (GO) Series A (AGM)
5.000%, 09/01/20	750	853
Swarthmore Borough Authority (RB)
5.000%, 09/15/18	500	586

	Par (000)	Value (000)

University of Pittsburgh, Capital Project (RB) Series B
5.000%, 09/15/18	$1,000	$1,168

		17,257

Guam — 3.4%
Guam (RB) Series A
5.000%, 01/01/25	610	661

Puerto Rico — 4.6%
Puerto Rico Sales Tax Financing Corporation (RB) First Sub-Series A
5.000%, 08/01/24	1,000	898
Total Municipal Bonds
(Cost $18,390)		18,816
TOTAL INVESTMENTS — 96.6%
(Cost $18,390)*		18,816
Other Assets & Liabilities – 3.4%		667
TOTAL NET ASSETS — 100.0%		$19,483

*	Aggregate cost for Federal income tax purposes is (000) $18,390.

Gross unrealized appreciation (000)	$694
Gross unrealized depreciation (000)	(268)

Net unrealized appreciation (000)	$426

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Bonds	$–	$18,816	$–	$18,816

Total Assets - Investments in Securities	$–	$18,816	$–	$18,816

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2013.

See Notes to Financial Statements.

P N C  T a x  E x e m p t  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.5%
Arizona — 3.0%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/18	$1,735	$1,946
Arizona Transportation Board, Maricopa County Regional Area (RB)
5.000%, 07/01/19	2,250	2,649

		4,595

California — 5.2%
California (GO) Series A
5.000%, 07/01/20	1,825	2,128
California Public Works Board, Various Capital Projects (RB) Series A
5.000%, 04/01/18	1,000	1,154
5.000%, 04/01/20	1,000	1,153
California State (GO)
5.000%, 11/01/18	2,000	2,341
Los Angeles Department of Airports (RB) Series C
5.000%, 05/15/19	920	1,079

		7,855

District of Columbia — 1.3%
District of Columbia, The Catholic University of America (RB)
5.000%, 10/01/16	1,760	1,911

Florida — 5.3%
Citizens Property Insurance (RB) Series A-1
6.000%, 06/01/16	1,800	2,023
5.000%, 06/01/14	1,000	1,023
5.000%, 06/01/19	1,000	1,139
5.000%, 06/01/21	1,500	1,692
Tampa Bay Regional Water (RB) Series B
5.000%, 10/01/18	1,875	2,197

		8,074

Georgia — 0.7%
DeKalb Private Hospital Authority, Children’s Healthcare (RB)
5.000%, 11/15/14	1,075	1,120

Illinois — 12.6%
Illinois (GO)
5.000%, 07/01/22	750	795
Illinois (GO) Series A
4.000%, 01/01/17	860	914
Illinois (RB)
5.000%, 06/15/17	3,000	3,406
Illinois (RB) Series A
5.000%, 12/15/16	2,550	2,885
Illinois (RB) Series B
4.000%, 06/15/20	1,900	1,934
Illinois Finance Authority, DePaul University (RB)
5.000%, 10/01/20	1,500	1,727
Illinois Finance Authority, The Art Institute of Chicago (RB) Series A
5.250%, 03/01/19	1,000	1,145
Illinois State Toll Highway Authority (RB) Series B (AGM) (SBPA - Landesbank Hessen-Thuringen) (VRDN)
0.270%, 01/01/14	3,500	3,500

	Par (000)	Value (000)

Metropolitan Water Reclamation District of Greater Chicago (GO) Series B
5.000%, 12/01/18	$1,430	$1,665
Will County Forest Preservation District (GO)
4.000%, 12/15/18	1,000	1,114

		19,085

Indiana — 3.1%
Indiana Finance Authority, Beacon Health Systems Obligated Group (RB) Series SE
5.000%, 08/15/20	1,000	1,154
5.000%, 08/15/21	1,000	1,146
Indiana Finance Authority, State of Indiana Revolving Fund Program (RB) Series A
5.250%, 02/01/17	2,100	2,399

		4,699

Iowa — 0.4%
Iowa Finance Authority, Drake University Project (RB) (LOC - Wells Fargo Bank) (VRDN)
0.060%, 12/02/13	550	550

Kansas — 0.8%
Kansas State Department of Transportation (RB) Series B
5.000%, 09/01/19	1,000	1,192

Maryland — 1.0%
Maryland (GO) Second Series
5.000%, 08/01/15	1,395	1,504

Massachusetts — 4.0%
Commonwealth of Massachusetts (GO) Series C
5.000%, 12/01/15	2,000	2,185
Massachusetts Development Finance Agency, Partners Health Care (RB) Series K-6
5.000%, 07/01/17	1,500	1,703
Massachusetts Housing Finance Agency (RB) Series C
0.950%, 12/01/15	2,205	2,210

		6,098

Michigan — 7.0%
Michigan Building Authority, Facilities Program (RB) Series 1-A
5.000%, 10/15/16	2,000	2,231
Michigan Finance Authority, Unemployment Obligation Assessment (RB)
5.000%, 07/01/20	1,000	1,157
5.000%, 07/01/23	2,500	2,564
Michigan Municipal Bond Authority, Clean Water Pooled Project (RB)
5.000%, 10/01/17	1,025	1,178
Michigan State (GO)
5.500%, 12/01/15	1,000	1,101
Michigan State, Environmental Program (GO) Series A
5.000%, 05/01/17	1,000	1,137
Wayne County Airport Authority (RB) Series B
3.000%, 12/01/14	1,250	1,283

		10,651

See Notes to Financial Statements.

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Minnesota — 1.3%
Minnesota Public Facilities Authority (RB) Series C
5.000%, 03/01/17	$1,745	$1,974

Missouri — 3.7%
Cape Girardeau County Industrial Development Authority, St. Francis Medical Center (RB) Series A
5.000%, 06/01/20	1,000	1,146
5.000%, 06/01/22	1,570	1,771
Missouri Highway & Transportation Commission (RB)
5.000%, 05/01/16	1,100	1,220
Missouri State Health & Educational Facilities Authority, Drury University (RN) Series A
2.000%, 04/25/14	1,500	1,508

		5,645

Nevada — 2.1%
Clark County, Motor Vehicle Fuel Tax (RB) (AMBAC)
5.000%, 07/01/17	1,805	2,045
Henderson, Catholic Healthcare West (RB) Series B
5.000%, 07/01/15	500	533
Nevada, University System (GO) Series G (NATL-RE)
5.000%, 08/01/16	500	544

		3,122

New Jersey — 1.1%
New Jersey Economic Development Authority (RB)
5.000%, 06/15/18	1,500	1,662

New Mexico — 1.2%
New Mexico (RB) Series D
5.000%, 07/01/15	1,725	1,853

New York — 4.5%
Erie County (GO) Series A (NATL - RE)
5.000%, 12/01/14	1,000	1,044
Long Island Power Authority (RB) Series A
5.000%, 04/01/19	1,385	1,562
Monroe County (GO) (AMBAC)
5.000%, 06/01/14	2,500	2,552
New York City Transitional Finance Authority, New York City Recovery (RB) Series 1, Sub-Series 1D (SBPA - Landesbank Hessen-Thuringen Girozentrale) (VRDN)
0.070%, 12/02/13	395	395
New York City Transitional Finance Authority (RB) Sub-Series A-2
5.000%, 11/01/16	1,250	1,329

		6,882

	Par (000)	Value (000)

North Carolina — 5.7%
Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Prerefunded 01/15/15 @ 100 (RB) Series A
5.000%, 01/15/15	$1,500	$1,579
Forsyth (GO) Series B
5.000%, 04/01/16	1,350	1,497
5.000%, 04/01/19	1,000	1,181
North Carolina Eastern Municipal Power Agency (RB) Series A (AMBAC)
5.250%, 01/01/20	2,290	2,489
North Carolina Medical Care Commission, North Carolina Baptist Hospital (RB)
5.000%, 06/01/20	1,715	1,969

		8,715

Ohio — 2.6%
Franklin County, OhioHealth Corporation (RB) Series B (VRDN)
5.000%, 05/15/14	1,500	1,703
Ohio State Higher Educational Facility Commission, Case Western Reserve University Project (RB) Series A (VRDN)
0.060%, 12/02/13	1,200	1,200
Ohio State Hospital Facility, Cleveland Clinic Health System (RB) Series A
5.000%, 01/01/15	1,000	1,048

		3,951

Pennsylvania — 8.5%
Allegheny County Higher Education Building Authority, Chatham University (RB) Series A
5.000%, 09/01/17	1,010	1,081
5.000%, 09/01/19	610	656
4.000%, 09/01/15	920	943
Commonwealth of Pennsylvania (GO) Third Series A
5.000%, 07/15/18	1,695	1,986
Dauphin County (GO)
5.000%, 11/15/18	1,015	1,168
Montgomery County Higher Education & Health Authority, Abington Memorial Hospital (RB) Series A
5.000%, 06/01/15	1,000	1,058
Pennsylvania Economic Development Financing Authority (RB) Series B
5.000%, 07/01/22	1,000	1,100
Pennsylvania Economic Development Financing Authority (RB) Series B (VRDN)
0.600%, 01/02/14	2,000	2,000
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health Systems (RB) Series A (AMBAC)
5.000%, 08/15/19	1,000	1,059
Pittsburgh Public Schools (GO) Series B (AGM)
5.000%, 09/01/16	1,635	1,818

		12,869

See Notes to Financial Statements.

P N C  T a x  E x e m p t  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
South Dakota — 0.7%
South Dakota Health & Educational Facilities Authority, Regional Health (RB)
5.000%, 09/01/15	$1,000	$1,071

Texas — 11.3%
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/18	2,500	2,908
Frisco (GO) (NATL-RE)
5.000%, 02/15/16	1,685	1,850
Harris County Health Facilities Development Corporation, Texas Children’s Health (RB) Series 2 (SBPA - Wells Fargo Bank) (VRDN)
0.050%, 12/02/13	2,000	2,000
Houston Health Facilities Development Corporation, Buckingham Senior Living Community, Inc. Project, Prerefunded 02/15/14 @ 101 (RB) Series A
7.125%, 02/15/14	1,000	1,024
Katy Independent School District, School Building (GO) Series A (PSF-GTD)
5.000%, 02/15/21	2,000	2,369
Texas (GO) Series A
5.000%, 10/01/17	500	580
Texas (GO) Series B
5.000%, 04/01/17	3,025	3,459
University of Texas System (RB) Series A
5.000%, 08/15/21	1,400	1,664
University of Texas System (RB) Series B
5.000%, 08/15/21	1,100	1,308

		17,162

Utah—3.3%
Nebo School District, School Building (GO)
5.000%, 07/01/19	1,000	1,174
Utah State (GO) Series A
4.000%, 07/01/17	3,485	3,890

		5,064

Virginia — 2.7%
Fairfax County Industrial Development Authority, INOVA Health System Project (RB) Series C-1 (SBPA - JPMorgan Chase Bank) (VRDN)
0.050%, 12/01/13	2,525	2,525
Tobacco Settlement Financing Corporation, Prerefunded 06/01/15 @ 100 (RB)
5.625%, 06/01/15	1,425	1,539

		4,064

Washington — 3.7%
Energy Northwest, Project 3 (RB) Series A
5.000%, 07/01/18	1,985	2,322
Washington (GO) Series 2011-A
5.000%, 01/01/15	1,000	1,052
5.000%, 01/01/18	2,000	2,319

		5,693

	Par (000)	Value (000)

Guam — 1.7%
Guam (RB) Series C
5.000%, 11/15/18	$2,265	$2,590

Total Municipal Bonds
(Cost $147,748)		149,651
TOTAL INVESTMENTS — 98.5%
(Cost $147,748)*		149,651
Other Assets & Liabilities – 1.5%		2,297
TOTAL NET ASSETS — 100.0%		$151,948

*	Aggregate cost for Federal income tax purposes is (000) $147,749.

Gross unrealized appreciation (000)	$2,870
Gross unrealized depreciation (000)	(968)

Net unrealized appreciation (000)	$1,902

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Bonds	$–	$149,651	$–	$149,651

Total Assets - Investments in Securities	$–	$149,651	$–	$149,651

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2013.

See Notes to Financial Statements.

P N C  F i x e d  I n c o m e  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

	Bond Fund	Government Mortgage Fund	High Yield Bond Fund	Intermediate Bond Fund
ASSETS
Investments in non-affiliates at value	$196,128	$71,738	$27,947	$333,534
Investments in affiliates at value	4,241	880	1,837	8,724
Short term investment in affiliates purchased with collateral from securities loaned at value	482	–	–	–

Total Investments at value(1)(2)	200,851	72,618	29,784	342,258

Receivable for investments sold	99	1	–	–
Receivable for shares of beneficial interest issued	68	34	–	32
Interest receivable	1,182	235	468	1,840
Maturities receivable	1	1	–	–
Prepaid expenses	21	21	11	30
Other assets	18	11	1	28

Total Assets	202,240	72,921	30,264	344,188

LIABILITIES
Payable for collateral received for loaned securities	482	–	–	–
Payable for shares of beneficial interest redeemed	81	51	–	60
Dividends payable
Class I	125	90	33	144
Class A	1	15	1	1
Class C	–	2	–	–
Investment advisory fees payable	75	25	12	114
12b-1 fees payable
Class A	1	3	–	1
Class C	–	1	–	1
Shareholder servicing fees payable
Class A	1	3	–	1
Administration fees payable	11	5	3	18
Custodian fees payable	–	3	–	2
Transfer agent fees payable	6	8	–	10
Trustees’ deferred compensation payable	18	11	1	28
Trustees’ fees payable	4	2	–	8
Other liabilities	30	39	9	44

Total Liabilities	835	258	59	432

TOTAL NET ASSETS	$201,405	$72,663	$30,205	$343,756

Investments in non-affiliates at cost	$195,786	$70,928	$27,705	$333,234
Investments in affiliates at cost	4,241	880	1,837	8,724
Short term investment in affiliates purchased with collateral from securities loaned at cost	482	–	–	–

(1) Total Investments at cost	$200,509	$71,808	$29,542	$341,958

(2) Includes securities on loan with a value of	$462	$–	$–	$–

See Notes to Financial Statements.

	Bond Fund	Government Mortgage Fund	High Yield Bond Fund	Intermediate Bond Fund
NET ASSETS:
Paid-in Capital (Unlimited Authorization — No Par Value)	$201,755	$75,407	$30,021	$336,563
Undistributed (Distributions in Excess of ) Net Investment Income	(3)	(16)	–	12
Accumulated Net Realized Gain (Loss) on Investments	(689)	(3,538)	(58)	6,881
Net Unrealized Appreciation/Depreciation on Investments	342	810	242	300

Total Net Assets	$201,405	$72,663	$30,205	$343,756

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$197,435,784	$59,457,942	$29,701,103	$337,981,806

Class I shares outstanding	19,083,828	6,479,246	3,603,325	30,299,134

Net Asset Value, Offering and Redemption Price Per Share	$10.35	$9.18	$8.24	$11.15

Net assets applicable to Class A	$3,712,880	$11,158,925	$503,883	$4,900,277

Class A shares outstanding	358,157	1,216,501	61,050	439,001

Net Asset Value and Redemption Price Per Share	$10.37	$9.17	$8.25	$11.16

Maximum Offering Price Per Share(3)	$10.86	$9.60	$8.64	$11.69

Maximum Sales Charge Per Share	4.50%	4.50%	4.50%	4.50%

Net assets applicable to Class C	$256,719	$2,046,427	N/A	$873,701

Class C shares outstanding	24,822	223,367	N/A	77,990

Net Asset Value and Offering Price Per Share(4)	$10.34	$9.16	N/A	$11.20

(3)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(4)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  F i x e d  I n c o m e  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

	Limited Maturity Bond Fund	Total Return Advantage Fund	Ultra Short Bond Fund
ASSETS
Investments in non-affiliates at value	$321,303	$249,547	$447,431
Investments in affiliates at value	5,457	7,131	6,773
Short term investment in affiliates purchased with collateral from securities loaned at value	–	661	–

Total Investments at value(1)(2)	326,760	257,339	454,204

Receivable for investments sold	–	793	–
Receivable for shares of beneficial interest issued	5	130	976
Interest receivable	1,255	1,938	2,102
Maturities receivable	7	8	–
Prepaid expenses	32	28	44
Other assets	20	21	25

Total Assets	328,079	260,257	457,351

LIABILITIES
Payable for collateral received for loaned securities	–	661	–
Payable for shares of beneficial interest redeemed	38	20	2,075
Payable for investment securities purchased	–	513	–
Dividends payable
Class I	45	392	76
Class A	–	3	–
Class C	–	1	–
Investment advisory fees payable	95	85	77
12b-1 fees payable
Class A	1	1	1
Class C	–	1	–
Shareholder servicing fees payable
Class A	1	1	1
Administration fees payable	17	13	23
Custodian fees payable	2	2	2
Transfer agent fees payable	7	8	17
Trustees’ deferred compensation payable	20	21	25
Trustees’ fees payable	7	6	9
Other liabilities	41	40	58

Total Liabilities	274	1,768	2,364

TOTAL NET ASSETS	$327,805	$258,489	$454,987

Investments in non-affiliates at cost	$319,723	$249,806	$447,216
Investments in affiliates at cost	5,457	7,131	6,773
Short term investment in affiliates purchased with collateral from securities loaned at cost	–	661	–

(1) Total Investments at cost	$325,180	$257,598	$453,989

(2) Includes securities on loan with a value of	$–	$634	$–

See Notes to Financial Statements.

	Limited Maturity Bond Fund	Total Return Advantage Fund	Ultra Short Bond Fund
NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$330,912	$263,896	$461,722
Undistributed (Distributions in Excess of ) Net Investment Income	(72)	20	(3)
Accumulated Net Realized Gain (Loss) on Investments	(4,615)	(5,168)	(6,947)
Net Unrealized Appreciation/Depreciation on Investments	1,580	(259)	215

Total Net Assets	$327,805	$258,489	$454,987

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$322,812,426	$252,552,610	$452,132,955

Class I shares outstanding	31,686,991	23,588,383	45,358,118

Net Asset Value, Offering and Redemption Price Per Share	$10.19	$10.71	$9.97

Net assets applicable to Class A	$3,526,474	$4,878,854	$2,854,063

Class A shares outstanding	345,116	455,510	285,944

Net Asset Value and Redemption Price Per Share	$10.22	$10.71	$9.98

Maximum Offering Price Per Share(3)	$10.43	$11.21	$10.08

Maximum Sales Charge Per Share	2.00%	4.50%	1.00%

Net assets applicable to Class C	$1,465,979	$1,057,770	N/A

Class C shares outstanding	143,439	98,570	N/A

Net Asset Value and Offering Price Per Share(4)	$10.22	$10.73	N/A

(3)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(4)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  T a x  E x e m p t  B o n d  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0,  2 0 1 3  ( U n a u d i t e d )

	Intermediate Tax Exempt Bond Fund	Maryland Tax Exempt Bond Fund	Michigan Intermediate Municipal Bond Fund	Ohio Intermediate Tax Exempt Bond Fund
ASSETS
Investments in non-affiliates at value	$94,151	$58,466	$12,227	$65,334

Total Investments at value(1)	94,151	58,466	12,227	65,334

Cash	1,157	2,338	2,001	1,594
Receivable for shares of beneficial interest issued	–	–	–	181
Interest receivable	1,338	891	151	1,049
Prepaid expenses	22	8	6	8
Other assets	9	4	2	8

Total Assets	96,677	61,707	14,387	68,174

LIABILITIES
Payable for shares of beneficial interest redeemed	171	61	–	470
Dividends payable
Class I	199	130	19	144
Class A	3	1	2	2
Investment advisory fees payable	29	19	5	23
12b-1 fees payable
Class A	1	–	1	3
Shareholder servicing fees payable
Class A	1	–	1	1
Administration fees payable	7	4	2	4
Transfer agent fees payable	3	1	1	2
Trustees’ deferred compensation payable	9	4	2	8
Trustees’ fees payable	3	2	–	2
Other liabilities	17	11	7	13

Total Liabilities	443	233	40	672

TOTAL NET ASSETS	$96,234	$61,474	$14,347	$67,502

Investments in non-affiliates at cost	$91,158	$57,163	$12,048	$62,640

(1) Total Investments at cost	$91,158	$57,163	$12,048	$62,640

See Notes to Financial Statements.

	Intermediate Tax Exempt Bond Fund	Maryland Tax Exempt Bond Fund	Michigan Intermediate Municipal Bond Fund	Ohio Intermediate Tax Exempt Bond Fund
NET ASSETS:
Paid-in Capital (Unlimited Authorization — No Par Value)	$90,491	$60,016	$13,899	$63,590
Undistributed (Distributions in Excess of) Net Investment Income	147	(2)	23	(66)
Accumulated Net Realized Gain (Loss) on Investments	2,603	157	246	1,284
Net Unrealized Appreciation/Depreciation on Investments	2,993	1,303	179	2,694

Total Net Assets	$96,234	$61,474	$14,347	$67,502

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$91,884,758	$60,772,907	$8,825,225	$61,170,976

Class I shares outstanding	9,336,095	5,526,364	947,058	5,518,982

Net Asset Value, Offering and Redemption Price Per Share	$9.84	$11.00	$9.32	$11.08

Net assets applicable to Class A	$3,958,745	$647,828	$5,405,034	$5,885,704

Class A shares outstanding	403,914	58,920	580,061	532,655

Net Asset Value and Redemption Price Per Share	$9.80	$11.00	$9.32	$11.05

Maximum Offering Price Per Share(2)	$10.10	$11.34	$9.61	$11.39

Maximum Sales Charge Per Share	3.00%	3.00%	3.00%	3.00%

Net assets applicable to Class C	$390,161	$53,465	$116,789	$445,659

Class C shares outstanding	40,162	4,864	12,508	40,450

Net Asset Value and Offering Price Per Share(3)	$9.71	$10.99	$9.34	$11.02

(2)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(3)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  T a x  E x e m p t  B o n d  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

	Pennsylvania Intermediate Municipal Bond Fund	Tax Exempt Limited Maturity Bond Fund
ASSETS
Investments in non-affiliates at value	$18,816	$149,651

Total Investments at value(1)	18,816	149,651

Cash	508	514
Interest receivable	231	2,008
Prepaid expenses	6	11
Other assets	2	7

Total Assets	19,563	152,191

LIABILITIES
Payable for shares of beneficial interest redeemed	22	–
Dividends payable
Class I	40	153
Investment advisory fees payable	6	50
12b-1 fees payable
Shareholder servicing fees payable
Administration fees payable	2	9
Custodian fees payable	–	1
Transfer agent fees payable	1	1
Trustees’ deferred compensation payable	2	7
Trustees’ fees payable	1	3
Other liabilities	6	19

Total Liabilities	80	243

TOTAL NET ASSETS	$19,483	$151,948

Investments in non-affiliates at cost	$18,390	$147,748

(1) Total Investments at cost	$18,390	$147,748

See Notes to Financial Statements.

	Pennsylvania Intermediate Municipal Bond Fund	Tax Exempt Limited Maturity Bond Fund
NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$18,917	$150,141
Undistributed (Distributions in Excess of ) Net Investment Income	(43)	(20)
Accumulated Net Realized Gain (Loss) on Investments	183	(76)
Net Unrealized Appreciation/Depreciation on Investments	426	1,903

Total Net Assets	$19,483	$151,948

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$16,653,742	$151,479,731

Class I shares outstanding	1,668,542	14,528,581

Net Asset Value, Offering and Redemption Price Per Share	$9.98	$10.43

Net assets applicable to Class A	$2,118,195	$468,494

Class A shares outstanding	211,775	44,909

Net Asset Value and Redemption Price Per Share	$10.00	$10.43

Maximum Offering Price Per Share(2)	$10.31	$10.75

Maximum Sales Charge Per Share	3.00%	3.00%

Net assets applicable to Class C	$710,577	N/A

Class C shares outstanding	71,103	N/A

Net Asset Value and Offering Price Per Share(3)	$9.99	N/A

(2)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(3)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  F i x e d  I n c o m e  F u n d s

S T A T E M E N T S    O F    O P E R A T I O N S    ( 0 0 0 )

F o r  t h e  S i x  M o n t h s  E n d e d  N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

	Bond Fund	Government Mortgage Fund	High Yield Bond Fund	Intermediate Bond Fund
Investment Income:
Interest from unaffiliated investments	$2,446	$1,527	$670	$3,295
Dividends from affiliated funds(1)	1	–	–	1
Security lending income(2)	3	–	–	1

Total Investment Income	2,450	1,527	670	3,297

Expenses:
Investment advisory fees	436	166	57	730
Administration fees	52	23	8	97
12b-1 fees:
Class A	1	2	–	1
Class C	1	9	–	4
Shareholder servicing fees:
Class A	5	15	1	7
Class C	–	3	–	1
Transfer agent fees	20	21	2	34
Custodian fees	4	7	1	6
Professional fees	21	11	5	38
Pricing service fees	11	25	4	12
Printing and shareholder reports	6	8	1	9
Registration and filing fees	23	23	14	23
Trustees’ fees	8	4	1	15
Miscellaneous	6	6	1	12

Total Expenses	594	323	95	989

Less:
Waiver of investment advisory fees(1)	–	–	(9)	–

Net Expenses	594	323	86	989

Net Investment Income (Loss)	1,856	1,204	584	2,308

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	(328)	54	127	1,316
Net change in unrealized appreciation/depreciation on investments	(3,503)	(1,925)	(310)	(5,262)

Net Gain (Loss) on Investments	(3,831)	(1,871)	(183)	(3,946)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,975)	$(667)	$401	$(1,638)

(1)	See Note 3 in Notes to Financial Statements.
(2)	See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

	Limited Maturity Bond Fund	Total Return Advantage Fund	Ultra Short Bond Fund

Investment Income:
Interest from unaffiliated investments	$1,731	$3,887	$1,448
Dividends from affiliated funds(1)	2	2	3
Security lending income(2)	–	5	–

Total Investment Income	1,733	3,894	1,451

Expenses:
Investment advisory fees	594	519	436
Administration fees	90	69	114
12b-1 fees:
Class A	1	1	–
Class C	6	4	–
Shareholder servicing fees:
Class A	5	6	4
Class C	2	1	–
Transfer agent fees	30	29	51
Custodian fees	6	6	7
Professional fees	34	28	42
Pricing service fees	8	19	6
Printing and shareholder reports	8	10	14
Registration and filing fees	24	25	29
Trustees’ fees	13	10	17
Miscellaneous	9	9	22

Total Expenses	830	736	742

Less:
Waiver of 12b-1 fees:(3)
Class C	(4)	–	–

Net Expenses	826	736	742

Net Investment Income (Loss)	907	3,158	709

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	161	797	(300)
Net change in unrealized appreciation/depreciation on investments	27	(5,875)	231

Net Gain (Loss) on Investments	188	(5,078)	(69)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,095	$(1,920)	$640

(1)	See Note 3 in Notes to Financial Statements.
(2)	See Note 9 in Notes to Financial Statements.
(3)	See Note 4 in Notes to Financial Statements.

See Notes to Financial Statements.

P N C  T a x  E x e m p t  B o n d  F u n d s

S T A T E M E N T S    O F    O P E R A T I O N S    ( 0 0 0 )

F o r  t h e  S i x  M o n t h s  E n d e d  N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

	Intermediate Tax Exempt Bond Fund	Maryland Tax Exempt Bond Fund	Michigan Intermediate Municipal Bond Fund	Ohio Intermediate Tax Exempt Bond Fund
Investment Income:
Interest	$1,722	$1,052	$288	$1,320

Total Investment Income	1,722	1,052	288	1,320

Expenses:
Investment advisory fees	218	127	32	150
Administration fees	30	19	5	20
12b-1 fees:
Class A	1	–	–	1
Class C	2	–	–	2
Shareholder servicing fees:
Class A	4	1	7	8
Class C	1	–	–	1
Transfer agent fees	11	6	5	9
Custodian fees	2	1	1	2
Professional fees	13	9	5	11
Pricing service fees	5	4	2	4
Printing and shareholder reports	3	2	2	3
Registration and filing fees	22	6	7	7
Trustees’ fees	5	2	1	3
Miscellaneous	3	2	1	4

Total Expenses	320	179	68	225

Less:
Waiver of investment advisory fees(1)	(26)	(10)	–	–

Net Expenses	294	169	68	225

Net Investment Income (Loss)	1,428	883	220	1,095

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	1,148	(136)	167	1,162
Net change in unrealized appreciation/depreciation on investments	(4,737)	(2,284)	(697)	(3,447)

Net Gain (Loss) on Investments	(3,589)	(2,420)	(530)	(2,285)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,161)	$(1,537)	$(310)	$(1,190)

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

	Pennsylvania Intermediate Municipal Bond Fund	Tax Exempt Limited Maturity Bond Fund
Investment Income:
Interest	$370	$1,477

Total Investment Income	370	1,477

Expenses:
Investment advisory fees	43	305
Administration fees	7	41
12b-1 fees:
Class C	3	–
Shareholder servicing fees:
Class A	3	1
Class C	1	–
Transfer agent fees	3	10
Custodian fees	1	3
Professional fees	5	17
Pricing service fees	2	8
Printing and shareholder reports	1	2
Registration and filing fees	6	14
Trustees’ fees	16
Miscellaneous	1	3

Total Expenses	77	410

Less:
Waiver of investment advisory fees(1)	–	(6)

Net Expenses	77	404

Net Investment Income (Loss)	293	1,073

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	95	(256)
Net change in unrealized appreciation/depreciation on investments	(1,123)	(1,055)

Net Gain (Loss) on Investments	(1,028)	(1,311)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(735)	$(238)

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

P N C  F i x e d  I n c o m e  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )  ( U n a u d i t e d )

Bond Fund			Government Mortgage Fund		High Yield Bond Fund
For the Six Months Ended November 30, 2013		For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013	For the Year Ended May 31, 2013

Investment Activities:
Net investment income (loss)	$1,856	$3,585	$1,204	$2,609	$584	$706
Net realized gain (loss) on investments sold	(328)	3,082	54	999	127	43
Net change in unrealized appreciation/depreciation on investments	(3,503)	(4,068)	(1,925)	(4,228)	(310)	713
Net increase (decrease) in net assets resulting from operations	(1,975)	2,599	(667)	(620)	401	1,462
Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(1,824)	(3,963)	(1,020)	(2,947)	(571)	(681)
Class A	(31)	(80)	(158)	(293)	(12)	(27)
Class C	(1)	(3)	(24)	(76)	–	–
Distributions from net realized gains:
Class I	–	(3,438)	–	–	–	(252)
Class A	–	(75)	–	–	–	(10)
Class C	–	(5)	–	–	–	–

Total dividends and distributions	(1,856)	(7,564)	(1,202)	(3,316)	(583)	(970)
Share Transactions:
Proceeds from shares issued:
Class I	34,916	37,292	282	44,249	14,010	7,343
Class A	37	330	4,083	2,483	26	84
Class C	–	68	46	598	–	–
Reinvestment of dividends and distributions:
Class I	1,041	4,172	423	1,079	380	753
Class A	23	112	62	202	8	23
Class C	1	8	8	23	–	–

Total proceeds from shares issued and reinvested	36,018	41,982	4,904	48,634	14,424	8,203
Value of shares redeemed:
Class I	(28,671)	(24,944)	(27,111)	(42,624)	(1,216)	(989)
Class A	(210)	(855)	(1,255)	(5,716)	(14)	(107)
Class C	(24)	(92)	(874)	(1,485)	–	–

Total value of shares redeemed	(28,905)	(25,891)	(29,240)	(49,825)	(1,230)	(1,096)

Increase (decrease) in net assets from share transactions	7,113	16,091	(24,336)	(1,191)	13,194	7,107

Contributions of capital by affiliate(1)	1	–	10	–	–	–

Total increase (decrease) in net assets	3,283	11,126	(26,195)	(5,127)	13,012	7,599
Net Assets:
Beginning of period	198,122	186,996	98,858	103,985	17,193	9,594
End of period*	$201,405	$198,122	$72,663	$98,858	$30,205	$17,193

*Including undistributed (distributions in excess of ) net investment income	$(3)	$(3)	$(16)	$(18)	$–	$(1)

(1)	See Note 10 in Notes to Financial Statements.

See Notes to Financial Statements.

Intermediate Bond Fund		Limited Maturity Bond Fund		Total Return Advantage Fund		Ultra Short Bond Fund
For the Six Months Ended November 30, 2013	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013	For the Year Ended May 31, 2013

$ 2,308	$6,203	$907	$1,740	$3,158	$6,517	$709	$968
1,316	10,504	161	1,064	797	6,849	(300)	493

(5,262)	(8,879)	27	(390)	(5,875)	(5,545)	231	147

(1,638)	7,828	1,095	2,414	(1,920)	7,821	640	1,608

(2,280)	(6,418)	(902)	(2,594)	(3,096)	(6,967)	(709)	(2,081)
(26)	(83)	(5)	(23)	(56)	(138)	(1)	(10)
(2)	(8)	–	–	(7)	(12)	–	–

–	(8,548)	–	–	–	–	–	–
–	(132)	–	–	–	–	–	–
–	(30)	–	–	–	–	–	–

(2,308)	(15,219)	(907)	(2,617)	(3,159)	(7,117)	(710)	(2,091)

15,419	44,563	95,294	100,014	23,256	45,026	239,494	287,009
4	163	16	174	36	336	110	256
1	690	22	63	268	412	–	–

1,278	9,448	593	1,595	663	1,667	303	856
21	187	4	19	41	102	1	8
–	15	–	–	1	3	–	–

16,723	55,066	95,929	101,865	24,265	47,546	239,908	288,129

(53,813)	(64,872)	(96,523)	(115,447)	(32,786)	(44,356)	(192,304)	(424,476)
(628)	(977)	(419)	(1,383)	(533)	(988)	(991)	(2,257)
(433)	(439)	(265)	(681)	(161)	(65)	–	–

(54,874)	(66,288)	(97,207)	(117,511)	(33,480)	(45,409)	(193,295)	(426,733)

(38,151)	(11,222)	(1,278)	(15,646)	(9,215)	2,137	46,613	(138,604)

3	–	7	–	1	–	–	–

(42,094)	(18,613)	(1,083)	(15,849)	(14,293)	2,841	46,543	(139,087)

385,850	404,463	328,888	344,737	272,782	269,941	408,444	547,531
$ 343,756	$385,850	$327,805	$328,888	$258,489	$272,782	$454,987	$408,444

$ 12	$12	$(72)	$(72)	$20	$21	$(3)	$(2)

See Notes to Financial Statements.

P N C  T a x  E x e m p t  B o n d  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )  ( U n a u d i t e d )

	Intermediate Tax Exempt Bond Fund
	For the Six Months Ended November 30, 2013	For the Year Ended May 31, 2013
Investment Activities:
Net investment income (loss)	$1,428	$3,468
Net realized gain (loss) on investments sold	1,148	2,213
Net change in unrealized appreciation/depreciation on investments	(4,737)	(3,093)
Net increase (decrease) in net assets resulting from operations	(2,161)	2,588
Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(1,384)	(3,381)
Class A	(40)	(81)
Class C	(3)	(7)
Distributions from net realized gains:
Class I	–	(1,126)
Class A	–	(29)
Class C	–	(4)
Total dividends and distributions	(1,427)	(4,628)
Share Transactions:
Proceeds from shares issued:
Class I	5,214	16,759
Class A	1,050	39
Class C	8	305
Reinvestment of dividends and distributions:
Class I	66	238
Class A	23	58
Class C	2	5
Total proceeds from shares issued and reinvested	6,363	17,404
Value of shares redeemed:
Class I	(36,943)	(25,465)
Class A	(131)	(1,003)
Class C	(126)	(275)
Total value of shares redeemed	(37,200)	(26,743)
Increase (decrease) in net assets from share transactions	(30,837)	(9,339)
Contributions of capital by affiliate(1)	1	–
Total increase (decrease) in net assets	(34,425)	(11,379)
Net Assets:
Beginning of period	130,659	142,038
End of period*	$96,234	$130,659

*Including undistributed (distributions in excess of ) net investment income	$147	$146

See Notes to Financial Statements.

Maryland Tax Exempt Bond Fund		Michigan Intermediate Municipal Bond Fund		Ohio Intermediate Tax Exempt Bond Fund		Pennsylvania Intermediate Municipal Bond Fund
For the Six Months Ended November 30, 2013	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013	For the Year Ended May 31, 2013

$883	$1,929	$220	$429	$1,095	$2,564	$293	$778
(136)	580	167	126	1,162	779	95	207

(2,284)	(1,478)	(697)	(376)	(3,447)	(2,008)	(1,123)	(591)

(1,537)	1,031	(310)	179	(1,190)	1,335	(735)	394

(874)	(1,909)	(144)	(298)	(1,008)	(2,357)	(252)	(690)
(8)	(19)	(71)	(132)	(82)	(194)	(30)	(72)
(1)	(1)	(1)	(1)	(5)	(13)	(7)	(16)

–	(525)	–	(134)	–	(954)	–	(254)
–	(6)	–	(67)	–	(88)	–	(29)
–	–	–	(1)	–	(8)	–	(9)
(883)	(2,460)	(216)	(633)	(1,095)	(3,614)	(289)	(1,070)

769	3,330	–	1,529	761	4,482	192	1,690
–	–	21	119	1	67	–	310
1	56	–	64	–	47	18	–

35	162	21	46	39	196	3	63
3	11	56	164	67	224	25	83
–	1	1	1	4	16	7	24
808	3,560	99	1,923	872	5,032	245	2,170

(4,132)	(8,783)	(2,898)	(1,942)	(13,620)	(9,400)	(5,594)	(6,166)
(7)	(150)	(270)	(612)	(576)	(1,380)	(527)	(684)
–	(3)	–	(33)	(162)	(116)	(70)	(250)
(4,139)	(8,936)	(3,168)	(2,587)	(14,358)	(10,896)	(6,191)	(7,100)

(3,331)	(5,376)	(3,069)	(664)	(13,486)	(5,864)	(5,946)	(4,930)
–	–	–	–	3	–	4	–
(5,751)	(6,805)	(3,595)	(1,118)	(15,771)	(8,143)	(6,970)	(5,606)

67,225	74,030	17,942	19,060	83,273	91,416	26,453	32,059
$61,474	$67,225	$14,347	$17,942	$67,502	$83,273	$19,483	$26,453

$(2)	$(2)	$23	$19	$(66)	$(66)	$(43)	$(47)

See Notes to Financial Statements.

P N C  T a x  E x e m p t  B o n d  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )  ( U n a u d i t e d )

	Tax Exempt Limited Maturity Bond Fund
	For the Six Months Ended November 30, 2013	For the Year Ended May 31, 2013
Investment Activities:
Net investment income (loss)	$1,073	$2,351
Net realized gain (loss) on investments sold	(256)	328
Net change in unrealized appreciation/depreciation on investments	(1,055)	(1,617)
Net increase (decrease) in net assets resulting from operations	(238)	1,062
Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(1,070)	(2,344)
Class A	(3)	(7)
Distributions from net realized gains:
Class I	–	(299)
Class A	–	(1)
Total dividends and distributions	(1,073)	(2,651)
Share Transactions:
Proceeds from shares issued:
Class I	26,833	54,678
Class A	–	26
Reinvestment of dividends:
Class I	142	391
Class A	3	8
Total proceeds from shares issued and reinvested	26,978	55,103
Value of shares redeemed:
Class I	(19,858)	(48,259)
Class A	(70)	(13)
Class C	–	(13)
Total value of shares redeemed	(19,928)	(48,285)
Increase (decrease) in net assets from share transactions	7,050	6,818
Total increase (decrease) in net assets	5,739	5,229
Net Assets:
Beginning of period	146,209	140,980
End of period*	$151,948	$146,209

*Including undistributed (distributions in excess of ) net investment income	$(20)	$(20)

(1)	See Note 10 in Notes to Financial Statements.

See Notes to Financial Statements.

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

1. Fund Organization

PNC Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. As of November 30, 2013, the Trust offered for sale shares of 35 Funds. Each of the Funds is authorized to issue various classes of shares (individually, a “Class”, collectively, the “Classes”). Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the Target Date, Equity, Fixed Income and Tax Exempt Bond Funds, as defined below, Class I Shares are sold without a sales charge; Equity, Fixed Income and Tax Exempt Bond Funds’ Class A Shares are sold subject to a front-end sales charge; and Equity, Fixed Income and Tax Exempt Bond Funds’ Class C Shares are sold with a contingent deferred sales charge. Front-end sales charges and contingent deferred sales charges may be reduced or waived under certain circumstances.

On February 1, 2010, the Trust Plan of Reorganization (“Reorganization”) of Allegiant Funds (“Acquiring Funds”) and PNC Funds, Inc. (“Acquired Funds”) was completed, including a change in the name of Allegiant Funds to PNC Funds.

Effective September 28, 2012, the Trust began offering Class I Shares of Retirement Income Fund, Target 2020 Fund, Target 2030 Fund, Target 2040 Fund and Target 2050 Fund. Each of the Target Date Funds commenced operations on October 1, 2012.

Effective August 30, 2013, Class C Shares of PNC Tax Exempt Limited Maturity Bond Fund were no longer available for purchase by investors. The share class is now closed.

As of November 30, 2013, the Trust offered five asset categories that consist of the following Funds:

Target Date Funds

PNC Retirement Income Fund, PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund and PNC Target 2050 Fund;

Equity Funds

PNC Balanced Allocation Fund, PNC International Equity Fund, PNC Large Cap Core Fund (formerly known as PNC Large Cap Core Equity Fund), PNC Large Cap Growth Fund, PNC Large Cap Value Fund, PNC Mid Cap Fund (formerly known as PNC Mid Cap Value Fund), PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund, PNC S&P 500 Index Fund and PNC Small Cap Fund;

Fixed Income Funds

PNC Bond Fund, PNC Government Mortgage Fund, PNC High Yield Bond Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund and PNC Ultra Short Bond Fund;

Tax Exempt Bond Funds

PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Michigan Intermediate Municipal Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund, PNC Pennsylvania Intermediate Municipal Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund; and

Money Market Funds

PNC Government Money Market Fund, PNC Money Market Fund, PNC Ohio Municipal Money Market Fund, PNC Pennsylvania Tax Exempt Money Market Fund, PNC Tax Exempt Money Market Fund and PNC Treasury Money Market Fund.

The financial statements presented herein are those of the Target Date, Equity, Fixed Income and Tax Exempt Bond Funds (each referred to as a “Fund,” or collectively as the “Funds”). The financial statements of the Money Market Funds are not presented herein, but are presented separately.

2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

In determining market value for equity securities and exchange-traded funds (“ETFs”), the assets of the Funds that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

price at the official close of trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, or the exchange on which they are traded. Securities quoted on the NASDAQ® National Market System are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. Equity securities and ETFs for which there were no transactions, and for which market quotations are not readily available, are typically valued at the mean between the most recent bid and asked prices. Assets of the Funds invested in debt securities are typically valued by an independent pricing service (“Service”). When quoted bid prices for portfolio securities are readily available and are representative of the bid side of the market, these investments are valued at the quoted bid prices (as obtained by the Service from dealers in such securities). The Funds, under supervision of the Board of Trustees of the Trust (the “Board”), reserve the right to alternatively utilize the mean between the most recent bid and asked prices for fixed income securities, should such prices be determined to more accurately represent the value of those fixed income securities. Debt securities as well as other investments may be carried at fair value based on methods which include consideration of yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading characteristics and other market data or factors; indications as to values from dealers or other financial institutions that trade the securities; and general market conditions. The Board has approved the use of the Service and other pricing services. The Funds may use various pricing services or discontinue the use of any pricing service.

Short-term obligations with maturities of 60 days or less when purchased are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board. Short-term obligations with greater than 60 days to maturity when purchased are valued at mark-to-market until the 60th day before maturity; after which they are valued at amortized cost until maturity.

Portfolio securities which are primarily traded on foreign securities exchanges are valued at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. Such securities are generally valued at the closing values of such securities on their respective exchanges. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents at the prevailing market rate at the close of market on the day of valuation. Certain foreign securities may be traded on foreign exchanges or over-the-counter markets on days on which a Fund’s net asset value is not calculated. In such cases, the net asset value of a Fund’s shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

Investments in underlying PNC Funds or in any other mutual funds are valued at their respective net asset values as determined by those funds each business day.

Forward currency contracts are valued based upon closing foreign exchange rates from each respective foreign market.

Futures contracts are valued at the daily quoted settlement prices.

The Board has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of trading on the NYSE, that affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading the entire day and no other market prices are available. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, the close of trading on the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information furnished daily by the Service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the incidence of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

The Financial Accounting Standards Board (“FASB”) statement “Fair Value Measurements and Disclosures” defines fair value as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels. Assets and liabilities reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

•	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Equity securities and ETFs for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

Futures contracts which are valued at their daily closing price on the primary exchange on which they are traded.

•	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; certain non-exchange traded derivatives such as swaps, forwards, or over-the-counter traded options based on pricing models using inputs observed on actively quoted markets; or, observable correlated market inputs.

Equity Securities – certain foreign equity securities that are fair value adjusted through an independent pricing service, which considers statistically relevant trading pattern correlations in relation to the intraday trading in the U.S. securities markets, such as the movement of certain indexes, American Depositary Receipts, futures or ETFs.

Fixed Income Securities – independent pricing service-supplied valuations, including matrix pricing, based on methods which consider standard inputs (“standard inputs”) such as yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities; short term obligations valued at amortized cost; or, repurchase agreements.

•	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels at the end of the reporting period. Certain foreign equity securities are fair value adjusted through the Service which considers statistically relevant trading patterns. Such securities may periodically move between input valuation Level 1 and input valuation Level 2 based on whether or not they meet fair value adjustment trigger requirements. Securities that meet the fair value adjustment trigger requirements are considered input valuation Level 2 securities.

Other financial instruments are derivative instruments not reflected in total investments within the Schedules of Investments, such as futures and forwards, which are reflected in net assets at the unrealized appreciation/depreciation on the investment.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of November 30, 2013 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on a trade date basis for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the estimated lives of the respective investments using the effective interest method. Dividends are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the respective Fund is notified. Certain countries may impose taxes on the Funds with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned. Expenses that are common to all of the Funds in the Trust are allocated among the Funds primarily on the basis of each Fund’s respective average net assets. However, other allocation methodologies may also be utilized when appropriate for a given circumstance, including a fixed or straight-line allocation across Funds. Expenses that are common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to

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each Class based upon the relative daily net assets of each Class. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class.

Dividends and Distributions to Shareholders

With respect to the Fixed Income and Tax Exempt Bond Funds, dividends from net investment income are declared daily and paid monthly. Dividends from net investment income, if any, for Retirement Income, Balanced Allocation, Large Cap Core, Large Cap Value and S&P 500 Index Funds are declared and paid quarterly. Dividends from net investment income, if any, for Target 2020, Target 2030, Target 2040, Target 2050, International Equity, Large Cap Growth, Mid Cap, Multi-Factor Small Cap Core, Multi-Factor Small Cap Growth, Multi-Factor Small Cap Value and Small Cap Funds are declared and paid annually. Net realized capital gains, if any, will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Exchange-Traded Funds

Certain Funds may invest in ETFs. The ETFs in which the Funds invest generally seek investment results that correspond generally to the performance, before fees and expenses, of an underlying index. As a result, adverse performance of a particular security in an ETF’s underlying portfolio will ordinarily not result in the elimination of the security from the ETF’s portfolio. Each ETF offers and issues shares at their net asset value per share only to certain institutional investors in aggregations of a specified number of shares, generally in exchange for a basket of securities included in its underlying index, together with the deposit of a specified cash payment. ETFs are listed and traded on national securities exchanges and also may be listed on certain non-U.S. exchanges.

ETFs are subject to additional risks due to their shares being listed and traded on securities exchanges. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand as well as changes in market value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value.

There can be no assurance that an active trading market for these particular ETFs will develop or be maintained. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in the Statements of Operations for the current period. The Funds do not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

Inflation-Indexed Securities

Certain Funds may invest in inflation-protected securities either directly or through pooled investment vehicles such as ETFs or mutual funds. Inflation-protected securities, unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity. The Target Date Funds will primarily utilize pooled investment vehicles that hold Inflation-Indexed Securities in order to maintain exposure to TIPS.

Derivative Financial Instruments

Commodity-Linked Instruments

Certain Funds may invest in commodities indirectly through pooled investment vehicles such as ETFs or mutual funds that hold commodities, commodities-based derivatives or financial instruments where the reference asset is a commodity or commodity index. A Fund’s investments in commodities or commodity-linked instruments may expose such Fund to greater volatility than investments in traditional securities. The prices of commodities can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries, potentially causing the value of a Fund’s securities to be more volatile or to decline in value significantly. In addition, political, economic and other conditions in a limited number of commodity-producing countries may have a direct effect on the market value of commodities and the companies that engage in related businesses. Pooled investment vehicles may use commodities-based derivatives that are leveraged and therefore may magnify or otherwise increase investment losses to a Fund. The Target Date Funds will primarily utilize pooled investment vehicles that hold commodity-linked instruments in order to maintain exposure to the commodities sector for diversification purposes.

Foreign Equity Certificates

Certain Funds may invest in foreign equity certificates (“certificates”) which are sometimes also called equity-linked certificates or participation notes and may be issued in various forms such as low exercise price or Rule 144A warrants. When doing so, the Fund purchases the certificates from an issuer, who may or may not hold shares of the underlying stock (“equity security”) in the local market and issues a call note for the underlying equity security. If the Fund exercises its call and closes its position, the shares are sold and the note is redeemed with the proceeds. Each note represents one share of the underlying equity security; therefore, the price, performance and liquidity of the note are all directly linked to the underlying equity security. The notes can be redeemed for the full value of the underlying equity security, less transactional and other costs. Such certificates are typically utilized as a cost-effective means of direct investment into certain markets. In addition to the market risk related to the value of the underlying equity security, the Fund bears additional counterparty risk to the issuer or guarantor of the unsecured notes.

Forward Currency Contracts

Certain Funds may enter into forward currency contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. Such contracts, which are designed to protect the value of the Fund’s investment securities against an adverse movement in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to an adverse movement in the value of a hedged currency, at the same time they tend to limit the potential gain that might be realized should the value of such foreign currency unexpectedly move opposite to the hedge. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The unrealized gain or loss on open forward currency contracts at November 30, 2013 is included in the respective Fund’s Schedule of Investments.

Futures Contracts

Certain Funds may enter into futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates and currency values. Futures contracts are valued at the daily quoted settlement prices. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract and are included in the respective Fund’s Statement of Assets and Liabilities. The daily change in the contract is recorded as an unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. The unrealized gain or loss on open futures contracts at November 30, 2013 is included in the respective Fund’s Schedule of Investments. The change in

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the unrealized gain or loss on open futures contracts and the gain or loss recognized upon the close of futures contracts for the six month period ended November 30, 2013 are included in the respective Fund’s Statement of Operations.

There are several risks in connection with the use of futures contracts including the risk of loss in excess of the amount recognized in a Fund’s Schedule of Investments to the extent of total notional value. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Certain Funds, particularly the International Equity and Balanced Allocation Funds, may also use futures to gain cost efficient diversified exposure to a specific country or region. Equity Index futures are primarily used by the Equity Funds to maintain market exposure for short-term liquidity within a respective Fund. To accomplish such a strategy, a Fund may purchase an Equity Index future to maintain market exposure in lieu of purchasing individual securities for portions of the Fund that are being held for short-term liquidity or other reasons. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Details of futures contracts open as of November 30, 2013 are included in the respective Fund’s Schedule of Investments.

Derivative Holdings Categorized by Risk Exposure

The following information is intended to enable financial statement users to understand how derivatives are accounted for and how derivative instruments affect a Fund’s financial position and results of operations.

Location on the Statement of Assets and Liabilities
Derivative Type	Asset Derivative Value	Liability Derivative Value
Equity contracts	Variation margin receivable from broker for open futures contracts*	Variation margin payable to broker for open futures contracts*
Foreign exchange contracts	Net unrealized appreciation on forward currency contracts	Net unrealized depreciation on forward currency contracts

*The variation margin shown on the Statements of Assets and Liabilities is the daily change in the unrealized appreciation/depreciation for open futures contracts. The balance presented below is the cumulative change in unrealized appreciation/depreciation from the date the contract was opened until November 30, 2013 and is included in the Net Assets of the Fund.

	Equity Contracts (000)	Foreign Exchange Contracts (000)	Total Value at 11/30/13 (000)
Asset Derivative Value
Balanced Allocation Fund
Forward Currency Contract	$–	$30	$30
Futures Contracts	14	–	14
	$14	$30	$44
International Equity Fund
Forward Currency Contract	$–	$1,038	$1,038
Futures Contracts	1,205	–	1,205
	$1,205	$1,038	$2,243
Large Cap Growth Fund
Futures Contracts	$7	$–	$7
S&P 500 Index Fund
Futures Contracts	$165	$–	$165
Small Cap Fund
Futures Contracts	$90	$–	$90

Location on the Statement of Operations
Derivative Type
Equity contracts	Net realized gain (loss) on futures

Net change in unrealized appreciation/depreciation on futures
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions

Net change in unrealized appreciation/depreciation on foreign currency translation

	Equity Contracts (000)	Foreign Exchange Contracts (000)	Total Value at 11/30/13 (000)
Realized Gain (Loss) on Derivatives Recognized in Income
Balanced Allocation Fund
Futures Contracts	$26	$–	$26
Forward Currency Contract	–	–	–
	$26	$–	$26
International Equity Fund
Futures Contracts	$1,218	$–	$1,218
Forward Currency Contract	–	–	–
	$1,218	$–	$1,218
Large Cap Growth Fund
Futures Contracts	$72	$–	$72
S&P 500 Index Fund
Futures Contracts	$130	$–	$130
Small Cap Fund
Futures Contracts	$145	$–	$145

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Balanced Allocation Fund
Futures Contracts	$(5)	$–	$(5)
Forward Currency Contracts	–	16	16
	$(5)	$16	$11
International Equity Fund
Futures Contracts	$390	$–	$390
Forward Currency Contracts	–	559	559
	$390	$559	949
Large Cap Growth Fund
Futures Contracts	$(3)	$–	$(3)
S&P 500 Index Fund
Futures Contracts	$102	$–	$102
Small Cap Fund
Futures Contracts	$42	$–	$42

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During the six month period ended November 30, 2013, the futures and forwards transactions executed by the Equity Funds are shown in the following table.

	Notional Cost of Contracts May 31, 2013 (000)	Notional Cost of Contracts Opened (000)	Notional Cost of Contracts Closed (000)	Notional Cost of Contracts November 30, 2013 (000)
Balanced Allocation Fund
Forward Currency Contracts	$ 464	$ 150	$ –	$ 614
Futures Contracts	126	278	(262)	142
International Equity Fund
Forward Currency Contracts	15,588	5,985	–	21,573
Futures Contracts	8,143	21,422	(17,562)	12,003
Large Cap Growth Fund
Futures Contracts	886	4,210	(4,562)	534
S&P 500 Index Fund
Futures Contracts	1,158	5,037	(3,203)	2,992
Small Cap Fund
Futures Contracts	1,032	2,242	(2,222)	1,052

Master Agreements and Netting Arrangements

Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association (“ISDA”) Agreements and a Securities Loan Agreement, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event, default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash but can include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk.

Offsetting of Financial and Derivative Assets and Liabilities

The following table shows the financial and derivative instruments of each Fund that are subject to Master Agreements (or similar arrangements) and the collateral received and pledged in connection with the netting arrangements at November 30, 2013.

Description	Form of Master Agreement	Gross Amounts Presented in the Statement of Assets and Liabilities (000)	Gross Amounts Netted in the Statement of Assets and Liabilities (000)	Net Amounts Presented in the Statement of Assets and Liabilities (000)	Cash Collateral Received(1) (000)	Net Amount (000)
Balanced Allocation Fund
Forward Currency Contracts	ISDA	$30	$–	$30	$–	$30
Securities Lending(2)	Securities Loan Agreement	1,851	–	1,851	(1,851)	–
		$1,881	$–	$1,881	$(1,851)	$30
International Equity Fund
Forward Currency Contracts	ISDA	$1,038	$–	$1,038	$–	$1,038
Securities Lending(2)	Securities Loan Agreement	17,327	–	17,327	(17,327)	–
		$18,365	$–	$18,365	$(17,327)	$1,038
Large Cap Growth Fund
Securities Lending(2)	Securities Loan Agreement	$608	$–	$608	$(608)	$–
Mid Cap Fund
Securities Lending(2)	Securities Loan Agreement	$406	$–	$406	$(406)	$–
Multi-Factor Small Cap Core Fund
Securities Lending(2)	Securities Loan Agreement	$1,487	$–	$1,487	$(1,487)	$–
Multi-Factor Small Cap Growth Fund
Securities Lending(2)	Securities Loan Agreement	$960	$–	$960	$(960)	$–
Multi-Factor Small Cap Value Fund
Securities Lending(2)	Securities Loan Agreement	$1,128	$–	$1,128	$(1,128)	$–
S&P 500 Index Fund
Securities Lending(2)	Securities Loan Agreement	$500	$–	$500	$(500)	$–
Small Cap Fund
Securities Lending(2)	Securities Loan Agreement	$42,713	$–	$42,713	$(42,713)	$–
Bond Fund
Securities Lending(2)	Securities Loan Agreement	$462	$–	$462	$(462)	$–
Total Return Advantage Fund
Securities Lending(2)	Securities Loan Agreement	$634	$–	$634	$(634)	$–

(1)Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.

(2)Reflects the market value of securities on loan as presented on the Schedule of Investments. Only short term investments purchased with collateral from securities lending and the related liability to repay the collateral is reported on the Statement of Assets and Liabilities.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory and Sub-Advisory Fees

Fees paid by PNC Funds pursuant to the Advisory Agreement with PNC Capital Advisors, LLC (the “Adviser”), an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC Group”), are payable monthly and are calculated at an annual rate of each Fund’s average daily net assets.

Target Date Funds

The Adviser and the Target Date Funds have entered into an investment advisory agreement pursuant to which each Fund will pay the Adviser a fee equal to the annual rate of 0.40% of that Fund’s average daily net assets that are not invested in (1) other registered investment companies, (2) pooled investment vehicles that charge a fee for advisory services, and (3) exchange-traded notes the contractual returns of which are calculated by reference to the performance of a broad-based securities market index (collectively referred to as “Investment Companies”). The Adviser has contractually agreed to waive its management fee and reimburse or pay certain operating expenses for each Fund to the extent the Fund’s other expenses exceed 0.10% on an annualized basis, excluding certain expenses such as extraordinary expenses, administrative fees payable to the Adviser, taxes, portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense, dividend expenses related to short sales and the operating expenses of each Fund’s underlying investments). This expense limitation agreement is expected to apply until September 30, 2014, at which time the Fund’s Adviser will determine whether to renew, revise or discontinue it, except that it may be terminated by the Board at any time.

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The following table lists the contractual advisory fees that were in effect during the six month period ended November 30, 2013 for the Target Date Funds.

	Advisory Fee on Net Assets Annual Rate*	Expense Reimbursement**
Retirement Income Fund	0.00%	10.08%
Target 2020 Fund	0.00%	9.92%
Target 2030 Fund	0.00%	8.59%
Target 2040 Fund	0.00%	9.57%
Target 2050 Fund	0.00%	9.54%
*	During the period from the commencement of operations on October 1, 2012 to November 30, 2013, the Target Date Funds were solely invested in Investment Companies.

**

These expense reimbursements, which are presented on an annualized basis in the above table, are the result of the contractual expense limitation agreement which is expected to apply until September 30, 2014.

Equity Funds

The following tables list the contractual advisory fees that were in effect during the six month period ended November 30, 2013 for the Equity Funds.

		Advisory Fee on Net Assets
	Annual Rate		Fee Waiver
Balanced Allocation Fund	0.75%		0.15%	*
International Equity Fund	1.00%		0.08%	*
Mid Cap Fund	0.75%		0.42%	**

	First $1 Billion	Next $500 Million	$1.5 Billion and Over	Fee Waiver*
Large Cap Core Fund	0.75%	0.70%	0.65%	0.18%
Large Cap Growth Fund	0.75%	0.70%	0.65%	0.12%
Large Cap Value Fund	0.75%	0.70%	0.65%	0.01%

	First $50 Million	Next $100 Million	$150 Million and Over	Fee Waiver
S&P 500 Index Fund	0.15%	0.10%	0.075%	N/A

	First $500 Million	Next $500 Million	$1 Billion and Over	Fee Waiver*
Multi-Factor Small Cap Core Fund	1.00%	0.95%	0.90%	0.41%
Multi-Factor Small Cap Growth Fund	1.00%	0.95%	0.90%	0.82%
Multi-Factor Small Cap Value Fund	1.00%	0.95%	0.90%	0.42%
Small Cap Fund	1.00%	0.95%	0.90%	0.25%

*

These waivers, which are presented on an annualized basis in the above table, are the result of the contractual expense limitation agreement which is expected to apply until September 30, 2014. Prior to the contractual expense limitation agreement effective September 27, 2013, International Equity and Large Cap Value Funds were not party to an expense limitation agreement.

**

The Adviser has agreed to voluntarily waive its investment advisory fees and/or reimburse expenses (or cause its affiliates to waive their fees and/or reimburse expenses) to the extent necessary so that the “total annual fund operating expense” for each class, as applicable, does not exceed 1.25%, 1.53% and 2.25% for Class I, Class A and Class C Shares, respectively.

Polaris Capital Management, LLC (“Polaris”), an independent registered investment adviser, serves as sub-adviser to a portion of the managed assets of International Equity Fund. For its services, Polaris is paid a sub-advisory fee by the Adviser based on the portion of assets of International Equity Fund allocated to Polaris as follows: 0.35% of the first $125 million of assets managed, 0.40% of the assets managed between $125 million and $200 million and 0.50% of assets managed in excess of $200 million. GE Asset Management, Inc. (“GEAM”), an independent registered investment adviser, served as sub-adviser to a portion of the managed assets of International Equity Fund until October 31, 2013. For its services, GEAM was paid a sub-advisory fee by the Adviser based on the portion of assets of International Equity

Fund allocated to GEAM as follows: 0.55% of the first $50 million of assets managed, 0.50% of assets managed between $50 million and $100 million, 0.45% of assets managed between $100 million and $150 million and 0.40% of assets managed in excess of $150 million. Effective October 31, 2013, GEAM no longer serves as sub-adviser to a portion of the managed assets of International Equity Fund. The Adviser may, from time to time, waive any portion of its fees and reimburse certain expenses of a Fund. Such waivers and reimbursements may be voluntary or contractual. Voluntary waivers may be changed or discontinued at any time. The Adviser contractually agreed to waive fees and reimburse expenses to the extent necessary so that the total annual fund operating expenses of Class I, Class A and Class C Shares of certain Funds do not exceed the percentage of average daily net assets as set forth below:

	Total Annual Fund Operating Expenses after Fee Waivers
	Class I	Class A	Class C
Balanced Allocation Fund	1.00%	1.29%	2.00%
International Equity Fund	0.98%	1.28%	1.98%
Large Cap Core Fund	0.94%	1.22%	1.94%
Large Cap Growth Fund	0.98%	1.28%	1.98%
Large Cap Value Fund	0.98%	1.28%	1.98%
Multi-Factor Small Cap Core Fund	0.95%	1.23%	N/A
Multi-Factor Small Cap Growth Fund	0.95%	1.23%	1.95%
Multi-Factor Small Cap Value Fund	1.25%	1.53%	2.25%
Small Cap Fund	0.99%	1.29%	1.99%

The expense limitation agreement for the Funds listed in the table above is expected to apply until at least September 30, 2014, at which time the Adviser will determine whether to renew, revise or discontinue it, except that it may be terminated by the Board at any time.

Fixed Income and Tax Exempt Bond Funds

The following tables list the contractual advisory fees that were in effect during the six month period ended November 30, 2013 for the Fixed Income and Tax Exempt Bond Funds.

		Advisory Fee on Net Assets
	Annual Rate		Fee Waiver*
Bond Fund	0.45%		N/A
Government Mortgage Fund	0.40%		N/A
High Yield Bond Fund	0.50%		0.08%
Intermediate Bond Fund	0.40%		N/A
Limited Maturity Bond Fund	0.35%		N/A
Total Return Advantage Fund	0.40%		N/A
Ultra Short Bond Fund	0.20%		N/A
Intermediate Tax Exempt Bond Fund	0.40%		0.05%
Maryland Tax Exempt Bond Fund	0.40%		0.03%
Michigan Intermediate Municipal Bond Fund	0.40%		N/A
Ohio Intermediate Tax Exempt Bond Fund	0.40%		N/A
Pennsylvania Intermediate Municipal Bond Fund	0.40%		N/A
Tax Exempt Limited Maturity Bond Fund	0.40%		0.01%

*	These waivers, which are presented on an annualized basis in the above table, are the result of the contractual expense limitation agreement which is expected to apply until September 30, 2014.

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

The Adviser may, from time to time, waive any portion of its fees and reimburse certain expenses of a Fund. Such waivers and reimbursements are voluntary and may be changed or discontinued at any time. The Adviser contractually agreed to waive fees and reimburse expenses to the extent necessary so that the total annual fund operating expenses of Class I, Class A and Class C Shares of certain Funds do not exceed the percentage of average daily net assets as set forth on the following table:

	Total Annual Fund Operating Expenses after Fee Waivers
	Class I	Class A	Class C
High Yield Bond Fund	0.75%	1.01%	N/A
Intermediate Tax Exempt Bond Fund	0.53%	0.81%	1.53%
Maryland Tax Exempt Bond Fund	0.53%	0.81%	1.53%
Tax Exempt Limited Maturity Bond Fund	0.53%	0.81%	N/A

The expense limitation agreement for the Funds listed in the table above is expected to apply until at least September 30, 2014, at which time the Adviser will determine whether to renew, revise or discontinue it, except that it may be terminated by the Board at any time.

Expense Recoupment

Each Fund may be obligated to pay the Adviser all amounts previously waived or reimbursed by the Adviser (“recoupment payments”) pursuant to the expense limitation agreements, provided that the amount of such recoupment payments in any year, together with all other expenses of the Fund or Class, in the aggregate, would not cause the Class’ total annual operating expenses to exceed the amounts set forth in the tables above and provided further that no additional payments by the Fund will be made with respect to amounts paid, waived or reimbursed by the Adviser more than three years after the date the Fund accrues a liability or recognizes a contingent liability with respect to such amounts that are paid, waived or reimbursed by the Adviser.

The following amounts are available for possible recoupment by the Adviser through the expiration dates shown:

	Recoupment Available (000)
	2014	2015	2016	Total
Retirement Income Fund	$–	$–	$84	$84
Target 2020 Fund	–	–	84	84
Target 2030 Fund	–	–	85	85
Target 2040 Fund	–	–	85	85
Target 2050 Fund	–	–	86	86
Balanced Allocation Fund	45	82	111	238
Large Cap Core Fund	45	59	61	165
Large Cap Growth Fund	62	83	95	240
Mid Cap Fund	–	–	39	39
Multi-Factor Small Cap Core Fund	56	71	95	222
Multi-Factor Small Cap Growth Fund	188	244	254	686
Multi-Factor Small Cap Value Fund	97	109	117	323
Small Cap Fund	–	–	175	175
High Yield Bond Fund	31	34	43	108
Intermediate Tax Exempt Bond Fund	37	24	45	106
Maryland Tax Exempt Bond Fund	16	12	23	51
Tax Exempt Limited Maturity Bond Fund	27	10	28	65

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Class A and Class C Shares of the Equity, Fixed Income and Tax Exempt Bond Funds. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions, including affiliates of the Adviser, under which they agree to provide shareholder administrative services to their customers who beneficially own Class A and Class C Shares in consideration for payment of a fee of up to 0.25% on an annual basis, based on each Class’ average daily net assets.

Trustees’ Fees

Each Trustee receives an annual consolidated fee of $76,000 plus $7,250 for each Board meeting attended in person, and such amount, up to a maximum of $3,250, as may be determined for attendance at special Board meetings convened as necessary, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $6,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, PNC Funds Distributor, LLC (the “Underwriter”), or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust or PNC Advantage Funds (“Advantage”), another registered investment company overseen by the Trustees and for which PNC Capital Advisors, LLC serves as investment adviser, receives any compensation from the Trust. Fees are paid quarterly in arrears and are allocated to the Trust and Advantage based on their average daily net assets.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), which is an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) and the Adviser are parties to a Co-Administration and Accounting Services Agreement, pursuant to which BNY Mellon and the Adviser serve as Co-Administrators to the Trust. BNY Mellon and the Adviser served as Co-Administrators to the Trust in exchange for fees at the annual rate of 0.05% based on average daily net assets of the Trust’s Funds (excluding the Target Date Funds). For their services as Co-Administrators during the six month period ended November 30, 2013, approximately 0.0217% was allocated to BNY Mellon and 0.0283% was allocated to the Adviser in aggregate. BNY Mellon also receives other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

For the Target Date Funds, the Adviser receives fees at an annual rate of 0.01% based on the average daily net assets of the Target Date Funds. BNY Mellon receives a base fee in addition to other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

Affiliated Investments

The Target Date Funds seek to achieve their investment objectives by investing in a portfolio of securities and other instruments, which may exclusively, primarily or otherwise include PNC Funds (the “underlying Funds”). The Target Date Funds do not invest in the underlying Funds for the purpose of exercising management or control; however, investments made by each Target Date Fund within each of its principal investment strategies may represent a significant portion of an underlying Fund’s net assets. At November 30, 2013, the investments of any of the Target Date Funds did not represent a significant portion of the net assets of any of the underlying Funds.

The common stock of PNC Group and the common stock of BlackRock, Inc., affiliates of the Adviser to the Trust, are included in the S&P 500® Index. Like the other stocks in the S&P 500® Index, S&P 500 Index Fund will invest in the common stocks of PNC Group and BlackRock, Inc. in approximately the same proportions as the percentages those common stocks represent in the S&P 500® Index. iShares securities are considered affiliated investments through their affiliation with BlackRock, Inc.

Dividends received from such investments are reported as “Dividends from affiliated investments” in the Statements of Operations. Gains and/or losses from the sale of affiliated investments are reported as “Net realized gain (loss) on affiliated investments sold” on the Statements of Operations.

The total value at May 31, 2013 and November 30, 2013, and the purchases, sales proceeds, dividends and realized gain (loss) on affiliated holdings for the six month period ended November 30, 2013 are shown in the following table.

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

	Value of Affiliated Investments at 05/31/13 (000)	Value of Affiliated Investments at 11/30/13 (000)	Purchases (000)	Sales Proceeds (000)		Dividends from Affiliated Investments (000)		Capital Gain Distributions Received (000)	Realized Gain (Loss) on Affiliated Investments Sold (000)
Retirement Income Fund
iShares Dow Jones Select Dividend Index Fund	$22	$22	$–	$2		$–	*	$–	$–	*
iShares MSCI EAFE Small Cap Index Fund	2	2	–	–		–	*	–	–
PNC Advantage Institutional Money Market Fund	113	110	47	50		–	*	–	–
PNC International Equity Fund	52	52	–	8		–		–	1
PNC Large Cap Core Fund	163	167	1	12		1		–	1
PNC Small Cap Fund	38	35	–	9		–		–	2
PNC Bond Fund	222	236	17	–		2		–	–
PNC High Yield Bond Fund	24	24	1	–		1		–	–
PNC Limited Maturity Bond Fund	223	235	11	–		1		–	–

	$859	$883	$77	$81		$5		$–	$4

Target 2020 Fund
iShares Dow Jones Select Dividend Index Fund	$25	$24	$–	$2		$–	*	$–	$–	*
iShares MSCI EAFE Small Cap Index Fund	4	4	–	–	*	–	*	–	–	*
PNC Advantage Institutional Money Market Fund	63	60	51	54		–	*	–	–
PNC International Equity Fund	105	106	–	14		–		–	3
PNC Large Cap Core Fund	240	251	1	13		1		–	1
PNC Small Cap Fund	55	52	–	12		–		–	3
PNC Bond Fund	229	249	24	–		2		–	–
PNC High Yield Bond Fund	35	36	2	–		1		–	–
PNC Limited Maturity Bond Fund	77	83	6	–		1		–	–

	$833	$865	$84	$95		$5		$–	$7

Target 2030 Fund
iShares Dow Jones Select Dividend Index Fund	$31	$39	$4	$–		$–		$–	$–
iShares MSCI EAFE Small Cap Index Fund	14	17	2	–		–	*	–	–	*
PNC Advantage Institutional Money Market Fund	51	59	227	219		–	*	–	–
PNC International Equity Fund	153	191	19	7		–		–	1
PNC Large Cap Core Fund	385	470	43	–		2		–	–
PNC Small Cap Fund	82	99	5	4		–		–	1
PNC Bond Fund	202	245	46	–		2		–	–
PNC High Yield Bond Fund	33	39	7	–		1		–	–

	$951	$1,159	$353	$230		$6		$–	$2

Target 2040 Fund
iShares Dow Jones Select Dividend Index Fund	$35	$36	$–	$2		$1		$–	$–	*
iShares MSCI EAFE Small Cap Index Fund	15	17	–	1		1		–	–	*
PNC Advantage Institutional Money Market Fund	44	40	47	51		–	*	–	–
PNC International Equity Fund	180	190	–	16		1		–	3
PNC Large Cap Core Fund	412	454	2	–		2		–	–
PNC Small Cap Fund	99	100	–	17		–		–	4
PNC Bond Fund	75	85	12	–		1		–	–
PNC High Yield Bond Fund	13	14	1	–		–	*	–	–

	$873	$936	$62	$87		$6		$–	$7

Target 2050 Fund
iShares Dow Jones Select Dividend Index Fund	$40	$41	$–	$2		$1		$–	$–	*
iShares MSCI EAFE Small Cap Index Fund	17	19	–	–	*	–	*	–	–	*
PNC Advantage Institutional Money Market Fund	52	46	50	56		–	*	–	–
PNC International Equity Fund	194	213	–	9		1		–	2
PNC Large Cap Core Fund	465	509	2	3		2		–	–	*
PNC Small Cap Fund	109	112	–	16		–		–	4
PNC Bond Fund	52	63	12	–		1		–	–
PNC High Yield Bond Fund	9	10	2	–		–	*	–	–

	$938	$1,013	$66	$86		$5		$–	$6

	Value of Affiliated Investments at 05/31/13 (000)	Value of Affiliated Investments at 11/30/13 (000)	Purchases (000)	Sales Proceeds (000)	Dividends from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Balanced Allocation Fund
iShares MSCI EAFE Value Index	$4,172	$4,674	$341	$292	$91		$73
iShares MSCI Emerging Markets Index Fund	2,349	2,334	125	200	28		19
iShares STOXX Europe 600 Banks DE	46	84	34	6	1		–	*
PNC Advantage Institutional Money Market Fund	4,918	5,555	8,403	7,766	1		–

	$11,485	$12,647	$8,903	$8,264	$121		$92

International Equity Fund
iShares MSCI EAFE Index Fund	$398	$–	$2,440	$2,101	$18		$85
iShares STOXX Europe 600 Banks DE	1,561	3,373	1,458	–	43		–
PNC Advantage Institutional Money Market Fund	47,477	52,917	96,550	91,110	–		–

	$49,436	$56,290	$100,448	$93,211	$61		$85

Large Cap Core Fund
PNC Advantage Institutional Money Market Fund	$749	$–	$3,018	$3,767	$–	*	$–

Large Cap Growth Fund
PNC Advantage Institutional Money Market Fund	$1,456	$1,230	$6,396	$6,622	$–	*	$–

Large Cap Value Fund
iShares Russell 1000 Value Fund	$127	$245	$106	$5	$2		$–	*
PNC Advantage Institutional Money Market Fund	40	101	7,292	7,231	–	*	–

	$167	$346	$7,398	$7,236	$2		$–

Mid Cap Fund
PNC Advantage Institutional Money Market Fund	$398	$1,086	$2,794	$2,106	$–	*	$–

Multi-Factor Small Cap Core Fund
iShares Russell 2000 Index Fund	$352	$–	$1,337	$1,698	$3		$23
PNC Advantage Institutional Money Market Fund	1,995	1,832	9,719	9,882	–	*	–

	$2,347	$1,832	$11,056	$11,580	$3		$23

Multi-Factor Small Cap Growth Fund
iShares Russell 2000 Index Fund	$171	$219	$794	$721	$1		$10
PNC Advantage Institutional Money Market Fund	1,583	1,300	1,690	1,973	–	*	–

	$1,754	$1,519	$2,484	$2,694	$1		$10

Multi-Factor Small Cap Value Fund
PNC Advantage Institutional Money Market Fund	$881	$1,323	$3,198	$2,756	$–	*	$–

S&P 500 Index Fund
BlackRock	$298	$372	$63	$14	$7		$1
PNC Advantage Institutional Money Market Fund	1,968	1,680	33,942	34,230	1		–
PNC Financial Services Group	316	408	68	–	7		–

	$2,582	$2,460	$34,073	$34,244	$15		$1

Small Cap Fund
PNC Advantage Institutional Money Market Fund	$35,476	$64,055	$83,368	$54,789	$2		$–

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

	Value of Affiliated Investments at 05/31/13 (000)	Value of Affiliated Investments at 11/30/13 (000)	Purchases (000)	Sales Proceeds (000)	Dividends from Affiliated Investments (000)	Realized Gain (Loss) on Affiliated Investments Sold (000)
Bond Fund
PNC Advantage Institutional Money Market Fund	$6,243	$4,723	$ 43,618	$ 45,138	$1	$–
Government Mortgage Fund
PNC Advantage Institutional Money Market Fund	$1,285	$ 880	$ 15,219	$ 15,624	$–*	$–
High Yield Bond Fund
PNC Advantage Institutional Money Market Fund	$ 840	$1,837	$ 14,227	$ 13,230	$–*	$–
Intermediate Bond Fund
PNC Advantage Institutional Money Market Fund	$5,013	$8,724	$ 29,555	$ 25,844	$1	$–
Limited Maturity Bond Fund
PNC Advantage Institutional Money Market Fund	$8,713	$5,457	$ 78,592	$ 81,848	$2	$–
Total Return Advantage Fund
PNC Advantage Institutional Money Market Fund	$9,268	$7,792	$ 24,199	$ 25,675	$2	$–
Ultra Short Bond Fund
PNC Advantage Institutional Money Market Fund	$6,706	$6,773	$193,613	$193,546	$3	$–

*Amount represents less than $500.

Affiliated Money Market Funds

Pursuant to SEC rules, the PNC Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs (see Note 9) to purchase shares of the Money Market Funds offered by the Trust, Advantage and/or the BlackRock Funds. As applicable, the Adviser will waive fees in an amount that offsets any distribution fees charged by the Money Market Funds. Dividends received from such investments are reported as “Dividends from affiliated investments” in the Statements of Operations. Details of affiliated holdings at November 30, 2013 are included in the respective Fund’s Schedule of Investments.

4. Custodian, Distribution/12b-1 Fees and Transfer Agent Fees

Custodian Fees

The Bank of New York Mellon, an affiliate of BNY Mellon (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. The Bank of New York Mellon also serves as Custodian for Advantage. The Custodian fees for the Trust (excluding the Target Date Funds) and Advantage are calculated at the following annual rate: 0.0025% of the first $5 billion of the combined average daily gross assets of the Trust (excluding the Target Date Funds) and Advantage, 0.002% of the next $5 billion of the combined average daily gross assets of the Trust (excluding the Target Date Funds) and Advantage and 0.001% of the combined average daily gross assets of the Trust (excluding the Target Date Funds) and Advantage in excess of $10 billion. The Custodian fees are allocated to the Trust (excluding the Target Date Funds) and Advantage based on each Fund’s relative average daily net assets. The Bank of New York Mellon also receives other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

For the Target Date Funds, The Bank of New York Mellon receives a base fee in addition to other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

Distribution/12b-1 Fees

For its services to the Trust, the Underwriter, a wholly owned subsidiary of Foreside Financial Group, LLC, receives an annual fee payable directly by the Adviser.

The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act (“Rule 12b-1”). Pursuant to the Class A Shares plan, the Funds reimburse the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds’ Class A Shares. The Board renewed a commitment whereby actual distribution fees for Class A Shares will be no more than the Distribution (12b-1) fees stated in the table below for Class A Shares of each Fund. This commitment continues through September 30, 2014, at which time the Board will consider whether to renew, revise or discontinue it.

The Trust also has adopted a distribution plan for Class C Shares of the Funds in accordance with Rule 12b-1. Pursuant to the Class C Shares plan, the Funds compensate the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount up to 0.75% per annum of the average daily net assets of the Funds’ Class C Shares. During low yield environments, a portion of these fees may be voluntarily waived in order to maintain a minimum yield for the Fund class.

For the six month period ended November 30, 2013, the 12b-1 fee accrual rates were as shown in the following table:

		Annual Rate
	Class A		Class C
Balanced Allocation Fund	0.040%		0.750%
International Equity Fund	0.050%		0.750%
Large Cap Core Fund	0.030%		0.750%
Large Cap Growth Fund	0.050%		0.750%
Large Cap Value Fund	0.050%		0.750%
Mid Cap Fund	0.030%+,*		0.750%
Multi-Factor Small Cap Core Fund	0.030%		N/A
Multi-Factor Small Cap Growth Fund	0.030%		0.750%
Multi-Factor Small Cap Value Fund	0.030%*		0.750%
S&P 500 Index Fund	0.000%*		0.750%
Small Cap Fund	0.050%		0.750%
Bond Fund	0.030%		0.750%
Government Mortgage Fund	0.030%		0.750%
High Yield Bond Fund	0.010%		N/A
Intermediate Bond Fund	0.030%		0.750%
Limited Maturity Bond Fund	0.030%		0.750%
Total Return Advantage Fund	0.030%		0.750%
Ultra Short Bond Fund	0.030%		N/A
Intermediate Tax Exempt Bond Fund	0.030%		0.750%
Maryland Tax Exempt Bond Fund	0.030%		0.750%
Michigan Intermediate Municipal Bond Fund	0.010%*		0.750%
Ohio Intermediate Tax Exempt Bond Fund	0.030%		0.750%
Pennsylvania Intermediate Municipal Bond Fund	0.010%*		0.750%
Tax Exempt Limited Maturity Bond Fund	0.030%		N/A
+

The Underwriter voluntarily agreed to reduce 12b-1 fees to 0.030% for the Class A Shares of the Mid Cap Fund for the period October 8, 2012 to September 27, 2013. Prior to the voluntary reduction, the Board approved a 12b-1 fee for the Class A Shares of the Mid Cap Fund of up to 0.050%.

*

The Board approved a reduction in 12b-1 fees to 0.030%, 0.030%, 0.000%, 0.010% and 0.010% for the Class A Shares of the Mid Cap Fund, Multi-Factor Small Cap Value Fund, S&P 500 Index Fund, Michigan Intermediate Municipal Bond Fund and the Pennsylvania Intermediate Municipal Bond Fund, respectively, for the period September 27, 2013 to September 30, 2014. Prior to the reduction, the 12b-1 fee for the Class A Shares of the Class A Shares of the Multi-Factor Small Cap Value Fund, S&P 500 Index Fund, Michigan Intermediate Municipal Bond Fund and the Pennsylvania Intermediate Municipal Bond Fund were 0.040%, 0.005%, 0.020%, and 0.020%, respectively.

Transfer Agent

BNY Mellon serves as Transfer Agent for the Funds. For its services as Transfer Agent, BNY Mellon receives a fee based primarily upon the number of accounts serviced. Certain minimum fees and transaction charges may apply.

5. Investments

During the six month period ended November 30, 2013, the cost of purchases and proceeds from sales of investments, maturities and paydowns, other than short-term investments, were:

PNC Funds

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

	Cost of Purchases and Proceeds from Sales and Maturities of Long-Term Securities (other than U.S. Government Obligations)		Cost of Purchases and Proceeds from Sales, Maturities and Paydowns of Long-Term U.S. Government Obligations
	Purchases (000)	Sales (000)	Purchases (000)	Sales (000)
Retirement Income Fund	$ 38	$ 38	$ –	$ –
Target 2020 Fund	47	47	–	–
Target 2030 Fund	181	12	–	–
Target 2040 Fund	39	37	–	–
Target 2050 Fund	43	34	–	–
Balanced Allocation Fund	11,363	9,216	9,608	7,908
International Equity Fund	143,908	117,995	–	–
Large Cap Core Fund	9,048	14,861	–	–
Large Cap Growth Fund	25,669	35,840	–	–
Large Cap Value Fund	28,083	34,369	–	–
Mid Cap Fund	776	3,645	–	–
Multi-Factor Small Cap Core Fund	19,700	14,695	–	–
Multi-Factor Small Cap Growth Fund	13,827	14,009	–	–
Multi-Factor Small Cap Value Fund	13,197	13,505	–	–
S&P 500 Index Fund	32,710	6,894	–	–
Small Cap Fund	97,512	35,600	–	–
Bond Fund	58,054	73,517	59,698	42,272
Government Mortgage Fund	1,014	23,667	999	4,679
High Yield Bond Fund	15,670	4,274	–	–
Intermediate Bond Fund	36,803	71,919	80,760	63,425
Limited Maturity Bond Fund	47,123	54,474	70,854	61,078
Total Return Advantage Fund	18,567	32,358	75,280	38,771
Ultra Short Bond Fund	87,366	109,284	122,745	63,301
Intermediate Tax Exempt Bond	12,278	41,983	–	–
Maryland Tax Exempt Bond	–	4,452	–	–
Michigan Intermediate Municipal Bond	814	5,147	–	–
Ohio Intermediate Tax Exempt Bond	3,834	16,848	–	–
Pennsylvania Intermediate Municipal Bond	1,380	8,421	–	–
Tax Exempt Limited Maturity Bond	49,423	37,572	–	–

6. Federal Income Taxes

Each Fund is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

Each Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as an expense during the current year. A tax position that does meet the more-likely-than-not threshold shall be measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the relevant taxing authority. Management has analyzed each Fund’s tax positions through the six month period ended November 30, 2013 and for each Fund’s open tax years (years ended May 31, 2011 through May 31, 2013), with the exception of the Target Date Funds which commenced operations on October 1, 2012, and has concluded that no provision for income tax is required in each Fund’s financial statements.

The amount of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature and are attributable primarily to differences in the book/tax treatment of deferred compensation, investments in partnerships, investments in royalty trusts, investments in Passive Foreign Investment Companies (“PFICs”), wash sales, market discount, paydowns, foreign currency translation and the expiration of capital loss carryforwards. The character and timing of dividends and/or distributions made during the year from net investment income and/or net realized capital gains may differ from the year that the income or realized capital gains (losses) were recorded by the Target Date, Equity, Fixed Income and Tax Exempt Bond Funds. To the extent any of these differences are permanent, adjustments are made to the appropriate components of net assets in the period that the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts for the fiscal year ended May 31, 2013:

	Undistributed (Distributions in Excess of) Net Investment Income (000)		Accumulated Net Realized Gains (Losses) (000)	Paid-in Capital (000)
Retirement Income Fund	$4		$(4)	$–
Target 2020 Fund	1		(1)	–
Target 2030 Fund	1		(1)	–
Target 2040 Fund	–	*	– *	–
Target 2050 Fund	–	*	– *	–
Balanced Allocation Fund	68		(70)	2
International Equity Fund	805		(805)	–
Large Cap Value Fund	(1)		1	–
Mid Cap Fund	7		– *	(7)
Multi-Factor Small Cap Core Fund	(28)		28	–
Multi-Factor Small Cap Growth Fund	(15)		15	– *
Multi-Factor Small Cap Value Fund	(60)		60	–
Small Cap Fund	1,058		–	(1,058)
Bond Fund	463		(463)	–
Government Mortgage Fund	714		(714)	–
High Yield Bond Fund	–	*	– *	–
Intermediate Bond Fund	308		(308)	–
Limited Maturity Bond Fund	927		(876)	(51)
Total Return Advantage Fund	601		(601)	–
Ultra Short Bond Fund	1,123		(992)	(131)
Maryland Tax Exempt Bond Fund	1		(1)	–
Michigan Intermediate Municipal Bond Fund	3		(3)	–
Ohio Intermediate Tax Exempt Bond Fund	–	*	– *	–
Pennsylvania Intermediate Municipal Bond Fund	–	*	– *	–
Tax Exempt Limited Maturity Bond Fund	–	*	– *	–
*Amount represents less than $500.

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. During the fiscal year ended May 31, 2013, capital loss carryforwards that were utilized to offset capital gains were as follows:

Fund	(000)
Balanced Allocation Fund	$3,181
Large Cap Core Fund	2,229
Large Cap Growth Fund	9,703
Large Cap Value Fund	12,076
Multi-Factor Small Cap Core Fund	1,607
Multi-Factor Small Cap Growth Fund	2,097
Multi-Factor Small Cap Value Fund	2,907
S&P 500 Index Fund	2,588
Small Cap Fund	2,842
Government Mortgage Fund	436
Limited Maturity Bond Fund	181
Total Return Advantage Fund	6,079

At May 31, 2013, the Funds had capital loss carryforwards (in thousands) available to offset future realized capital gains through the indicated expiration dates:

	Expiring May 31,
	2014	2015	2016	2017	2018	2019	Indefinite	Total

Balanced Allocation Fund	$–	$–	$–	$2,641	$4,115	$–	$–	$6,756
International Equity Fund(1)	–	–	–	44,451	13,237	–	20,545	78,233
Large Cap Core Fund	–	–	7,365	–	27,880	–	–	35,245
Large Cap Growth Fund	–	–	7,338	–	40,866	–	–	48,204
Large Cap Value Fund	–	–	–	58,845	44,150	–	–	102,995
Mid Cap Fund	–	–	–	40,981	20,694	–	3,080	64,755
Multi-Factor Small Cap Core Fund	–	–	–	2,897	3,852	–	–	6,749
Multi-Factor Small Cap Growth Fund(2)	–	–	–	5,908	–	–	–	5,908
Multi-Factor Small Cap Value Fund	–	–	–	33,444	24,328	–	–	57,772
S&P 500 Index Fund	–	–	–	–	1,230	–	–	1,230
Small Cap Fund(1)	–	–	–	4,942	341	–	–	5,283
Government Mortgage Fund	1,145	2,137	–	–	61	–	–	3,343
Limited Maturity Bond Fund	1,831	2,712	–	224	–	–	–	4,767
Total Return Advantage Fund	–	–	–	–	5,907	–	–	5,907
Ultra Short Bond Fund	1,609	784	–	–	–	1,002	3,013	6,408

(1)	The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the Fund’s merger with its respective PNC Fund on February 1, 2010.

(2)	The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the Fund’s merger with the Allegiant Multi-Factor Mid Cap Growth on July 24, 2009.

During the year ended May 31, 2013, capital loss carryforwards that expired were as follows:

Fund	(000)
Ultra Short Bond Fund	$131

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), net capital losses incurred after May 31, 2011 may be carried forward indefinitely with their character retained as short term or long term. Net capital losses incurred prior to May 31, 2011 may be carried forward for eight years and are treated as short term capital losses in the year to which they were carried.

However, the Modernization Act requires that post-enactment net capital losses (i.e., those incurred after May 31, 2011) be used before pre-enactment net capital loss carryforwards which increases the likelihood that pre-enactment capital loss carryforwards will expire unused.

7. Shares of Beneficial Interest

The Trust’s Declaration of Trust authorizes the Board to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes of shares and to classify or reclassify any class of shares into one or more series of shares. Transactions in capital shares are summarized (in thousands) on the following pages for the Target Date, Equity, Fixed Income and Tax Exempt Bond Funds.

	Class I
	Six Months Ended 11/30/13	Period Ended 5/31/13

Retirement Income Fund*
Shares issued	–	100
Shares reinvested	1	1
Shares redeemed	–	–
Net increase	1	101

Target 2020 Fund*
Shares issued	–	100
Shares reinvested	–	1
Shares redeemed	–	–
Net increase (decrease)	–	101

Target 2030 Fund*
Shares issued	16	112
Shares reinvested	–	1
Shares redeemed	–	–
Net increase	16	113

Target 2040 Fund*
Shares issued	–	100
Shares reinvested	–	1
Shares redeemed	–	–
Net increase (decrease)	–	101

Target 2050 Fund*
Shares issued	–	106
Shares reinvested	–	1
Shares redeemed	–	–
Net increase (decrease)	–	107

*CommencedoperationsonOctober1,2012.Initialseedcapitalwasinvested in the Fund by an affiliate of the Adviser for which the Fund issued 100,000 shares.

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

	Class I		Class A		Class C
	Six Months Ended 11/30/13	Year Ended 5/31/13	Six Months Ended 11/30/13	Year Ended 5/31/13	Six Months Ended 11/30/13	Year Ended 5/31/13
Balanced Allocation Fund
Shares issued	396	204	8	50	1	6
Shares reinvested	31	59	5	10	–	–
Shares redeemed	(275)	(443)	(75)	(181)	(4)	(12)
Net increase (decrease)	152	(180)	(62)	(121)	(3)	(6)

International Equity Fund
Shares issued	2,695	1,845	11	12	5	–
Share reinvested	–	107	–	3	–	–
Shares redeemed	(1,039)	(3,117)	(41)	(95)	(2)	(4)
Net increase (decrease)	1,656	(1,165)	(30)	(80)	3	(4)

Large Cap Core Fund
Shares issued	24	849	3	11	–	1
Shares reinvested	8	16	1	2	–	–
Shares redeemed	(464)	(449)	(15)	(44)	–	(4)
Net increase (decrease)	(432)	416	(11)	(31)	–	(3)

Large Cap Growth Fund
Shares issued	22	146	2	5	–	–
Shares reinvested	–	14	–	3	–	–
Shares redeemed	(483)	(695)	(43)	(123)	(1)	–
Net decrease	(461)	(535)	(41)	(115)	(1)	–

Large Cap Value Fund
Shares issued	118	299	2	9	–	1
Shares reinvested	19	53	5	16	–	–
Shares redeemed	(400)	(2,499)	(93)	(246)	(1)	(1)
Net decrease	(263)	(2,147)	(86)	(221)	(1)	–

Mid Cap Fund
Shares issued	14	145	15	28	3	4
Shares reinvested	–	4	–	9	–	–
Shares redeemed	(125)	(2,297)	(62)	(321)	(6)	(65)
Net decrease	(111)	(2,148)	(47)	(284)	(3)	(61)

Multi-Factor Small Cap Core Fund
Shares issued	469	36	111	156	–	–
Shares reinvested	–	12	–	–	–	–
Shares redeemed	(192)	(124)	(133)	(9)	–	–
Net increase (decrease)	277	(76)	(22)	147	–	–

Multi-Factor Small Cap Growth Fund
Shares issued	87	71	4	15	3	–
Shares reinvested	–	3	–	4	–	–
Shares redeemed	(25)	(327)	(83)	(203)	(1)	(1)
Net increase (decrease)	62	(253)	(79)	(184)	2	(1)

	Class I		Class A		Class C
	Six Months Ended 11/30/13	Year Ended 5/31/13	Six Months Ended 11/30/13	Year Ended 5/31/13	Six Months Ended 11/30/13	Year Ended 5/31/13
Multi-Factor Small Cap Value Fund
Shares issued	99	71	93	87	3	8
Shares reinvested	–	12	–	23	–	2
Shares redeemed	(70)	(342)	(152)	(313)	(4)	(21)
Net increase (decrease)	29	(259)	(59)	(203)	(1)	(11)

S&P 500 Index Fund
Shares issued	2,271	864	208	423	309	378
Shares reinvested	56	122	12	31	3	2
Shares redeemed	(498)	(1,912)	(518)	(619)	(11)	(40)
Net increase (decrease)	1,829	(926)	(298)	(165)	301	340

Small Cap Fund
Shares issued	3,957	767	1,325	25	402	10
Shares redeemed	(1,453)	(2,910)	(402)	(55)	(21)	(4)
Net increase (decrease)	2,504	(2,143)	923	(30)	381	6

Bond Fund
Shares issued	3,367	3,446	4	31	–	6
Shares reinvested	101	389	2	10	–	1
Shares redeemed	(2,771)	(2,317)	(20)	(79)	(2)	(9)
Net increase (decrease)	697	1,518	(14)	(38)	(2)	(2)

Government Mortgage Fund
Shares issued	31	4,591	437	259	5	62
Shares reinvested	46	113	7	21	1	2
Shares redeemed	(2,944)	(4,449)	(137)	(595)	(95)	(155)
Net increase (decrease)	(2,867)	255	307	(315)	(89)	(91)

High Yield Bond Fund
Shares issued	1,714	885	3	10	–	–
Shares reinvested	47	91	1	3	–	–
Shares redeemed	(149)	(119)	(2)	(13)	–	–
Net increase	1,612	857	2	–	–	–

Intermediate Bond Fund
Shares issued	1,387	3,882	–	14	–	60
Shares reinvested	115	831	2	16	–	1
Shares redeemed	(4,848)	(5,663)	(56)	(85)	(39)	(38)
Net increase (decrease)	(3,346)	(950)	(54)	(55)	(39)	23

Limited Maturity Bond Fund
Shares issued	9,368	9,803	2	17	2	6
Shares reinvested	58	156	–	2	–	–
Shares redeemed	(9,492)	(11,314)	(41)	(135)	(26)	(67)
Net decrease	(66)	(1,355)	(39)	(116)	(24)	(61)

P N C F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

	Class I		Class A		Class C
	Six Months Ended 11/30/13	Year Ended 5/31/13	Six Months Ended 11/30/13	Year Ended 5/31/13	Six Months Ended 11/30/13	Year Ended 5/31/13
Total Return Advantage Fund
Shares issued	2,174	4,100	3	31	25	37
Shares reinvested	62	152	4	9	–	–
Shares redeemed	(3,064)	(4,035)	(50)	(90)	(15)	(6)
Net increase (decrease)	(828)	217	(43)	(50)	10	31

Ultra Short Bond Fund
Shares issued	24,032	28,754	11	26	–	–
Shares reinvested	30	86	–	1	–	–
Shares redeemed	(19,299)	(42,530)	(99)	(226)	–	–
Net increase (decrease)	4,763	(13,690)	(88)	(199)	–	–

Intermediate Tax Exempt Bond Fund
Shares issued	525	1,627	108	4	1	30
Shares reinvested	7	23	2	6	–	1
Shares redeemed	(3,772)	(2,482)	(13)	(98)	(13)	(27)
Net increase (decrease)	(3,240)	(832)	97	(88)	(12)	4

Maryland Tax Exempt Bond Fund
Shares issued	70	286	–	–	–	5
Shares reinvested	3	14	–	1	–	–
Shares redeemed	(375)	(755)	(1)	(13)	–	–
Net increase (decrease)	(302)	(455)	(1)	(12)	–	5

Michigan Intermediate Municipal Bond Fund
Shares issued	–	156	2	12	–	7
Shares reinvested	2	5	6	17	–	–
Shares redeemed	(310)	(198)	(29)	(63)	–	(3)
Net increase (decrease)	(308)	(37)	(21)	(34)	–	4

Ohio Intermediate Tax Exempt Bond Fund
Shares issued	68	387	–	6	–	4
Shares reinvested	4	17	6	19	–	1
Shares redeemed	(1,234)	(807)	(52)	(119)	(15)	(10)
Net decrease	(1,162)	(403)	(46)	(94)	(15)	(5)

Pennsylvania Intermediate Municipal Bond Fund
Shares issued	19	159	–	29	2	–
Shares reinvested	–	6	2	8	1	2
Shares redeemed	(557)	(583)	(53)	(64)	(7)	(24)
Net increase (decrease)	(538)	(418)	(51)	(27)	(4)	(22)

Tax Exempt Limited Maturity Municipal Bond Fund
Shares issued	2,582	5,146	–	2	–	–
Shares reinvested	14	37	–	1	–	–
Shares redeemed	(1,913)	(4,542)	(7)	(1)	–	(1)
Net increase (decrease)	683	641	(7)	2	–	(1)

8. Market and Credit Risk

Some countries in which certain of the Target Date, Equity and Fixed Income Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by a Fund may be inhibited.

A significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

Each Target Date Fund, Balanced Allocation Fund and each Fixed Income Fund may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss.

Each Target Date, Equity, Fixed Income and Tax Exempt Bond Fund may invest up to 15% of its net assets in illiquid securities which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

Maryland Tax Exempt Bond, Michigan Intermediate Municipal Bond, Ohio Intermediate Tax Exempt Bond and Pennsylvania Intermediate Municipal Bond Funds follow an investment policy of investing primarily in municipal obligations of one state. Intermediate Tax Exempt Bond follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by Tax Exempt Bond Funds.

The repayment of certain municipal obligations may be insured by third parties. Although bond insurance reduces the risk of loss due to default by a municipal issuer, insured bonds remain subject to the risk that their market values may fluctuate for other reasons and there is no assurance that the insurance provider will meet its obligations. Insured securities have been identified in the Schedules of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Tax Exempt Bond Funds.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity.

For further discussion of Market and Credit Risks, please see the Funds’ Prospectus.

9. Securities Lending

To generate additional income, the Target Date Funds, Equity Funds and Fixed Income Funds (the “Lending Funds”) may lend their securities pursuant to a securities lending agency agreement (“Lending Agreement”). The Lending Funds may lend their securities pursuant to a Lending Agreement with Brown Brothers Harriman & Co. (“BBH”), the securities lending agent. The Lending Funds may lend up to 50% of the securities in which they are invested requiring that the loan be continuously collateralized by cash as collateral equal at all times to at least 102% of the market value plus accrued interest of the domestic securities loaned and 105% of the market value plus accrued interest on the international securities loaned. The Lending Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral. The Lending Funds receive 80% of the income earned on the investment of collateral net of broker rebates and other expenses incurred by the securities lending agent.

There may be risks of delay in recovery of the securities, loss of value in the collateral provided by the borrower or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and creditworthy under guidelines established by the Board and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Lending Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to the Reorganization, certain portfolios of the Acquired Funds participated in a securities lending program whereby portfolio securities were lent to approved brokers, dealers, or other financial institutions to earn additional income. Cash collateral received in connection

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 3  ( U n a u d i t e d )

with securities lending was invested in a joint collateral account for all portfolios of the Acquired Funds that participated in the securities lending program and was typically invested in certain high quality, liquid securities. For a period of time, the collateral account held a security which was being fair-valued in accordance with Board approved procedures at a value less than the value of collateral owed back to borrowers. The security was eventually exchanged for its underlying collateral which was then sold at a loss. A payment was made by the Adviser to partially offset the loss.

10.	Contributions of Capital by Affiliate

On October 8, 2013, payments were voluntarily made by PNC Bank, N.A. (“PNC”), an affiliate of the Adviser, to certain Funds (the “Payee Funds”), in the amounts shown in the table below. These payments arose as a result of the Adviser determining that shareholder services fees, which were not expressly contemplated as eligible sources for reimbursement of upfront distribution fees made by PNC to Financial Intermediaries (“FIs”) under the Funds’ Services Plan at the time, were utilized to reimburse PNC for financing these upfront payments to FIs in connection with the sale of the Payee Funds’ Class C Shares in prior fiscal years. These amounts are included as “contributions of capital by affiliate” in the respective Payee Funds’ Statement of Changes in Net Assets.

	Payment (000)
Balanced Allocation Fund	$4
International Equity Fund	2
Large Cap Core Fund	1
Large Cap Growth Fund	1
Large Cap Value Fund	1
Mid Cap Fund	12
Multi-Factor Small Cap Growth Fund	–	*
Multi-Factor Small Cap Value Fund	15
S&P 500 Index Fund	5
Small Cap Fund	3
Bond Fund	1
Government Mortgage Fund	10
Intermediate Bond Fund	3
Limited Maturity Bond Fund	7
Total Return Advantage Fund	1
Intermediate Tax Exempt Bond Fund	1
Maryland Tax Exempt Bond Fund	–	*
Michigan Intermediate Tax Exempt Bond Fund	–	*
Ohio Intermediate Tax Exempt Bond Fund	3
Pennsylvania Intermediate Municipal Bond Fund	4
Tax Exempt Limited Maturity Bond Fund	–	*
* Amount represents less than $500.

11.	Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds have not historically incurred material expenses in respect of those provisions.

12.	Subsequent Events

Subsequent events have been evaluated through the date that the financial statements were issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded.

T R U S T E E S  R E V I E W  A N D  A P P R O V A L  O F  A D V I S O R Y  A N D  SU B - A D V I S O R Y

A G R E E M E N T S

( U n a u d i t e d )

Approval of Advisory Agreement

At a meeting held on May 29, 2013, the Trustees of PNC Funds (the “Trust”), including a majority of the Trustees who are not “interested persons” (as such term is defined in Section 2(a)(19) of the 1940 Act (the “Independent Trustees”)), met in person to conduct their annual review of the Advisory Agreement between the Trust and PNC Capital Advisors, LLC (the “Adviser”).

The Trustees discussed with independent counsel to the Trustees (“Independent Counsel”) a memorandum prepared by Independent Counsel that provided a summary of the Trustees’ fiduciary responsibilities under state and federal law relating to the approval of the continuation of the Advisory Agreement. The agreement renewal process was divided into two meetings to allow the Adviser to present material relating to the services provided to the Funds for the Trustees’ review at the first meeting and to permit the Trustees time to request and evaluate additional information from the Adviser prior to approving the agreement at the next Board meeting.

The Trustees received and reviewed comprehensive written materials prepared by the Adviser in response to Independent Counsel’s request on behalf of theTrustees. These materials addressed the nature of the advisory services provided by the Adviser, including portfolio management personnel and their compensation structure; the performance of the Funds managed by the Adviser, as well as the performance of its other similarly managed accounts; the profitability of the Adviser; the Adviser’s operations with respect to its oversight of sub-advisers; brokerage, trading, soft dollar practices and securities lending practices; fees and expenses of each Fund compared to a peer group selected by Lipper, Inc.; the compliance program of the Adviser; and risk management and monitoring measures. The Trustees received presentations on a number of topics, including a comparison on a fund by fund basis of the relationship between a fund’s over/under performance relative to its benchmark and the advisory fees being charged by the Adviser versus the peer group. The Trustees discussed various factors including, but not limited to, the resources devoted to management of the Funds and a comparison of the fees charged to the Funds with those charged to the Adviser’s institutional clients with separately managed accounts and the advisory services provided to each. Based on this discussion, the Trustees requested additional information, including the Adviser’s consideration of implementing expense caps for certain Funds.

At a meeting held on August 28, 2013, the Trustees of the Trust, including the Independent Trustees, met in person and voted to approve the renewal of the Advisory Agreement between the Trust and the Adviser for a one-year period commencing October 1, 2013.

In reaching their decision to renew the Advisory Agreement, the Trustees considered whether the agreement continues to be in the best interests of the funds and their shareholders, an evaluation based primarily on the nature and quality of the services provided by the Adviser and the overall fairness of the agreement to the Trust. They discussed the materials pertaining to the other factors that they must consider for annual review of the agreement as presented at the May meeting, as well as information relevant to the Adviser’s services that they receive throughout the year. The Trustees discussed the Adviser’s responses to the Trustees’ follow up questions on the written materials, including the Adviser’s decision to implement an expense cap on Large Cap Value Fund, which would have the effect of reducing the Fund’s net advisory fee.

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. The Trustees confirmed that there were no pending litigation or regulatory actions against the Adviser that would adversely affect or prohibit the Adviser’s services to the Trust.

Based on this review, the Trustees concluded that the Adviser had the capabilities, resources and personnel necessary to act as the investment adviser. With respect to the advisory fees, the Trustees concluded such fees were fair and reasonable.

Based on their evaluation of all material factors, including those described above, the Trustees concluded that the terms of the agreement remained reasonable and fair and that the renewal of the Advisory Agreement was in the best interests of the Trust and the funds’ shareholders.

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

(Unaudited)

Approval of Sub-Advisory Agreement for PNC International Equity Fund

At a meeting held on May 29, 2013, the Trustees of PNC Funds (the “Trust”), including a majority of the Trustees who are not “interested persons” (as such term is defined in Section 2(a)(19) of the 1940 Act (the “Independent Trustees”)), met in person and voted to approve the renewal of the Sub-Advisory Agreement between PNC Capital Advisors, LLC (the “Adviser”) and Polaris Capital Management, LLC (the “Sub-Adviser’), on behalf of International Equity Fund (the “Fund”) for a one-year period commencing August 31, 2013.

The Trustees discussed with independent counsel to the Trustees (“Independent Counsel”) a memorandum prepared by Independent Counsel relating to the Trustees’ responsibilities in considering the continuation of the Sub-Advisory Agreement. The Trustees discussed in detail the comprehensive materials provided to the Trustees in response to the request by the Adviser and the report at the meeting from representatives from the Sub-Adviser on the nature of the sub-advisory services provided by the Sub-Adviser, including the personnel dedicated to performing services for the Sub-Adviser and the research, due diligence and investment selection process utilized by the Sub-Adviser; the performance of the Sub-Adviser, including the performance of its other similarly managed accounts; the profitability of the Sub-Adviser related to providing sub-advisory services to International Equity Fund; the operations, policies and procedures and compliance systems of the Sub-Adviser; succession planning with the Sub-Adviser; and risk management and monitoring measures. The Trustees discussed whether the continuance of the Sub-Advisory Agreement would be in the best interests of shareholders, based primarily on the nature and quality of the services provided by the Sub-Adviser and whether the terms of the Sub-Advisory Agreement were reasonable. In considering the nature and quality of the services, the Trustees considered the investment and business operations capabilities of the Sub-Adviser. In connection with this discussion, the Trustees inquired of the Adviser about its experience with the Sub-Adviser. Based on this review, the Trustees concluded that the Sub-Adviser had the capabilities, resources and personnel necessary to serve as sub-adviser to the Fund.

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. The Trustees confirmed that there were no pending litigation or regulatory actions against the Sub-Adviser that would adversely affect or prohibit the Sub-Adviser’s services to the Fund. With respect to the sub-advisory fees, the Trustees noted that such fees remained the same and concluded such fees were fair and reasonable.

Based on their evaluation of all material factors, including those described above, the Trustees concluded that the terms of the agreement remained reasonable and fair and that the renewal of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Effective October 31, 2013, GE Asset Management, Inc. no longer served as a sub-adviser to a portion of the assets of International Equity Fund. PNC Capital Advisors, LLC remains as investment adviser to the Fund, and Polaris Capital Management, LLC remains a sub-adviser to a portion of the assets of the Fund. Accordingly, the Trustees did not consider the continuance of the sub-advisory agreement between PNC Capital Advisors, LLC and GE Asset Management, Inc., on the behalf of International Equity Fund.

PNC Funds

PROXY VOTING AND QUARTERLY SCHEDULES OF INVESTMENTS

(Unaudited)

Proxy Voting

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to their portfolio securities as well as information regarding how the Trust voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Trust’s website at pncfunds.com, or on the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Trust’s website at pncfunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

THIS PAGE INTENTIONALLY LEFT BLANK

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Investment Adviser

PNC Capital Advisors, LLC

One East Pratt Street, 5th Floor

Baltimore, MD 21202

Underwriter

PNC Funds Distributor, LLC

Three Canal Plaza,

Suite 100,

Portland, ME 04101

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199-3600

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

SEMI-ANNUAL REPORT

November 30, 2013

(Unaudited)

PNC Money Market Funds

PNC FUNDS

PNC MONEY MARKET FUNDS

SEMI-ANNUAL REPORT

MONEY MARKET FUNDS

Government Money Market Fund

Money Market Fund

Ohio Municipal Money Market Fund

Pennsylvania Tax Exempt

    Money Market Fund

Tax Exempt Money Market Fund

Treasury Money Market Fund

OTHER PNC FUNDS

TARGET DATE FUNDS

Retirement Income Fund

Target 2020 Fund

Target 2030 Fund

Target 2040 Fund

Target 2050 Fund

EQUITY FUNDS

Balanced Allocation Fund

International Equity Fund

Large Cap Core Fund (formerly Large Cap Core Equity Fund)

Large Cap Growth Fund

Large Cap Value Fund

Mid Cap Fund (formerly Mid Cap Value Fund)

Multi-Factor Small Cap Core Fund

Multi-Factor Small Cap Growth Fund

Multi-Factor Small Cap Value Fund

S&P 500 Index Fund

Small Cap Fund

FIXED INCOME FUNDS

Bond Fund

Government Mortgage Fund

High Yield Bond Fund

Intermediate Bond Fund

Limited Maturity Bond Fund

Total Return Advantage Fund

Ultra Short Bond Fund

TAX EXEMPT BOND FUNDS

Intermediate Tax Exempt Bond Fund

Maryland Tax Exempt Bond Fund

Michigan Intermediate Municipal Bond Fund

Ohio Intermediate Tax Exempt Bond Fund

Pennsylvania Intermediate Municipal Bond

    Fund

Tax Exempt Limited Maturity Bond Fund

TABLE OF CONTENTS
A Message from the President	1
Abbreviations and Definitions for
Schedules of Investments and
Financial Statements	6
Summary of Portfolio Holdings	8
Expense Tables	9
	Financial Highlights	Schedule of Investments
Government Money Market Fund	10	16
Money Market Fund	11	19
Ohio Municipal Money Market Fund	12	24
Pennsylvania Tax Exempt Money Market Fund	13	26
Tax Exempt Money Market Fund	14	28
Treasury Money Market Fund	15	33
Statements of Assets and Liabilities		36
Statements of Operations		40
Statements of Changes in Net Assets		42
Notes to Financial Statements		44
Trustees Review and Approval of Advisory Agreement		51
Proxy Voting and Quarterly Schedules of Investments		52

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges and expenses of the PNC Money Market Funds (individually, a “Fund”, collectively, the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-622-FUND (3863) or downloading one at pncfunds.com. Please read it carefully before investing.

	NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

PNC Capital Advisors, LLC (“PCA”), a subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and co-administrator to PNC Funds and receives fees for its services. PNC Funds are distributed by PNC Funds Distributor, LLC (the “Underwriter”), Three Canal Plaza, Suite 100, Portland, ME 04101. The Underwriter is not affiliated with PCA and is not a bank.

©2014 The PNC Financial Services Group, Inc. All rights reserved.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

PNC Money Market Funds

A MESSAGE FROM THE PRESIDENT

Dear Shareholders:

We are pleased to present this semi-annual report for the PNC Money Market Funds for the six months ended November 30, 2013.

We continue to believe that by offering the opportunity to diversify your investments among an array of money market, taxable and tax-exempt fixed income, equity and retirement-oriented mutual funds, PNC Capital Advisors, LLC may help you and/or your adviser fulfill your individual asset allocation objectives.

Before reviewing the financial statements and schedules of portfolio investments of your individual mutual fund investments, it may be useful to take a brief look at the major factors affecting the economy and the money markets over the six months ended November 30, 2013.

Economic Review

Global Gross Domestic Product (“GDP”) growth in the advanced economies remained sluggish during the semi-annual period due in part to continued global de-levering and austerity. Emerging market economic growth decelerated, but still outpaced growth in the advanced economies. U.S. GDP growth remained modest but notably improving, supported by consumer spending, an improved housing market and the energy sector. Business investment also strengthened as the semi-annual period progressed, but government spending and net exports remained a drag on growth. From 1.8% in the first quarter of 2013, U.S. real GDP bounced to a growth rate of 2.5% in the second quarter of 2013 and then to 3.6% in the third quarter of 2013.

As the semi-annual period began in June 2013, economic data signaled that the U.S. economy remained on a moderate growth path, buoyed by the housing and labor markets. Such data drove widespread speculation that tapering by the Federal Reserve (the “Fed”) might begin sooner than expected. Fed Chair Bernanke had first hinted at monetary policy tightening in mid-May 2013. In June, he suggested the Fed might begin reducing its asset purchases via its quantitative easing program with an eye to ending the program mid-2014, depending on sufficient economic data improvement. In Europe, the region’s unemployment rate increased to 12.2%, the highest level on record. In Japan, export growth reached its highest level since late 2010.

During the third calendar quarter of 2013, the U.S. economy maintained its moderate growth, led by solid performance from the housing and auto segments. U.S. manufacturing rebounded after contracting in May 2013 to expand at its fastest pace in more than two years. Service sector activity expanded at its fastest pace in almost eight years. The seasonally adjusted annualized automobile sales rate reached 16 million in August, the highest since 2007. Home prices, as measured by the S&P/Case-Shiller Home Price Index, rose 12.4% year over year, the greatest advance since February 2006. At the same time, however, non-farm payrolls increased less than anticipated in both August and September. Unemployment declined to 7.3% due primarily to a decrease in the participation rate to the lowest level since 1978. Consumer confidence fell to a four-month low in September, as geopolitical uncertainties and the impending budget battle in the U.S. Congress remained concerns. In a surprise move in mid-September, the Fed decided to keep its level of asset purchases unchanged, citing an economy that was not expanding as fast as the Fed had hoped and fiscal constraints, such as sequestration spending cuts and the debt ceiling debate, as potential headwinds to growth. Fed Chair Bernanke emphasized that the Fed would await further evidence of a sustainable economic recovery before tapering. Internationally, most European economic data showed signs of stabilization, with both business and consumer

“U.S. GDP growth remained modest but notably improving...” Commentary provided by PNC Capital Advisors, LLC as of November 30, 2013

1

PNC Money Market Funds

A MESSAGE FROM THE PRESIDENT

“Yields in the taxable and tax-exempt money markets remained extremely low...” Commentary provided by PNC Capital Advisors, LLC as of November 30, 2013

confidence surveys improving. In Japan, that country’s Prime Minister’s “Abenomics” showed signs of success, with data releases including an uptick in core inflation and a decline in unemployment. In October and November 2013, economic data releases were mixed. Manufacturing appeared to continue to be strong, with the Institute for Supply Management survey for September coming in at its highest level since April 2011. In October 2013, home prices, as measured by the S&P/Case-Shiller Home Prime Index, saw their largest advance since February 2006, and house building permits reached a five-year high. On the other hand, consumer confidence decreased following a 16-day partial U.S. government shutdown in October and fell to a seven-month low in November, causing concern about spending for the upcoming holiday shopping season. Services sector growth slowed, and September employment data proved to be below market forecasts though initial jobless claims in November subsequently indicated a labor market growing at a modest pace. At the end of October, the U.S. Congress approved a last-minute resolution to avert a potential U.S. default. Economic data from Europe improved, with better confidence levels, advancing retail sales, strong manufacturing and steady unemployment. China’s manufacturing expanded by the most in seven months, and its third quarter GDP grew 7.8% from a year earlier.

Money Markets

Yields in the taxable and tax-exempt money markets remained extremely low throughout the semi-annual period. In June 2013, markets were focused on U.S. economic data as a key determinant of the Fed policy outlook, and the stronger than expected payrolls data reinforced expectations the Fed would start reducing its quantitative easing measures during 2013. Late in June, volatility picked up in the money markets, largely as a result of quarter-end balance sheet pressures. In July, the financial markets appeared to have settled on a consensus view that Fed tapering was likely to occur in September 2013, which helped stabilize interest rate volatility for a portion of the month. However, debate over Fed Chair Bernanke’s successor introduced new concerns around future Fed policy and drove a month-end increase in intermediate-term and longer-term interest rates. In contrast, repurchasing agreement, or repo, rates remained low through the month. Yields on short-term U.S. Treasury bills remained relatively stable as a result of abundant liquidity.

In August 2013, a special presentation on the Fed’s long-term planning for policy implementation was of particular relevance to money market investors. The presentation included a discussion on a “fixed-rate, full-allotment overnight reverse repurchase agreement facility as an additional tool for managing money market rates.” This new facility offers investors an essentially risk-free investment option that provides the Fed with another tool to seek to manage short-term interest rates and monetary policy by amongst other things aiding in the Fed’s ability to soak up excess liquidity and to establish a floor on overnight interest rates. The facility is being offered for a limited test period through January 29, 2014 to help gain operational experience at which time it may be extended.

In September 2013, the Fed’s surprise announcement that it would not yet begin to taper its quantitative easing program led to a rally in U.S. Treasury yields, capping a quarter during which money market funds brought in $92.3 billion compared with $11.1 billion for long-term mutual funds. However, just ahead of a critical deadline to raise the U.S.’ debt ceiling, money market fund assets recorded their largest one-week decline since August 2011, as investors pulled $43

2

billion out on fear over a possible U.S. government default. Without a debt ceiling increase, the government would have faced a default, including on certain of the short-term U.S. Treasuries held in money market funds. Late on October 16, the U.S. Congress announced a deal to prevent the U.S. from defaulting and to end the government shutdown. Shareholder flows and yield volatility quieted in November following October’s fiscal upheaval. For example, just for the week ended November 6, 2013, money market funds took in $5.0 billion. The most significant development in November 2013, however, was the U.S. Treasury’s announcement that it would conduct its first auction of floating-rate notes (“FRNs”) on January 29, 2014. This is a notable event because it is the U.S. Treasury’s first new product in 17 years. The FRNs will have a maturity of two years and an interest rate that resets daily based on the most recent 13-week Treasury bill auction rate plus or minus a spread that is set at the auction. Among the major buyers expected for FRNs are money market funds.

There were also a number of significant developments on the money market reform front during the semi-annual period. On June 5, 2013, the Securities and Exchange Commission (“SEC”) unanimously voted to release for public comment two primary proposals for amendments, or “alternative proposals,” to SEC Rule 2a-7, which regulates most money market funds. The proposals could be adopted alone or in combination. The proposed rule release did not constitute a final rule. Indeed, it may well take many months, if not years, before the implementation of any changes.

Alternative one would require money market funds to change the manner in which they price their shares, which may increase the likelihood that the net asset values (“NAVs”) of money market funds’ shares will vary from $1.00 per share. Alternative two would require money market funds to impose a liquidity fee on future redemptions of fund shares, or permit the money market funds’ board of trustees/directors to suspend redemptions, in certain situations. The SEC also recommended additional proposals, including stress testing, diversification and disclosure measures that may be applied regardless of which of the two alternative proposals were adopted. Following the 90-day comment period, which ended on September 17, 2013, the SEC moved into — and remained in at the end of the semi-annual period — what is expected to be several months of reviewing comments received and determining whether the proposed regulations should be adopted, revised or rejected. At the end of October 2013, several asset management firms jointly submitted a comment letter to the SEC proposing an alternative approach to the definition of a retail money market fund. At the end of the review period, the proposals may be voted upon by the SEC Commissioners. The SEC would need three of five Commissioners to approve a final rule before it could be released publicly. It is not yet known if or when such proposals will be adopted, and any rules adopted by the SEC may differ from the proposals. In a final rule release, the SEC would specify an implementation timeline for any new requirements. The SEC indicated that implementation of any rule proposal would occur in stages, and the process could take from nine months to two years, depending on the particular proposal, from the date the rule is finally adopted. For further details on the rule proposals, see http:// www.sec.gov/rules/proposed/2013/33-9408.pdf and to see comments submitted to the SEC on the rule proposals, see http://www.sec.gov/comments/s7-03-13/s70313.shtml.

“We believe the Fed will remain focused on employment growth...” Commentary provided by PNC Capital Advisors, LLC as of November 30, 2013

3

PNC Money Market Funds

A MESSAGE FROM THE PRESIDENT

“...short-term interest rate increases are unlikely until at least 2015.” Commentary provided by PNC Capital Advisors, LLC as of November 30, 2013

Our View Ahead

Interestingly, the primary question dominating the financial markets at the end of November 2013 was the same one that dominated at the start of the semi-annual period — when might the Fed start tapering its quantitative easing policy? We continue to believe the answer is dependent on economic data.

In our view, economic growth will likely continue to be sluggish in the months ahead given ongoing fiscal restraints, but may accelerate due in part to increases in fixed investment spending. Key indicators, we believe, will be the pace of job growth and real disposable income. Growth in consumer credit could help sustain current rates of consumer spending, but it is unlikely to accelerate meaningfully without new job creation. Continued improvements in the housing market should also contribute to growth, but the level of activity has already increased faster than some have expected. Indicators of business activity appear to be more constructive and could strengthen if business optimism improves further. Bloomberg’s consensus expectation for GDP growth in the fourth quarter of 2013 is 1.8% and for the year 2014 is 2.6%. Annual rates of core inflation are likely to rise, though we expect price increases will be unlikely to warrant change in monetary policies. We believe the Fed will remain focused on employment growth and will continue to keep short-term interest rates the same and anchored near zero for some time. Other factors that must be considered looking ahead are the U.S. fiscal debates, the impact of the headlines surrounding the roll-out of the Affordable Care Act in the U.S., the geopolitical risks that remain in the Middle East, the sustainability of economic growth in Europe, the pace of economic growth in the emerging markets, including China, and the success of the new Japanese economic policies.

In the money markets, short-term interest rate increases are unlikely until at least 2015. Near term, we anticipate choppy conditions in the financial markets as investors adjust to the prospect of a shift in Fed policy. Over the longer term, the potential for a beginning of a shift in Fed policy, new types of instruments and new regulations will all present challenges. However, as always, we will continue to assess risk and reward in the markets as we seek to meet the PNC Money Market Funds’ objectives. As it relates to money market fund reform, we believe the momentum for reform continues to grow. In our view, amended rules may be forthcoming within the next six to twelve months, which will likely require compliance over an extended period. Regardless of the outcome, we believe relative safety, diversification and liquidity will likely remain important and ongoing considerations for investors. We therefore continue to believe that money market funds will continue to play a key role in investors’ portfolios. We, of course, are supportive of reform that strengthens the money market industry and that is in the best interests of our money market fund shareholders.

4

We thank you for maintaining a long-term perspective as a basic tenet of your investment approach. We value your ongoing confidence in us and look forward to serving your investment needs in the years ahead.

Best Regards,

Kevin A. McCreadie

President, PNC Funds

President and Chief Investment Officer

PNC Capital Advisors, LLC

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to PNC Funds, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and PNC Capital Advisors, LLC undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of PNC Funds’ trading intent.

Commentary provided by PNC Capital Advisors, LLC as of November 30, 2013

5

PNC Money Market Funds

ABBREVIATIONS AND DEFINITIONS FOR SCHEDULES OF INVESTMENTS

AND FINANCIAL STATEMENTS

Schedules of Investments:

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

Cl — Class

COP — Certificate of Participation

DD — Delayed Delivery Transaction. Assets have been segregated by the PNC Ohio Municipal

           Money Market Fund and the PNC Tax Exempt Money Market Fund as collateral for delayed-delivery transactions.

DN — Discount Note. The rate shown is the effective yield at purchase date.

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Corporation

FRN — Floating Rate Note. The rate shown is the rate in effect on November 30, 2013, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GO — General Obligation

LLC — Limited Liability Company

LOC — Letter of Credit

MTN — Medium Term Note

NATL-RE — National Public Finance Guarantee Corporation (formerly, Municipal Bond Insurance

                      Association)

PLC — Public Limited Company

PSF-GTD — Permanent School Fund - Guaranteed

RB — Revenue Bond

RN — Revenue Note

SBPA — Standby Bond Purchase Agreement

TAN — Tax Anticipation Note

TECP — Tax Exempt Commercial Paper

VRDN — Variable Rate Demand Note. The rate shown is the rate in effect on November 30, 2013,

                and the date shown is the next reset or put date.

Financial Statements:

— Amounts designated as “ — ” are either zero or rounded to zero.

See Notes to Financial Statements.

6

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PNC Money Market Funds

SUMMARY OF PORTFOLIO HOLDINGS

The tables below present portfolio holdings as of November 30, 2013 as a percentage of total investments for each of the PNC Money Market Funds.

Government Money Market Fund
U.S. Government Agency Obligations	56.2%
Repurchase Agreements	38.5
U.S. Treasury Obligations	3.6
Money Market Funds	1.7
100.0%

Money Market Fund
Commercial Paper	27.2%
Repurchase Agreements	21.8
Asset Backed Commercial Paper	15.1
Certificates of Deposit	10.9
Education Revenue Bonds	6.1
Asset Backed Securities	5.0
Hospital/Nursing Home Revenue Bonds	4.6
Corporate Bonds	3.0
Pollution Control Revenue Bonds	1.8
General Obligations	1.5
Industrial/Development Revenue Bonds	1.1
Funding Agreement	1.0
U.S. Government Agency Obligations	0.9
100.0%

Ohio Municipal Money Market Fund
Hospital/Nursing Home Revenue Bonds	34.7%
Anticipation Notes	18.3
Education Revenue Bonds	12.5
Industrial/Development Revenue Bonds	9.2
Water/Sewer Revenue Bonds	8.7
General Obligations	8.0
Public Facilities Revenue Bonds	3.7
Prerefunded & Escrowed to Maturity	3.5
Refunding Notes	1.4
100.0%

Pennsylvania Tax Exempt Money Market Fund
General Obligations	23.2%
Industrial/Development Revenue Bonds	17.8
Hospital/Nursing Home Revenue Bonds	16.5
Transportation Revenue Bonds	14.2
Education Revenue Bonds	9.8
Prerefunded & Escrowed to Maturity	9.3
Utility Revenue Bonds	5.9
Commercial Paper	3.3
100.0%

Tax Exempt Money Market Fund
Hospital/Nursing Home Revenue Bonds	38.4%
Education Revenue Bonds	20.6
General Obligations	14.6
Other Revenue Bonds	4.4
Transportation Revenue Bonds	4.2
Water/Sewer Revenue Bonds	3.8
Prerefunded & Escrowed to Maturity	3.3
Refunding Notes	3.3
Anticipation Notes	2.3
Industrial/Development Revenue Bonds	2.2
Public Facilities Revenue Bonds	1.2
Refunding Bonds	0.8
Commercial Paper	0.5
Pollution Control Revenue Bonds	0.4
100.0%

Treasury Money Market Fund
U.S. Treasury Bills	69.5%
U.S. Treasury Notes	29.2
Money Market Funds	1.3
100.0%

At November 30, 2013, the following percentages of the Funds’ net assets were insured by bond insurers.

Bond Insurer	Ohio Municipal Money Market	Tax Exempt Money Market
AGM	3.6%	0.6%
AMBAC	–	0.4%
NATL-RE	–	1.6%
Total	3.6%	2.6%

8

PNC Money Market Funds

EXPENSE TABLES

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) and shareholder services fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided below are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2013 to November 30, 2013).

The Expense Table that appears for your Fund illustrates your Fund’s costs in two ways.

—

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of a Fund under the heading “Expenses Paid During Period.”

—

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 06/01/13	Ending Account Value 11/30/13	Annualized Expense Ratio(1)	Expenses Paid During Period(2)

Government Money Market Fund
Actual
Class I	$1,000.00	$1,000.06	0.08%	$0.39
Class A	1,000.00	1,000.06	0.08	0.39
Hypothetical(3)
Class I	1,000.00	1,024.68	0.08	0.40
Class A	1,000.00	1,024.68	0.08	0.40

Money Market Fund
Actual
Class I	$1,000.00	$1,000.21	0.11%	$0.56
Class A	1,000.00	1,000.21	0.11	0.56
Class C	1,000.00	1,000.23	0.11	0.55
Hypothetical(3)
Class I	1,000.00	1,024.51	0.11	0.57
Class A	1,000.00	1,024.51	0.11	0.57
Class C	1,000.00	1,024.52	0.11	0.55

Ohio Municipal Money Market Fund
Actual
Class I	$1,000.00	$1,000.12	0.09%	$0.46
Class A	1,000.00	1,000.12	0.09	0.45
Class T	1,000.00	1,000.12	0.09	0.47
Hypothetical(3)
Class I	1,000.00	1,024.61	0.09	0.46
Class A	1,000.00	1,024.62	0.09	0.46
Class T	1,000.00	1,024.60	0.09	0.47

	Beginning Account Value 06/01/13	Ending Account Value 11/30/13	Annualized Expense Ratio(1)	Expenses Paid During Period(2)

Pennsylvania Tax Exempt Money Market Fund
Actual
Class I	$1,000.00	$1,000.12	0.06%	$0.30
Class A	1,000.00	1,000.12	0.06	0.32
Class T	1,000.00	1,000.12	0.10	0.49
Hypothetical(3)
Class I	1,000.00	1,024.77	0.06	0.30
Class A	1,000.00	1,024.75	0.06	0.32
Class T	1,000.00	1,024.58	0.10	0.50

Tax Exempt Money Market Fund
Actual
Class I	$1,000.00	$1,000.12	0.07%	$0.38
Class A	1,000.00	1,000.12	0.08	0.38
Class T	1,000.00	1,000.12	0.07	0.37
Hypothetical(3)
Class I	1,000.00	1,024.69	0.07	0.38
Class A	1,000.00	1,024.69	0.08	0.38
Class T	1,000.00	1,024.70	0.07	0.38

Treasury Money Market Fund
Actual
Class I	$1,000.00	$1,000.06	0.04%	$0.19
Class A	1,000.00	1,000.06	0.04	0.19
Hypothetical(3)
Class I	1,000.00	1,024.88	0.04	0.19
Class A	1,000.00	1,024.88	0.04	0.19

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges which may apply to redemptions of Class C Shares of the Money Market Fund and which are described in the Prospectus. If these transactional costs were included, your costs would be higher.

(1) The “Annualized Expense Ratio” reflects the actual expenses net of fee waivers, where applicable, for the period (June 1, 2013 to November 30, 2013).

(2) Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

(3) Assumes annual return of 5% before expenses.

9

PNC Money Market Funds	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2013 and for the Years Ended May 31, unless otherwise indicated
FINANCIAL HIGHLIGHTS (Unaudited)

	Government Money Market Fund
	Class I						Class A
	2013**	2013	2012	2011	2010	2009	2013**	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net Investment Income†	– *	– *	– *	– *	– *	0.01	– *	– *	– *	– *	– *	0.01
Realized and Unrealized Gain (Loss) on Investments	–	– *	–	– *	–	– *	–	– *	–	– *	–	– *

Total from Investment Operations	–	–	–	–	–	0.01	–	–	–	–	–	0.01

Dividends from Net Investment Income	– *	– *	– *	– *	– *	(0.01)	– *	– *	– *	– *	– *	(0.01)
Distributions from Net Realized Gains	–	–	–	–	–	–	–	–	–	–	–	–

Total Distributions	–	–	–	–	–	(0.01)	–	–	–	–	–	(0.01)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.01%	0.01%	0.02%	0.05%	0.07%	1.17%	0.01%	0.01%	0.02%	0.05%	0.05%	0.98%

Ratios/Supplemental Data
Net Assets End of Period (000)	$854,483	$809,229	$960,513	$1,008,254	$1,600,289	$820,668	$108,363	$79,789	$109,523	$153,670	$255,430	$329,859
Ratio of Expenses to Average Net Assets(1)	0.08%	0.15%	0.12%	0.16%	0.20%	0.40%	0.08%	0.15%	0.12%	0.16%	0.22%	0.59%
Ratio of Net Investment Income to Average Net Assets	0.01%	0.01%	0.01%	0.05%	0.06%	1.11%	0.01%	0.01%	0.01%	0.05%	0.05%	0.97%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.36%	0.36%	0.35%	0.35%	0.35%	0.42%	0.36%	0.36%	0.35%	0.35%	0.52%	0.66%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(0.27)%	(0.20)%	(0.22)%	(0.14)%	(0.09)%	1.09%	(0.27)%	(0.20)%	(0.22)%	(0.14)%	(0.25)%	0.90%

*	Amount represents less than $0.005 per share.

**	For the six months ended November 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Per share data calculated using average shares outstanding method.

(1)

The Board of Trustees of the Government Money Market, Money Market, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds (collectively, the “Funds”) approved the participation by each of the Funds in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program protected the value of shares of money market fund investors as of September 19, 2008. The Program expired on September 18, 2009. As a participant in the Program, the Funds paid participation fees of 0.01% for the period September 19, 2008 through December 18, 2008 and 0.03% for the period December 19, 2008 through September 18, 2009 based on the net asset value of the Fund as of September 19, 2008.

See Notes to Financial Statements.

10

PNC Money Market Funds	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2013 and for the Years Ended May 31, unless otherwise indicated
FINANCIAL HIGHLIGHTS (Unaudited)

	Money Market Fund
	Class I								Class A
	2013**		2013	2012	2011	2010	2009		2013**		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net Investment Income†	–	*	– *	– *	– *	– *	0.01		–	*	– *	– *	– *	– *	0.01
Realized and Unrealized Gain (Loss) on Investments	–	*	– *	– *	– *	– *	–	*	–	*	– *	– *	– *	– *	–	*

Total from Investment Operations	–		–	–	–	–	0.01		–		–	–	–	–	0.01

Payment by Affiliate†	–		–	–	–	–	–	*(2)	–		–	–	–	–	–	*(2)

Contributions of Capital by Affiliate†	–	*(3)	–	–	–	–	–		–	*(3)	–	–	–	–	–

Dividends from Net Investment Income	–	*	– *	– *	– *	– *	(0.01)		–	*	– *	– *	– *	– *	(0.01)

Distributions from Net Realized Gains	–		–	–	–	–	–		–		–	–	–	–	–

Total Distributions	–		–	–	–	–	(0.01)		–		–	–	–	–	(0.01)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.02%		0.05%	0.05%	0.06%	0.07%	1.26%		0.02%		0.05%	0.05%	0.06%	0.05%	1.08%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,442,324		$1,355,988	$1,434,843	$1,481,871	$1,732,447	$1,949,721		$256,018		$256,602	$380,226	$457,216	$526,326	$599,885
Ratio of Expenses to Average Net Assets(1)	0.11%		0.16%	0.14%	0.21%	0.24%	0.40%		0.11%		0.16%	0.14%	0.21%	0.25%	0.58%
Ratio of Net Investment Income to Average Net Assets	0.05%		0.05%	0.05%	0.05%	0.07%	1.34%		0.05%		0.05%	0.05%	0.05%	0.05%	1.20%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.36%		0.36%	0.35%	0.34%	0.36%	0.42%		0.36%		0.36%	0.35%	0.34%	0.51%	0.67%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(0.20)%		(0.15)%	(0.16)%	(0.08)%	(0.05)%	1.32%		(0.20)%		(0.15)%	(0.16)%	(0.08)%	(0.21)%	1.11%

	Money Market Fund
	Class C
	2013**		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net Investment Income†	–	*	– *	– *	– *	– *	0.01
Realized and Unrealized Gain (Loss) on Investments	–	*	– *	– *	– *	– *	–	*

Total from Investment Operations	–		–	–	–	–	0.01

Payment by Affiliate†	–		–	–	–	–	–	*(2)

Contributions of Capital by Affiliate†	–	*(3)	–	–	–	–	–

Dividends from Net Investment Income	–	*	– *	– *	– *	– *	(0.01)

Distributions from Net Realized Gains	–		–	–	–	–	–

Total Distributions	–		–	–	–	–	(0.01)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.02%		0.05%	0.05%	0.06%	0.06%	0.70%
Ratios/Supplemental Data
Net Assets End of Period (000)	$47		$77	$78	$130	$173	$189
Ratio of Expenses to Average Net Assets(1)	0.11%		0.16%	0.14%	0.21%	0.25%	0.93%
Ratio of Net Investment Income to Average
Net Assets	0.05%		0.05%	0.05%	0.05%	0.06%	0.72%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.35%		0.36%	0.35%	0.34%	1.27%	1.39%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(0.19)%		(0.15)%	(0.16)%	(0.08)%	(0.96)%	0.26%

*	Amount represents less than $0.005 per share.

**	For the six months ended November 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Per share data calculated using average shares outstanding method.

(1)

The Board of Trustees of the Government Money Market, Money Market, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds (collectively, the “Funds”) approved the participation by each of the Funds in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program protected the value of shares of money market fund investors as of September 19, 2008. The Program expired on September 18, 2009. As a participant in the Program, the Funds paid participation fees of 0.01% for the period September 19, 2008 through December 18, 2008 and 0.03% for the period December 19, 2008 through September 18, 2009 based on the net asset value of the Fund as of September 19, 2008.

(2)

A capital infusion in April 2009 resulted in $0.001 effect to the net asset value per share of Class I, Class A and Class C, and had no effect on the total returns of the Fund. See Note 8 in Notes to Financial Statements.

(3)

During the six months ended November 30, 2013, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliates’ financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

11

PNC Money Market Funds	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2013 and for the Years Ended May 31, unless otherwise indicated
FINANCIAL HIGHLIGHTS (Unaudited)

	Ohio Municipal Money Market Fund
	Class I						Class A
	2013**	2013	2012	2011	2010	2009	2013**	2013	2012		2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00

Net Investment Income†	– *	– *	– *	– *	– *	0.01	– *	– *	0.01		– *	– *	0.01
Realized and Unrealized Gain (Loss) on Investments	– *	– *	–	– *	–	–	– *	– *	–		– *	–	–

Total from Investment Operations	–	–	–	–	–	0.01	–	–	0.01		–	–	0.01

Dividends from Net Investment Income	– *	– *	– *	– *	– *	(0.01)	– *	– *	(0.01)		– *	– *	(0.01)
Distributions from Net Realized Gains	–	–	–	–	–	–	–	–	–		–	–	–

Total Distributions	–	–	–	–	–	(0.01)	–	–	(0.01)		–	–	(0.01)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00

Total Return	0.01%	0.02%	0.02%	0.07%	0.16%	1.23%	0.01%	0.02%	1.29	%(1)	0.07%	0.10%	1.04%

Ratios/Supplemental Data
Net Assets End of Period (000)	$116,738	$138,882	$138,412	$209,659	$283,284	$386,658	$2,115	$4,229	$1,846		$2,948	$14,807	$73,265
Ratio of Expenses to Average Net Assets(2)	0.09%	0.16%	0.16%	0.25%	0.26%	0.31%	0.09%	0.15%	(0.59	)%(1)	0.26%	0.32%	0.50%
Ratio of Net Investment Income to Average Net Assets	0.02%	0.02%	0.02%	0.06%	0.16%	1.21%	0.02%	0.02%	0.78	%(1)	0.08%	0.11%	1.08%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.34%	0.34%	0.31%	0.30%	0.31%	0.36%	0.34%	0.33%	0.32%		0.31%	0.53%	0.60%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(0.23)%	(0.16)%	(0.13)%	0.01%	0.11%	1.16%	(0.23)%	(0.16)%	(0.13)%		0.03%	0.10%	0.98%

	Ohio Municipal Money Market Fund
	Class T
	2013**	2013	2012	2011	2010(3)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Net Investment Income†	– *	– *	– *	– *	– *
Realized and Unrealized Gain (Loss) on Investments	– *	– *	–	– *	–

Total from Investment Operations	–	–	–	–	–

Dividends from Net Investment Income	– *	– *	– *	– *	– *
Distributions from Net Realized Gains	–	–	–	–	–

Total Distributions	–	–	–	–	–

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.01%	0.02%	0.02%	0.07%	0.01%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,237	$1,296	$2,005	$3,178	$148
Ratio of Expenses to Average Net Assets(2)	0.09%	0.16%	0.16%	0.24%	0.27%
Ratio of Net Investment Income to Average Net Assets	0.02%	0.02%	0.02%	0.06%	0.08%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.34%	0.34%	0.31%	0.30%	0.42%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(0.23)%	(0.16)%	(0.13)%	0.00%	(0.07)%

*	Amount represents less than $0.005 per share.

**	For the six months ended November 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Per share data calculated using average shares outstanding method.

(1)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.76% impact to Class A ratios. Excluding this item, the total return would have been 0.02%, the expense ratio would have been higher and the income ratio would have been lower.

(2)

The Board of Trustees of the Government Money Market, Money Market, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds (collectively, the “Funds”) approved the participation by each of the Funds in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program protected the value of shares of money market fund investors as of September 19, 2008. The Program expired on September 18, 2009. As a participant in the Program, the Funds paid participation fees of 0.01% for the period September 19, 2008 through December 18, 2008 and 0.03% for the period December 19, 2008 through September 18, 2009 based on the net asset value of the Fund as of September 19, 2008.

(3)	Ohio Municipal Money Market Fund Class T commenced operations on October 1, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.

See	Notes to Financial Statements.

12

	Pennsylvania Tax Exempt Money Market Fund
	Class I							Class A
	2013**	2013	2012	2011		2010	2009	2013**	2013	2012	2011		2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Net Investment Income†	– *	– *	– *	–	*	– *	0.01	– *	– *	– *	–	*	– *	0.01
Realized and Unrealized Gain (Loss) on Investments	–	– *	–	–		–	–	–	– *	–	–		–	–

Total from Investment Operations	–	–	–	–		–	0.01	–	–	–	–		–	0.01

Payment by Affiliate†	–	–	–	–	*(2)	–	–	–	–	–	–	*(2)	–	–

Dividends from Net Investment Income	– *	– *	– *	–	*	– *	(0.01)	– *	– *	– *	–	*	– *	(0.01)
Distributions from Net Realized Gains	–	–	– *	–		–	–	–	–	– *	–		–	–

Total Distributions	–	–	–	–		–	(0.01)	–	–	–	–		–	(0.01)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Total Return	0.01%	0.03%	0.09%	0.04%		0.07%	1.15%	0.01%	0.03%	0.09%	0.04%		0.06%	0.96%

Ratios/Supplemental Data
Net Assets End of Period (000)	$50,602	$54,082	$60,004	$70,022		$80,842	$141,289	$8,154	$8,006	$8,751	$10,372		$12,697	$42,519
Ratio of Expenses to Average Net Assets(1)	0.06%	0.16%	0.14%	0.19%		0.27%	0.32%	0.06%	0.16%	0.14%	0.19%		0.29%	0.52%
Ratio of Net Investment Income to Average Net Assets	0.03%	0.02%	0.02%	0.04%		0.07%	1.13%	0.03%	0.02%	0.02%	0.04%		0.05%	1.11%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.36%	0.39%	0.34%	0.34%		0.33%	0.37%	0.36%	0.38%	0.34%	0.34%		0.54%	0.62%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(0.27)%	(0.21)%	(0.18)%	(0.11)%		0.01%	1.08%	(0.27)%	(0.20)%	(0.18)%	(0.11)%		(0.20)%	1.01%

	Pennsylvania Tax Exempt Money Market Fund
	Class T
	2013**	2013	2012	2011(3)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00

Net Investment Income†	– *	– *	– *	–	*
Realized and Unrealized Gain (Loss) on Investments	–	– *	–	–

Total from Investment Operations	–	–	–	–

Payment by Affiliate†	–	–	–	–	*(2)

Dividends from Net Investment Income	– *	– *	– *	–	*
Distributions from Net Realized Gains	–	–	–	–

Total Distributions	–	–	–	–

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00

Total Return	0.01%	0.03%	0.09%	0.02%

Ratios/Supplemental Data
Net Assets End of Period (000)	$3,357	$3,574	$644	$326
Ratio of Expenses to Average Net Assets	0.10%	0.15%	0.14%	0.17%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.01)%	0.02%	0.02%	0.09%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.36%	0.42%	0.34%	0.34%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers)	(0.27)%	(0.25)%	(0.18)%	(0.08)%

*	Amount represents less than $0.005 per share.

**	For the six months ended November 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Per share data calculated using average shares outstanding method.

(1)

The Board of Trustees of the Government Money Market, Money Market, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds (collectively, the “Funds”) approved the participation by each of the Funds in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program protected the value of shares of money market fund investors as of September 19, 2008. The Program expired on September 18, 2009. As a participant in the Program, the Funds paid participation fees of 0.01% for the period September 19, 2008 through December 18, 2008 and 0.03% for the period December 19, 2008 through September 18, 2009 based on the net asset value of the Fund as of September 19, 2008.

(2)

A capital infusion in November 2010 resulted in $0.0006 effect to the net asset value per share of Class I, Class A and Class T and had no effect on the total returns of the Fund. See Note 8 in Notes to Financial Statements.

(3)	Class T Shares were first sold (excluding seed capital of $10) on November 22, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

13

PNC Money Market Funds	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2013 and for the Years Ended May 31, unless otherwise indicated
FINANCIAL HIGHLIGHTS (Unaudited)

	Tax Exempt Money Market Fund
	Class I						Class A
	2013**	2013	2012	2011	2010	2009	2013**	2013	2012		2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00

Net Investment Income†	– *	– *	– *	– *	– *	0.01	– *	– *	–	*	– *	– *	0.01
Realized and Unrealized Gain (Loss) on Investments	–	– *	–	– *	– *	–	–	– *	–		– *	– *	–

Total from Investment Operations	–	–	–	–	–	0.01	–	–	–		–	–	0.01

Dividends from Net Investment Income	– *	– *	– *	– *	– *	(0.01)	– *	– *	–	*	– *	– *	(0.01)
Distributions from Net Realized Gains	–	–	–	–	–	–	–	–	–		–	–	–

Total Distributions	–	–	–	–	–	(0.01)	–	–	–		–	–	(0.01)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00

Total Return	0.01%	0.02%	0.02%	0.04%	0.11%	1.20%	0.01%	0.02%	0.03%		0.04%	0.09%	1.01%

Ratios/Supplemental Data
Net Assets End of Period (000)	$473,696	$509,879	$531,409	$539,656	$657,732	$838,738	$44,070	$42,426	$37,249		$32,775	$69,132	$189,949
Ratio of Expenses to Average Net Assets(1)	0.07%	0.14%	0.12%	0.23%	0.23%	0.31%	0.08%	0.14%	0.11	%(2)	0.23%	0.26%	0.50%
Ratio of Net Investment Income to Average Net Assets	0.02%	0.02%	0.02%	0.03%	0.11%	1.17%	0.02%	0.02%	0.03	%(2)	0.03%	0.09%	0.97%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.31%	0.31%	0.30%	0.30%	0.31%	0.36%	0.31%	0.31%	0.30%		0.30%	0.51%	0.60%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(0.22)%	(0.15)%	(0.16)%	(0.04)%	0.03%	1.12%	(0.21)%	(0.15)%	(0.16)%		(0.04)%	(0.16)%	0.87%

	Tax Exempt Money Market Fund
	Class T
	2013**	2013	2012	2011(3)
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00

Net Investment Income†	– *	– *	– *	– *
Realized and Unrealized Gain (Loss) on Investments	–	– *	–	– *

Total from Investment Operations	–	–	–	–

Dividends from Net Investment Income	– *	– *	– *	– *
Distributions from Net Realized Gains	–	–	–	–

Total Distributions	–	–	–	–

Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00

Total Return	0.01%	0.02%	0.02%	0.03%

Ratios/Supplemental Data
Net Assets End of Year (000)	$249,419	$120,542	$29,378	$2,808
Ratio of Expenses to Average Net Assets	0.07%	0.13%	0.12%	0.22%
Ratio of Net Investment Income to Average Net Assets	0.02%	0.02%	0.02%	0.03%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.31%	0.31%	0.30%	0.30%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers)	(0.22)%	(0.16)%	(0.16)%	(0.05)%

*	Amount represents less than $0.005 per share.

**	For the six months ended November 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Per share data calculated using average shares outstanding method.

(1)

The Board of Trustees of the Government Money Market, Money Market, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds (collectively, the “Funds”) approved the participation by each of the Funds in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program protected the value of shares of money market fund investors as of September 19, 2008. The Program expired on September 18, 2009. As a participant in the Program, the Funds paid participation fees of 0.01% for the period September 19, 2008 through December 18, 2008 and 0.03% for the period December 19, 2008 through September 18, 2009 based on the net asset value of the Fund as of September 19, 2008.

(2)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which had no impact to Class A ratios.

(3)	Class T Shares were first sold (excluding seed capital of $10) on August 3, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

14

	Treasury Money Market Fund
	Class I							Class A
	2013**	2013	2012	2011		2010	2009	2013**	2013	2012	2011		2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Net Investment Income†	– *	– *	– *	–	*	– *	0.01	– *	– *	– *	–	*	– *	–
Realized and Unrealized Gain (Loss) on Investments	– *	– *	– *	–	*	– *	– *	– *	– *	– *	–	*	– *	– *

Total from Investment Operations	–	–	–	–		–	0.01	–	–	–	–		–	–

Payment by Affiliate†	–	–	–	–	*(1)	–	–	–	–	–	–	*(1)	–	–

Dividends from Net Investment Income	– *	– *	– *	–	*	– *	(0.01)	– *	– *	– *	–	*	– *	–
Distributions from Net Realized Gains	–	–	–	–		–	–	–	–	–	–		–	–

Total Distributions	–	–	–	–		–	(0.01)	–	–	–	–		–	–

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Total Return	0.01%	0.01%	0.01%	0.01%		0.02%	0.53%	0.01%	0.01%	0.01%	0.01%		0.02%	0.40%

Ratios/Supplemental Data
Net Assets End of Period (000)	$273,628	$289,839	$326,694	$260,447		$286,756	$323,676	$123,332	$120,798	$83,704	$93,457		$94,755	$191,117
Ratio of Expenses to Average Net Assets	0.04%	0.08%	0.04%	0.12%		0.12%	0.34%	0.04%	0.08%	0.04%	0.12%		0.13%	0.46%
Ratio of Net Investment Income to Average Net Assets	0.01%	0.01%	0.01%	0.01%		0.01%	0.49%	0.01%	0.01%	0.01%	0.01%		0.01%	0.29%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.36%	0.37%	0.36%	0.35%		0.35%	0.38%	0.36%	0.37%	0.36%	0.35%		0.52%	0.63%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(0.31)%	(0.28)%	(0.31)%	(0.22)%		(0.22)%	0.45%	(0.31)%	(0.28)%	(0.31)%	(0.22)%		(0.38)%	0.12%

*	Amount represents less than $0.005 per share.

**	For the six months ended November 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Per share data calculated using average shares outstanding method.

(1)	A capital infusion in November 2010 resulted in $0.0003 effect to the net asset value per share of Class I and Class A and had no effect on the total returns of the Fund.
See Note 8 in Notes to Financial Statements.

See Notes to Financial Statements.

15

PNC Government Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2013 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 54.8%
Federal Farm Credit Bank — 4.1%
Federal Farm Credit Bank
1.125%, 02/27/14	$1,700	$1,704
2.625%, 04/17/14	8,000	8,075
Federal Farm Credit Bank (FRN)
0.025%, 02/10/14	11,000	10,999
0.420%, 03/17/14	9,000	9,008
0.251%, 04/21/14	4,500	4,501
0.370%, 05/29/14	4,900	4,905

		39,192
Federal Home Loan Bank — 19.9%
Federal Home Loan Bank
0.070%, 01/06/14	11,000	10,999
2.375%, 03/14/14	9,000	9,057
0.070%, 03/17/14	9,100	9,100
0.060%, 03/18/14	9,100	9,099
0.125%, 03/27/14	8,100	8,099
0.120%, 03/28/14	8,500	8,499
2.500%, 06/13/14	9,345	9,462
0.125%, 07/25/14	9,200	9,199
Federal Home Loan Bank (DN)
0.075%, 12/17/13	8,500	8,500
0.050%, 01/02/14	6,000	6,000
0.050%, 01/03/14	18,855	18,854
0.070%, 01/13/14	700	700
0.060%, 01/15/14	29,300	29,298
0.055%, 01/15/14	9,100	9,099
0.050%, 01/24/14	19,100	19,099
0.010%, 02/28/14	3,029	3,028
0.070%, 03/07/14	6,355	6,354
0.090%, 03/28/14	7,900	7,898
Federal Home Loan Bank (FRN)
0.094%, 06/27/14	9,100	9,100

		191,444
Federal Home Loan Mortgage Corporation — 17.2%
Federal Home Loan Mortgage Corporation
0.625%, 12/23/13	13,825	13,829
0.070%, 01/21/14	4,200	4,200
0.060%, 01/22/14	2,800	2,800
0.055%, 01/24/14	6,100	6,100
0.065%, 01/27/14	4,300	4,300
0.070%, 02/11/14	1,800	1,800
1.375%, 02/25/14	6,000	6,017
0.375%, 02/27/14	3,600	3,603
0.375%, 04/28/14	9,100	9,109
Federal Home Loan Mortgage Corporation (DN)
0.070%, 01/02/14	12,000	11,999
0.045%, 01/06/14	7,700	7,700
0.115%, 01/14/14	5,200	5,199
0.130%, 01/15/14	10,000	9,998
0.050%, 01/21/14	9,000	8,999
0.060%, 01/27/14	2,850	2,850
0.075%, 02/10/14	9,600	9,599
0.070%, 02/18/14	4,700	4,699
0.080%, 02/24/14	9,000	8,998
0.110%, 03/18/14	12,000	11,996
0.070%, 03/31/14	13,000	12,997
0.090%, 05/14/14	9,200	9,196
0.100%, 05/16/14	5,000	4,998

	Par (000)	Value (000)
0.080%, 06/17/14	$4,500	$4,497

		165,483
Federal National Mortgage Association — 13.6%
Federal National Mortgage Association
0.750%, 12/18/13	13,750	13,754
0.095%, 01/15/14	7,200	7,199
0.070%, 02/03/14	1,500	1,500
1.250%, 02/27/14	8,245	8,267
0.875%, 08/28/14	9,200	9,249
Federal National Mortgage Association (DN)
0.100%, 12/04/13	9,150	9,150
0.115%, 12/11/13	11,700	11,699
0.120%, 12/18/13	7,424	7,423
0.080%, 01/02/14	7,560	7,559
0.060%, 01/06/14	2,532	2,532
0.070%, 01/15/14	800	800
0.100%, 01/21/14	15,000	14,998
0.050%, 01/22/14	16,835	16,834
0.055%, 01/27/14	4,010	4,010
0.060%, 01/29/14	7,583	7,582
Federal National Mortgage Association (FRN)
0.360%, 06/23/14	9,000	9,012

		131,568
Total U.S. Government Agency Obligations
(Cost $527,687)		527,687
U.S. TREASURY OBLIGATIONS — 3.5%
U.S. Treasury Notes — 3.5%
0.750%, 12/15/13	25,000	25,007
0.250%, 01/31/14	9,100	9,101

Total U.S. Treasury Obligations
(Cost $34,108)		34,108

	Number of Shares
MONEY MARKET FUNDS — 1.7%
Invesco Government & Agency Portfolio	1,000,000	1,000
PNC Advantage Institutional Government Money Market Fund, Institutional Shares†	15,016,999	15,017

Total Money Market Funds
(Cost $16,017)		16,017

	Par (000)
REPURCHASE AGREEMENTS†† — 37.5%
Deutsche Bank Securities, Inc.

0.090% (dated 11/29/13, due 12/02/13, repurchase price $87,000,653, collateralized by Federal Home Loan Mortgage Corporation Bonds, Federal National Mortgage Association Bonds and Government National Mortgage Association Bonds, 2.500% to 7.500%, due 11/01/16 to 10/01/43, total value $88,740,001)	$87,000	87,000

See Notes to Financial Statements.

16

	Par (000)	Value (000)
REPURCHASE AGREEMENTS†† — continued
Goldman Sachs & Co.

0.080% (dated 11/29/13, due 12/02/13, repurchase price $91,000,607, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 3.000% to 6.000%, due 11/01/33 to 11/01/43, total value $92,820,000)	$91,000	$91,000

HSBC Securities USA

0.080% (dated 11/29/13, due 12/02/13, repurchase price $54,000,360, collateralized by U.S. Treasury Notes, 1.500% to 1.375%, due 06/30/18 to 08/31/18, total value $55,082,808)	54,000	54,000

Merrill Lynch Pierce Fenner and Smith

0.070% (dated 11/29/13, due 12/02/13, repurchase price $83,892,489, collateralized by Federal Farm Credit Bank Bond, Federal Home Loan Bank Bond and Federal Home Loan Mortgage Corporation Bond, 0.000% to 3.440%, due 11/03/14 to 07/15/32, total value $85,570,240)	83,892	83,892

Toronto Dominion Securities LLC

0.060% (dated 11/29/13, due 12/02/13, repurchase price $45,000,225, collateralized by Federal National Mortgage Association Bond, U.S. Treasury Bond and U.S. Treasury Note, 1.750% to 4.500%, due 07/31/15 to 02/15/36, total value $45,900,000)	45,000	45,000

Total Repurchase Agreements
(Cost $360,892)		360,892
TOTAL INVESTMENTS — 97.5%
(Cost $938,704)*		938,704
Other Assets & Liabilities – 2.5%		24,142
TOTAL NET ASSETS — 100.0%		$962,846

*	Also cost for Federal income tax purposes.
†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
††

As of November 30, 2013, the gross value of repurchase agreements was $360,892 (000) and the value of collateral received was $360,892 (000). Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes. See Note 2 in Notes to Financial Statements.

See Notes to Financial Statements.

17

PNC Government Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2013 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Money Market Funds	$16,017	$–	$–	$16,017
Repurchase Agreements	–	360,892	–	360,892
U.S. Government Agency Obligations	–	527,687	–	527,687
U.S. Treasury Obligations	–	34,108	–	34,108

Total Assets - Investments in Securities	$16,017	$922,687	$–	$938,704

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2013.

See Notes to Financial Statements.

18

PNC Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2013 (Unaudited)

	Par (000)	Value (000)

ASSET BACKED SECURITIES — 4.9%
Automotive — 4.4%
CarMax Auto Owner Trust,
Series 2013-2, Cl A1
0.230%, 08/15/14	$3,297	$3,297
Fifth Third Auto Trust,
Series 2013-1, Cl A1
0.250%, 09/15/14	6,208	6,208
Ford Credit Auto Owner Trust,
Series 2013-C, Cl A1
0.220%, 08/15/14 144A	1,400	1,400
Honda Auto Receivables Owner Trust,
Series 2013-3, Cl A1
0.220%, 08/15/14	7,247	7,247
Honda Auto Receivables Owner Trust,
Series 2013-4, Cl A1
0.240%, 11/18/14	11,036	11,036
Hyundai Auto Lease Securitization Trust,
Series 2013-B, Cl A1
0.250%, 08/15/14 144A	5,590	5,590
Hyundai Auto Receivables Trust,
Series 2013-B, Cl A1
0.250%, 07/15/14	2,613	2,613
Hyundai Auto Receivables Trust,
Series 2013-C, Cl A1
0.220%, 09/15/14	2,971	2,971
M&T Bank Auto Receivables Trust,
Series 2013-1A Cl A1
0.250%, 09/15/14 144A	4,262	4,262
Mercedes-Benz Auto Lease Trust,
Series 2013-A, Cl A1
0.270%, 05/15/14	2,261	2,261
Mercedes-Benz Auto Receivables Trust,
Series 2013-1, Cl A1
0.220%, 08/15/14	1,976	1,976
Porsche Innovative Lease Owner Trust,
Series 2013-1, Cl A1
0.230%, 11/24/14 144A	6,307	6,307
Volkswagen Auto Lease Trust,
Series 2013-A, Cl A1
0.230%, 08/15/14	3,089	3,089
Volkswagen Auto Loan Enhanced Trust,
Series 2013-2, Cl A1
0.230%, 11/20/14	9,698	9,698
World Omni Auto Receivables Trust,
Series 2013-A, Cl A1
0.230%, 06/16/14	1,412	1,412
World Omni Auto Receivables Trust,
Series 2013-B, Cl A1
0.240%, 11/17/14	5,397	5,397
		74,764

Equipment — 0.5%
CNH Equipment Trust,
Series 2013-C, Cl A1
0.250%, 09/15/14	4,896	4,896
GE Equipment Midticket LLC
Series 2013-1, Cl A1

	Par (000)	Value (000)

0.230%, 09/22/14	$4,162	$4,162
		9,058

Total Asset Backed Securities (Cost $83,822)		83,822

CERTIFICATES OF DEPOSIT — 10.7%
Banks — 1.6%
Citibank NA
0.250%, 02/18/14	18,050	18,050
Wells Fargo Bank NA (FRN)
0.150%, 12/09/13	9,000	9,000
		27,050

Yankee — 9.1%
ANZ Banking Group NY
0.175%, 03/03/14	17,000	17,000
Bank of Montreal Canada
0.190%, 01/17/14	10,000	10,000
Bank of Montreal Chicago
0.210%, 04/22/14	13,500	13,500
Bank of Nova Scotia Houston
0.200%, 02/14/14	10,900	10,900
Canadian Imperial Bank of Commerce NY (FRN)
0.306%, 05/27/14	18,600	18,600
Credit Suisse NY
0.670%, 01/09/14	2,000	2,001
Nordea Bank Finland NY
0.215%, 03/25/14	6,600	6,600
Royal Bank of Canada NY (FRN)
0.320%, 02/03/14	8,000	8,002
0.310%, 02/21/14	4,575	4,576
0.169%, 03/13/14	7,000	7,000
Svenska Handelsbanken
0.240%, 02/14/14	2,350	2,349
0.245%, 02/24/14	14,400	14,402
0.175%, 03/24/14	18,300	18,300
Westpac Banking
0.290%, 10/29/14	18,000	18,000
Westpac Banking (FRN)
0.270%, 04/15/14	2,500	2,500
		153,730
Total Certificates of Deposit (Cost $180,780)		180,780

ASSET BACKED COMMERCIAL PAPER† — 14.8%
Financial Services — 14.8%
Alpine Securitization
0.170%, 01/17/14	12,000	11,997
Ciesco LLC
0.170%, 12/09/13	3,200	3,200
Collateralized CP LLC
0.220%, 12/03/13	6,400	6,400
0.200%, 03/11/14	8,500	8,495
Erste Abwicklungsantalt
0.110%, 01/15/14	8,000	7,999
0.180%, 01/24/14	2,500	2,499
0.150%, 02/13/14	8,000	7,997
0.130%, 02/28/14	17,700	17,694
Fairway Finance LLC
0.140%, 12/09/13	13,000	13,000
0.180%, 02/03/14	9,800	9,797

See Notes to Financial Statements.

19

PNC Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2013 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED COMMERCIAL PAPER† — continued
Financial Services — continued
Gotham Funding
0.140%, 12/13/13	$6,500	$6,500
0.160%, 01/21/14	12,000	11,997
Govco LLC
0.210%, 12/19/13	1,900	1,900
0.130%, 12/27/13	8,000	7,999
0.207%, 01/14/14	13,200	13,197
Kells Funding LLC
0.160%, 12/13/13	16,000	15,999
0.170%, 12/13/13	3,740	3,740
Liberty Street Funding LLC
0.130%, 12/17/13	9,000	9,000
Nieuw Amsterdam Receivables
0.180%, 01/07/14	1,530	1,530
0.180%, 01/10/14	12,000	11,998
0.170%, 01/24/14	11,500	11,497
Northern Pines Funding LLC
0.130%, 12/04/13	5,400	5,400
Regency Market No. 1 LLC
0.140%, 12/17/13	1,100	1,100
0.140%, 12/20/13	7,700	7,699
Sheffield Receivables
0.170%, 12/09/13	3,000	3,000
Starbird Funding
0.170%, 12/03/13	2,300	2,300
0.210%, 12/09/13	21,000	20,999
0.220%, 02/10/14	10,000	9,996
Sydney Capital
0.220%, 02/25/14	17,000	16,991

Total Asset Backed Commercial Paper (Cost $251,920)		251,920

COMMERCIAL PAPER† — 26.7%
Banks — 19.4%
Abbey National North America
0.220%, 12/24/13	15,000	14,998
0.300%, 04/25/14	11,650	11,636
Australia & New Zealand Banking Group
0.170%, 03/20/14	18,400	18,390
Bank of Nova Scotia
0.175%, 12/26/13	10,000	9,999
Bank of Tokyo-Mitsubishi
0.190%, 01/30/14	3,400	3,399
BNP Paribas NY
0.170%, 01/03/14	19,000	18,997
Commonwealth Bank of Australia
0.230%, 12/27/13	15,000	15,000
0.155%, 01/02/14	22,000	21,997
DnB Bank ASA
0.180%, 01/27/14	6,700	6,698
0.230%, 01/28/14	12,000	11,995
0.230%, 03/18/14	4,300	4,297
0.245%, 05/12/14	13,200	13,185
HSBC USA
0.200%, 12/05/13	5,500	5,500
0.170%, 12/20/13	4,100	4,100
0.240%, 01/21/14	16,000	15,995
0.180%, 02/19/14	10,500	10,496
JPMorgan Chase
0.250%, 02/18/14	16,000	15,991

	Par (000)	Value (000)

0.200%, 02/19/14	$4,700	$4,698
0.230%, 03/17/14	1,000	999
National Australia Funding Delaware
0.140%, 01/02/14	18,000	17,998
0.150%, 01/02/14	9,000	8,999
0.185%, 05/27/14	8,000	7,993
Overseas-Chinese Banking
0.180%, 01/07/14	22,150	22,146
0.190%, 01/21/14	3,800	3,799
Rabobank USA Financial
0.190%, 02/25/14	5,800	5,797
0.210%, 04/03/14	3,200	3,198
0.240%, 04/22/14	10,000	9,990
0.240%, 05/13/14	3,900	3,896
Standard Chartered Bank
0.220%, 02/19/14	18,000	17,991
UOB Funding LLC
0.190%, 12/30/13	8,000	7,999
Wells Fargo Bank NA
0.140%, 12/24/13	11,000	10,999

		329,175

Financial Services — 2.2%
CPPIB Capital
0.120%, 12/10/13	16,700	16,699
0.250%, 01/03/14	2,000	2,000
0.140%, 02/19/14	4,940	4,938
Toyota Motor Credit
0.220%, 01/06/14	13,600	13,597

		37,234

Food, Beverage & Tobacco — 1.6%
Coca-Cola
0.110%, 01/24/14	12,900	12,898
0.150%, 02/28/14	13,500	13,495

		26,393

Healthcare — 1.4%
Catholic Health Initiatives
0.150%, 12/10/13	8,800	8,799
0.160%, 02/03/14	3,200	3,199
0.160%, 02/04/14	11,500	11,497

		23,495

Insurance — 1.7%
Metlife Short-Term Funding
0.160%, 12/18/13	21,000	20,998
0.130%, 12/23/13	4,000	4,000
0.110%, 01/17/14	4,000	4,000

		28,998

Sovereign Agency — 0.4%
Kreditansalt Fur Wiederaufbau International Finance (Germany)
0.160%, 12/12/13	7,500	7,500

Total Commercial Paper (Cost $452,795)		452,795

CORPORATE BONDS — 2.9%
Banks — 1.9%
Nordea Bank AB (FRN)
1.144%, 01/14/14	3,530	3,534
Royal Bank of Canada (MTN)

See Notes to Financial Statements.

20

	Par (000)	Value (000)
CORPORATE BONDS — continued
Banks — continued
1.125%, 01/15/14	$12,400	$12,412
Wells Fargo Bank NA (MTN) (FRN)
0.304%, 12/15/14	16,000	16,000

		31,946

Financial Services — 1.0%
Toyota Motor Credit (MTN) (FRN)
0.243%, 10/08/14	18,000	18,000

Total Corporate Bonds
(Cost $49,946)		49,946

FUNDING AGREEMENT — 1.0%
New York Life Funding Agreement
0.238%, 06/13/14 (A)	16,000	16,000

Total Funding Agreement
(Cost $16,000)		16,000

MUNICIPAL SECURITIES — 14.8%
Connecticut — 1.9%
Connecticut Health & Educational Facility Authority, Yale University (RB)
Series U (VRDN)
0.040%, 12/06/13	32,540	32,540

Mississippi — 1.1%
Mississippi Business Finance Corporation, Chevron USA Inc. Project (RB)
Series C (VRDN)
0.050%, 12/02/13	9,180	9,180
0.040%, 12/06/13	9,000	9,000

		18,180

North Carolina — 0.9%
University of North Carolina at Chapel Hill (RB)
Series C (VRDN)
0.030%, 12/06/13	15,875	15,875

Ohio — 4.1%
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System (RB)
Series B-4 (VRDN)
0.040%, 12/02/13	19,400	19,400
Ohio State Common Schools (GO)
Series A (VRDN)
0.030%, 12/06/13	20,755	20,755
Ohio State Common Schools (GO)
Series B (VRDN)
0.030%, 12/06/13	4,960	4,960
Ohio State University (RB) Series B (VRDN)
0.040%, 12/06/13	16,775	16,775
0.030%, 12/06/13	7,100	7,100

		68,990

Texas — 4.9%
Harris County Cultural Education Facilities Finance Corporation, Methodist Hospital System (RB) Sub-Series C-1 (VRDN)
0.050%, 12/02/13	23,175	23,175

	Par (000)	Value (000)

Harris County Health Facilities Development Corporation, Methodist Hospital System (RB)
Series A-1 (VRDN)
0.050%, 12/02/13	$7,640	$7,640
Harris County Health Facilities Development Corporation, Methodist Hospital System (RB)
Series A-2 (VRDN)
0.050%, 12/02/13	2,000	2,000
Houston Higher Education Finance, Rice University Project (RB) Series B (VRDN)
0.030%, 12/06/13	3,000	3,000
Lower Neches Valley Authority Industrial Development, ExxonMobil Project (RB)
Series A (VRDN)
0.040%, 12/02/13	22,300	22,300
Red River Education Financing Corporation, Texas Christian University Project (RB) (SBPA - Northern Trust) (VRDN)
0.040%, 12/06/13	9,600	9,600
Red River Education Financing Corporation, Texas Christian University Project (RB) (VRDN)
0.050%, 12/06/13	16,000	16,000

		83,715

Virginia — 1.4%
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute
(RB) Series B (VRDN)
0.030%, 12/06/13	10,800	10,800
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute
(RB) Series E (VRDN)
0.040%, 12/06/13	13,400	13,400

		24,200

Wyoming — 0.5%
Uinta County, Chevron USA, Inc.
Project (RB) (VRDN)
0.050%, 12/02/13	7,500	7,500

Total Municipal Securities
(Cost $251,000)		251,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.9%
Federal Home Loan Bank — 0.3%
Federal Home Loan Bank (DN)
0.062%, 12/20/13	5,700	5,700

Federal Home Loan Mortgage Corporation — 0.6%
Federal Home Loan Mortgage Corporation
0.045%, 12/02/13	10,000	10,000

Total U.S. Government Agency Obligations
(Cost $15,700)		15,700

See Notes to Financial Statements.

21

PNC Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2013 (Unaudited)

	Par (000)	Value (000)
REPURCHASE AGREEMENTS†† — 21.4%
Deutsche Bank Securities, Inc.

0.090% (dated 11/29/13, due 12/02/13, repurchase price $86,000,645, collateralized by Federal Home Loan Mortgage Corporation Bonds, Federal National Mortgage Association Bonds and Government National Mortgage Association Bond, 3.000% to 6.000%, due 01/01/26 to 11/01/43, total value $87,720,001)	$86,000	86,000

Goldman Sachs & Co.

0.080% (dated 11/29/13, due 12/02/13, repurchase price $84,000,560, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 3.000% to 5.000%, due 02/01/26 to 11/01/43, total value $85,680,000)	84,000	84,000

0.160% (dated 11/29/13, due 01/03/14, repurchase price $32,000,427, collateralized by Certificates of Deposit, Corporate Bonds, Federal Home Loan Mortgage Corporation Bond and Medium Term Note, 0.001% to 5.750%, due 03/27/14 to 02/01/41, total value $33,288,212) (A)	32,000	32,000

HSBC Securities USA

0.080% (dated 11/29/13, due 12/02/13, repurchase price $50,000,333, collateralized by U.S. Treasury Note, 1.375%, due 06/30/18, total value $51,001,073)	50,000	50,000

Merrill Lynch Pierce Fenner and Smith

0.070% (dated 11/29/13, due 12/02/13, repurchase price $70,599,412, collateralized by Federal Home Loan Mortgage Corporation Bond and Federal National Mortgage Association Bond, 0.000% to 7.125%, due 01/15/30 to 07/15/32, total value $72,011,151)	70,599	70,599

Toronto Dominion Securities LLC

0.060% (dated 11/29/13, due 12/02/13, repurchase price $41,000,205, collateralized by Federal National Mortgage Association Bond, 3.500%, due 11/01/28, total value $41,820,000)	41,000	41,000

Total Repurchase Agreements
(Cost $363,599)		363,599

TOTAL INVESTMENTS — 98.1%
(Cost $1,665,562)*		1,665,562

Other Assets & Liabilities – 1.9%		32,827

TOTAL NET ASSETS — 100.0%		$1,698,389

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††

As of November 30, 2013, the gross value of repurchase agreements was $363,599 (000) and the value of collateral received was $363,599 (000). Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes. See Note 2 in Notes to Financial Statements.

(A)	Illiquid Security. Total value of illiquid securities is $48,000 (000) and represents 2.8% of net assets as of November 30, 2013.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $21,094 (000) and represents 1.2% of net assets as of November 30, 2013.

See Notes to Financial Statements.

22

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Asset Backed Commercial Paper	$–	$251,920	$–	$251,920
Asset Backed Securities	–	83,822	–	83,822
Certificates of Deposit	–	180,780	–	180,780
Commercial Paper	–	452,795	–	452,795
Corporate Bonds	–	49,946	–	49,946
Funding Agreement	–	16,000	–	16,000
Municipal Securities	–	251,000	–	251,000
Repurchase Agreements	–	363,599	–	363,599
U.S. Government Agency Obligations	–	15,700	–	15,700

Total Assets - Investments in Securities	$–	$1,665,562	$–	$1,665,562

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2013.

See Notes to Financial Statements.

23

PNC Ohio Municipal Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2013 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 101.1%
Ohio — 101.1%
Allen County Hospital Facilities, Catholic
Healthcare Partners (RB) Series A
(LOC - Bank of America) (VRDN)
0.070%, 12/02/13	$6,200	$6,200
Allen County Hospital Facilities, Catholic
Healthcare Partners (RB) Series C
(LOC - Union Bank NA) (VRDN)
0.040%, 12/02/13	10,970	10,970
Berea (BAN) (GO)
1.000%, 03/26/14	3,652	3,661
Cleveland Department of Public Utilities Division of Water (RB) Series Q
(LOC - Bank of New York Mellon) (VRDN)
0.060%, 12/06/13	10,500	10,500
Cleveland-Cuyahoga County Port Authority,
Museum of Art Project (RB)
Series C (SBPA - JPMorgan Chase Bank)
(VRDN)
0.060%, 12/06/13	700	700
Cleveland-Cuyahoga County Port Authority,
Museum of Art Project (RB)
Series D (SBPA - JPMorgan Chase Bank)
(VRDN)
0.060%, 12/06/13	3,800	3,800
Columbus (GO)
2.000%, 09/02/14	3,600	3,649
Cuyahoga County (GO) Series A
3.000%, 12/01/13	1,920	1,920
Cuyahoga Falls (BAN) (GO)
1.000%, 12/05/13	2,400	2,400
Cuyahoga Falls (BAN) (GO) (DD)
1.000%, 12/04/14	865	871
Fairfield Township, Fire Station (BAN) (GO) (DD)
1.250%, 06/05/14	1,000	1,005
Franklin County Hospital Facilities, OhioHealth
Corporation (RB) Series B (SBPA - Barclays
Bank PLC) (VRDN)
0.060%, 12/06/13	2,320	2,320
Franklin County Hospital Facilities, OhioHealth
Corporation (RB) Series D (LOC - U.S. Bank
NA) (VRDN)
0.040%, 12/06/13	3,800	3,800
Franklin County Hospital Improvement,
Nationwide Children’s Hospital Project (RB)
Series B (VRDN)
0.040%, 12/06/13	4,600	4,600
Franklin County, Holy Cross Health Systems
Corporation (RB) (VRDN)
0.040%, 12/06/13	4,700	4,700
Franklin County, OhioHealth Corporation (RB)
Series A (SBPA - Barclays Bank PLC) (VRDN)
0.060%, 12/06/13	2,000	2,000
Green (BAN) (GO)
1.000%, 06/17/14	910	913
Green (BAN) (GO) Series D
1.000%, 07/31/14	1,000	1,005
Huber Heights (BAN) (GO) Series B
1.000%, 11/07/14	2,000	2,013

	Par (000)	Value (000)

Lake County (BAN) (GO)
1.000%, 07/22/14	$1,000	$1,004
Lakewood (BAN) (GO)
1.000%, 04/15/14	1,610	1,614
Lucas County (BAN) (GO)
1.000%, 07/16/14	2,600	2,612
Mayfield (BAN) (GO)
1.000%, 08/28/14	1,400	1,406
Miami County (BAN) (GO)
1.000%, 11/25/14	1,065	1,072
Montgomery County, Miami Valley Hospital
(RB) Series B (SBPA - JPMorgan Chase Bank)
(VRDN)
0.090%, 12/02/13	500	500
Montgomery County, Miami Valley Hospital
(RB) Series C (SBPA - Wells Fargo Bank)
(VRDN)
0.050%, 12/02/13	2,285	2,285
Ohio Air Quality Development Authority
Pollution Control, FirstEnergy Nuclear
Generation Project (RB) (LOC - Wells Fargo
Bank) (VRDN)
0.060%, 12/06/13	1,100	1,100
Ohio Air Quality Development Authority
Pollution Control, FirstEnergy Nuclear
Generation Project (RB) Series B (LOC - Bank of Nova Scotia) (VRDN)
0.050%, 12/02/13	2,400	2,400
Ohio Higher Educational Facility Commission,
Cleveland Clinic Health System (RB) Series
B-4 (VRDN)
0.040%, 12/02/13	3,500	3,500
Ohio Higher Educational Facility Commission,
Marietta College 2007 Project (RB) (LOC -
JPMorgan Chase Bank) (VRDN)
0.060%, 12/06/13	4,550	4,550
Ohio Higher Educational Facility Commission,
Marietta College Project (RB) (LOC -
JPMorgan Chase Bank) (VRDN)
0.080%, 12/06/13	1,335	1,335
Ohio Higher Educational Facility Commission,
Oberlin College 2008 Project (RB) (SBPA -
U.S. Bank NA) (VRDN)
0.050%, 12/06/13	3,900	3,900
Ohio Higher Educational Facility Commission,
Xavier University 2008 Project (RB) Series A
(LOC - U.S. Bank NA) (VRDN)
0.050%, 12/06/13	2,800	2,800
Ohio State (GO) Series B (VRDN)
0.030%, 12/06/13	1,300	1,300
Ohio State (GO) Series D (VRDN)
0.030%, 12/06/13	2,895	2,895
Ohio State Building Authority, Prerefunded
04/01/14 @ 100 (RB) Series A (AGM)
5.000%, 04/01/14	4,200	4,267
Ohio State Higher Educational Facility
Commission, Cleveland Clinic Health System
(RB) (SBPA - Wells Fargo Bank) (VRDN)
0.050%, 12/02/13	1,200	1,200

See Notes to Financial Statements.

24

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Ohio State University (RB) (VRDN)
0.030%, 12/06/13	$1,000	$1,000
Ohio State University (RB) Series B (VRDN)
0.040%, 12/06/13	1,600	1,600
Ohio State University (RB) Series E (VRDN)
0.040%, 12/06/13	1,700	1,700
Ohio State Water Development Authority,
FirstEnergy Generation Project (RB)
(LOC - Bank of Nova Scotia) (VRDN)
0.050%, 12/02/13##	7,700	7,700
Pataskala (BAN) (GO)
1.500%, 03/26/14	2,585	2,594

Total Municipal Securities
(Cost $121,361)		121,361

TOTAL INVESTMENTS — 101.1%
(Cost $121,361)*		121,361

Other Assets & Liabilities – (1.1)%		(1,271)

TOTAL NET ASSETS — 100.0%		$120,090

*	Also cost for Federal income tax purposes.
##	All or a portion of the security has been segregated on the Fund’s books and records for delayed-delivery transactions.

A summary of inputs used to value the Fund’s investments as of November 30, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Municipal Securities	$–	$121,361	$–	$121,361

Total Assets - Investments in Securities	$–	$121,361	$–	$121,361

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2013.

See Notes to Financial Statements.

25

PNC Pennsylvania Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2013 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 98.5%
Pennsylvania — 89.4%
Beaver County Industrial Development Authority,
FirstEnergy Generation Project (RB)
Series B (LOC - Bank of Nova Scotia) (VRDN)
0.040%, 12/02/13	$4,875	$4,875
Beaver County Industrial Development Authority,
FirstEnergy Generation Project (RB)
Series B (LOC - Citibank) (VRDN)
0.040%, 12/02/13	4,500	4,500
Bucks County Industrial Development Authority,
Grand View Hospital (RB) Series A
(LOC - TD Bank) (VRDN)
0.040%, 12/06/13	2,595	2,595
Central Dauphin School District (GO)
3.000%, 12/01/13	1,210	1,210
Commonwealth of Pennsylvania (GO) First Series
4.000%, 06/01/14	1,000	1,019
Delaware County Industrial Development
Authority, United Parcel Service
Project (RB) (VRDN)
0.050%, 12/02/13	2,100	2,100
Delaware River Port Authority (RB) Series A
(LOC - Royal Bank of Canada) (VRDN)
0.040%, 12/06/13	5,400	5,400
Delaware River Port Authority (RB) Series B
(LOC - TD Bank) (VRDN)
0.040%, 12/06/13	1,200	1,200
Geisinger Authority, Geisinger Health System
(RB) (SBPA - Northern Trust) (VRDN)
0.030%, 12/02/13	1,900	1,900
Haverford Township School District (GO)
(LOC - TD Bank) (VRDN)
0.050%, 12/06/13	1,140	1,140
Lancaster County Hospital Authority, Masonic
Homes Project (RB) Series D
(LOC - JPMorgan Chase Bank) (VRDN)
0.060%, 12/02/13	2,065	2,065
Lower Merion Township School District, Capital
Project (GO) Series B
(LOC - U.S. Bank NA) (VRDN)
0.050%, 12/06/13	9,545	9,545
Northampton County (GO)
1.000%, 08/15/14	1,280	1,288
Pennsylvania Economic Development Financing
Authority (RB) Series A
4.000%, 07/01/14	1,500	1,534
Pennsylvania Higher Educational Facilities
Authority, Drexel University (RB) Series B
(LOC - Wells Fargo Bank) (VRDN)
0.050%, 12/06/13	3,010	3,010
Pennsylvania Higher Educational Facilities
Authority, Temple University (RB)
First Series A
5.000%, 04/01/14	1,000	1,016
Philadelphia Gas Works (RB) 8th Series B
(LOC - Wells Fargo Bank) (VRDN)
0.040%, 12/06/13	800	800
Philadelphia Gas Works (RB) Fifth Series A-2
(LOC - JPMorgan Chase Bank) (VRDN)
0.030%, 12/06/13	2,800	2,800

	Par (000)	Value (000)

Philadelphia Hospitals & Higher Education
Facilities Authority, Children’s Hospital of
Philadelphia Project (RB) Series A (VRDN)
0.050%, 12/02/13	$500	$500
Philadelphia Hospitals & Higher Education
Facilities Authority, Children’s Hospital of
Philadelphia Project (RB) Series B
(SBPA - Wells Fargo Bank) (VRDN)
0.050%, 12/02/13	960	960
St. Mary Hospital Authority, Catholic Health
Initiatives (RB) Series C (VRDN)
0.100%, 12/06/13	2,060	2,060
University of Pittsburgh, Commonwealth System
Higher Education (TECP)
0.100%, 02/03/14	2,000	2,000
Washington County Authority, University of
Pennsylvania Project (RB) (VRDN)
0.030%, 12/06/13	2,000	2,000

		55,517

Puerto Rico — 9.1%
Puerto Rico Highways & Transportation
Authority, Prerefunded 07/01/14 @ 100 (RB)
Series J
5.000%, 07/01/14	610	627
5.125%, 07/01/14	1,765	1,815
5.125%, 07/01/14	1,440	1,481
Puerto Rico Housing Finance Authority, Puerto
Rico Public Housing Administration Project,
Prerefunded 12/01/13 @ 100 (RB)
5.000%, 12/01/13	1,000	1,000
5.000%, 12/01/13	500	500
Commonwealth of Puerto Rico, Prerefunded
07/01/14 @ 100 (GO) Series A
5.000%, 07/01/14	260	267

		5,690

Total Municipal Securities
(Cost $61,207)		61,207

TOTAL INVESTMENTS — 98.5%
(Cost $61,207)*		61,207

Other Assets & Liabilities – 1.5%		906

TOTAL NET ASSETS — 100.0%		$62,113

*	Also cost for Federal income tax purposes.

See Notes to Financial Statements.

26

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Municipal Securities	$–	$61,207	$–	$61,207

Total Assets - Investments in Securities	$–	$61,207	$–	$61,207

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2013.

See Notes to Financial Statements.

27

PNC Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2013 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 98.8%
California — 0.6%
California State, Prerefunded 02/01/14 @ 100
(GO)
5.000%, 02/01/14	$1,000	$1,008
5.125%, 02/01/14	1,185	1,195
California State, Prerefunded 04/01/14 @ 100
(GO)
5.250%, 04/01/14	2,650	2,694

		4,897

Connecticut — 0.7%
Connecticut State Health & Educational Facility
Authority, Yale University (RB) Series Y-3
(VRDN)
0.040%, 12/02/13##	4,995	4,995

District of Columbia — 2.6%
District of Columbia, Georgetown University
(RB) Series C (LOC -TD Bank) (VRDN)
0.030%, 12/06/13	19,800	19,800

Florida — 1.1%
Citizens Property Insurance (RB) Series A-1
5.000%, 06/01/14	5,500	5,626
Citizens Property Insurance (RB) Series A-1 (AGM)
4.500%, 06/01/14	2,875	2,933

		8,559

Georgia — 0.1%
Gwinnett County Development Authority,
Gwinnett County Public Schools Project,
Prerefunded 01/01/14 @ 100 (COP)
(NATL-RE)
5.250%, 01/01/14	1,000	1,004

Illinois — 2.0%
Illinois Finance Authority, University of Chicago
(RB) (SBPA - U.S. Bank NA) (VRDN)
0.040%, 12/06/13	8,849	8,849
Illinois Finance Authority, University of Chicago
Medical Center (RB) Series B (LOC - Wells
Fargo Bank) (VRDN)
0.060%, 12/02/13	4,985	4,985
Illinois State, Prerefunded 09/01/14 @ 100 (GO)
5.000%, 09/01/14	1,340	1,387

		15,221

Indiana — 0.3%
Purdue University, Student Facilities System (RB)
Series A (VRDN)
0.040%, 12/06/13	2,435	2,435

Iowa — 2.4%
Iowa City (RB) (SBPA - U.S. Bank NA) (VRDN)
0.180%, 12/02/13	14,125	14,125
Iowa Finance Authority, Drake University Project
(RB) (LOC - Wells Fargo Bank) (VRDN)
0.060%, 12/02/13	1,800	1,800

	Par (000)	Value (000)
Iowa Higher Education Loan Authority,
Morningside College (RN) Series C
2.000%, 05/15/14	$2,650	$2,671

		18,596

Kentucky — 0.7%
Berea Educational Facilities, Berea College Project (RB) Series A (VRDN)
0.050%, 12/02/13	2,900	2,900
Berea Educational Facilities, Berea College Project
(RB) Series B (VRDN)
0.050%, 12/02/13	2,295	2,295

		5,195

Louisiana — 2.7%
Louisiana Public Facilities Authority, CHRISTUS
Health (RB) Series B-3 (LOC - Bank of New
York Mellon) (VRDN)
0.040%, 12/06/13	20,535	20,535

Maryland — 1.6%
Baltimore Industrial Development Authority,
Baltimore Capital Acquisition (RB) (LOC -
Bayerische Landesbank) (VRDN)
0.100%, 12/06/13	10,900	10,900
Charles County (GO)
2.000%, 03/01/14	1,210	1,215

		12,115

Massachusetts — 5.3%
Massachusetts Department of Transportation,
Contract Assistance (RB) Series A6 (SBPA - JPMorgan Chase Bank) (VRDN)
0.040%, 12/06/13	15,400	15,400
Massachusetts Health & Educational Facilities
Authority, Partners Healthcare System (RB)
Series D-3 (SBPA - JPMorgan Chase Bank)
(VRDN)
0.040%, 12/06/13	4,000	4,000
Massachusetts Health & Educational Facilities
Authority, Partners Healthcare System (RB)
Series F-4 (VRDN)
0.060%, 12/06/13	21,535	21,535

		40,935

Michigan — 1.0%
University of Michigan (RB) (SBPA - JPMorgan
Chase Bank) (VRDN)
0.030%, 12/06/13	5,900	5,900
University of Michigan (RB) Series A
2.000%, 04/01/14	1,815	1,826

		7,726

Minnesota — 0.8%
Minneapolis (GO)
3.000%, 12/01/13	6,000	6,000

See Notes to Financial Statements.

28

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Mississippi — 1.6%
Mississippi Business Finance Corporation,
Chevron USA Inc. Project (RB) Series A (VRDN)
0.050%, 12/02/13	$2,600	$2,600
Mississippi Business Finance Corporation,
Chevron USA Inc. Project (RB) Series B (VRDN)
0.040%, 12/02/13	4,800	4,800
0.050%, 12/02/13	4,980	4,980

		12,380

Missouri — 2.0%
Missouri Development Finance Board, The
Nelson Gallery Foundation (RB) Series A (SBPA - Northern Trust) (VRDN)
0.050%, 12/02/13	1,200	1,200
Missouri State Health & Educational Facilities
Authority, Ascension Health (RB) Series C-3 (VRDN)
0.050%, 12/06/13	14,175	14,175

		15,375

Nevada — 0.7%
Nevada State (RB)
2.000%, 12/01/14	5,000	5,088

New Jersey — 1.5%
New Jersey Educational Facilities Authority,
Institute of Technology, Prerefunded 01/01/14
@ 100 (RB)Series B (AMBAC)
5.000%, 01/01/14	3,365	3,379
New Jersey Transportation Trust Fund Authority
(RB)Series C (ETM) (AGM)
5.500%, 12/15/13	2,000	2,004
Rutgers State University (RB) Series A (SBPA - TD Bank) (VRDN)
0.050%, 12/02/13	6,245	6,245

		11,628

New Mexico — 2.9%
New Mexico Finance Authority, Senior Lien
Public Project (RB)Series A
2.000%, 06/01/14	3,040	3,067
New Mexico Hospital Equipment Loan Council,
Presbyterian Health Care (RB) Series C (SBPA - Wells Fargo Bank) (VRDN)
0.040%, 12/06/13	19,110	19,110

		22,177

New York — 4.8%
New York (GO) Sub-Series B-3
(LOC - TD Bank) (VRDN)
0.040%, 12/06/13	16,200	16,200
New York (GO) Sub-Series L-4
(LOC - U.S. Bank NA) (VRDN)
0.050%, 12/02/13	8,000	8,000

	Par (000)	Value (000)
New York City Municipal Water Finance
Authority (RB)Series CC-2 (SBPA - Bank of
Nova Scotia) (VRDN)
0.060%, 12/02/13	$3,350	$3,350
New York City Municipal Water Finance
Authority (RB) Sub-Series B-2 (SBPA - Royal
Bank of Canada) (VRDN)
0.040%, 12/06/13	3,900	3,900
New York City Transitional Finance Authority,
New York City Recovery (RB) Series 1,
Sub-Series 1D (SBPA - Landesbank
Hessen-Thuringen Girozentrale) (VRDN)
0.070%, 12/02/13	5,690	5,690

		37,140

North Carolina — 2.1%
Charlotte-Mecklenburg Hospital Authority,
Carolina HealthCare System (RB) Series B (LOC - U.S. Bank NA) (VRDN)
0.050%, 12/02/13	1,400	1,400
Durham County (GO)
4.000%, 04/01/14	3,000	3,038
North Carolina Educational Facilities Finance
Agency, Davidson College (RB) Series B (VRDN)
0.050%, 12/06/13	2,315	2,315
University of North Carolina at Chapel Hill (RB)
Series B (VRDN)
0.030%, 12/06/13	8,980	8,980

		15,733

Ohio — 21.6%
Allen County Hospital Facilities, Catholic
Healthcare Partners (RB) Series C (LOC - Union Bank NA) (VRDN)
0.040%, 12/02/13	1,470	1,470
Berea (BAN) (GO)
1.000%, 03/26/14	2,000	2,005
Cleveland Department of Public Utilities Division of Water (RB) Series Q
(LOC - Bank of New York Mellon) (VRDN)
0.060%, 12/06/13	17,550	17,550
Columbus (GO)
2.000%, 09/02/14	3,000	3,041
Cuyahoga Falls (BAN) (GO) (DD)
1.000%, 12/04/14	1,000	1,007
Fairfield Township, Fire Station (BAN) (GO)
(DD)
1.250%, 06/05/14	1,150	1,156
Franklin County Hospital Facilities, OhioHealth
Corporation (RB)Series B (VRDN)
0.060%, 12/06/13	8,000	8,000
Franklin County Hospital Facilities, OhioHealth
Corporation (RB)Series D (LOC - U.S. Bank
NA) (VRDN)
0.040%, 12/06/13	7,155	7,155
Franklin County Hospital Improvement,
Nationwide Children’s Hospital Project (RB)
Series B (VRDN)
0.040%, 12/06/13	25,380	25,380

See Notes to Financial Statements.

29

PNC Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2013 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Franklin County, Holy Cross Health Systems
Corporation (RB) (VRDN)
0.040%, 12/06/13	$8,400	$8,400
Franklin County, OhioHealth Corporation (RB)
Series A (SBPA - Barclays Bank PLC) (VRDN)
0.060%, 12/06/13	9,180	9,180
Huber Heights (BAN) (GO) Series B
1.000%, 11/07/14	2,000	2,013
Kent (GO)
1.000%, 09/04/14	2,565	2,578
Lake County (BAN) (GO)
1.000%, 07/22/14	1,000	1,004
Lebanon (BAN) (GO)
1.000%, 04/24/14	1,025	1,028
Montgomery County, Miami Valley Hospital
(RB) Series B (SBPA - JPMorgan Chase Bank)
(VRDN)
0.090%, 12/02/13	4,900	4,900
Ohio Higher Educational Facility Commission,
Cleveland Clinic Health System (RB) Series
B-4 (VRDN)
0.040%, 12/02/13	1,400	1,400
Ohio Higher Educational Facility Commission,
Oberlin College 2008 Project (RB) (SBPA -
U.S. Bank NA) (VRDN)
0.050%, 12/06/13	6,000	6,000
Ohio Higher Educational Facility Commission,
Xavier University 2000 Project (RB) (LOC -
U.S. Bank NA) (VRDN)
0.050%, 12/06/13	1,200	1,200
Ohio Higher Educational Facility Commission,
Xavier University 2008 Project (RB) Series A
(LOC - U.S. Bank NA) (VRDN)
0.050%, 12/06/13	1,000	1,000
Ohio State (GO) Series B (VRDN)
0.030%, 12/06/13	22,300	22,300
Ohio State (GO) Series D (VRDN)
0.030%, 12/06/13	4,800	4,800
Ohio State University (RB) (VRDN)
0.030%, 12/06/13	3,200	3,200
Ohio State University (RB) Series B (VRDN)
0.040%, 12/06/13	10,560	10,560
Ohio State University (RB) Series E (VRDN)
0.040%, 12/06/13	15,000	15,000
Ohio State Water Development Authority,
FirstEnergy Generation Project (RB)
(LOC - Bank of Nova Scotia) (VRDN)
0.050%, 12/02/13	2,300	2,300
Perrysburg (BAN) (GO)
1.000%, 10/30/14	1,935	1,944

		165,571

Pennsylvania — 9.5%
Beaver County Industrial Development Authority,
FirstEnergy Generation Project (RB)
Series B (LOC - Bank of Nova Scotia) (VRDN)
0.040%, 12/02/13	200	200
Commonwealth of Pennsylvania (GO) First Series
4.000%, 06/01/14	5,305	5,406

	Par (000)	Value (000)

Delaware River Port Authority (RB) Series A
(LOC - Royal Bank of Canada) (VRDN)
0.040%, 12/06/13	$16,600	$16,600
Lancaster County Hospital Authority, Masonic
Homes Project (RB) Series D
(LOC - JPMorgan Chase Bank) (VRDN)
0.060%, 12/02/13	800	800
Lower Merion Township School District, Capital
Project (GO) Series B
(LOC - U.S. Bank NA) (VRDN)
0.050%, 12/06/13	1,000	1,000
Northampton County General Purpose Authority,
Lehigh University (RB) Series B (SBPA - JP
Morgan Chase Bank) (VRDN)
0.030%, 12/06/13	9,775	9,775
Philadelphia Hospitals & Higher Education
Facilities Authority, Children’s Hospital of
Philadelphia Project (RB) Series A (VRDN)
0.050%, 12/02/13	3,890	3,890
Philadelphia Hospitals & Higher Education
Facilities Authority, Children’s Hospital of
Philadelphia Project (RB) Series B (SBPA -
Wells Fargo Bank) (VRDN)
0.050%, 12/02/13	1,050	1,050
Philadelphia School District (GO) Series H (LOC
- Royal Bank of Canada) (VRDN)
0.040%, 12/06/13	5,000	5,000
St. Mary Hospital Authority, Catholic Health
Initiatives (RB) Series C (VRDN)
0.100%, 12/06/13	10,600	10,600
University of Pittsburgh, Commonwealth System
Higher Education (TECP)
0.000%, 02/03/14	3,805	3,805
Washington County Authority, University of
Pennsylvania (RB) (VRDN)
0.030%, 12/06/13	14,470	14,470

		72,596

Tennessee — 1.3%
Chattanooga Health Educational & Housing
Facility Board, Catholic Health Initiatives (RB)
Series C (VRDN)
0.100%, 12/06/13	9,840	9,840

Texas — 18.5%
Garland (GO)
2.000%, 02/15/14	3,680	3,693
Harris County Cultural Education Facilities
Finance Corporation, Methodist Hospital
System (RB) Sub-Series C-1 (VRDN)
0.050%, 12/02/13	10,470	10,470
Harris County Health Facilities Development
Corporation, Methodist Hospital System (RB)
Series A-1 (VRDN)
0.050%, 12/02/13	6,510	6,510
Harris County Health Facilities Development
Corporation, Texas Children’s Health (RB)
Series 2 (SBPA - Wells Fargo Bank) (VRDN)
0.050%, 12/02/13	9,835	9,835

See Notes to Financial Statements.

30

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Texas — continued
Lower Neches Valley Authority Industrial
Development, ExxonMobil Project (RB)
(VRDN)
0.040%, 12/02/13	$1,500	$1,500
Lower Neches Valley Authority Industrial
Development, ExxonMobil Project (RB)
Series A (VRDN)
0.040%, 12/02/13	3,100	3,100
Red River Education Financing Corporation,
Texas Christian University Project (RB)
(SBPA - Northern Trust) (VRDN)
0.040%, 12/06/13	5,000	5,000
0.050%, 12/06/13	19,000	19,000
Richardson Independent School District (GO)
(PSF-GTD)
5.000%, 02/15/14	415	419
Spring Branch Independent School District (GO)
(PSF-GTD)
5.250%, 02/01/14	2,060	2,078
5.625%, 02/01/14	2,390	2,412
Tarrant County Cultural Education Facilities
Finance Corporation, Baylor Health Care
System Project (RB) Series D (LOC - JP
Morgan Chase Bank) (VRDN)
0.060%, 12/06/13	13,100	13,100
Tarrant County Health Facilities Development
Corporation, Cook Children’s Medical System
(RB) Series B (VRDN)
0.030%, 12/06/13	29,540	29,540
Texas (GO) Series B
4.000%, 08/01/14	1,520	1,558
Texas (GO) Series C
4.000%, 08/01/14	1,135	1,163
Texas (TAN) (RN)
2.000%, 08/28/14	7,000	7,093
Texas Water Development Board (RB) Series A
(SBPA - JPMorgan Chase Bank) (VRDN)
0.050%, 12/02/13	4,000	4,000
Travis County (GO)
3.000%, 03/01/14	2,050	2,064
5.000%, 03/01/14	2,200	2,226
University of North Texas (RB)
3.000%, 04/15/14	1,180	1,192
University of Texas System (RB) Series B (VRDN)
0.030%, 12/06/13	6,230	6,230
0.040%, 12/06/13	10,000	10,000

		142,183

Utah — 3.9%
Murray, IHC Health Services (RB) Series C
(VRDN)
0.050%, 12/02/13	7,480	7,480
Murray, IHC Heath Services (RB) Series D
(SBPA - Wells Fargo Bank) (VRDN)
0.050%, 12/02/13	4,500	4,500
Utah County, IHC Health Services (RB) Series C
(SBPA - U.S. Bank NA) (VRDN)
0.040%, 12/06/13	17,800	17,800

		29,780

	Par (000)	Value (000)

Virginia — 2.4%
Fairfax County Industrial Development Authority,
INOVA Health System Project (RB) Series C-1
(SBPA - JPMorgan Chase Bank) (VRDN)
0.050%, 12/01/13	$2,300	$2,300
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute
(RB) Series B (VRDN)
0.020%, 12/06/13	9,000	9,000
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute
(RB) Series E (VRDN)
0.040%, 12/06/13	7,250	7,250

		18,550

West Virginia — 1.5%
West Virginia Economic Development Authority,
Correctional, Juvenile and Public Safety
Facilities, Prerefunded 06/01/14 @ 100 (RB)
Series A (NATL-RE)
5.000%, 06/01/14	11,200	11,468

Wisconsin — 2.5%
Wisconsin State (GO) Series A
2.000%, 05/01/14	19,355	19,501

Puerto Rico — 0.1%
Commonwealth of Puerto Rico, Prerefunded
07/01/14 @ 100 (GO) Series A
5.000%, 07/01/14	1,000	1,028

Total Municipal Securities
(Cost $758,051)		758,051

TOTAL INVESTMENTS — 98.8%
(Cost $758,051)*		758,051

Other Assets & Liabilities – 1.2%		9,134

TOTAL NET ASSETS — 100.0%		$767,185

*	Also cost for Federal income tax purposes.
##	All or a portion of the security has been segregated on the Fund’s books and records for delayed-delivery transactions.

See Notes to Financial Statements.

31

PNC Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2013 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:
Municipal Securities	$–	$758,051	$–	$758,051

Total Assets - Investments in Securities	$–	$758,051	$–	$758,051

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2013.

See Notes to Financial Statements.

32

PNC Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2013 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 81.5%
U.S. Treasury Bills† — 57.4%
0.030%, 12/05/13	$10,000	$10,000
0.042%, 12/05/13	40,000	40,000
0.051%, 12/12/13	10,000	10,000
0.028%, 12/19/13	3,000	3,000
0.032%, 12/26/13	10,000	10,000
0.044%, 12/26/13	6,000	6,000
0.026%, 01/09/14	20,000	19,999
0.040%, 01/16/14	5,000	5,000
0.044%, 01/16/14	10,000	9,999
0.012%, 01/23/14	34,000	33,999
0.030%, 01/23/14	10,000	10,000
0.042%, 01/30/14	2,000	2,000
0.055%, 02/06/14	10,000	9,999
0.039%, 02/13/14	5,000	5,000
0.051%, 03/06/14	5,000	4,999
0.085%, 04/17/14	20,000	19,993
0.088%, 05/08/14	18,000	17,993
0.100%, 05/29/14	10,000	9,995
		227,976
U.S. Treasury Notes — 24.1%
0.750%, 12/15/13	32,600	32,609
0.125%, 12/31/13	4,000	4,000
1.000%, 01/15/14	10,000	10,012
0.250%, 01/31/14	15,000	15,004
1.750%, 01/31/14	5,000	5,014
0.250%, 02/28/14	12,000	12,004
1.875%, 02/28/14	15,000	15,068
1.250%, 03/15/14	2,000	2,007
		95,718
Total U.S. Treasury Obligations (Cost $323,694)		323,694

	Number of Shares	Value (000)
MONEY MARKET FUNDS — 1.1%
BlackRock Treasury Trust Fund††	500,000	$500
Dreyfus Treasury Prime Cash Management	3,865,633	3,866

Total Money Market Funds (Cost $4,366)		4,366
TOTAL INVESTMENTS — 82.6%
(Cost $328,060)*		328,060
Other Assets & Liabilities – 17.4%		68,900
TOTAL NET ASSETS — 100.0%		$396,960

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	Affiliated Holding. See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

33

PNC Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2013 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:
Money Market Funds	$4,366	$–	$–	$4,366
U.S. Treasury Obligations	–	323,694	–	323,694

Total Assets - Investments in Securities	$4,366	$323,694	$–	$328,060

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2013.

See Notes to Financial Statements.

34

THIS PAGE INTENTIONALLY LEFT BLANK

PNC Money Market Funds

STATEMENTS OF ASSETS AND LIABILITIES (000)

November 30, 2013 (Unaudited)

	Government Money Market Fund	Money Market Fund	Ohio Municipal Money Market Fund

ASSETS
Investments in non-affiliates at value	$562,795	$1,301,963	$121,361
Investments in affiliates at value	15,017	–	–
Investments in repurchase agreements at value	360,892	363,599	–

Total Investments at value(1)	938,704	1,665,562	121,361

Cash	1	1,722	574
Receivable for shares of beneficial interest issued	30,586	21,277	115
Maturities Receivable	–	10,000	–
Dividends and interest receivable	470	192	197
Receivable from Adviser	24	–	5
Prepaid expenses	50	82	12
Other assets	75	164	19

Total Assets	969,910	1,698,999	122,283

LIABILITIES
Payable for shares of beneficial interest redeemed	6,810	87	258
Payable for investment securities purchased	–	–	1,876
Dividends payable
Class I	7	48	2
Class A	1	6	–
Investment advisory fees payable	–	5	–
Administration fees payable	41	78	7
Custodian fees payable	8	12	1
Transfer agent fees payable	14	31	4
Trustees’ deferred compensation payable	75	164	19
Trustees’ fees payable	18	37	3
Other liabilities	90	142	23

Total Liabilities	7,064	610	2,193

TOTAL NET ASSETS	$962,846	$1,698,389	$120,090

Investments in non-affiliates at cost	$562,795	$1,301,963	$121,361
Investments in affiliates at cost	15,017	–	–
Investments in repurchase agreements at cost	360,892	363,599	–

(1) Total Investments at cost	$938,704	$1,665,562	$121,361

See Notes to Financial Statements.

36

	Government Money Market Fund	Money Market Fund	Ohio Municipal Money Market Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$962,948	$1,698,444	$120,092
Distributions in Excess of Net Investment Income	(42)	(55)	–
Accumulated Net Realized Gain (Loss) on Investments	(60)	–	(2)

Total Net Assets	$962,846	$1,698,389	$120,090

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$854,482,603	$1,442,323,727	$116,737,533

Class I shares outstanding	854,656,345	1,442,414,617	116,740,039

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

Net assets applicable to Class A	$108,362,956	$256,017,865	$2,115,256

Class A shares outstanding	108,395,371	256,056,002	2,115,306

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

Net assets applicable to Class C	N/A	$47,184	N/A

Class C shares outstanding	N/A	47,174	N/A

Net Asset Value, Offering and Redemption Price Per Share	N/A	$1.00	N/A

Net assets applicable to Class T	N/A	N/A	$1,237,508

Class T shares outstanding	N/A	N/A	1,237,503

Net Asset Value, Offering and Redemption Price Per Share	N/A	N/A	$1.00

See Notes to Financial Statements.

37

PNC Money Market Funds

STATEMENTS OF ASSETS AND LIABILITIES (000)

November 30, 2013 (Unaudited)

	Pennsylvania Tax Exempt Money Market Fund	Tax Exempt Money Market Fund	Treasury Money Market Fund
ASSETS
Investments in non-affiliates at value	$61,207	$758,051	$327,560
Investments in affiliates at value	–	–	500

Total Investments at value(1)	61,207	758,051	328,060

Cash	997	351	–
Receivable for shares of beneficial interest issued	16	13,403	4,068
Maturities Receivable	–	–	66,500
Dividends and interest receivable	201	1,393	705
Receivable from Adviser	5	24	31
Prepaid expenses	9	45	39
Other assets	8	54	33

Total Assets	62,443	773,321	399,436

LIABILITIES
Payable for shares of beneficial interest redeemed	300	3,782	2,377
Payable for investment securities purchased	–	2,163	–
Dividends payable
Class I	3	9	2
Class A	–	1	1
Class T	–	4	–
Administration fees payable	4	36	19
Custodian fees payable	–	4	2
Transfer agent fees payable	1	11	3
Trustees’ deferred compensation payable	8	54	33
Trustees’ fees payable	2	14	8
Other liabilities	12	57	31

Total Liabilities	330	6,136	2,476

TOTAL NET ASSETS	$62,113	$767,185	$396,960

Investments in non-affiliates at cost	$61,207	$758,051	$327,560
Investments in affiliates at cost	–	–	500

(1) Total Investments at cost	$61,207	$758,051	$328,060

See Notes to Financial Statements.

38

	Pennsylvania Tax Exempt Money Market Fund	Tax Exempt Money Market Fund	Treasury Money Market Fund
NET ASSETS:
Paid-in Capital (Unlimited Authorization — No Par Value)	$62,118	$767,200	$396,991
Distributions in Excess of Net Investment Income	–	–	(19)
Accumulated Net Realized Gain (Loss) on Investments	(5)	(15)	(12)

Total Net Assets	$62,113	$767,185	$396,960

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$50,602,673	$473,696,780	$273,628,151

Class I shares outstanding	50,658,012	473,746,925	273,656,957

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

Net assets applicable to Class A	$8,153,858	$44,069,782	$123,331,890

Class A shares outstanding	8,156,486	44,068,241	123,341,830

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

Net assets applicable to Class T	$3,356,878	$249,418,921	N/A

Class T shares outstanding	3,357,792	249,418,533	N/A

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	N/A

See Notes to Financial Statements.

39

PNC Money Market Funds

STATEMENTS OF OPERATIONS (000)

For the Six Months Ended November 30, 2013 (Unaudited)

	Government Money Market Fund	Money Market Fund
Investment Income:
Dividends	$1	$–
Interest	380	1,329
Total Investment Income	381	1,329
Expenses:
Investment advisory fees	1,088	2,132
Administration fees	223	433
Transfer agent fees	57	115
Custodian fees	19	31
Professional fees	81	158
Pricing service fees	3	5
Printing and shareholder reports	7	24
Registration and filing fees	23	33
Trustees’ fees	33	66
Miscellaneous	33	58
Total Expenses	1,567	3,055
Less:
Waiver of investment advisory fees(1)	(1,088)	(2,102)
Expense reimbursement(1)	(140)	–
Net Expenses	339	953
Net Investment Income (Loss)	42	376
Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments Sold	–	–
Net Increase (Decrease) in Net Assets Resulting from Operations	$42	$376

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

40

Ohio Municipal Money Market Fund	Pennsylvania Tax Exempt Money Market Fund	Tax Exempt Money Market Fund	Treasury Money Market Fund

$–	$–	$–	$–
75	31	334	99
75	31	334	99

135	68	708	539
39	22	182	113
12	5	45	25
3	2	10	6
17	9	65	45
3	2	8	2
4	1	3	2
10	10	25	17
6	3	26	18
4	2	18	18
233	124	1,090	785

(135)	(68)	(708)	(539)
(36)	(34)	(117)	(167)
62	22	265	79
13	9	69	20

–	–	–	1
$13	$9	$69	$21

See Notes to Financial Statements.

41

PNC Money Market Funds

STATEMENTS OF CHANGES IN NET ASSETS (000) (Unaudited)

	Government Money Market Fund		Money Market Fund
	For the Six Months Ended November 30, 2013	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013	For the Year Ended May 31, 2013
Investment Activities:
Net investment income (loss)	$42	$95	$376	$878
Net realized gain (loss) on investments sold	–	4	–	11
Net increase (decrease) in net assets resulting from operations	42	99	376	889
Dividends to Shareholders:
Dividends from net investment income:
Class I	(37)	(86)	(317)	(742)
Class A	(5)	(9)	(57)	(156)
Class T	–	–	–	–
Total dividends	(42)	(95)	(374)	(898)
Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Class I	1,027,911	1,895,857	944,898	1,760,255
Class A	732,492	1,287,741	299,434	761,686
Class C	–	–	150	26
Class T	–	–	–	–
Reinvestment of dividends:
Class I	–	–	13	5
Class A	–	–	18	48
Total proceeds from shares issued and reinvested	1,760,403	3,183,598	1,244,513	2,522,020
Value of shares redeemed:
Class I	(982,657)	(2,047,145)	(858,578)	(1,839,107)
Class A	(703,918)	(1,317,475)	(300,036)	(885,356)
Class C	–	–	(179)	(28)
Class T	–	–	–	–
Total value of shares redeemed	(1,686,575)	(3,364,620)	(1,158,793)	(2,724,491)
Increase (decrease) in net assets from share transactions	73,828	(181,022)	85,720	(202,471)
Contributions of capital by affiliate(1)	–	–	–	–
Total increase (decrease) in net assets	73,828	(181,018)	85,722	(202,480)
Net Assets:
Beginning of period	889,018	1,070,036	1,612,667	1,815,147
End of period*	$962,846	$889,018	$1,698,389	$1,612,667

*Including undistributed (distributions in excess of) net investment income	$(42)	$(42)	$(55)	$(57)

(1) See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

42

Ohio Municipal Money Market Fund		Pennsylvania Tax Exempt Money Market Fund		Tax Exempt Money Market Fund		Treasury Money Market Fund
For the Six Months Ended November 30, 2013	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013	For the Year Ended May 31, 2013

$13	$32	$9	$14	$69	$142	$20	$37
–	1	–	(4)	–	2	1	10
13	33	9	10	69	144	21	47

(13)	(31)	(7)	(13)	(49)	(109)	(13)	(29)
–	(1)	(1)	(2)	(4)	(8)	(8)	(11)
–	–	(1)	–	(16)	(25)	–	–
(13)	(32)	(9)	(15)	(69)	(142)	(21)	(40)

128,515	279,219	36,397	112,544	453,481	1,040,737	349,707	805,168
10,567	35,955	23,089	31,234	33,417	77,175	328,632	292,430
–	–	–	–	–	–	–	–
4,975	4,927	11,859	9,902	256,261	329,061	–	–
–	–	–	–	–	–	–	–
–	–	1	2	2	4	–	–
144,057	320,101	71,346	153,682	743,161	1,446,977	678,339	1,097,598

(150,661)	(278,750)	(39,878)	(118,457)	(489,664)	(1,062,268)	(365,918)	(842,028)
(12,680)	(33,572)	(22,942)	(31,984)	(31,775)	(72,002)	(326,098)	(255,338)
–	–	–	–	–	–	–	–
(5,033)	(5,636)	(12,075)	(6,973)	(127,384)	(237,898)	–	–
(168,374)	(317,958)	(74,895)	(157,414)	(648,823)	(1,372,168)	(692,016)	(1,097,366)
(24,317)	2,143	(3,549)	(3,732)	94,338	74,809	(13,677)	232
–	–	–	–	–	–	–	–
(24,317)	2,144	(3,549)	(3,737)	94,338	74,811	(13,677)	239

144,407	142,263	65,662	69,399	672,847	598,036	410,637	410,398
$120,090	$144,407	$62,113	$65,662	$767,185	$672,847	$396,960	$410,637

$–	$–	$–	$–	$–	$–	$(19)	$(18)

See Notes to Financial Statements.

43

PNC Money Market Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2013 (Unaudited)

1. Fund Organization

PNC Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. As of November 30, 2013, the Trust offered for sale shares of 35 Funds. Each of the Funds is authorized to issue various classes of shares (individually, a “Class”, collectively, the “Classes”). Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the PNC Money Market Funds, as defined below, Class I, Class T and Class A Shares are sold without a sales charge; Class C Shares of PNC Money Market Fund are available only through dividend reinvestments and permitted exchanges and may incur contingent deferred sales charges. Contingent deferred sales charges may be reduced or waived under certain circumstances.

As of November 30, 2013, the Trust offered five asset categories that consist of the following Funds:

Target Date Funds

PNC Retirement Income Fund, PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund and PNC Target 2050 Fund;

Equity Funds

PNC Balanced Allocation Fund, PNC International Equity Fund, PNC Large Cap Core Fund (formerly known as PNC Large Cap Core Equity Fund), PNC Large Cap Growth Fund, PNC Large Cap Value Fund, PNC Mid Cap Fund (formerly known as PNC Mid Cap Value Fund), PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund, PNC S&P 500 Index Fund and PNC Small Cap Fund;

Fixed Income Funds

PNC Bond Fund, PNC Government Mortgage Fund, PNC High Yield Bond Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund and PNC Ultra Short Bond Fund;

Tax Exempt Bond Funds

PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Michigan Intermediate Municipal Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund, PNC Pennsylvania Intermediate Municipal Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund; and

Money Market Funds

PNC Government Money Market Fund, PNC Money Market Fund, PNC Ohio Municipal Money Market Fund, PNC Pennsylvania Tax Exempt Money Market Fund, PNC Tax Exempt Money Market Fund and PNC Treasury Money Market Fund.

The financial statements presented herein are those of the Money Market Funds (each referred to as a “Fund,” or collectively as the “Funds”). The financial statements of the Target Date Funds, Equity Funds, Fixed Income Funds and Tax Exempt Bond Funds are not presented herein, but are presented separately.

2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

The investments of the Funds, other than investments in other money market funds, repurchase agreements, and funding agreements are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this

44

method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board of Trustees of the Trust (the “Board”). No such investments held on November 30, 2013 were valued using a method other than amortized cost.

Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day.

Investments in repurchase agreements and funding agreements are generally valued at par each business day.

The Financial Accounting Standards Board (“FASB”) statement “Fair Value Measurements and Disclosures” defines fair value as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

•	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

•	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, observable correlated market inputs.

Fixed Income Securities – independent pricing service-supplied valuations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities; short term obligations valued at amortized cost; or, repurchase agreements.

•	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments; or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels at the end of the reporting period. The Funds did not have any transfers between Level 1 and Level 2 during the six month period ended November 30, 2013.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of November 30, 2013 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on a trade date basis for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the estimated lives of the respective investments using the effective interest method. Expenses common to all of the Funds in the Trust are allocated among the Funds primarily on the basis of each Fund’s respective average net assets. However, other allocation methodologies may also be utilized when appropriate for a given circumstance, including a fixed or straight-line

45

PNC Money Market Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2013 (Unaudited)

allocation across Funds. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class.

Dividends and Distributions to Shareholders

Dividends from net investment income for each of the Funds are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Repurchase Agreements

Each Fund, with the exception of Treasury Money Market Fund, may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). A Custodial Undertaking in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value. Upon an event of default under the Master Repurchase Agreement, if the seller defaults and the value of the collateral security declines or if the seller enters an insolvency proceeding, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral security and recovery of any losses incurred.

At period end, certain Funds had investments in repurchase agreements. The gross value and related collateral received for these investments are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral received exceeded the value of the repurchase agreements as of November 30, 2013.

Master Agreements and Netting Arrangements

Certain Funds are parties to various agreements, including but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event, default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but can include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk.

46

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory Fees

Fees paid by the Funds pursuant to the Advisory Agreement with PNC Capital Advisors, LLC (the “Adviser”), an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC Group”), are payable monthly and are calculated at an annual rate of each Fund’s average daily net assets. The Adviser may, from time to time, waive any portion of its fees and reimburse certain expenses of a Fund. Such waivers and reimbursements are voluntary and may be changed or discontinued at any time. The table below lists the advisory fees, waivers and expense reimbursements that were in effect during the six month period ended November 30, 2013.

	Annual Rate	Fee Waiver	Expense Reimbursement
Government Money Market Fund*	0.25%	0.25%	0.03%
Money Market Fund*	0.25%	0.25%	0.00%
Ohio Municipal Money Market Fund*	0.20%	0.20%	0.05%
Pennsylvania Tax Exempt Money Market Fund*	0.20%	0.20%	0.10%
Tax Exempt Money Market Fund*	0.20%	0.20%	0.03%
Treasury Money Market Fund*	0.25%	0.25%	0.08%
*

The Adviser voluntarily agreed to waive advisory fees and reimburse expenses to the extent necessary to maintain a minimum daily net yield of at least 0.04% for Money Market Fund and 0.01% for Government Money Market and Treasury Money Market Funds. The Adviser also voluntarily agreed to waive fees and reimburse expenses to the extent necessary to maintain a minimum daily net yield of at least 0.02% for each of the Tax Exempt Money Market Funds. This voluntary advisory fee waiver and expense reimbursement may be changed or terminated by the Adviser at any time.

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Class A, Class C and Class T Shares of the Funds. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions, including affiliates of the Adviser, under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class C and Class T Shares in consideration for payment of up to 0.25% of the average daily net assets of each Fund’s Class A Shares or Class C Shares and up to 0.10% of the average daily net assets of each Fund’s Class T Shares.

The Funds suspended accrual and payment of Shareholder Services Fees effective January 1, 2010. This suspension is voluntary and may be changed at any time.

Trustees’ Fees

Each Trustee receives an annual consolidated fee of $76,000 plus $7,250 for each quarterly Board meeting attended in person, and such amount, up to a maximum of $3,250, as may be determined for attendance at special Board meetings convened as necessary, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $6,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, PNC Funds Distributor, LLC (the “Underwriter”), or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust or PNC Advantage Funds (“Advantage”), another registered investment company overseen by the Trustees and for which PNC Capital Advisors, LLC serves as investment adviser, receives any compensation from the Trust. Fees are paid quarterly in arrears and are allocated to the Trust and Advantage based on their average daily net assets.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) and the Adviser are parties to a Co-Administration and Accounting Services Agreement, pursuant to which BNY Mellon and the Adviser serve as Co-Administrators to the Trust. BNY Mellon and the Adviser served as Co-Administrators to the Trust in exchange for fees at the annual rate of 0.05% based on average daily net assets of the Trust’s Funds, excluding the Target Date Funds. For their services as Co-Administrators during the six month period ended November 30,

47

PNC Money Market Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2013 (Unaudited)

2013, approximately 0.0217% was allocated to BNY Mellon and 0.0283% was allocated to the Adviser in aggregate. BNY Mellon also receives other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

Affiliated Money Market Funds

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the Funds offered by the Trust, Advantage and/or the BlackRock Funds.

PNC Group owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds are considered affiliates of the Adviser.

The investments by Government Money Market and Treasury Money Market Funds in PNC Advantage Institutional Government Money Market and BlackRock Treasury Trust Funds, respectively, remained unchanged during the six month period ended November 30, 2013.

Details of affiliated holdings at November 30, 2013 are included in the respective Fund’s Schedule of Investments.

Dividends received from such investments are reported as “Income from affiliate” in the Statements of Operations. For the six month period ended November 30, 2013, the total Income from affiliate for each of the Government Money Market Fund and Treasury Money Market Fund was less than $500.

4. Custodian, Distribution/12b-1 and Transfer Agent Fees

Custodian Fees

The Bank of New York Mellon, an affiliate of BNY Mellon (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. The Bank of New York Mellon also serves as Custodian for Advantage. The Custodian fees for the Trust (excluding the Target Date Funds) and Advantage are calculated at the following annual rate: 0.0025% of the first $5 billion of the combined average daily gross assets of the Trust (excluding the Target Date Funds) and Advantage, 0.002% of the next $5 billion of the combined average daily gross assets of the Trust (excluding the Target Date Funds) and Advantage and 0.001% of the combined average daily gross assets in excess of $10 billion of the Trust (excluding the Target Date Funds) and Advantage. The Custodian fees are allocated to the Trust (excluding the Target Date Funds) and Advantage based on each Fund’s relative average daily net assets. The Bank of New York Mellon also receives other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

Distribution/12b-1 Fees

For its services to the Trust, the Underwriter, a wholly owned subsidiary of Foreside Financial Group, LLC, receives an annual fee payable directly by the Adviser.

The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act (“Rule 12b-1”). Pursuant to the Class A Shares plan, the Funds reimburse the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds’ Class A Shares. The Board renewed a commitment whereby actual distribution fees for Class A Shares will be no more than 0.00% per annum. This commitment continues through September 30, 2014, at which time the Board will consider whether to renew, revise or discontinue it.

The Trust also has adopted a distribution plan for Class C Shares of the Money Market Fund in accordance with Rule 12b-1. Pursuant to the Class C Shares plan, Money Market Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount up to 0.75% per annum of the average daily net assets of the Fund’s Class C Shares.

During the six month period ended November 30, 2013, the 12b-1 accrual was at an annual rate of 0.00% for each of the Funds.

Transfer Agent

BNY Mellon serves as Transfer Agent for the Funds. For its services as Transfer Agent, BNY Mellon receives a fee based primarily upon the number of accounts serviced. Certain minimum fees and transaction charges may apply.

48

5. Federal Income Taxes

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

Each Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as an expense during the current year. A tax position that does meet the more-likely-than-not threshold shall be measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the relevant taxing authority. Management has analyzed each Fund’s tax positions through the six month period ended November 30, 2013 and for each Fund’s open tax years (years ended May 31, 2011 through May 31, 2013) and has concluded that no provision for income tax is required in each Fund’s financial statements.

The amount of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature and are attributable primarily to differences in the book/tax treatment of deferred compensation. The character and timing of dividends and/or distributions made during the year from net investment income and/or net realized capital gains may differ from the year that the income or realized capital gains (losses) were recorded by the Funds. To the extent any of these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts for the fiscal year ended May 31, 2013:

	Undistributed (Distributions in Excess of) Net Investment Income (000)	Accumulated Net Realized Losses (000)	Paid-in Capital (000)
Money Market Fund	$11	$(11)	$–
Pennsylvania Tax Exempt Money Market Fund	1	(1)	–

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. During the fiscal year ended May 31, 2013, capital loss carryforwards that were utilized to offset capital gains were as follows:

(000)
Government Money Market Fund	$ 5
Ohio Municipal Money Market Fund	1
Tax Exempt Money Market Fund	2
Treasury Money Market Fund	10

At May 31, 2013, the Funds had capital loss carryforwards (in thousands) available to offset future realized capital gains through the indicated expiration dates:

	Expiring May 31,
	2016	2017	2018	2019	Indefinite	Total
Government Money Market Fund	$59	$–	$–	$–	$–	$59
Ohio Municipal Money Market Fund	–	–	–	2	–	2
Tax Exempt Money Market Fund	15	–	–	–	–	15
Treasury Money Market Fund	–	4	9	–	–	13

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), net capital losses incurred after May 31, 2011 may be carried forward indefinitely with their character retained as short term or long term. Net capital losses incurred prior to May 31, 2011 may be carried forward for eight years and are treated as short term capital losses in the year to which they were carried.

49

PNC Money Market Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2013 (Unaudited)

However, the Modernization Act requires that post-enactment net capital losses (i.e., those incurred after May 31, 2011) be used before pre-enactment net capital loss carryforwards, which increases the likelihood that pre-enactment capital loss carryforwards will expire unused.

6. Market and Credit Risk

Each of the Funds may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

Ohio Municipal Money Market and Pennsylvania Tax Exempt Money Market Funds follow an investment policy of investing primarily in municipal obligations of one state. Tax Exempt Money Market Fund follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Funds. The repayment of certain municipal obligations may be insured by third parties. Although bond insurance reduces the risk of loss due to default by a municipal issuer, insured bonds remain subject to the risk that their market values may fluctuate for other reasons and there is no assurance that the insurance provider will meet its obligations. Insured securities have been identified in the Schedules of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include letters of credit and liquidity guarantees.

For further discussion of Market and Credit Risks, please see the Funds’ Prospectus.

7. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds have not historically incurred material expenses in respect of those provisions.

8. Payment by Affiliate

On April 21, 2009, PNC Group provided a $1.7 million capital infusion to Money Market Fund to offset a capital loss resulting from the earlier sale of commercial paper holdings in both Pacific Gas and Electric and Southern California Edison.

On November 30, 2010, PNC Group provided $50,000 to Pennsylvania Tax Exempt Money Market Fund and $133,000 to Treasury Money Market Fund as capital infusions which represent voluntary contributions to capital. For tax purposes, those contributions represented capital gains to the Funds. Capital gains of $49,856 in Pennsylvania Tax Exempt Money Market Fund, which could not be offset by a capital loss carryforward, were distributed to shareholders of that Fund.

9. Contribution of Capital by Affiliate

On October 8, 2013, a payment was voluntarily made by PNC Bank, N.A. (“PNC”), an affiliate of the Adviser, to Money Market Fund in the amount of $484. This payment arose as a result of the Adviser determining that shareholder services fees, which were not expressly contemplated as eligible sources for reimbursement of upfront distribution fees made by PNC to Financial Intermediaries (“FIs”) under the Fund’s Services Plan at the time, were utilized to reimburse PNC for financing these upfront payments to FIs in connection with the sale of Money Market Fund’s Class C Shares in prior fiscal years.

10. Subsequent Events

Subsequent events have been evaluated through the date that the financial statements were issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded.

50

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AGREEMENT

At a meeting held on May 29, 2013, the Trustees of PNC Funds (the “Trust”), including a majority of the Trustees who are not “interested persons” (as such term is defined in Section 2(a)(19) of the 1940 Act (the “Independent Trustees”)), met in person to conduct their annual review of the Advisory Agreement between the Trust and PNC Capital Advisors, LLC (the “Adviser”).

The Trustees discussed with independent counsel to the Trustees (“Independent Counsel”) a memorandum prepared by Independent Counsel that provided a summary of the Trustees’ fiduciary responsibilities under state and federal law relating to the approval of the continuation of the Advisory Agreement. The agreement renewal process was divided into two meetings to allow the Adviser to present material relating to the services provided to the Funds for the Trustees’ review at the first meeting and to permit the Trustees time to request and evaluate additional information from the Adviser prior to approving the agreement at the next Board meeting.

The Trustees received and reviewed comprehensive written materials prepared by the Adviser in response to Independent Counsel’s request on behalf of the Trustees. These materials addressed the nature of the advisory services provided by the Adviser, including portfolio management personnel and their compensation structure; the performance of the Funds managed by the Adviser, as well as the performance of its other similarly managed accounts; the profitability of the Adviser; the Adviser’s operations with respect to its oversight of sub-advisers; brokerage, trading, soft dollar practices and securities lending practices; fees and expenses of each Fund compared to a peer group selected by Lipper, Inc.; the compliance program of the Adviser; and risk management and monitoring measures. The Trustees received presentations on a number of topics, including a comparison on a fund by fund basis of the relationship between a fund’s over/under performance relative to its benchmark and the advisory fees being charged by the Adviser versus the peer group; and the profitability of the Adviser. A detailed discussion ensued in which the Trustees discussed various factors including, but not limited to, the resources devoted to management of the Funds and a comparison of the fees charged to the Funds with those charged to the Adviser’s institutional clients with separately managed accounts and the advisory services provided to each. Based on this discussion, the Trustees requested additional information for their consideration of the renewal of the Advisory Agreement at their next meeting.

At a meeting held on August 28, 2013, the Trustees of the Trust, including the Independent Trustees, met in person and voted to approve the renewal of the Advisory Agreement between the Trust and the Adviser for a one-year period commencing October 1, 2013.

In reaching their decision to renew the Advisory Agreement, the Trustees considered whether the agreement continues to be in the best interests of the funds and their shareholders, an evaluation based primarily on the nature and quality of the services provided by the Adviser and the overall fairness of the agreement to the Trust. They discussed the materials pertaining to the other factors that they must consider for annual review of the agreement as presented at the May meeting, as well as information relevant to the Adviser’s services that they receive throughout the year. The Trustees also considered the Adviser’s responses to the Trustees’ follow up questions on the written materials.

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. The Trustees confirmed that there were no pending litigation or regulatory actions against the Adviser that would adversely affect or prohibit the Adviser’s services to the Trust.

Based on this review, the Trustees concluded that the Adviser had the capabilities, resources and personnel necessary to act as the investment adviser. With respect to the advisory fees, the Trustees concluded such fees were fair and reasonable.

Based on their evaluation of all material factors, including those described above, the Trustees concluded that the terms of the agreement remained reasonable and fair and that the renewal of the Advisory Agreement was in the best interests of the Trust and the Funds’ shareholders.

51

PNC Money Market Funds

PROXY VOTING AND QUARTERLY SCHEDULES OF INVESTMENTS

(Unaudited)

Proxy Voting

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to their portfolio securities as well as information regarding how the Trust voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting theTrust’s website at pncfunds.com, or on the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Trust’s website at pncfunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Fund Holdings

A monthly listing of the holdings of the PNC Money Market Funds can be found by visiting the Trust’s website at pncfunds.com.

52

Investment Adviser

PNC Capital Advisors, LLC

One East Pratt Street, 5th Floor

Baltimore, MD 21202

Underwriter

PNC Funds Distributor, LLC

Three Canal Plaza,

Suite 100,

Portland, ME 04101

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199-3600

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

P.O. Box 9795
Providence, RI 02940-9795

PRESORTED STANDARD
U.S. POSTAGE
PAID
BNY MELLON

INVESTMENT ADVISER:

PNC Capital Advisors, LLC
One East Pratt Street
Baltimore, MD 21202

PNC FUNDS

SA-001-1213

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management

 Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and

 Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Funds

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date	1/27/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date	1/27/2014

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer
(principal financial officer)

Date	1/27/2014

* Print the name and title of each signing officer under his or her signature.